Jason L. Bradshaw

Senior Variable Compliance Consultant

North American Companies

for Life and Health Insurance

525 West Van Buren •  Chicago, Illinois 60607

Phone:  800.800.3656, Ext. 27878 •  Fax: 312.648.7778

E-Mail:  jbradshaw@sfgmembers.com

September 20, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

        File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 2 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b)(4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

/s/ Jason L. Bradshaw

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on September 20, 2012
Registration Nos. 333- 176870
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 2	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 122	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Victoria E. Fimea	Frederick R. Bellamy, Esq.
Senior Vice President, General Counsel & Secretary	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	1275 Pennsylvania Avenue, N.W.
Sammons Financial Group	Washington, DC 20004-2415
4350 Westown Parkway
West Des Moines, IA 50266

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
x	On October 1, 2012 pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
LiveWell Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

LiveWell Variable Annuity Prospectus

October 1, 2012

An Individual Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

This prospectus describes what You should know before purchasing the LiveWell Variable Annuity contract.  Please read this prospectus carefully and keep it for future reference.

The LiveWell Variable Annuity (the “Contract”) is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.  The minimum initial premium for a Contract is $10,000.

The investment options available under your Contract are listed on the next page.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of each investment option.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Distribution of the Contracts” for additional information about the amount of compensation We pay.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate Account C, dated October 1, 2012 has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available free of charge by accessing the SEC’s Internet website (www.sec.gov) or upon request, free of charge, by writing to Us at Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547 or by calling Our Customer Service Center toll-free (866) 747-3421.  The table of contents of the SAI is included at the end of this prospectus and is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to the Separate Account investment options (see Definitions) that invest in a specified mutual fund portfolio.  The investment  options  are part of the following series funds or trusts:

• The Alger Portfolios	• Legg Mason Partners Variable Equity Trust
• AllianceBernstein Variable Products Series	• Legg Mason Partners Variable Income Trust
• American Century Variable Portfolios, Inc.	• Lord Abbett Series Fund, Inc.
• BlackRock Variable Series Funds, Inc.	• MFS Variable Insurance Trust
• Calvert Variable Series, Inc.	• Northern Lights Variable Trust
• DWS Variable Insurance Portfolios	• PIMCO Variable Insurance Trust
• Eaton Vance Variable Trust	• Pioneer Variable Contracts Trust
• Fidelity Variable Insurance Products	• The Prudential Series Funds
• Franklin Templeton Variable Insurance Products Trust	• Royce Capital Fund
• Ivy Funds Variable Insurance Portfolios • Janus Aspen Series • Lazard Retirement Series, Inc.	• Rydex Variable Funds • Van Eck VIP Trust

Your accumulation value in the investment options will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK.  THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.  THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Separate  Account  investment options (the “subaccounts”) currently available under Your Contract are:

1. Alger Capital Appreciation Portfolio Class S	57. Ivy Funds VIP Small Cap Value
2. AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	58. Janus Aspen Balanced Portfolio Service Shares
3. AllianceBernstein VPS Real Estate Investment Portfolio B	59. Janus Aspen Flexible Bond Portfolio Service Shares
4. AllianceBernstein VPS Small Cap Growth Portfolio B	60. Janus Aspen Global Technology Portfolio Service Shares
5. AllianceBernstein VPS Small/Mid Cap Value Portfolio B	61. Janus Aspen Janus Portfolio Service Shares
6. American Century VP Inflation Protection Fund II	62. Janus Aspen Overseas Portfolio Service Shares
7. American Century VP Mid Cap Value Fund II	63. Janus Aspen Series Perkins Mid Cap Value Portfolio Service Shares
8. American Century VP Ultra Fund II	64. Janus Aspen Worldwide Portfolio Service Shares
9. American Century VP Value Fund II	65. Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares
10. BlackRock Basic Value V.I. Fund Class III	66. Lazard Retirement International Equity Portfolio Service Shares
11. BlackRock Capital Appreciation V.I. Fund Class III	67. Legg Mason ClearBridge Variable Equity Income Builder Portfolio Class II
12. BlackRock Equity Dividend V.I. Fund Class III	68. Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II
13. BlackRock Global Allocation V.I. Fund Class III	69. Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II
14. BlackRock Large Cap Core V.I. Fund Class III	70. Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II
15. BlackRock Large Cap Growth V.I. Fund Class III	71. Lord Abbett Series Fund Bond Debenture Portfolio VC
16. Calvert VP SRI Equity Portfolio	72. Lord Abbett Series Fund Developing Growth Portfolio VC
17. Calvert VP SRI Mid Cap Growth Portfolio	73. Lord Abbett Series Fund Fundamental Equity Portfolio VC
18. DWS Alternative Asset Allocation VIP Portfolio[1] Class B	74. MFS VIT II Bond Portfolio Service Class
19. DWS Dreman Small Mid Cap Value VIP Class B	75. MFS VIT II Emerging Markets Equity Portfolio Service Class
20. DWS Equity 500 Index VIP Class B	76. MFS VIT II Global Tactical Allocation Portfolio Service Class
21. DWS Global Small Cap Growth VIP Class B	77. MFS VIT II International Value Portfolio Service Class
22. DWS Large Cap Value VIP Class B	78. MFS VIT II New Discovery Portfolio Service Class
23. DWS Small Cap Index VIP Class B	79. MFS VIT II Technology Portfolio Service Class
24. Eaton Vance VT Floating-Rate Income	80. MFS VIT II Utilities Portfolio Service Class
25. Eaton Vance VT Large-Cap Value	81. Mutual Global Discovery Securities Fund Class 2
26. Fidelity VIP Contrafund Portfolio Service Class 2	82. Mutual International Securities Fund Class 2
27. Fidelity VIP Emerging Markets Portfolio Service Class 2	83. Mutual Shares Securities Fund Class 2
28. Fidelity VIP FundsManager 50% Portfolio Service Class 2	84. PIMCO VIT All Asset Portfolio Advisor Class
29. Fidelity VIP FundsManager 70% Portfolio Service Class 2	85. PIMCO VIT Commodity Real Return Strategy Portfolio Advisor Class
30. Fidelity VIP FundsManager 85% Portfolio Service Class 2	86. PIMCO VIT Emerging Markets Bond Portfolio Advisor Class
31. Fidelity VIP High Income Portfolio Service Class 2	87. PIMCO VIT Global (Unhedged) Bond Portfolio Advisor Class
32. Fidelity VIP Mid Cap Portfolio Service Class 2	88. PIMCO VIT Global Multi-Asset Portfolio Advisor Class
33. Fidelity VIP Money Market Portfolio Service Class 2	89. PIMCO VIT High Yield Portfolio Advisor Class
34. Fidelity VIP Overseas Portfolio Service Class 2	90. PIMCO VIT Low Duration Portfolio Advisor Class
35. Fidelity VIP Real Estate Portfolio Service Class 2	91. PIMCO VIT Real Return Portfolio Advisor Class
36. Fidelity VIP Strategic Income Portfolio Service Class 2	92. PIMCO VIT Short-Term Portfolio Advisor Class
37. Fidelity VIP Value Strategies Portfolio Service Class 2	93. PIMCO VIT Total Return Portfolio Advisor Class
38. Franklin Income Securities Fund Class 2	94. Pioneer Bond VCT Portfolio Class II
39. Franklin Rising Dividends Securities Fund Class 2	95. Pioneer Equity Income VCT Portfolio Class II
40. Guggenheim VT DWA Sector Rotation[2]	96. Pioneer Fund VCT Portfolio Class II
41. Guggenheim VT Global Managed Futures Strategy Fund[3]	97. Pioneer High Yield VCT Portfolio Class II
42. Guggenheim VT Multi-Hedge Strategies Fund[4]	98. Pioneer Strategic Income VCT Portfolio Class II
43. Guggenheim VT Small Cap Value Series Q	99. Power Income VIT Fund Class 2
44. Guggenheim VT U.S. Long Short Momentum[5]	100. Prudential Series Fund Jennison 20/20 Focus Portfolio Class II
45. Ivy Funds VIP Asset Strategy	101. Prudential Series Fund Natural Resources Portfolio Class II
46. Ivy Funds VIP Balanced	102. Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II
47. Ivy Funds VIP Dividend Opportunities	103. Royce Capital Fund - Micro-Cap Portfolio Service Class
48. Ivy Funds VIP Energy	104. Royce Capital Fund - Small-Cap Portfolio Service Class
49. Ivy Funds VIP Global Bond	105. Rydex VT Biotechnology Fund
50. Ivy Funds VIP Global Natural Resources	106. Rydex VT S&P 500 Pure Growth Fund
51. Ivy Funds VIP Growth	107. Rydex VT S&P MidCap 400 Pure Growth Fund
52. Ivy Funds VIP International Core Equity	108. Templeton Developing Markets Securities Fund Class 2
53. Ivy Funds VIP International Growth	109. Templeton Foreign Securities Fund Class 2
54. Ivy Funds VIP Mid Cap Growth	110. Templeton Global Bond Securities Fund Class 2
55. Ivy Funds VIP Science and Technology	111. Van Eck VIP Global Hard Assets Fund S
56. Ivy Funds VIP Small Cap Growth	112. Western Asset Variable Global High Yield Bond Portfolio Class II6

1Formerly DWS Alternative Asset Allocation Plus VIP Portfolio                4Formerly Rydex|SGI VT Multi-Hedge Strategies Fund

2Formerly Rydex|SGI VT DWA Sector Rotation                                             5Formerly Rydex|SGI VT U.S. Long Short Momentum

3Formerly Guggenheim VT Managed Futures Strategy                                6Formerly Legg Mason Western Asset Variable Global High

 Fund  Effective October 29, 2012                                                                       Yield Bond Portfolio Class II – Effective November 1, 2012

These investment options are open to new premiums and investment transfers.  More information can be found in the appendices.  “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” highlights each subaccount’s investment objectives and adviser.

If You have received a summary prospectus for any of the investment options available through Your Contract, You may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information, shown on the front of the Fund’s summary prospectus.

DEFINITIONS

SUMMARY

Features of LiveWell Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Surrenders and Partial Withdrawals

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Fees and Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges and Fees

Surrender Charge

Mortality and Expense Risk Charge

Asset Based Administration Charge and Quarterly Contract Maintenance Fee

Premium Taxes

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Other Products

Inquiries And Correspondence

Electronic Account Information

State Variations

Our Separate Account C And Its Investment options

Amounts In Our Separate Account

We Own The Assets Of Our Separate Account

Our Right To Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders and Partial Withdrawals

Systematic Withdrawals

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

Asset Based Administration Charge and Quarterly Contract  Maintenance Fee

Transfer Charge

Charges In The Funds

Premium Taxes

Other Taxes

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Nonqualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Surrenders and Partial Withdrawals

Multiple Contracts

Withholding

Annuity Payments

Partial Annuitization

Medicare Tax

Federal Defense of Marriage Act

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate Taxes

Generation- Skipping Transfer Tax

Federal Estate, Gift and Generation-Skipping Transfer Taxes.

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Maturity Date

Electing an Annuity Payment Option

Fixed Payment Options

Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Fund Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants In Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Performance

Change of Address Notification

Modification to Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds From This Contract

Distribution Of The Contracts

Regulation

Legal Proceedings

Legal Matters

Financial Statements

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Funds’ Portfolios

Availability of the Portfolios

APPENDIX B – STATE VARIATIONS

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus.  These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts You have in the investment option(s) of Our Separate Account under Your inforce contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant  may not be changed during the annuitant’s  lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your Contract under one of the annuity payment options.  An election to annuitize Your Contract may be irrevocable.  If You elect to annuitize Your Contract, You will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner .

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where You must send correspondence, service or transaction requests, and inquiries to P.O. Box 758547 Topeka, Kansas, 66675-8547 or via fax (866) 511-7038. Please note:  Premium payments must be sent to P.O. Box 758546, Topeka, Kansas, 66675-8546. The overnight mailing address is 200 SW 6th Avenue, Topeka, Kansas 66603-3704, this should only be used for mail delivered via a courier.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner  if the Contract is still inforce.

Gain means the difference, if any, between Your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as We determine in Our discretion.  For more detailed information see “Administrative Procedures” on page 10.

Gross Premium means Your premium payment(s) before any partial withdrawals.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Investment Option means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and  Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Maturity Date means the date, specified in Your contract, on which income payments will begin.  The earliest possible maturity date is the 1st contract anniversary at which time You may annuitize Your full accumulation value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means total premiums received less any reductions for partial withdrawals.  Partial withdrawals will reduce the net premium and  accumulation  value.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity  date, the owner will be the payee.  The beneficiary  is the payee  of the proceeds at the death of the Owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 4350 Westown Parkway, West Des Moines, IA  50266.  Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to Our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to Us.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the Contract.  Our Separate Account is divided into subaccounts.

Subaccount means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means the Separate Account accumulation value on the date of surrender less any premium tax and quarterly Contract maintenance fee. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.  Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at Our Customer Service Center in good order at P.O. Box 758547, Topeka, Kansas 66675-8547 or via fax (866) 511-7038. The overnight mailing address is 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the Contract.  We refer to the person who is covered by the Contract as the “owner,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your Contract and the SAI for more detailed information.  The prospectus discloses all material features and benefits of the contract. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is inforce.

Features of LiveWell Variable Annuity

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”)  and payment of annuity payments.  The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”).  This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contract” on page 13 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of Your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this Contract:

•         if You are looking for a short-term investment; or

•         if You cannot risk getting back less money than You put in.

Your “Free Look” Right

You can examine the Contract and return it to Us for any reason within ten (10) days after You receive it for a refund of the accumulation value (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 17 for more details.

Your Accumulation Value

Your accumulation value depends on:

•         the amount and frequency of premium payments,

•         the selected subaccount’s investment experience,

•         partial withdrawals, and

•         charges and deductions.

You bear the investment risk under the contract.  There is no minimum guaranteed accumulation value and You could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever You want, prior to annuitization,  and in whatever amount You want, within certain limits.  The minimum initial premium for a Contract is $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  We will also accept additional payments via automatic bank draft in amounts of $250 or more per month.

Unless You receive approval from Us, the maximum amount of premium You can pay into this Contract prior to the maturity date is $2,000,000.  Also, an initial or additional premium that would cause the contract value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Investment Choices

You allocate Your accumulation value to the investment options of Our Separate Account available under this Contract.  Currently, We do not limit the maximum number of investment options. However, We reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the funds’ prospectuses, which accompany this prospectus.  See “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” on page 39 for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses.  More detail concerning each investment options’ fees and expenses is contained in the prospectus provided by the fund company.

We allocate Your premiums and investment allocations to the investment options You choose.  The value of Your contract will fluctuate daily during the accumulation period depending on the investment options You have chosen; You bear the investment risk.

Transfers

We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active dollar cost averaging (“DCA”) or automatic rebalancing programs. We also reserve the right to limit the number of transfers You may make and may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the underlying funds.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all, or specific Contract owners.  See “Transfer Limitations” on page 19 for more information. Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other contract owners  (and beneficiaries and portfolios).  These risks and harmful effects include:

•         dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•         increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Surrenders and Partial Withdrawals

We do not deduct any surrender charges for partial withdrawals or full surrenders.  You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin.  Withdrawals, also known as partial withdrawals, will reduce Your accumulation value.  See “Surrenders and Partial Withdrawals” on page 21 for more information.

You may also elect a systematic withdrawal option.  See “Systematic Withdrawals” on page 22.

A partial withdrawal or surrender (including withdrawals to pay third-party investment advisers) may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  See  “FEDERAL TAX STATUS” on page 25, and “Electing an Annuity Payment Option” on page 30.  Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

For certain surrenders and partial withdrawals, a signature guarantee may be required.  See “Administrative Procedures” below.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at Our Customer Service Center, subject to Our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the accumulation unit value next determined after You have met all administrative requirements in good order.

Good order means that any required forms are accurately filled out and that We have all the signatures and other information We require, including written notice and proper notification, as We determine in Our discretion. To the extent applicable, this information and documentation generally includes Your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all Contract owners, exactly as registered on the Contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  Please sign and date all of Your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good  order  prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.  An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many national and state banks; savings banks and savings and loan associations; securities brokers and dealers; and credit unions.  The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Death Benefit

The LiveWell Variable Annuity Contract pays a death benefit when the owner dies before the maturity date, if the Contract is still inforce.

If the owner dies on or after the maturity date, then any remaining guaranteed  amounts, other than the amount payable to, or for the benefit of, the owner’s  surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s  death.  Other rules relating to distributions at death apply to Qualified Contracts.  Premium taxes may also be deducted from all death benefit proceeds.

Fees and Expenses

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the Contract.  The first table lists the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, or transfer accumulation value between investment options.  Premium taxes may also be deducted.

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

1Premium tax is based on current resident state and varies by state.  If applicable in Your state, it is generally payable upon full surrender, death, maturity or annuitization.

2We reserve the right to charge $15 per transfer for transfers in excess of 15 per contract year.

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You may pay periodically during the time that You own the Contract, not including portfolio company fees and expenses.

Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Total Separate Account Annual Expenses	2.25%	1.35%

1Currently the annual amount is $40 and may not exceed $60.  The quarterly fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to change this fee, however it will not exceed $60 annually.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or full surrender, no Contract maintenance fee is charged.

The quarterly Contract maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the quarterly Contract maintenance fee on an investment of less than $50,000.  In the examples, the quarterly Contract maintenance fee is approximated as an annual asset charge of 0.30% (based on the maximum $60 charge) or 0.20% (based on the current $40 charge) assuming an expected average accumulation value of $20,000.

2This charge is a percentage of average accumulation value in each investment option.  This annual charge is deducted daily.

For information concerning compensation paid for the sale of contracts, see “Distribution Of The Contracts” on page 36.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the fund companies for the year ended December 31, 2011 (before any fee waiver or expense reimbursement).  Expenses may be higher or lower in the future.  More detail concerning each fund company’s fees and expenses is contained in the prospectus for each fund company.

Total Annual Fund Company Operating Expenses	Lowest	Highest
(expenses that are deducted from fund company assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	0.51%	29.97%[2]

1The fund expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2011. Current or future expenses may be higher or lower than those shown.

2The 29.97% is for the Lord Abbett Series Developing Growth Fund; however for May 1, 2012 through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 0.90%.

Expense Examples

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, quarterly maintenance fees, Separate Account annual expenses, and fund company operating expenses (for the year ended December 31, 2011).

Both examples assume that You invest $10,000 in the Contract for the time periods indicated.  The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1:  This example assumes that the charges are at the highest guaranteed level, and the highest level of portfolio expenses (without voluntary waiver of fees or expenses).

1 Year	3 Years	5 Years	10 Years
$2,788	$6,290	$8,141	$9,797

Example 2:  This example assumes that the charges are at the current levels, and the lowest level of portfolio expenses (without voluntary waivers of fees or expenses).

1 Year	3 Years	5 Years	10 Years
$193	$597	$1,027	$2,223

The examples do not reflect premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling Us toll-free at (866) 747-3421, faxing Us at (866) 511-7038, or writing Us at Our Customer Service Center, Midland National Life Insurance Company,  P.O. Box 758547, Topeka, Kansas 66675-8547.

Charges and Fees

Surrender Charge

Sales charges are not deducted from premium payments.  There is no surrender charge on surrenders or withdrawals, even in the first Contract  year.

Mortality and Expense Risk Charge

We deduct a 1.00% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the Contract.  (See “Mortality and Expense Risk Charge” on page 24.)

Asset Based Administration Charge and Quarterly Contract Maintenance Fee

We deduct an asset based administration charge of 0.35% per annum against all accumulation values held in the Separate Account.  In addition, We currently deduct a quarterly Contract maintenance fee of $10 from each Contract.  This fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to increase this charge, however, it will not exceed $60 per Contract year or $15 per Contract  quarter.  If Your accumulation value or net premium is greater than $50,000 on the Contract  quarter  anniversary date or at the time of a full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your contract will terminate without value. (See “CHARGES, FEES AND DEDUCTIONS” on page 24.)

Third-Party Registered Investment Adviser Fee

You may elect to have a third-party registered investment adviser, in connection with allocations among the investment options. Midland National does not endorse any advisers, nor do We provide investment advice. You can request that We take withdrawals from Your Contract to pay the advisory fees provided We have received documentation from You and Your adviser.  Any such withdrawal may be taxable, and prior to age 59 ½ may be subject to a 10% penalty tax.  You should consult a tax adviser.  Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your surrender value at surrender and from Your accumulation  value at  death, maturity or annuitization.  (See “Premium Taxes” on page 25).

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Because of the fees and expenses and possible loss of principal, the contracts are not appropriate for short-term investment.  In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the Contract is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the contract appropriate for their purposes.  Before purchasing a Contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for Your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.  By purchasing this Contract, You represent and warrant that You are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These annuity contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the Contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these annuity contracts, contact Your registered representative, or call Us at (866) 747-3421.

Inquiries And Correspondence

If You have any questions about Your Contract or need to make changes, then contact the registered representative who sold You the Contract, or contact Us at Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to Us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday  (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Customer Service Center and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile, internet and telephone transaction privileges at any time for some or all Contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the Contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that We believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Customer Service Center.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Customer Service Center.

Electronic Account Information

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that You promptly notify Us of any change in Your e-mail address, in order to avoid any disruption of deliveries to You. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting Our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing Us at Our mailing address P.O. Box 758547, Topeka, Kansas 66675-8547 or by telephone at (866) 747-3421.

State Variations

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in Your state.  See Your Contract for specific variations since any such variations will be included in Your Contract or endorsements attached to Your Contract.  See Your registered representative or contact Our Customer Service Center for additional information that may be applicable to Your state. For more information see “APPENDIX B – STATE VARIATIONS” on page 47. All material state variations are disclosed in Appendix B to this prospectus.

Our Separate Account C And Its Investment options

The Separate Account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund.  You may allocate part or all of Your premiums to any of the investment options of Our Separate Account available under this contract (some restrictions may apply).

You will find information about the Trusts and Funds currently available under Your Contract in “Appendix A – Separate Account Investment Options”.  Appendix A includes information about investment objectives and advisers.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information.  You should read the funds’ prospectuses carefully before investing, allocating or transferring money to any portfolio.  You can receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting Your registered representative or by calling Our Customer Service Center at (866) 747-3421 or writing to Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the fees disclosed in the funds’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund.  Contract owners, through their indirect investment in the funds, bear the costs of these fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the Contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50%  annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the Contracts,  and, in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Amounts In Our Separate Account

The amount You have in each investment option is represented by the value of the accumulation units.  The value You have in an investment option is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment options are used to purchase accumulation units.  Accumulation units of an investment option are purchased when You allocate premiums  or transfer amounts to that option.  Accumulation units are sold or redeemed when You make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day.   The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values.  We determine accumulation unit values for the investment options at the end of each business day.  The accumulation unit value for each investment option is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses.  The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of 1.35% of the accumulation value in the Separate Account.  Additional information about the accumulation unit values is contained in the SAI.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your Contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our general account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the Contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment option of the Separate Account may be liable for claims relating to the operations of another investment  option.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account.  In making any changes, We may not seek approval of contract owners  (unless approval is required by law).  We have the right to:

•         add investment options to, or remove investment options from Our Separate  Account;

•         combine two or more investment  options within Our Separate Account;

•         withdraw assets relating to Our variable annuities from one investment option and put them into another;

•         eliminate a portfolio’s shares and substitute shares of another portfolio of the funds or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the contract is delivered;

•         end the registration of Our Separate Account under the Investment Company Act of 1940;

•         operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•         operate Our Separate Account or one or more of the investment options in any other form the law allows, including a form that allows Us to  make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then You will be notified.  We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to the Fidelity VIP Money Market investment option.

If You are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from Us, Your accumulation value invested in such investment  option  will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment  option  in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future  premium payments.

You may want to transfer the amount in that investment option as a result of changes We have made.  If You do wish to transfer the amount You have in that investment option to another investment  option  of Our Separate Account, then You may do so, without charge, by writing to Our Customer Service Center.  At the same time, You may also change how Your premiums  are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a contract may submit an application form and an initial premium payment of at least $10,000.  The sale must take place through a representative who is licensed, registered and authorized to sell the Contract.  The maximum issue age for the contract is 90 (the owner’s  age).

If Your application is complete and in good order (see “Administrative Procedures” on page 10), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your contract is issued or Your premium is refunded.  While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that valuation  period.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next valuation  period.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling registered representative to forward the application to Us promptly, or because of delays in their broker dealer determining that the Contract is suitable for You.  Any such delays will affect when Your Contract can be issued and when Your premium payment is allocated among investment options of Our Separate Account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other Contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Customer Service Center.

Free Look

You may cancel Your Contract within Your ten (10) day Free Look period.  We deem the Free Look period to expire 10 days after You have received Your Contract.  Some states and situations may require a longer Free Look period.  To cancel Your Contract, You need to return Your Contract to the registered representative who sold it to You or to Our Customer Service Center.  If You cancel Your Contract, then We will return:

•         The accumulation  value  (which may be more or less than the premium payments You paid), or

•         If greater and required by Your state, Your premiums minus any partial withdrawals.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the Contract until We receive it. You should consult with and rely upon a tax adviser if You are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits. Your initial investment must be at least $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  We will also accept additional payments via automatic bank draft in amounts of $250 or more per month.  Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000.  In addition, an initial or additional premium that would cause the accumulation  value  or total value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by Us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders).  We reserve the right to accept or reject any premium payment or form of payment.

The mailing address to send premium payments to Us is: Midland National Life Insurance Company, P.O. Box 758546, Topeka, Kansas 66675-8546.

Allocation of Premium Payments

You will specify Your desired premium allocation on the Contract’s application form.  Your instructions in Your application will dictate how to allocate Your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100.  The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  We reserve the right to limit the number of investment options in which You can allocate Your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Customer Service Center and telling Us what changes You wish to make.  We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date We receive Your request at Our Customer Service Center.  Changing Your allocation instructions will not change the way Your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise.  (See “Dollar Cost Averaging” on page 22).

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment options.  Your accumulation value will vary daily to reflect the investment performance of the investment option(s) You select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract.   Transaction charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of Our Separate Account.  You bear the investment risk.  An investment option’s performance will cause Your accumulation value to go up or down each valuation  period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted.  The minimum transfer amount is $100 or 100% of the investment  option  if less than $100.  The minimum amount does not have to come from or be transferred to just one investment option.  The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at Our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation  period.  If We receive Your completed transfer request in good order after the close of a valuation  period, We will process the transfer request at the unit value determined at the close of the next valuation  period

For information regarding telephone or facsimile requests, see “Inquiries And Correspondence” on page 13.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds From This Contract” on page 35. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific Contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by Contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our Contract owners  and the portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the Separate Account that may adversely affect other Contract owners  or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading.  We currently define excessive trading as:

•         More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”.  Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•         Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  We will review those transfers (and other transfers in the same Contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that Contract’s transfer privileges and We will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days.  We will attempt to inform the Contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days.  If We do not succeed in reaching the Contract owner or registered representative by phone, We will send a letter by first class mail to the Contract owner’s  address of record.

We reserve the right to apply Our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by Us or other insurance companies.  Therefore, if You allocate premiums or Your accumulation value to this type of investment option, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.  For a complete description of each funds’ trading policies, review each funds’ prospectus.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the Contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option.  You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund companies whose funds are offered through the Contract.  Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and may include personal contract information, including names and social security numbers or other tax identification numbers.  As a result of this information sharing, a fund company may direct Us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the funds’ excessive/frequent trading policy.  This could include the fund directing Us to reject any allocations of premium or contract value to the fund or all funds within the fund family.  We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other Contract owners  or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).   We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by Contract owners  within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others.  We may not always apply these detection methods to investment options investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.  Currently, We do not intend to apply these frequent trading detection methods or restrictions to funds that are open for frequent transfers, indicated by an “*” in the list shown on page 2 of this prospectus.

We reserve the right to place restrictions on the methods of implementing transfers for all Contract owners  that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original ‘wet’ Contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners  seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of Contract owners  determined to be engaged in transfer activity that may adversely affect other Contract owners  or portfolios shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all Contract owners  without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders and Partial Withdrawals

You may withdraw all or part of Your surrender value by sending Us a written request at Our Customer Service Center in good order.  The surrender value is the Separate Account accumulation value minus any quarterly Contract maintenance fees.  In some states a premium tax charge may also be deducted.  Surrenders may be restricted by a retirement plan under which You are covered.  Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500.  If a partial withdrawal results in Your accumulation  value becoming less than $500,   then the entire surrender  value  must be withdrawn.  A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, You must send in Your Contract with Your surrender request or sign a lost contract statement.

Any required tax withholding will be deducted from the amount paid.  In addition, upon full surrender a quarterly contract maintenance fee (and possibly a premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender or partial withdrawal request in good order after the close of a valuation  period, We will process the surrender request at the unit value determined at the close of the next valuation  period.

We will generally pay the surrender or partial withdrawal amount from the Separate Account within seven days after We receive a properly completed surrender or partial withdrawal request in good order.  In some cases, ‘good order’ requires a signature guarantee.  See “Administrative Procedures” on page 10. We may defer payment for more than seven days when:

•         trading on the New York Stock Exchange is restricted as defined by the SEC;

•         the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•         an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment option is not reasonably practicable;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         Your premium check has not cleared Your bank.

See “When We Pay Proceeds From This Contract” on page 35.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

Unless You specify otherwise, Your partial withdrawal will be deducted from all investment options in the same proportion as Your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on Your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 25.

Systematic Withdrawals

The systematic withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed service form to Our Customer Service Center.  You may designate the systematic withdrawal amount or the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next valuation  period.  The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending Us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100.  Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The Contract will automatically terminate if a systematic withdrawal causes the contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the Contract owner’s  gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. Your accumulation value must be at least $10,000 to initiate the DCA program.  The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.

Only one active DCA program is allowed at a time.  You must complete the proper request form and send it to Our Customer Service Center, and there must be a sufficient amount in the DCA source account.  The  source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.   The DCA request form will specify:

•         the DCA source account from which transfers will be made,

•         the total monthly amount to be transferred to the other investment options, and

•         how that monthly amount is to be allocated among the investment options.

Once You elect DCA, additional premiums  can be allocated to the DCA source account by sending them in with a DCA request form or written instructions.  Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the contract is issued, then DCA will start on the Contract anniversary of the second Contract month.  If it is requested after issue, then DCA will start on the Contract  anniversary  of the next Contract month after the request is received.  DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.  You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for You to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing program allows Contract owners, to have Us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  Portfolio Rebalancing program is not available when there is an active DCA program on the contract. If You elect this option, then on the Contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the portfolio rebalancing program by sending You one month’s notice.  Contact Us at Our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

Death Benefit

If the owner dies before the maturity date and while the Contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Customer Service Center) satisfactory proof of the owner’s  death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.  Once You choose a Death Benefit, You cannot change it.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving  spouse may choose to treat the Contract as his/her own Contract.

If the sole beneficiary  is not the spouse, the surviving joint owner will be the designated primary beneficiary  and any other beneficiaries  on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net  premiums  paid on the business day that Our Customer Service Center receives a complete death benefit claim, which includes all of the following in good order: (a) proof of death acceptable to Us, (b) an election of how the death benefit is to be paid, and (c) any other documents or forms that We require. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date We receive an election of how that beneficiary’s  portion of the death benefit  is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.

After the date on which We receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary  has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries  then they all must join in such a transfer request.

If the owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.

If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.  Premium taxes may be deducted from the death benefit proceeds.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks currently at an effective annual rate to 1.00% of the accumulation value in the Separate Account.  The investment option’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long the annuitant  or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your Contract.  This assures You that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

Asset Based Administration Charge and Quarterly Contract  Maintenance Fee

We deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the Separate Account.  We deduct an quarterly Contract maintenance fee of $10.  This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrenders.  We reserve the right to increase this charge, however, it will not exceed $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the contract  quarter  anniversary or at full surrender, no quarterly Contract maintenance fee is charged.  We deduct this charge proportionally from each investment option.  This charge is for Our record keeping and other expenses incurred in maintaining the Contracts.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.  If Your accumulation value ever becomes insufficient to pay this charge, then Your contract will terminate without value.

Transfer Charge

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

Premium Taxes

Midland National will deduct from Your surrender value at full surrender, death, maturity or annuitization a charge for any premium taxes levied by a state or any other government entity.  Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on Your current residence state.  This range is subject to change.  The Company currently deducts such charges from contracts issued in the states of California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such Separate  Account  or to the Contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, Your annuity is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•         Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity.  Distributions from an IRA are generally subject to tax and, if before age 59½, may be subject to a 10% penalty tax.

•         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  The owner  may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders and Partial Withdrawals

If You make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments.  When You make a partial withdrawal. You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums).  Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees are treated as taxable withdrawals.  Different rules apply for annuity payments and under Qualified Contracts.  See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of Your non-deductible premium payments.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•         paid on or after the taxpayer reaches age 59½;

•         paid after an owner dies;

•         paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•         paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•         paid under an immediate maturity; or

•         which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult Your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization , annuity payments stop because an annuitant   has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.  None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if You apply only part of the value of the contract to a payment option, We will treat those payments as withdrawals for tax purposes.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income.   Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Federal Defense of Marriage Act

The Contract provides that upon Your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit.  All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws.  Therefore, spousal continuation provisions in this Contract will not be available to such partners or same-sex marriage spouses.  Consult a tax adviser for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners  that are U.S. persons.  Taxable distributions made to owners  who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence.  Prospective foreign owners  are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner  is a non-natural person) or an owner.  Generally, such amounts should be includable in the income of the recipient:

•        if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•        if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant  or payee  or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration to the Contract owner at the time of such transfer, will trigger taxable income on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract owner’s income.  This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary  by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary  or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Generation- Skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the IRS. You should consult a tax or estate planning advisor regarding these rules.

Federal Estate, Gift and Generation-Skipping Transfer Taxes.

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively.  After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions).  This would result in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and those of Your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.

Maturity Date

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The earliest possible maturity date under the contract is the 1st Contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes).  The maximum maturity date is the Contract anniversary immediately following the annuitant ’s 115th birthday.  You may change the maturity date to an earlier Contract anniversary by sending written notice to Our Customer Service Center.  We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.      take the accumulation value, less any premium tax,  in one lump sum, or

2.      convert the accumulation value, less any premium tax,   into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless You choose otherwise, on the maturity date Your accumulation  value  (less any premium taxes) will be applied to a 10 year certain and life fixed annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240.  We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older annuitants  will be greater than for younger annuitants  because payments to older annuitants  are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve a payee  who is not a natural person (for example, a corporation), or a payee  who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•        rules on the minimum amount We will pay under an option;

•        minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•        the naming of people who are entitled to receive payment and their beneficiaries; and

•        the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option.  The accumulation  value  (less any premium taxes) as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.      Income for Specified Period: We pay installments for a specified period of either 10 or 20 years.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract. However, by current company practice We may offer other options.

2.      Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted.  The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years, and must be exhausted at the end of 20 years.

3.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a.       Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the annuitant is alive.  Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.      Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice We may offer other options.

4.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant must be at least 50 years old and the beneficiary/payee  must be at least 45 years old, at the time of the first monthly payment.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to Our Customer Service Center.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, We are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our general account to Our contract owners.  We monitor Our reserves so that We hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that We will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our contract owners  or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners  to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Customer Service Center, calling Us at (866) 747-3421, or faxing Us at (866) 511-7038.

Fund Voting Rights

We invest the assets of Our Separate Account investment options in shares of the funds’ portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•        to elect the funds’ Board of Directors,

•        to ratify the selection of independent auditors for the funds,

•        on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•        in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your Contract.

The funds will determine if and how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The funds are not required to and generally do not hold a meeting in any given year.

If We do not receive instructions in time from all Contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that Contract owners  vote. The effect of this proportional voting is that a small number of Contract owners  may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the fund portfolios in which Your accumulation value has been invested.  We determine Your voting shares in each investment  option  by dividing the amount of Your accumulation value allocated to that investment option by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund’s Board of Directors for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the fund’s adviser or the investment contracts of its portfolios.

Voting Privileges of Participants In Other Companies

Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each fund’s Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our Contract owners.  If We ever believe that any of the funds’ portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

We send You a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation  value, surrender  value, and the death  benefit  as of the end of the calendar  quarter.  The report will also show the allocation of Your accumulation value and reflects amounts deducted from or added to the accumulation  value  since the last report.

Confirmation notices will be sent to You for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify Our Customer Service Center of any errors or discrepancies.

We also currently intend to send You semi-annual reports with financial information on the funds.

Contract Periods, Anniversaries

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on Your Contract’s information page.  Each Contract month, Contract quarter and  Contract year begins on the same day in each month, quarter and year respectively.  For this purpose, if that date is not a calendar date in every month, then We look forward to the first day of the next calendar month.

Dividends

We do not pay any dividends on the variable annuity Contract described in this prospectus.

Performance

Performance information for the investment options may appear in reports and advertising to current and prospective owners.  The performance information is based on the historical investment experience of the investment option and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment.  Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges.  Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charges.  The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time.  If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return.  Because average annual total returns tend to smooth out variations in an investment option’s returns, You should recognize that they are not the same as actual year-by-year results.

Some investment options may also advertise yield.  These measures reflect the income generated by an investment in the investment options over a specified period of time.  This income is annualized and shown as a percentage.  Yields do to not take into account capital gains or losses or the surrender charges.  The standard quotations of yield reflect the quarterly maintenance fee.

The money market investment option may advertise its current and effective yield.  Current yield reflects the income generated by an investment in the investment option over a 7-day period.  Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.  Other investment options may advertise a 30-day yield which reflects the income generated by an investment in the investment option over a 30-day period.

We may disclose average annual total returns for one or more of the investment options based on the performance of a portfolio since the time the Contract supported by the Separate Account commenced operations.  We may also advertise performance figures for the investment options based on the performance of a portfolio prior to the time the Contract supported by the Separate Account commenced operations.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses.  We may also call You to verify the change of address.

Modification to Your Contract

Upon notice to You, We may modify Your Contract to:

(a)    permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)   assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the Contract.

Your Beneficiary

You name Your beneficiary in Your Contract application.  The beneficiary is entitled to the death benefit of the Contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the owner’s  lifetime.  We must receive written notice (signed and dated) informing Us of the change.  Upon receipt and acceptance at Our Customer Service Center, a change takes effect as of the date that the written notice is recorded by Us.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the owner dies, then We will pay the death benefit to the owner’s estate.

If the sole beneficiary  is not the spouse, the surviving joint owner will be the designated primary beneficiary  and any other beneficiaries  on record will be treated as contingent beneficiaries.

Assigning Your Contract

You may assign Your rights in a Non-Qualified Contract.  You must send a copy of the assignment to Our Customer Service Center.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds From This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at Our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•        We cannot determine the amount of the payment,

•        the New York Stock Exchange is closed,

•        trading in securities has been restricted by the SEC,

•        the SEC has declared that an emergency exists,

•        The SEC by order permits Us to delay payment to protect Our Contract owners, or

•        Your premium check(s) have not cleared Your bank.

If, pursuant to SEC rules, if any funds suspend payment of redemption proceeds in connection with a liquidation of the fund, then We will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the corresponding investment option until the fund is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a Contract owner’s  account.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a Contract or investment  option  is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your Contract to the government agencies and departments.

Distribution Of The Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the contracts.  Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable for contract sales is 1.00% of premium payments. A 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation  value. Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.  Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of  the Contract.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Financial Network.

Non-cash items that We and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the Contract.  Please be certain to review Your registered investment advisor’s Form ADV Part 2A and 2B carefully for disclosure about their compensation and conflicts of interest in connection with the Contracts.   Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the Contract; in that case, they would also receive commissions and other compensation for selling You the Contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial withdrawals  of Your accumulation value in the Contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment  options  or their managers.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell insurance and annuity contracts.  The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell insurance and annuity contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI.  The address for PricewaterhouseCoopers LLP is 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing Our Customer Service Center, or by calling Our Customer Service Center’s Toll Free number at 1-866-747-3421.  The following is the Table of Contents for the SAI:

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment option’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the underlying portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Seeks long-term capital appreciation.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein VPS Real Estate Investment Portfolio B	Seeks total return from long-term growth of capital and income.
AllianceBernstein VPS Small Cap Growth Portfolio B	Seeks long-term growth of capital.
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	Seeks long-term growth of capital.
American Century Variable Portfolios, Inc.
American Century VP Inflation Protection Fund II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century VP Mid Cap Value Fund II	Seeks long-term capital growth. Income is a secondary objective.
American Century VP Ultra Fund II	Seeks long-term capital growth.
American Century VP Value Fund II	Seeks long-term capital growth. Income is a secondary objective.
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.
BlackRock Capital Appreciation V.I. Fund Class III	Seeks long-term growth of capital.
BlackRock Equity Dividend V.I. Fund Class III	Seeks long-term total return and current income.
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.
BlackRock Large Cap Core V.I. Fund Class III	Seeks high total investment return.
BlackRock Large Cap Growth V.I. Fund Class III	Seeks long-term capital growth.
Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio

Seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility factors.

Calvert VP SRI Mid Cap Growth Portfolio

Seeks to provide long-term capital appreciation by investing primarily in a non-diversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth and that meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility factors.

DWS Variable Insurance Portfolios
DWS Alternative Asset Allocation VIP Portfolio Class B (Formerly DWS Alternative Asset Allocation Plus VIP Portfolio)	Seeks capital appreciation.
DWS Dreman Small Mid Cap Value VIP Class B	Seeks long-term capital appreciation.
DWS Equity 500 Index VIP Class B

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

DWS Global Small Cap Growth VIP Class B	Seeks above-average capital appreciation over the long term.
DWS Large Cap Value VIP Class B	Seeks to achieve a high rate of total return.
DWS Small Cap Index VIP Class B	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Seeks to provide a high level of current income.
Eaton Vance VT Large-Cap Value	Seeks total return.
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund Portfolio Service Class 2	Seeks long-term capital appreciation.
Fidelity VIP Emerging Markets Portfolio Service Class 2	Seeks capital appreciation.
Fidelity VIP FundsManager 50% Portfolio Service Class 2	Seeks high total return.
Fidelity VIP FundsManager 70% Portfolio Service Class 2	Seeks high total return.
Fidelity VIP FundsManager 85% Portfolio Service Class 2	Seeks high total return.
Fidelity VIP High Income Portfolio Service Class 2	Seeks a high level of current income, while also considering growth of capital.
Fidelity VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.
Fidelity VIP Money Market Portfolio* Service Class 2	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital.
Fidelity VIP Real Estate Portfolio Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Rising Dividends Securities Fund Class 2	Seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.
Templeton Developing Markets Securities Fund Class 2	Seeks long-term capital appreciation.
Templeton Foreign Securities Fund Class 2	Seeks long-term capital growth.
Templeton Global Bond Securities Fund Class 2	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Mutual Global Discovery Securities Fund Class 2	Seeks capital appreciation.
Mutual International Securities Fund Class 2	Seeks capital appreciation, which may occasionally be short term. The secondary goal is income.
Mutual Shares Securities Fund Class 2	Seeks capital appreciation. Its secondary goal is income.
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Seeks high total return over the long term.
Ivy Funds VIP Balanced	Seeks to provide total return through a combination of capital appreciation and current income.
Ivy Funds VIP Dividend Opportunities	Seeks to provide total return.
Ivy Funds VIP Energy	Seeks to provide long-term capital appreciation.
Ivy Funds VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Funds VIP Global Natural Resources	Seeks to provide long-term growth. Any income realized will be incidental.
Ivy Funds VIP Growth	Seeks capital growth, with current income as a secondary objective.
Ivy Funds VIP International Core Equity	Seeks long-term capital growth.
Ivy Funds VIP International Growth	Seeks, as a primary objective, long-term appreciation of capital. As a secondary objective, the Portfolio seeks current income.
Ivy Funds VIP Mid Cap Growth	Seeks to provide growth of your investment.
Ivy Funds VIP Science and Technology	Seeks long-term capital growth.
Ivy Funds VIP Small Cap Growth	Seeks growth of capital.
Ivy Funds VIP Small Cap Value	Seeks long-term accumulation of capital.
Janus Aspen Series
Janus Aspen Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Flexible Bond Portfolio Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.
Janus Aspen Global Technology Portfolio Service Shares	Seeks long-term growth of capital.
Janus Aspen Janus Portfolio Service Shares	Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio Service Shares	Seeks long-term growth of capital.
Janus Aspen Series Perkins Mid Cap Value Portfolio Service Shares	Seeks capital appreciation.
Janus Aspen Worldwide Portfolio Service Shares	Seeks long-term growth of capital.
Lazard Retirement Series, Inc.
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	Seeks total return.
Lazard Retirement International Equity Portfolio Service Shares	Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Equity Income Builder Portfolio Class II	Seeks to provide a high level of current income. Long-term capital appreciation is its secondary objective.
Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II	Seeks long-term growth of capital.
Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II	Seeks long-term growth of capital.
Legg Mason Partners Variable Income Trust
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.

Western Asset Variable Global High Yield Bond Portfolio Class II (Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio Class II)	Seeks to maximize total return, consistent with the preservation of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund Developing Growth Portfolio VC	Seeks long-term growth of capital.
Lord Abbett Series Fund Fundamental Equity Portfolio VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.
MFS® Variable Insurance Trust
MFS VIT II Bond Portfolio Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.
MFS VIT II Emerging Markets Equity Portfolio Service Class	Seeks capital appreciation.
MFS VIT II Global Tactical Allocation Portfolio Service Class	Seeks total return.
MFS VIT II International Value Portfolio Service Class	Seeks capital appreciation.
MFS VIT II New Discovery Portfolio Service Class	Seeks capital appreciation.
MFS VIT II Technology Portfolio Service Class	Seeks capital appreciation.
MFS VIT II Utilities Portfolio Service Class	Seeks total return.
Northern Lights Trust
Power Income VIT Fund Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.
PIMCO Variable Insurance Trust
PIMCO VIT All Asset Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Commodity Real Return Strategy Portfolio Advisor Class	Seeks maximum real return consistent with prudent investment management.
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Global (Unhedged) Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Global Multi-Asset Portfolio Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index.
PIMCO VIT High Yield Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Short-Term Portfolio Advisor Class	Seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO VIT Total Return Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio Class II

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Equity Income VCT Portfolio Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Fund VCT Portfolio Class II	Seeks reasonable income and capital growth.
Pioneer High Yield VCT Portfolio Class II	Seeks to maximize total return through a combination of income and capital appreciation.
Pioneer Strategic Income VCT Portfolio Class II	Seeks a high level of current income.
The Prudential Series Fund
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	Seeks long-term growth of capital.
Prudential Series Fund Natural Resources Portfolio Class II	Seeks long-term growth of capital.
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	Seeks long-term capital appreciation.
Royce Capital Fund
Royce Capital Fund - Micro-Cap Portfolio Service Class	Seeks long-term growth of capital.
Royce Capital Fund - Small-Cap Portfolio Service Class	Seeks long-term growth of capital.
Rydex Variable Funds
Guggenheim VT DWA Sector Rotation (Formerly Rydex|SGI VT DWA Sector Rotation)	Seeks to provide long-term capital appreciation.
Guggenheim VT Global Managed Futures Strategy Fund (Formerly Guggenheim VT Managed Futures Strategy Fund)	Seeks to achieve positive absolute returns.
Guggenheim VT Multi-Hedge Strategies Fund (Formerly Rydex|SGI VT Multi-Hedge Strategies Fund)	Seeks long-term capital appreciation with less risk than traditional equity funds.
Guggenheim Variable Small Cap Value Series Q	Seeks long-term capital appreciation.
Guggenheim VT U.S. Long Short Momentum (Formerly Rydex|SGI VT U.S. Long Short Momentum)	Seeks long-term capital appreciation.
Rydex VT Biotechnology Fund

Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

Rydex VT S&P 500 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.

Rydex VT S&P MidCap 400 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Growth Index.

Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

*During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.

AllianceBernstein L.P. manages the AllianceBernstein Variable Products Series Fund, Inc. American Century Investment Management, Inc. manages the American Century VP Portfolios.  BlackRock Investments, LLC manages the BlackRock Variable Series Funds, Inc.  Calvert Investment Management, Inc. manages and Atlanta Capital Management Company, LLC (for Calvert VP SRI Equity Portfolio) and New Amsterdam Partners LLC (for Calvert VP SRI Mid Cap Growth Portfolio) are sub-advisers to the Calvert Variable Series, Inc. Portfolios. Deutsche Investment Management manages the DWS Variable Insurance Portfolios.  Eaton Vance Management manages the Eaton Vance Variable Trust. Fidelity Management & Research Company (FMR) is the manager for the Fidelity Variable Insurance Products (VIP) Portfolios. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the Fidelity VIP Portfolios except for the Fidelity FundsManger fund’s which are managed by Strategic Advisers®, Inc. Franklin Adviser, Inc. manages Templeton Global Bond Securities Fund. Franklin Advisory Services, LLC manages Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC manages Franklin Mutual Shares Securities Fund. Fred Alger Management, Inc. manages The Alger Portfolios. Guggenheim Investments (an affiliate of Ours) manages the Rydex Variable Trust. Janus Capital Management LLC manages the Janus Aspen Series. Lazard Asset Management LLC manages the Lazard Retirement Series. Legg Mason Partners Fund Advisor, LLC manages the Legg Mason Partners Variable Equity Trust and the Legg Mason Variable Income Trust.  Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc.  MFS® Investment Management manages the MFS® Variable Insurance TrustSM.  Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Pioneer Investment Management, Inc. manages the Pioneer Variable Contracts Trust. Prudential Investment Management, Inc. manages The Prudential Series Funds. Royce & Associates, LLC manages the Royce Capital Fund. Templeton Asset Management Ltd. manages Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC manages Templeton Foreign Securities Fund. Van Eck Associates Corporation manages the Van Eck VIP Trust. W.E. Donoghue & Co., Inc. manages the Power Income VIT Fund in the Northern Lights Trust. Waddell & Reed Investment Management Company manages the Ivy Funds Variable Insurance Portfolios.

The funds may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment option to another investment option.  (See “Transfers of Accumulation Value” on page 18).

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our Contract owners  arising from this use of the funds for this type of mixed and shared funding.  The funds will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable fund may take appropriate action to protect Your interests.

The fund portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the Contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the Contracts, and, in Our role as an intermediary to the funds.  We may profit from these payments.

You are responsible for choosing the investment  options, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other funds (or available classes) may have lower fees and better overall investment performance.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that are available to You, including each fund’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the entire risk for the allocation of Your premiums and accumulation value among the investment options whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the investment options You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

APPENDIX B – STATE VARIATIONS

Certain contract features described in this Prospectus may vary or may not be available in Your state. The state in which Your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under Your Contract. These variations are reflected in Your Contract and in riders or endorsements to Your Contract.

This contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request We are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of Your annuity. If for any reason You are not satisfied with the annuity You may return the annuity within 10 days or within 30 days if You are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the contract We will refund all premiums paid.

Also, We currently define excessive/frequent trading as:  (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period.  “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise Our market timing procedures as We deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of Our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all contract owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the Contact contains a clear statement that death benefit and accumulation values will reflect the investment experience of Our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount.  To obtain additional contract information and/or to receive assistance in resolving complaints, Our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact Us or the Illinois Department of Insurance should You have any complaints arise regarding Your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division P.O. Box 79907 Des Moines, Iowa 50325-0985 Toll Free Telephone: 1-877-586-0244

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the Annuitant’s or Owner’s death. If payment is made after the first 30 days We agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by Us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

There are no premium taxes on Annuity contracts in Montana. The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which You live on or after the Contract Effective Date.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Customer Service Center at:

P.O. Box 758547

Topeka, Kansas 66675 -8547

Phone: (866) 747-3421

Facsimile: (866) 511-7038

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LiveWell VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421 (toll-free)

Fax: (866) 511-7038 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated October 1, 2012, by contacting Us at Our Customer Service Center using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  October 1, 2012

 THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment option Yield Calculation

Other Investment option Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment option of Our Separate Account at the end of each valuation period. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment option every valuation period by taking a) divided by b) minus c) where:

a)      Is the total of:

1)      The net asset value per share at the end of the current Valuation Period; plus

2)      Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)      Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)      The net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)       Is the Mortality and Expense Charge plus the Administration Fee for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment options.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment option Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment option  (called “the money market investment option” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment options or on their respective portfolio securities. This current annualized yield is computed for each money market investment option by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the a money market investment option at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, administration charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment options of the Separate Account will be lower than the yield for the respective money market investment options or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment options for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment options normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment options’ actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment options or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment options or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment option Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment options (except the money market investment options) for 30-day periods. The annualized yield of an investment option refers to income generated by the investment option over a specified 30-day period. Because the yield is annualized, the yield generated by an investment option during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]

cd

Where:     a =     net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment option.

                   b =    expenses accrued for the period (net of reimbursements).

                   c =     the average daily number of units outstanding during the period.

                   d =    the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts.

Because of the charges and deductions imposed by the Separate Account the yield of the investment option will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment options normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment option's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment options for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:            P =        a hypothetical initial payment of $1,000

                         T =        average annual total return

                         n =        number of years

        ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40  maintenance fee. This additional amount is based on an average expected accumulation value of $20,000 so it is calculated as $40, or 0.20% annually. The standard average annual total return calculations assume the contract is surrendered.

Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force.  Accordingly, Midland National may disclose the following types of average annual total return:

1.      The contract is surrendered and

2.      The contract is not surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] - 1

Where:          CTR =     the cumulative total return net of investment option recurring charges for the period.

                       ERV =     ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                       P      =     an assumed initial payment of $1,000.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular portfolio that was in existence prior to the investment option's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment option will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40 maintenance fee. This additional amount is based on an  average accumulation value of $20,000 so it is calculated as $40, or 0.20% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner's “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment option, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC (“Sammons Financaial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principaloffice is located at 4350 Westown Parkway, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network offers the contracts through its registered representatives.  Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A  distribution allowance is paid to Sammons Financial Network of 1.00% of total premiums received on LiveWell Variable Annuity. The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2011	$0

*Represents an underwriting fee paid to Sammons Financial Network for  LiveWell Variable Annuity  under Separate Account C.

Sammons Financial Network, LLC or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•         participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of fund shares held by each of the investment options.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2011, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.
          MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

          CONSOLIDATED FINANCIAL STATEMENTS

          FOR THE YEARS ENDED DECEMBER 31, 2011 and 2010

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                               1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2011 and 2010            2

     Consolidated Statements of Income for the years ended
        December 31, 2011, 2010 and 2009                                     3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
        December 31, 2011, 2010 and 2009                                     4

     Consolidated Statements of Cash Flows for the years
        ended December 31, 2011, 2010 and 2009                               5

     Notes to Consolidated Financial Statements                              7

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of
   Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board United States). Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 28, 2012

--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL  60606
T: (312)298-2000, F: (312) 298-2001, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2011 and 2010
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            2011                2010
                                                                                    ------------------  ------------------
ASSETS
Investments
    Fixed maturities, available for sale, at fair value                                   $27,210,029        $ 24,516,373
    Equity securities, at fair value                                                          406,809             424,953
    Mortgage loans                                                                            490,031             247,133
    Policy loans                                                                              340,731             333,186
    Short-term investments                                                                    290,070             248,637
    Derivative instruments                                                                    235,342             425,656
    Other invested assets                                                                     889,972             983,630
                                                                                    ------------------  ------------------
       Total investments                                                                   29,862,984          27,179,568

Cash                                                                                          165,611              50,517
Accrued investment income                                                                     258,004             237,447
Deferred policy acquisition costs                                                           1,397,148           1,502,244
Deferred sales inducements                                                                    374,354             455,628
Present value of future profits of acquired businesses                                         17,176              21,015
Federal income tax asset, net                                                                       -              58,019
Other receivables, other assets and property, plant and equipment                             114,550             146,950
Reinsurance receivables                                                                     2,075,717           1,889,376
Separate account assets                                                                       884,513           1,001,274
                                                                                    ------------------  ------------------
       Total assets                                                                       $35,150,057         $32,542,038
                                                                                    ==================  ==================

LIABILITIES
Policyholder account balances                                                             $26,320,092        $ 24,817,393
Policy benefit reserves                                                                     1,129,354           1,049,300
Policy claims and benefits payable                                                            132,627             119,949
Repurchase agreements, other borrowings and collateral on
    derivative instruments                                                                  2,599,406           2,527,412
Derivative instruments                                                                         13,134              10,541
Federal income tax liability, net                                                             340,860                   -
Other liabilities                                                                             584,434             729,027
Separate account liabilities                                                                  884,513           1,001,274
                                                                                    ------------------  ------------------
       Total liabilities                                                                   32,004,420          30,254,896
                                                                                    ------------------  ------------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                                        2,549               2,549
Additional paid-in capital                                                                    354,208             335,907
Retained earnings                                                                           2,032,987           1,860,073
Accumulated other comprehensive income (loss)                                                 755,893              88,613
                                                                                    ------------------  ------------------
       Total stockholder's equity                                                           3,145,637           2,287,142
                                                                                    ------------------  ------------------
          Total liabilities and stockholder's equity                                      $35,150,057         $32,542,038
                                                                                    ==================  ==================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    2011              2010               2009
                                                                              -----------------  ----------------   ----------------

REVENUES
Premiums                                                                            $  164,718         $ 146,850          $ 147,415
Interest sensitive life and investment product charges                                 338,445           303,991            295,560
Net investment income                                                                1,402,512         1,407,708          1,059,608
Net gains (losses) on derivatives and derivative instruments                             5,767           191,371           (157,076)
Net unrealized gain from variable interest entity                                            -                 -             35,795
Net realized investment gains                                                           (8,206)           94,571            154,827

Total other-than-temporary impairment losses                                            (9,853)          (75,139)           (83,778)
Non-credit portion in other comprehensive income                                         2,326             3,557             12,307
                                                                              -----------------  ----------------   ----------------
Net impairment loss recognized in earnings                                              (7,527)          (71,582)           (71,471)

Other income                                                                             9,304            15,045             12,419
                                                                              -----------------  ----------------   ----------------
       Total revenue                                                                 1,905,013         2,087,954          1,477,077
                                                                              -----------------  ----------------   ----------------

BENEFITS AND EXPENSES
Interest credited to policyholder account balances                                     816,565           881,856            541,266
Benefits incurred                                                                      261,976           302,497            238,071
Amortization of deferred sales inducements                                              78,438            80,765             60,246
                                                                              -----------------  ----------------   ----------------
       Total benefits                                                                1,156,979         1,265,118            839,583

Operating and other expenses (net of commissions and other
    expenses deferred)                                                                 139,279           116,552            162,648
Amortization of deferred policy acquisition costs and
    present value of future profits of acquired businesses                             212,002           221,904            175,601
                                                                              -----------------  ----------------   ----------------
    Total benefits and expenses                                                      1,508,260         1,603,574          1,177,832
                                                                              -----------------  ----------------   ----------------

    Income before income taxes                                                         396,753           484,380            299,245

Income tax provision                                                                   109,147           131,908            102,308
                                                                              -----------------  ----------------   ----------------
       Net income                                                                      287,606           352,472            196,937

        Less: Net income attributable to noncontrolling interests (net
           of tax $9,992 in 2009)                                                            -                 -            (57,373)
                                                                              -----------------  ----------------   ----------------
    Net income attributable to Midland National Life Ins. Co.                       $  287,606        $  352,472         $  139,564
                                                                              =================  ================   ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------

                                                                                Additional
                                                              Common             Paid-in           Retained        Comprehensive
                                                               Stock             Capital           Earnings           Income
                                                            ---------------  -----------------  ----------------  -----------------
Balance, December 31, 2008                                       $   2,549         $  318,707       $ 1,504,864
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                                                              7,050
Comprehensive income  (loss)
    Net income                                                                                          139,564          $ 139,564
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                                                                   306,808
      Pension liability (net of tax ($1,200))                                                                               (2,229)
      Post-retirement liability (net of tax $340)                                                                              630
                                                                                                                  -----------------
        Comprehensive (loss)                                                                                             $ 444,773
                                                                                                                  =================
Equity transactions with noncontrolling interests, net                                (16,880)
Capital contribution
Dividends paid on common stock                                                                          (51,617)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2009                                           2,549            301,827         1,599,861
Deconsolidation of variable interest entity                                            16,880
Comprehensive income  (loss)
    Net income                                                                                          352,472            352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                                                                   576,847
      Pension liability (net of tax ($1,760))                                                                               (3,269)
      Post-retirement liability (net of tax ($654))                                                                         (1,214)
                                                                                                                  -----------------
        Comprehensive income                                                                                               924,836
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          12,200
Dividends paid on common stock                                                                          (92,260)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2010                                           2,549            335,907         1,860,073
Comprehensive income  (loss)
    Net income                                                                                          287,606            287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                                                                   674,385
      Pension liability (net of tax ($1,755))                                                                               (3,259)
      Post-retirement liability (net of tax ($2,071))                                                                       (3,845)
                                                                                                                  -----------------
        Comprehensive income                                                                                          $    954,886
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          13,301
Dividends paid on common stock                                                                         (114,692)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2011                                       $   2,549         $  354,208       $ 2,032,987
                                                            ===============  =================  ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------
                                                                   Accumulated
                                                                      Other                                        Total
                                                                Comprehensive             Noncontrolling      Stockholder's
                                                                Income (Loss)             Interest              Equity
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2008                                           $   (781,910)           $ 133,837           $1,178,047
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                               (7,050)                                        -
Comprehensive income  (loss)
    Net income                                                                                  57,373              196,937
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                  306,808                                   306,808
      Pension liability (net of tax ($1,200))                              (2,229)                                   (2,229)
      Post-retirement liability (net of tax $340)                             630                                       630

        Comprehensive (loss)

Equity transactions with noncontrolling interests, net                                          16,880
Capital contribution                                                                           296,100              296,100
Dividends paid on common stock                                                                                      (51,617)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2009                                               (483,751)             504,190            1,924,676
Deconsolidation of variable interest entity                                                   (504,190)            (487,310)
Comprehensive income  (loss)
    Net income                                                                                                      352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                  576,847                                   576,847
      Pension liability (net of tax ($1,760))                              (3,269)                                   (3,269)
      Post-retirement liability (net of tax ($654))                        (1,214)                                   (1,214)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        12,200
Dividends paid on common stock                                                                                      (92,260)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2010                                                 88,613                    -            2,287,142
Comprehensive income  (loss)
    Net income                                                                                                      287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                  674,385                                   674,385
      Pension liability (net of tax ($1,755))                              (3,259)                                   (3,259)
      Post-retirement liability (net of tax ($2,071))                      (3,845)                                   (3,845)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        13,301
Dividends paid on common stock                                                                                     (114,692)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2011                                           $    755,893              $     -           $3,145,637
                                                            ======================     ================     ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------

OPERATING ACTIVITIES
Net income                                                                   $  287,606          $ 352,472          $ 196,937
Adjustments to reconcile net income to net cash
    provided by operating activities
    Amortization of deferred policy acquisition costs,
        deferred sales inducements and present value
        of future profits of acquired businesses                                290,440            302,669            235,847
    Net amortization of premiums and discounts
        on investments                                                         (154,194)          (131,051)           (89,973)
    Amortization of index options                                               289,043            179,637            165,439
    Employee stock ownership plan                                                13,301             12,200                  -
    Policy acquisition costs deferred                                          (252,737)          (263,602)          (214,843)
    Sales inducements deferred                                                  (81,990)           (92,589)           (74,579)
    Net realized investment (gains) losses and net
        impairment losses recognized in earnings                                 15,733            (22,989)           (83,356)
    Net (gains) losses on derivatives and derivative
        instruments                                                              (5,767)          (191,371)           157,076
    Net unrealized gains from variable interest entity                                -                  -            (35,795)
    Provision (benefit) for deferred income taxes                                90,940             20,151            (17,781)
    Net interest credited and product charges on
        universal life and investment policies                                  746,935            895,216            436,536
    Changes in other assets and liabilities
       Net receivables                                                          (79,743)           (23,954)           (57,028)
       Net payables                                                              24,388             71,909            125,697
       Policy benefits                                                           52,526            102,645             55,813
       Other, net                                                               (44,448)           (49,117)              (567)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by operating activities                               1,192,033          1,162,226            799,423
                                                                       -----------------   ----------------   ----------------

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.) CONSOLIDATED STATEMENTS OF CASH
FLOWS (continued) FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                        $ 4,255,557        $ 5,026,800        $ 7,712,355
    Equity securities                                                           131,333            224,575            100,281
    Mortgage loans                                                               53,944             52,252             33,601
    Derivative instruments                                                            -                  -              9,987
    Other invested assets                                                       206,589             52,778             37,206
Cost of investments acquired
    Fixed maturities                                                         (5,571,152)        (6,821,533)        (9,049,051)
    Equity securities                                                           (61,026)          (160,158)          (102,725)
    Mortgage loans                                                             (307,412)           (61,773)           (25,893)
    Derivative instruments                                                     (242,316)          (125,959)          (162,597)
    Other invested assets                                                       (21,548)           (31,865)           (28,219)
Change in cash due to deconsolidation of VIE                                          -           (159,827)                 -
Net change in policy loans                                                       (7,545)           (17,207)              (487)
Net change in short-term investments                                            (41,433)           104,634           (175,000)
Net change in collateral on derivatives                                         (49,878)           (86,174)           183,681
Net change in amounts due to/from brokers                                      (160,148)            30,861            144,838
                                                                       -----------------   ----------------   ----------------
      Net cash used in investing activities                                  (1,815,035)        (1,972,596)        (1,322,023)
                                                                       -----------------   ----------------   ----------------

FINANCING ACTIVITIES
Receipts from universal life and investment  products                       $ 2,966,600        $ 2,906,068        $ 2,779,877
Benefits paid on universal life and investment  products                     (2,240,684)        (2,189,030)        (2,076,795)
Net change in repurchase agreements and other borrowings                        121,872            (38,643)          (258,701)
Receipts related to noncontrolling interests - net                                    -                  -            296,100
Capital contributions received                                                    5,000              5,000                  -
Dividends paid on common stock                                                 (114,692)           (92,257)           (51,617)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by financing activities                                 738,096            591,138            688,864
                                                                       -----------------   ----------------   ----------------

Net increase (decrease) in cash                                                 115,094           (219,232)           166,264

Cash at beginning of year                                                        50,517            269,749            103,485
                                                                       -----------------   ----------------   ----------------

Cash at end of year                                                          $  165,611           $ 50,517          $ 269,749
                                                                       =================   ================   ================

SUPPLEMENTAL INFORMATION
    Cash paid during the year for
      Income taxes, paid to parent                                             $ 62,700           $ 51,374          $ 204,153
      Interest on other borrowings                                                1,940              2,381              4,594

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re") and
        Solberg Reinsurance Company ("Solberg Re"), subsidiaries of Midland
        National, are captive reinsurance companies domiciled in Iowa. Midland
        National Services Company ("MNSC") is a Delaware limited liability company created as a wholly owned subsidiary of Midland National to hold agreed amounts for payment of facility fees and other amounts due under a credit facility agreement that governs a letter of credit arrangement between several SFG entities and a large commercial bank. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for Life and Health Insurance
        ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. In 2009,
        Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% of the Fund. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting Standards Board ("FASB"), the Company
        deconsolidated the Fund as of January 1, 2010. See Note 6 for further discussion of the deconsolidation of the Fund.

        Basis of presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairment of securities, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP"), reinsurance receivables and policy benefit reserves for traditional life insurance policies.

        Interest rate risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. The Company manages its interest rate risk by monitoring its asset and liability durations within a predetermined range. It will mitigate this risk by rebalancing assets when it approaches the boundaries of the predetermined range. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The Company has elected to utilize the fair value option for certain fixed income securities designated as hybrid instruments.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes.When values are not available from pricing services or broker quotes, such as private placements including corporate securities and asset-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each mortgage modeled is assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other invested assets

        Other invested assets consist primarily of limited partnerships. The
        Company measures the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate account assets

        Separate account assets are reported at fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Repurchase agreements, other borrowings and collateral on derivative instruments

        The fair value of the Company's repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home Loan
        Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and investment income

        Available-for-sale securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and non-redeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and non-credit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $109,464 and $84,434 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2011 and 2010, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2011 and 2010, 62% and 76%, respectively of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans

        Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company's lending policies allow for primarily first-lien mortgages that do not exceed 75% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should we be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis. During 2011, twenty-three new mortgages were originated for $305,400, and during 2010 six new mortgages were originated for $58,890.

        The following table includes a breakdown of the Company's mortgage loans by property type as of December 31, 2011:

                                            Percentage
                                         -----------------

         Hotel                                        30%
         Office                                       23%
         Multi-family                                 16%
         Retail                                       16%
         Residential                                   6%
         Industrial                                    4%
         Other                                         5%

        Approximately 52% of the mortgage loans are on properties located in the following states as of December 31, 2011:

                                            Percentage
                                         -----------------

         California                                   20%
         Georgia                                      12%
         Arizona                                      10%
         North Carolina                               10%

        The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and Florida. At December 31, 2011, the reported value of these reverse mortgages was $29,301. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination.

        The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of $397 (two loans), $1,036 (two loans), and
        $1,530 (four loans) for the years ended December 31, 2011, 2010 and
        2009, respectively. In addition, the Company has an allowance for mortgage loan credit losses of $2,000, $0 and $0 at December 31, 2011,
        2010 and 2009, respectively. The Company determined the allowance through an analysis of specific loans that are believed to have a higher risk of credit impairment.

        Policy loans

        Policy loans are carried at unpaid principal balances.

        Short-term investments

        Short-term investments primarily include commercial paper and fixed income securities, stated at amortized cost, and money market funds, stated at cost, acquired with less than one year to maturity.

        Derivative instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $36,363 and $39,176 as of
        December 31, 2011 and 2010, respectively.

        Other-than-temporary impairment losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. Improvements in credit markets and a low interest rate environment during 2011 and 2010 resulted in fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is
        other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2011, 2010 and 2009, the Company recorded $7,527, $71,582 and
        $71,471, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income.

        Investment income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and non-interest bearing deposits held by various commercial and custodial banks. The Company has deposits with certain financial institutions which exceed federally insured limits.
        The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the Company enters interest rate and credit default swap agreements, futures contracts and equity indexed call options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed.
        To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective cash flow hedges are reported as a component of OCI. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to non-hedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued investment income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred policy acquisition costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred sales inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present value of future profits of acquired businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,289, $1,143, $1,058, $1,111 and $938 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables in the consolidated balance sheets. The Company uses reinsurance risk mitigation on life and annuity products and, in certain cases, capital relief. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate account assets and liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy claims and benefits payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,129,354 and $1,049,300 at
        December 31, 2011 and 2010, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2011 and 2010.

        Recognition of revenue and policy benefits for interest sensitive life insurance products and investment contracts ("interest sensitive policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $26,320,092 and
        $24,817,393 at December 31, 2011 and 2010, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2011 and 2010. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase agreements

        As part of its investment strategy, the Company enters into repurchase agreements to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2011 and 2010, there were
        $2,185,727 and $2,063,855, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net gain from operations or 10% of the insurance companies' statutory surplus as regards policyholders at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income taxes

        The Company and its eligible subsidiaries file a consolidated Federal income tax return with SEI and its other eligible subsidiaries. The policy for intercompany allocation of Federal income taxes is that the
        Company computes the provision for income taxes on a separate return basis as if the Company and its eligible subsidiaries were filing their own consolidated return. The Company makes payment to, or receives payment from, SEI in the amount it would have paid to, or received from, the Internal Revenue Service ("IRS") had it filed a consolidated tax return with only its own subsidiaries. The separate Company provisions and payments are computed using the tax elections made by SEI.

        The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between the financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. The effect of changes in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If applicable, the Company's liability for income taxes would include a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions. The Company recognizes tax benefits only on tax positions where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, non-credit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Fair value measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and to clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Effective January 1, 2011, the Company adopted additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about fair value.

        Transfers of financial assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable interest entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Investments held through separate accounts

        Effective January 1, 2011, the Company adopted guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also directs how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The adoption of this guidance has no effect on the consolidated financial statements.

        Allowance for credit losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The Company adopted the guidance on
        January 1, 2011. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about the allowance for credit losses.

        Recently issued authoritative guidance

        Deferred policy acquisition costs

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This guidance will be effective on January 1, 2012, with early adoption permitted. The guidance provides companies the option of adopting either prospectively or retrospectively. The Company will adopt this guidance retrospectively on January 1, 2012. The Company expects this new guidance, when adopted, will reduce retained earnings and accumulated OCI and stockholder's equity by approximately $149,500 to
        $162,500 net of tax of $80,500 to $87,500, subject to other adjustments.
        After adoption in 2012, the Company expects to defer fewer costs and record lower amortization resulting in deferred emergence of earnings.

        Troubled debt restructurings

        In April 2011, the FASB issued guidance on the determination of whether a mortgage loan modification is a troubled debt restructuring. Under the guidance, if a restructuring constitutes a concession and the debtor is experiencing financial difficulties, a troubled debt restructuring has occurred. The guidance requires retrospective application to any restructuring activities occurring since January 1, 2011. The new requirements are effective for periods ending on or after December 15,
        2012. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Fair value measurements

        In May 2011, the FASB issued guidance on related to fair value measurement and disclosure, which substantially converged GAAP with
        International Financial Reporting Standards ("IFRS"). This guidance is largely consistent with existing fair value measurement principles in
        GAAP; however, disclosure requirements have been expanded. The expanded disclosures include: 1) for all Level 3 fair value measurements, quantitative information about significant unobservable inputs used and a description of the valuation processes in place; 2) a qualitative discussion about the sensitivity of recurring Level 3 fair value measurements; 3) disclose any transfers between Level 1 and Level 2 fair value measurements on a gross basis, including reasons for those transfers; 4) disclose the reason why an asset is being used differently by the company than its highest and best use; and 5) all fair value measurements needs to be categorized in the fair value hierarchy with disclosure of that categorization even if the asset or liability is not recorded at fair value. This guidance will be effective January 1, 2012.
        Other than additional disclosures, the adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

        Comprehensive income

        In June 2011, the FASB issued guidance related to the presentation of comprehensive income. This guidance requires companies to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. This guidance removes the presentation option allowing comprehensive income disclosures in the consolidated statement of stockholder's equity, but does not change the items that must be reported in other comprehensive income. This guidance will be effective January 1, 2012, and will change the presentation of comprehensive income in the consolidated financial statements. The FASB has deferred the requirement in the standard calling for reclassification adjustments from accumulated other comprehensive income to be measured and presented by income statement line item in net income and also in other comprehensive income.

        Offsetting assets and liabilities

        In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance will be effective January 1, 2013 and shall be applied retrospectively for all comparative periods presented. The
        Company is currently assessing the impact of the guidance on the
        Company's consolidated financial statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                             December 31, 2011                   December 31, 2010
                                                      ---------------------------------   ---------------------------------
                                                         Carrying         Estimated          Carrying         Estimated
                                                           Value          Fair Value          Value           Fair Value
                                                      ----------------  ---------------   ---------------   ---------------
Financial assets:
    Available-for-sale:
    Fixed maturities                                      $27,210,029      $27,210,029       $24,516,373       $24,516,373
    Equity securities                                         406,809          406,809           424,953           424,953
    Mortgage loans                                            490,031          473,562           247,133           219,546
    Short-term investments                                    290,070          290,070           248,637           248,637
    Derivative instruments                                    235,342          235,342           425,656           425,656
    Other invested assets                                     889,972          901,156           983,630           998,669
    Reinsurance receivables - embedded
    derivatives from reinsurance ceded                        128,480          128,480            26,061            26,061
    Separate account assets                                   884,513          884,513         1,001,274         1,001,274

Financial liabilities:
    Policyholder account balances:
    Investment-type insurance contracts                    14,898,807       13,450,772        14,193,220        12,724,974
    Indexed life and annuity embedded
       derivatives                                            (35,142)         (35,142)          (40,622)          (40,622)
    Repurchase agreements, other borrowings
      and collateral on derivative instruments              2,599,406        2,599,406         2,527,412         2,527,412
    Derivative instruments                                     13,134           13,134            10,541            10,541

        Fair value measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and options, and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.

        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2011 and 2010 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2011
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,351,774              $      -        $3,351,774
Municipal securities                                              -          3,925,894                   488         3,926,382
Corporate securities                                              -          8,776,716               888,707         9,665,423
Residential mortgage-backed securities                            -          3,329,532               167,667         3,497,199
Commercial mortgage-backed securities                             -            768,406                    94           768,500
Asset-backed securities                                           -          3,290,716             2,524,842         5,815,558
Other debt obligations                                            -             40,948               144,245           185,193
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         23,483,986             3,726,043        27,210,029
Equity securities:
Financial services                                                -            228,412                11,444           239,856
Other                                                             -            111,813                55,140           166,953
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            340,225                66,584           406,809
Derivative instruments:
Options                                                           -            122,396                     -           122,396
Interest rate swaps, credit default swaps
and interest rate floors                                          -             38,876                     -            38,876
Futures                                                      74,070                  -                     -            74,070
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                 74,070            161,272                     -           235,342
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                    -                  -               (15,850)          (15,850)
Indexed annuity funds withheld                                    -                  -               144,330           144,330
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -               128,480           128,480
Separate account assets                                     884,513                  -                     -           884,513

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                           -                  -               (35,142)          (35,142)
Derivative instruments:
Interest rate swaps and credit default swaps                      -             13,134                     -            13,134

                                                                                 December 31, 2010
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,357,124              $      -        $3,357,124
Municipal securities                                              -          3,015,347                     -         3,015,347
Corporate securities                                              -          7,422,540             1,148,275         8,570,815
Residential mortgage-backed securities                            -          2,864,008               205,743         3,069,751
Commercial mortgage-backed securities                             -          1,417,735                    94         1,417,829
Asset-backed securities                                           -          2,456,071             2,457,780         4,913,851
Other debt obligations                                            -             84,254                87,402           171,656
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         20,617,079             3,899,294        24,516,373
Equity securities:
Financial services                                                -            287,542                10,826           298,368
Other                                                             -             86,762                39,823           126,585
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            374,304                50,649           424,953
Derivative instruments:
Options                                                           -            209,211                     -           209,211
Interest rate swaps, credit default swaps
and interest rate floors                                          -             23,143                     -            23,143
Futures                                                     193,302                  -                     -           193,302
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                193,302            232,354                     -           425,656
Reinsurance receivables - embedded
derivatives from reinsurance ceded
     Indexed annuity products ceded                               -                  -               (23,614)          (23,614)
     Indexed annuity funds withheld                               -                  -                49,675            49,675
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -                26,061            26,061
Separate account assets                                   1,001,274                  -                     -         1,001,274

Financial liabilities (carried at fair value):
Policy account balances - indexed life
  and annuity embedded derivatives                                -                  -               (40,622)          (40,622)
Derivative instruments
Interest rate swaps and credit default swaps                      -             10,541                     -            10,541

        Approximately 14% and 16% of the total fixed maturities are included in the Level 3 group at December 31, 2011 and 2010, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2011 and 2010:

                                                                              December 31, 2011
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Municipal securities                                                $      -           $    488             $     488
Corporate securities                                                  37,017            851,690               888,707
Residential mortgage-backed securities                                     -            167,667               167,667
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,524,842             2,524,842
Other debt obligations                                                     -            144,245               144,245
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                37,017          3,689,026             3,726,043

Equity securities:
Financial services                                                         -             11,444                11,444
Other                                                                      -             55,140                55,140
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             66,584                66,584
                                                         --------------------   ----------------   -------------------
Total                                                            $    37,017        $ 3,755,610          $  3,792,627
                                                         ====================   ================   ===================

Percent of total                                                          1%                99%                  100%
                                                         ====================   ================   ===================

                                                                              December 31, 2010
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Corporate securities                                             $    83,957        $ 1,064,318          $  1,148,275
Residential mortgage-backed securities                                     -            205,743               205,743
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,457,780             2,457,780
Other debt obligations                                                     -             87,402                87,402
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                83,957          3,815,337             3,899,294
Equity securities:
Financial services                                                         -             10,826                10,826
Other                                                                      -             39,823                39,823
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             50,649                50,649
                                                         --------------------   ----------------   -------------------
                                                         --------------------   ----------------   -------------------
Total                                                            $    83,957        $ 3,865,986          $  3,949,943
                                                         ====================   ================   ===================

Percent of total                                                          2%                98%                  100%
                                                         ====================   ================   ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2011 and 2010 are as follows:

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------
                                                        Realized and Unrealized
                                                            Gains (Losses)
                                                   ----------------------------------
                                     Beginning       Included in       Included in
                                      Balance        Net Income            OCI              Purchases            Sales
                                  ---------------- ----------------  ----------------  -------------------- ----------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $     -           $     -             $     488          $     -
Corporate securities                    1,148,275           (2,024)           43,767               285,769         (163,361)
Residential mortgage-
backed securities                         205,743           (7,760)             (160)                    -          (30,156)
Commercial mortgage-
backed securities                              94                -                 -                     -                -
Asset-backed securities                 2,457,780          (42,298)           53,143               215,084         (101,398)
Other debt obligations                     87,402              115             8,653                13,305           (4,780)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total fixed maturities                  3,899,294          (51,967)          105,403               514,646         (299,695)

Equity securities:
Financial services                         10,826                -               618                     -                -
Other                                      39,823            2,654            47,794                 1,298          (36,429)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total equity securities                    50,649            2,654            48,412                 1,298          (36,429)

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                            (23,614)           1,468                 -                     -                -
Indexed annuity funds
withheld                                   49,675          103,694                 -                     -                -
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total reinsurance
receivables                                26,061          105,162                 -                     -                -

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (40,622)          15,453                 -                     -                -

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------

                                                                      Transfers in

                                                                      and/or out of      Ending
                                     Issuances       Settlements         Level 3         Balance
                                  ---------------- ---------------------------------- --------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $    -            $     -         $  488
Corporate securities                            -               -           (423,719)       888,707
Residential mortgage-
backed securities                               -               -                  -        167,667
Commercial mortgage-
backed securities                               -               -                  -             94
Asset-backed securities                         -               -            (57,469)     2,524,842
Other debt obligations                          -               -             39,550        144,245
                                  ---------------- ---------------  ----------------- --------------
Total fixed maturities                          -               -           (441,638)     3,726,043

Equity securities:
Financial services                              -               -                  -         11,444
Other                                           -               -                  -         55,140
                                  ---------------- ---------------  ----------------- --------------
Total equity securities                         -               -                  -         66,584

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                              3,661           2,635                  -        (15,850)
Indexed annuity funds
withheld                                   (5,096)         (3,943)                 -        144,330
                                  ---------------- ---------------  ----------------- --------------
Total reinsurance
receivables                                (1,435)         (1,308)                 -        128,480

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (13,259)         (7,674)                 -        (35,142)

(A)     Included in the transfers in and/or out line above is $594,455 of securities priced using unobservable data at December 31, 2010 that were valued by a pricing service using observable market data at December 31,
        2011, and $152,817 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2011.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                       December 31, 2010
                            --------------------------------------------------------------------------------------------------------
                                                Realized and Unrealized           Purchases,
                                                    Gains (Losses)             Issuances, and      Transfers in
                                           --------------------------------
                             Beginning       Included in     Included in         Settlements       and/or out of        Ending
                              Balance        Net Income          OCI                (net)           Level 3 (A)         Balance
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------

Financial assets
(carried at fair value):
Fixed maturities
Municipal securities            $ 132,606          $     -         $     -              $      -       $ (132,606)          $     -
Corporate securities              754,957              578          63,256               122,218          207,266         1,148,275
Residential mortgage-
backed securities                 470,648           (4,974)         43,211               (75,718)        (227,424)          205,743
Commercial mortgage-
backed securities                 749,685          (33,538)         47,736                (1,462)        (762,327)               94
Asset-backed securities         2,836,786          (25,459)         73,442               193,320         (620,309)        2,457,780
Other debt obligations            106,659              109           5,654                10,487          (35,507)           87,402
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total fixed maturities          5,051,341          (63,284)        233,299               248,845       (1,570,907)        3,899,294

Equity securities:
Financial services                 25,245           13,211          (1,293)              (26,337)               -            10,826
Other                                   -                -             (42)               39,865                             39,823
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total equity securities            25,245           13,211          (1,335)               13,528                -            50,649

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                     (6,133)         (17,481)              -                     -                -           (23,614)
Indexed annuity funds
withheld                           12,809           36,866               -                     -                -            49,675
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total reinsurance
receivables                         6,676           19,385               -                     -                -            26,061

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)           26,158           66,780               -                     -                -           (40,622)

(A)     Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at December 31,
        2010, and $413,113 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2010.
        An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2011, 2010 and 2009 are as follows:

                                                            2011              2010              2009
                                                       ---------------   ---------------   ----------------
Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                        $  (2,311)        $  (5,974)          $  1,730
Residential mortgage-backed securities                         (2,376)           (3,607)            (6,707)
Commercial mortgage-backed securities                               -           (33,515)            (5,165)
Asset-backed securities                                             -           (18,214)                 -
Other debt obligations                                            115               106                261
                                                       ---------------   ---------------   ----------------
Total fixed maturities                                         (4,572)          (61,204)            (9,881)
                                                       ---------------   ---------------   ----------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Index annuity products ceded                                    1,468           (17,481)           109,466
Index annuity funds withheld                                  103,694            36,866            (67,110)
                                                       ---------------   ---------------   ----------------
Total reinsurance receivables                                 105,162            19,385             42,356

Financial liabilities (carried at fair value):
Policy account balances - indexed life and
annuity embedded derivatives                                   15,453            66,780           (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                                          December 31, 2011                       December 31, 2010
                               -------------------------------------   -------------------------------------
                                    Fair              Unfunded              Fair              Unfunded
                                    Value           Commitments            Value            Commitments
                               ----------------  -------------------   ---------------   -------------------

Fixed income                         $ 754,054             $ 50,660         $ 861,438              $ 56,892
Private equity                         103,232               10,598            93,299                21,798
Real estate                             43,870               28,157            43,876                29,408
Other                                        -                    -                56                     -
                               ----------------  -------------------   ---------------   -------------------

                                     $ 901,156             $ 89,415         $ 998,669             $ 108,098
                               ================  ===================   ===============   ===================

        Limited partnership interests are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2011 and 2010 are as follows:

                                                                   December 31, 2011
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,051,079         $ 300,695           $    -        $ 3,351,774
    Municipal securities                       3,564,475           369,986            8,079          3,926,382
    Corporate securities                       9,286,378           681,011          301,966          9,665,423
    Residential mortgage-backed
    securities                                 3,108,442           439,600           50,843          3,497,199
    Commercial mortgage-backed
    securities                                   779,233            41,345           52,078            768,500
    Asset-backed securities                    5,861,590           120,853          166,885          5,815,558
    Other debt obligations                       170,670            16,011            1,488            185,193
                                         ----------------   ---------------  ---------------  -----------------
    Total fixed maturities                    25,821,867         1,969,501          581,339         27,210,029

Equity securities:
    Financial services                           232,567            17,018            9,729            239,856
    Other                                        113,434            53,897              378            166,953
                                         ----------------   ---------------  ---------------  -----------------
    Total equity securities                      346,001            70,915           10,107            406,809
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $26,167,868        $2,040,416        $ 591,446        $27,616,838
                                         ================   ===============  ===============  =================

                                                                   December 31, 2010
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,432,038         $  96,842        $ 171,756        $ 3,357,124
    Municipal securities                       3,044,016            48,063           76,732          3,015,347
    Corporate securities                       8,452,057           450,301          331,543          8,570,815
    Residential mortgage-backed
    securities                                 2,862,181           263,291           55,721          3,069,751
    Commercial mortgage-backed
    securities                                 1,428,109            55,274           65,554          1,417,829
    Asset-backed securities                    4,964,958           136,210          187,317          4,913,851
    Other debt securities                        171,061             4,040            3,445            171,656
                                         ----------------   ---------------  ---------------  -----------------
            Total fixed maturities            24,354,420         1,054,021          892,068         24,516,373

Equity securities:
    Financial services                           292,121            19,160           12,913            298,368
    Other                                        126,079             3,634            3,128            126,585
                                         ----------------   ---------------  ---------------  -----------------
             Total equity securities             418,200            22,794           16,041            424,953
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $24,772,620        $1,076,815        $ 908,109        $24,941,326
                                         ================   ===============  ===============  =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2011 and 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                             2011                                2010
                                               ---------------------------------  ----------------------------------
                                                 Amortized         Estimated         Amortized         Estimated
                                                    Cost           Fair Value          Cost           Fair Value
                                               ---------------   ---------------  ----------------  ----------------

Due in one year or less                             $  92,256         $  90,578         $ 164,997         $ 163,659
Due after one year through five years               1,904,366         1,928,601         1,536,679         1,574,353
Due after five years through ten years              4,404,354         4,736,432         3,572,585         3,805,590
Due after ten years                                10,345,636        11,045,235        10,570,356        10,296,314
Securities not due at a single maturity date
  (primarily mortgage-backed securities)            9,075,255         9,409,183         8,509,803         8,676,457
                                               ---------------   ---------------  ----------------  ----------------

Total fixed maturities                            $25,821,867       $27,210,029       $24,354,420       $24,516,373
                                               ===============   ===============  ================  ================

        Gross unrealized losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                         December 31, 2011
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
Municipal securities                  $  3,525          $   143        $ 117,556         $  7,936       $ 121,081         $  8,079
Corporate securities                   961,404           54,287        1,746,400          247,679       2,707,804          301,966
Residential mortgage-
backed securities                       75,095            3,318          307,938           47,525         383,033           50,843
Commercial mortgage-
backed securities                       59,963            2,174          162,433           49,904         222,396           52,078
Asset-backed securities              1,553,500           57,476          745,534          109,409       2,299,034          166,885
Other debt securities                    3,200               33           31,327            1,455          34,527            1,488
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,656,687          117,431        3,111,188          463,908       5,767,875          581,339

Equity securities:
Financial services                           -                -           33,868            9,729          33,868            9,729
Other                                      370              222           14,285              156          14,655              378
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                    370              222           48,153            9,885          48,523           10,107
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,657,057        $ 117,653       $3,159,341        $ 473,793      $5,816,398        $ 591,446
                                 ==============  ===============  ===============  ===============  ==============   ==============

                                                                         December 31, 2010
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
U.S. government and
agencies                             $ 462,300         $ 38,230        $ 976,610        $ 133,526      $1,438,910        $ 171,756
Municipal securities                   661,944           22,129        1,034,481           54,603       1,696,425           76,732
Corporate securities                   850,308           27,257        2,122,137          304,286       2,972,445          331,543
Residential mortgage-
backed securities                      108,946            3,132          334,160           52,589         443,106           55,721
Commercial mortgage-
backed securities                       37,677            1,146          459,780           64,408         497,457           65,554
Asset-backed securities                448,191           19,971        1,345,738          167,346       1,793,929          187,317
Other debt securities                   10,444              211           69,635            3,234          80,079            3,445
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,579,810          112,076        6,342,541          779,992       8,922,351          892,068

Equity securities:
Financial services                      24,017            2,565           73,939           10,348          97,956           12,913
Other                                   38,662              562           25,163            2,566          63,825            3,128
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                 62,679            3,127           99,102           12,914         161,781           16,041
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,642,489        $ 115,203       $6,441,643        $ 792,906      $9,084,132        $ 908,109
                                 ==============  ===============  ===============  ===============  ==============   ==============

        At December 31, 2011, the Company held 6,280 positions in fixed income and equity securities. The above table, as of December 31, 2011, includes 528 securities of 396 issuers. At December 31, 2011, 67% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2011, 33% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2011, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2011.

        Municipal securities

        The municipal category, which represents 1% of the unrealized losses at
        December 31, 2011, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate securities

        The largest unrealized losses in corporate securities, which represent
        51% of unrealized losses at December 31, 2011, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the economic uncertainty in Europe, continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of mortgage loans and other commercial loans. These concerns are impacting foreign banks and large U.S. national and regional banks.
        Other industry sectors with large unrealized losses include military housing, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes
        OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential mortgage-backed securities ("RMBS")

        The unrealized losses on RMBS, which represent 9% of unrealized losses at December 31, 2011, are concentrated in the non-agency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at December 31, 2010 and 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial mortgage-backed securities ("CMBS")

        The unrealized losses on CMBS, which represent 9% of unrealized losses at December 31, 2011, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2011 and
        2010 from prior levels. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at
        December 31, 2010 and 2009. The Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings.
        The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. There was no OTTI in CMBS recognized in 2011. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed securities ("ABS")

        The unrealized losses in ABS, which represent 28% of unrealized losses at December 31, 2011, are primarily related to collateralized debt obligations backed by various consumer and commercial finance loans.
        This category also includes structured notes backed by diversified investment portfolios. The unrealized losses are primarily due to wide credit spreads in this sector, particularly related to private placement
        ABS. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did not recognize OTTI on ABS during 2011.
        Impairments were recognized in this sector during 2010. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other debt obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The unrealized losses on these securities have narrowed as of
        December 31, 2011 compared to the unrealized losses at December 31,
        2010. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity securities

        This category, which represents 2% of unrealized losses at December 31,
        2011, primarily consists of non-redeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2011, 2010 and 2009, as summarized in the following table:

                                                                   2011               2010                2009
                                                             -----------------  -----------------   -----------------

Corporate securities                                                $   2,343          $  14,783           $  28,220
Residential mortgage-backed securities                                  4,787              9,067               3,986
Commercial mortgage-backed securities                                       -             32,798              37,570
Asset-backed securities                                                     -             13,898                 165
Commercial mortgage loans                                                 397              1,036               1,530
                                                             -----------------  -----------------   -----------------

Net impairment loss recognized in earnings                          $   7,527          $  71,582           $  71,471
                                                             =================  =================   =================

        The following is a roll-forward of credit losses for the years ended
        December 31, 2011 and 2010 on fixed maturities held by the Company for which a non-credit portion of an OTTI impairment was recognized in OCI:

                                                                   2011               2010
                                                             -----------------  -----------------

Balance, January 1                                                  $  30,476          $  29,636

Additions for newly impaired securities                                 3,366             18,974
Reductions for impaired securities sold                               (14,130)           (18,134)
                                                             -----------------  -----------------

Balance, December 31                                                $  19,712          $  30,476
                                                             =================  =================

        The amounts of non-credit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2011 and 2010 are summarized as follows:

                                                                   2011               2010
                                                             -----------------  -----------------

Corporate securities                                                $  20,625          $  17,093
Residential mortgage-backed securities                                  2,621                 98
Commercial mortgage-backed securities                                       -              2,221
Asset-backed securities                                                 1,154                601
                                                             -----------------  -----------------

Total OTTI losses in accumulated OCI                                $  24,400          $  20,013
                                                             =================  =================

        Investment income and investment gains (losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                              2011               2010                2009
                                                        -----------------  -----------------   -----------------

Gross investment income
     Fixed maturities                                        $ 1,192,940        $ 1,101,486         $ 1,134,910
     Equity securities                                            24,836             24,824              24,005
     Mortgage loans                                               17,354             14,246              13,591
     Policy loans                                                 23,456             22,068              21,830
     Short-term investments                                        2,140              2,709               1,269
     Derivative instruments                                       76,324             70,743             (70,064)
     Other invested assets                                        95,857            201,803             (26,654)
                                                        -----------------  -----------------   -----------------
             Total gross investment income                     1,432,907          1,437,879           1,098,887

Less: Investment expenses                                         30,395             30,171              39,279
                                                        -----------------  -----------------   -----------------
             Net investment income                           $ 1,402,512        $ 1,407,708         $ 1,059,608
                                                        =================  =================   =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                              2011                2010               2009
                                                        -----------------   -----------------  -----------------

Fixed maturities                                              $   (3,423)          $  79,262         $  176,244
Equity securities                                                 (1,892)             15,903            (19,902)
Mortgage loans                                                    (2,891)               (491)              (600)
Short-term                                                             -                (103)              (915)
                                                        -----------------   -----------------  -----------------

        Net realized investment gains                         $   (8,206)          $  94,571         $  154,827
                                                        =================   =================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2011, 2010 and 2009 were as follows:

                                       2011                     2010                             2009
                           ------------------------------   -------------------------------  -------------------------------
                               Fixed           Equity           Fixed           Equity           Fixed           Equity
                            Maturities       Securities      Maturities       Securities      Maturities       Securities
                           --------------   -------------   --------------   --------------  --------------   --------------

Proceeds from sales          $ 2,464,048        $104,955      $ 2,366,174         $197,853     $ 6,155,856         $100,281
Gross realized gains              97,286           6,933          133,475           21,327         377,031            6,219
Gross realized losses           (116,364)        (11,713)         (72,294)          (4,702)       (215,126)         (26,122)

        Credit risk concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments that exceeded 10% of the Company's stockholder's equity at December 31, 2011:

            Guggenheim Partners Opportunistic
            Investment Grade Securities Fund, LLC              $ 551,718

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2011 and 2010. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2011 and
        2010, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with regulatory authorities

        At December 31, 2011 and 2010, securities with reported values of $3,563 and $3,554, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,181and $3,269, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring non-agency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a non-affiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2011, the beneficial interests in the remaining securities had a book value of $198,105 and fair value of $166,925.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                          December 31, 2011                December 31, 2010
                                                   ------------------------------   ------------------------------
                                                    Notional Amount       Fair       Notional Amount      Fair
                                                                         Value                           Value
                                                   --------------   -------------   --------------  --------------
Assets:

Derivative instruments:
   Put options (1)                                 $       N/A               $ -    $       N/A               $ 1
   Interest rate swaps (1)                               433,914          21,391          387,418          12,090
   Credit default swaps - receive (1)                     35,500           1,119           92,400           4,177
   Interest rate floors (1)                              113,000          14,201          113,000           4,983
   Futures (1)                                           401,922          74,070          982,972         193,302
   Call options (1)                                    3,885,115         122,396        3,279,125         209,210
   Interest rate swaps - effective
    cash flow (2)                                         23,810           2,165           23,810           1,893
                                                                    -------------                   --------------

                                                                       $ 235,342                        $ 425,656
                                                                    =============                   ==============
Reinsurance receivables - embedded
   derivatives from reinsurance ceded:
    Indexed annuity products ceded (1)                       N/A        $(15,850)          $  N/A        $(23,614)
    Indexed annuity funds withheld (1)                       N/A         144,330              N/A          49,675
                                                                    -------------                   --------------

                                                                       $ 128,480                         $ 26,061
                                                                    =============                   ==============
Fixed maturities - asset-backed securities:
   Hybrid instruments (1)                                              $ 405,958                        $ 449,563
                                                                    =============                   ==============

Liabilities:
Investment-type insurance contracts -
   embedded derivatives:
    Indexed life and annuity products (1)                               $(35,142)                        $(40,622)
                                                                    =============                   ==============
Derivative instruments:
   Interest rate swaps (1)                               $ 3,609           $ 136         $ 19,707           $ 499
   Credit default swaps - receive (1)                          -               -           23,350             318
   Credit default swaps - pay (1)                         56,000          12,998           56,000           9,724
                                                                    -------------                   --------------

                                                                        $ 13,134                         $ 10,541
                                                                    =============                   ==============

(1) Not designated as hedging instruments

(2) Designated as hedging instruments

        Cash flow hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                            For the Year Ended December 31, 2011
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $272           gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2010
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $ 611          gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2009
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps         $ (2,243)        gains (losses)                 $ -             instruments    -       $ -

        Fair value hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2011 and 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                  Gain (Loss) in Income
                                                           ------------------------------------
                                                                 2010               2009
                                                           -----------------  -----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                                $    508           $    309
Fixed rate fixed income securities                                     (314)               503
                                                           -----------------  -----------------

                                                                      $ 194              $ 812
                                                           =================  =================

        Indexed options and futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2011 was $410,600 and $405,958, respectively. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow swaps. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                            2011                2010               2009
                                                       ----------------   -----------------  -----------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                            $ 9,663            $ 11,215           $ (6,052)
Credit default swaps - receive                                     877               7,052             (4,542)
Credit default swaps - pay                                      (3,274)              6,869             20,271
Interest rate floors                                             9,218               1,354             (4,565)
Embedded derivatives in:
Indexed life and annuity products                               (5,480)             66,780           (442,636)
Indexed annuity products ceded                                  39,576              (7,881)           109,465
Indexed annuity funds withheld                                  94,654              36,867            (67,109)
Hybrid instruments                                              19,852              11,324            (40,492)
Futures                                                        (47,765)            102,694            118,925
Options                                                       (111,554)            (45,097)           158,847
                                                       ----------------   -----------------  -----------------

                                                               $ 5,767           $ 191,177         $ (157,888)
                                                       ================   =================  =================

Gains (losses) recognized in net investment income:

Interest rate swaps                                          $  13,554           $   9,706         $   (4,685)
Options                                                         62,770              61,037            (65,379)
                                                       ----------------   -----------------  -----------------

                                                              $ 76,324            $ 70,743          $ (70,064)
                                                       ================   =================  =================

        Collateral on derivative instruments

        Collateral posted by counterparties at December 31, 2011 and 2010 applicable to derivative instruments was $63,809 and $113,687, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2011 and 2010 applicable to derivative instruments was $11,510 and $8,950, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        The Company is a limited partner in a VIE in which it was previously considered the primary beneficiary. The variable interest entity,
        Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC
        (the "Fund"), is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 35% and 47% interest in the Fund as of
        December 31, 2011 and 2010, respectively. North American held a 18% and
        23% interest in the Fund as of December 31, 2011 and 2010, respectively.
        The general partner of the Fund is a related party, Guggenheim Partners
        Asset Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 was $35,795, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI, have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010. The related net income attributable to noncontrolling interest included for the years ended
        December 31, 2011, 2010 and 2009 for the Fund is $0, $0 and $57,373,
        respectively.

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                           2011               2010              2009
                                                                     -----------------  ----------------- -----------------

Net income attributable to the Company                                     $  287,606         $  352,472        $  219,498

Transfers (to) from the noncontrolling interests:

   Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                            -                  -           (16,880)
                                                                     -----------------  ----------------- -----------------

Change from net income attributable to the Company
    and transfers (to) from noncontrolling interests                       $  287,606         $  352,472        $  202,618
                                                                     =================  ================= =================

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2011 is as follows:

            Limited partnerships
              Carrying amount of asset                    $  889,972
              Maximum exposure to loss                       979,387
            Resecuritization trust
              Beneficial interests held in trust             166,925
              Maximum exposure to loss                       166,925

7.      BORROWINGS

        At December 31, 2011 and 2010, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2011 have maturity dates in March and June of 2012 and November of 2013. The interest rates on the outstanding borrowings range from 0.39% to 0.72%. The Company renewed the borrowings that matured in March 2012 for a borrowing that will mature on March 17,
        2014 at an interest rate of 0.68%. Interest expense incurred during
        2011, 2010 and 2009 was $1,940, $2,381 and $4,594, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2011 and 2010 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

        On December 31, 2011 Solberg Re, the wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured an irrevocable standby letter of credit ("LOC") from a large commercial bank. The LOC, which has an initial term of 13 years, has an aggregate maximum issuance amount of $475,000, of which $244,715 was issued and outstanding at
        December 31, 2011. The purpose of the LOC is to support redundant statutory required reserves on specific term life insurance policies issued by the Company and its affiliate, North American, and ceded to
        Solberg Re. The LOC can be drawn upon when actual policy benefits applicable to the specific life insurance term policies exceed specified thresholds. Solberg Re does not anticipate drawing funds against the
        LOC. Fees and expenses of approximately $5,639 have been paid related to this LOC, which have been capitalized and are included in other receivables, other assets and property, plant and equipment on the consolidated balance sheets. The capitalized fees will be amortized over the life of the facility. There was no amortization recognized in 2011.
        In addition, a quarterly fee equal to 1.45% per annum of the outstanding
        LOC will be paid during the life of the facility.

8.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2011, 2010 and 2009 are as follows:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DAC, beginning of year                                            $ 1,502,244      $ 1,798,826      $ 2,012,764
Commissions deferred                                                  214,272          220,875          201,236
Underwriting and acquisition expenses deferred                         38,465           42,727           41,655
Reduction due to reinsurance ceded                                          -                -          (28,047)
Change in offset to unrealized (gains) losses                        (149,670)        (342,599)        (257,756)
Amortization related to operations                                   (219,230)        (224,916)        (202,808)
Amortization related to realized (gains) losses                         2,518           (1,150)           8,247
Amortization related to derivatives                                     8,549            8,481           23,535
                                                               ---------------  ---------------  ---------------

DAC, end of year                                                  $ 1,397,148      $ 1,502,244      $ 1,798,826
                                                               ===============  ===============  ===============

        The composition of DSI for the years ended December 31, 2011, 2010 and
        2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DSI, beginning of year                                              $ 455,628        $ 626,447        $ 764,191
Sales inducement costs deferred                                        81,990           92,331           77,002
Increase (reduction) due to recapture of reinsurance                        -              258           (2,423)
Change in offset to unrealized (gains) losses                         (84,826)        (182,643)        (152,077)
Amortization related to operations                                    (84,315)         (82,583)         (72,939)
Amortization related to realized (gains) losses                         1,578              131            3,552
Amortization related to derivatives                                     4,299            1,687            9,141
                                                               ---------------  ---------------  ---------------

DSI, end of year                                                    $ 374,354        $ 455,628        $ 626,447
                                                               ===============  ===============  ===============

        The composition of the PVFP for the years ended December 31, 2011, 2010 and 2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

PVFP, beginning of year                                              $ 21,015         $ 21,767         $ 34,020
Increase due to recapture of reinsurance ceded                              -            3,567                -
Change in offset to unrealized (gains) losses                               -                -           (7,678)
Amortization                                                           (3,839)          (4,319)          (4,575)
                                                               ---------------  ---------------  ---------------

PVFP, end of year                                                    $ 17,176         $ 21,015         $ 21,767
                                                               ===============  ===============  ===============

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment recorded in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment are as follows:

                                                          Range of
                                                        Useful Lives             2011              2010
                                                    ---------------------   ---------------   ---------------
Land                                                         -                    $  3,029          $  3,029
Buildings and improvements                             20 - 39 years                18,746            18,717
Leasehold improvements                                 10 - 40 years                 1,855             1,691
Furniture and fixtures                                    10 years                   7,293             6,973
Computer equipment and software                          3 - 10 years               37,421            40,639
Other                                                     3 - 5 years                   40                40
                                                                            ---------------   ---------------
                                                                                    68,384            71,089
Accumulated depreciation                                                           (27,935)          (25,745)
                                                                            ---------------   ---------------
                                                                                 $  40,449         $  45,344
                                                                            ===============   ===============

        Depreciation expense was $6,099, $5,594 and $5,086 for the years ended
        December 31, 2011, 2010 and 2009, respectively.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                          2011                           2010                          2009
                               ----------------------------   ----------------------------  -----------------------------
                                  Ceded         Assumed          Ceded         Assumed         Ceded          Assumed
                               -------------  -------------   -------------  -------------  -------------   -------------

Premiums and deposits
 on investment contracts          $ 533,766        $ 9,034       $ 353,374        $ 1,340      $ 489,965         $ 1,001

Claims and investment
 contract withdrawals               212,969          1,337         210,711          1,763        198,117             256

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January
        1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29,
        2008, and 50% of substantially all policies of specific annuity plans issued since March 1, 2008. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory liabilities associated with these policies. The Company has netted the funds withheld liability of $4,113,910 and $4,035,855 against the reserve credits of $4,840,062 and $4,628,996 in reinsurance receivables in the December 31, 2011 and 2010 consolidated balance sheets, respectively. The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $584,429 and $585,225 associated with this agreement are reported as a component of reinsurance receivables in the December 31,
        2011 and 2010 consolidated balance sheets, respectively.

        On December 31, 2010, MNL Re entered into a coinsurance agreement with
        North American. In accordance with the coinsurance agreement North
        American ceded a defined block of permanent life insurance products to
        MNL Re. At December 31, 2011, MNL Re assumed reserves of $480 which are included in reinsurance receivables and received premiums of $5,227 from
        North American. MNL Re paid experience refunds to North American of
        $4,738 for the year ended December 31, 2011. For the year ended December
        31, 2010, there were no assumed reserves, reinsurance receivables, or experience refunds paid.

        On December 31, 2011, Solberg Re entered into a coinsurance agreement with North American. In accordance with the coinsurance agreement North
        American ceded a defined block of term life insurance to Solberg Re. At
        December 31, 2011 Solberg Re assumed reserves of $56,395, which are included in reinsurance receivables and received premiums of $7,668 from
        North American.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                             2011               2010
                                                       -----------------  ------------------

Net unrealized gain (loss)
     Available-for-sale securities                          $ 1,469,788          $  213,426
     Certain interest rate swaps                                  2,165               1,893
     Non-credit portion of OTTI losses                          (24,400)            (20,013)
Intangibles                                                    (253,949)            (39,217)
Pension liability:
     Unrecognized actuarial net gains (losses)                  (22,075)            (17,061)
Postretirement liability:
     Unrecognized actuarial net gains (losses)                   (9,547)             (3,748)
     Unrecognized prior service costs                               931               1,048
Deferred income taxes                                          (407,020)            (47,715)
                                                       -----------------  ------------------

Accumulated other comprehensive gain (loss)                  $  755,893           $  88,613
                                                       =================  ==================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                      2011               2010                2009
                                                                 ---------------  ------------------  -----------------

Net unrealized gain (loss)
     Available-for-sale securities                                  $ 1,243,917         $ 1,549,789         $  971,529
     Certain interest rate swaps                                            272                 611             (2,243)
     Non-credit portion of OTTI losses                                   (4,387)             (7,193)           (12,820)
Intangibles                                                            (214,732)           (494,518)          (408,899)
Reclassification adjustment for (gains) losses released
     into income                                                         12,445            (161,232)           (86,401)
Pension liability:
     Amortization of net loss in net periodic benefit expense             1,450                 647                346
     Net gain (loss) recognized in accrued benefit costs                 (6,464)             (5,676)            (3,775)
Postretirement liability:
     Amortization of net gain (loss) in net periodic
     benefit expense                                                        504                 103                 29
     Amortization of prior service costs                                   (117)               (117)                75
     Net gain (loss) recognized in accrued benefit costs                 (6,303)             (1,854)              (592)
     Prior service costs arising in current year                              -                   -              1,458
Deferred income taxes                                                  (359,305)           (308,196)          (160,548)
                                                                 ---------------  ------------------  -----------------

     Net other comprehensive gain (loss)                             $  667,280          $  572,364         $  298,159
                                                                 ===============  ==================  =================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and non-credit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of income tax expense (benefit) are as follows:

                                          2011                2010               2009
                                     ----------------   -----------------  -----------------

Current                                    $  18,207          $  111,757         $  120,089
Deferred                                      90,940              20,151            (17,781)
                                     ----------------   -----------------  -----------------
    Total income tax expense              $  109,147          $  131,908         $  102,308
                                     ================   =================  =================

        Total income tax expense attributable to income before taxes differs from the amounts that would result from applying the U.S. Federal statutory income tax rate of 35% in 2011, 2010 and 2009 are as follows:

                                                 2011                2010               2009
                                           -----------------   -----------------  -----------------

At statutory federal income tax rate             $  138,863          $  169,533         $  104,735
Dividends received deductions                        (1,112)             (1,484)              (497)
Tax credits                                         (33,010)            (32,473)            (4,585)
Other, net                                            4,406              (3,668)             2,655
                                           -----------------   -----------------  -----------------
    Total income tax expense                     $  109,147          $  131,908         $  102,308
                                           =================   =================  =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2011 and 2010 are as follows:

                                                                   2011                2010
                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                $  609,070          $  683,028
    Investments                                                             -                   -
    Other, net                                                         50,282              40,593
                                                             -----------------   -----------------
      Total deferred income tax assets                                659,352             723,621
                                                             -----------------   -----------------
Deferred income tax liabilities
    Present value of future profits of acquired business               (6,012)             (7,355)
    Investments                                                      (516,328)           (102,417)
    Deferred policy acquisition costs and deferred sales
     inducements                                                     (524,842)           (551,434)
                                                             -----------------   -----------------
      Total deferred income tax liabilities                        (1,047,182)           (661,206)
                                                             -----------------   -----------------
      Net deferred income tax asset (liability)                    $ (387,830)          $  62,415
                                                             =================   =================

        If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized.
        Based upon a review of the Company's anticipated future taxable income and after considering all other available evidence, both positive and negative, the Company's management concluded that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company does not expect any significant changes to its liability for unrecognized tax benefits during the next twelve months. The Company recognizes interest and/or penalties as a component of tax expense. The
        Company did not have any accrued interest and penalties at December 31,
        2011 and 2010.

        The IRS concluded an examination of the Company's income tax returns for
        2007 through 2008 during the year ended December 31, 2011. No significant adjustments were recorded as a result of the examination.

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2011; however, prescribed practices used by the Company in 2011 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative
                instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the
                Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments.
                The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35
                Reserve assuming the market value of the call option(s)
                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        The combined effect of applying these prescribed practices in 2011 decreased the Company's statutory-based surplus by $59,388. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution as ordinary dividends to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed paid-in and contributed surplus. All payments of extraordinary dividends to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory income (generally, the greater of prior year statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus as regards policyholders). The
        Company paid dividends of $114,692, $92,260 and $51,617 in 2011, 2010 and 2009, respectively. Dividends payable in 2012 up to approximately
        $285 million will not require prior approval of regulatory authorities.

        The statutory net gain from operations of the Company for the years ended December 31, 2011, 2010 and 2009, is approximately $326,031,
        $284,969 and $83,327, respectively, and reported surplus as regards policyholders at December 31, 2011, 2010 and 2009, is $1,854,241,
        $1,639,725 and $1,391,869 , respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,224, $4,231 and $3,749 was incurred in 2011, 2010 and 2009, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

            Year ending December 31,
            2012                                              $  2,985
            2013                                                 2,806
            2014                                                 2,708
            2015                                                 2,511
            2016                                                 1,963
            Thereafter                                           7,909
                                                        ---------------
                                                             $  20,882
                                                        ===============

15.     EMPLOYEE BENEFIT PLANS

        Defined benefit pension plan and post-retirement health care benefits

        The Company, via its insurance subsidiary, participates in noncontributory defined benefit pension plan ("Pension Plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiary, certain post-retirement health care benefits through a health and welfare benefit plan ("Other Benefit
        Plan") and life insurance benefits for eligible active and retired employees.

        The information for the Pension Plan and Other Benefits Plan, which reflects an allocation of the Company's portion of the SEI plans at
        December 31, is as follows:

                                                                          Pension Plan              Other Benefit Plan
                                                                      2011           2010          2011           2010
                                                                   ------------   ------------  ------------   ------------
Obligation and funded status
Accumulated benefit obligation                                       $ (53,974)     $ (43,967)    $ (24,168)     $ (16,297)
Fair value of plan assets                                               45,527         36,383             -              -
                                                                   ------------   ------------  ------------   ------------
Underfunded status                                                      (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------
Accrued benefit liability recognized
in other liabilities                                                    (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------

Changes in liability for benefits recognized in
    accumulated OCI (pre-tax)
Beginning balance                                                    $ (17,061)     $ (12,032)      $(2,700)        $ (832)
Net (gain) loss amortized into net periodic benefit cost                 1,450            647           387            (14)
Net gain (loss) arising during the period                               (6,464)        (5,676)       (6,303)        (1,854)
                                                                   ------------   ------------  ------------   ------------
Balance at December 31                                                 (22,075)       (17,061)       (8,616)        (2,700)
                                                                   ------------   ------------  ------------   ------------

Changes in deferred taxes recognized in
    accumulated OCI                                                    $(1,755)       $(1,760)      $(2,071)        $ (654)
                                                                   ------------   ------------  ------------   ------------

                                                                 Pension Plan                     Other Benefit Plan
                                                         2011        2010        2009        2011        2010        2009
                                                       ----------  ----------  ----------  ----------  ----------  ----------
Additional information
Net periodic benefit income (costs)                     $ (849)     $ (345)      $  45     $ 2,218     $(1,403)    $ 1,438
Net periodic benefit cost reclassified from
   accumulated OCI                                      (1,450)       (647)       (346)       (387)         14        (104)
Employer contributions                                   5,000       5,000           -         263         430         331
Employee contributions                                       -           -           -         185         152         122
Benefit payments                                           531         449         363         491         582         453

Actuarial assumptions
Weighted-average assumptions used to determine benefit
   obligations as of December 31:
     Discount rate                                       4.27%       5.33%       5.88%       4.28%       5.12%       5.50%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

Weighted-average assumptions used to determine net
   costs for the years ended December 31:
     Discount rate                                       5.33%       5.88%       5.88%       5.50%       5.50%       6.25%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                      Other
                                                    Pension          Benefit
                                                      Plan            Plan
                                                 ---------------  --------------
       Year ending December 31,
               2012                                    $  1,192         $   597
               2013                                       1,353             646
               2014                                       1,562             701
               2015                                       1,707             772
               2016                                       1,853             847
               2017-2021                                 12,016           5,409

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit
        Pension Plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the
        Pension Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2011, 2010 and 2009, the Pension Plan recorded an actuarial loss of
        $8,220, $5,082 and $3,775, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2011 and 2010, the plan sponsor's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2011.

        The Pension Plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                                2011
                                                               Target            2011            2010
Cash equivalents and fixed income securities                          65%              65%             63%
Mutual funds, hedge funds and other                                   35%              35%             37%
                                                           ---------------  ---------------  --------------

             Total                                                   100%             100%            100%
                                                           ===============  ===============  ==============

        It is the plan sponsor's policy to invest Pension Plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities matched to the plan's liabilities as well as diversified equity portfolio comprised of assets that are expected to generate an excess return over the return associated with the plan. This equity portfolio is expected to achieve long-term returns similar to the return on equities with reduced volatility through the use of option overlay, geographic diversification and a focus on strategies with higher income generation capacity. The following table summarizes the valuation of the Company's Pension Plan assets carried at fair value as of December 31, 2011 and 2010 by asset class:

                                                                                December 31, 2011
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,114                $ -                 $ -              $ 2,114
Fixed income securities (B)
Corporate debt instruments                                    -             23,966                   -               23,966
Foreign debt obligations                                      -              1,134                   -                1,134
Other governmental/municipal agencies                         -              2,312                   -                2,312
Equity-based investments:
   Mutual Funds (C )                                     15,160                  -                   -               15,160
Hedge Funds (D)                                               -                  -                 841                  841
                                             -------------------  -----------------  ------------------  -------------------

                                                       $ 17,274           $ 27,412               $ 841             $ 45,527
                                             ===================  =================  ==================  ===================

                                                                              December 31, 2010
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,001                $ -                 $ -              $ 2,001
Fixed income securities (B)
U.S. Treasury                                                 -              6,736                   -                6,736
Other governmental/municipal agencies                         -              1,669                   -                1,669
Corporate debt instruments                                    -             11,619                   -               11,619
Foreign debt obligations                                      -                893                   -                  893
Equity securities - warrants (E)                              5                  -                   -                    5
Hedge Funds (D):
Equity securities                                             -                  -               7,751                7,751
Other                                                         -                  -                 413                  413
Distressed debt                                               -                  -                 147                  147
Multi-strategy                                                -                  -               5,149                5,149
                                             -------------------  -----------------  ------------------  -------------------

                                                        $ 2,006           $ 20,917            $ 13,460             $ 36,383
                                             ===================  =================  ==================  ===================

        (A)     Cash equivalents are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B)     Fixed income investments are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C)     Mutual funds are registered investments that are priced at NAV at the end of each day. The funds that are invested in equities across a broad investment spectrum, including mid-cap, large cap, emerging and developed markets, liquid real estate and infrastructure.

        (D)     Hedge funds are primarily valued by each fund's administrator based upon the valuation of the underlying assets by applying methodologies as appropriate to the specific
                security/instrument. In 2011, substantially all investments held in hedge funds were liquidated and, accordingly, these
                investments are presented as a single asset class in 2011. Hedge fund investments include:

                Equity securities - investments across the capitalization and style spectrum. The investment manager can make investments in both U.S. and International equity securities. Other - assets in liquidation mode.

                Distressed debt - investments in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings.

                Multi-strategy - investments that identify attractive valuations across multiple markets, currencies and types of securities.

        (E)     The fair value of warrants is based on the underlying quoted prices in active markets for identical assets.

        The tables below set forth a summary of changes in the fair value of the
        Pension Plan's level 3 investment assets for the years ended December 31
        2011 and 2010:

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2011                           $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
Actual return on plan assets:
Held at end of the period                                  7                1               (12)              (1)               (5)
Sold during the period                                   210              (54)                -             (165)               (9)
Purchases, sales and settlements, net                 (7,586)             (73)              (47)          (4,899)          (12,605)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2011                           $ 382            $ 287              $ 88             $ 84             $ 841
                                              ===============  ===============   ===============  ===============   ===============

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2010                           $ 8,750          $ 1,338             $ 814          $ 4,857          $ 15,759
Actual return on plan assets:
Held at end of the period                              1,466              177               105              750             2,498
Sold during the period                                  (227)               8                30               19              (170)
Purchases, sales and settlements, net                 (2,238)          (1,110)             (802)            (477)           (4,627)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2010                         $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
                                              ===============  ===============   ===============  ===============   ===============

        Pension plan funding requirements for 2012 will be determined based upon actuarial requirements.

        The estimated amortization of net loss for the pension plan in 2012 is
        $2,449. The estimated 2012 net periodic benefit expense for the pension plan is $1,320. In 2012 a 50 basis point increase to the discount rate projected at 4.27% would result in net periodic cost of $607 and a 50 basis point decrease would result in net periodic cost of $2,127. In
        2012 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would result in net periodic cost of $1,563 and a 50 basis point decrease would result in net periodic cost of $1,076.

        Other Benefit Plan

        In 2011, 2010 and 2009, the other benefit plan recorded an actuarial loss of $2,933, $1,854, and $592, respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2010. The rate was assumed to decrease gradually to 4.50% over a five year period, and remain level thereafter. For 2011, an 8.00% assumed annual rate of increase in the per capita cost of healthcare benefits gradually decreases to 4.20% by 2084.

        The estimated 2012 amortization of net loss and prior service cost for the Other Benefit Plan is $296. The estimated 2011 net periodic benefit expense for the Other Benefit Plan is $2,366.

        Employee stock ownership plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        sponsored by SEI covering certain full-time employees. Prior to 2010, the majority of SEI's stock was held in the Charles A. Sammons 1987
        Charitable Remainder Trust Number Two (the "CRT"). Prior to his death in
        1988, Charles A. Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the
        "Transfer") as unallocated shares, which completed the settlement of the
        CRT. As of December 31, 2010 the ESOP owns 99.99% of the outstanding stock of SEI.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2011 and 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $13,301, $12,247 and $10,838 for 2011, 2010 and
        2009, respectively was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $7,940, $11,200 and $10,626 in 2011,
        2010 and 2009, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2011, 2010 and
        2009, the Company incurred $24,764 , $23,674 and $16,750, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VI.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $48,519 and
        $49,287 as of December 31, 2011 and 2010, respectively. The Company earned interest income on the loan of $3,675, $3,741 and $1,715 in 2011,
        2010 and 2009, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $355, $304 and $0 in 2011, 2010 and 2009, respectively. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $516, $711 and $659 in 2011, 2010 and 2009, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2011, the Company had outstanding capital commitments to limited partnerships of $89,415.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2011, the Company had $37,149 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 28, 2012 which is the date the consolidated financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the consolidated financial statements.

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2011 and 2010

Midland National Life Insurance Company
Separate Account C
Index
-------------------------------------------------------------------------------------------------------

                                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets.........................2-141

Notes to Financial Statements....................................................................142-168

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of Midland National Life Insurance
Company and Policyholders of the Midland National Life Insurance Company
Separate Account C:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of Midland National Life Insurance Company Separate Account C
(which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products
Fund III, the American Century Variable Portfolios, Inc., the MFS Variable
Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger Fund, the Calvert
Variable Series, Inc., the Invesco Variable Insurance Funds, the J.P. Morgan
Series Trust II, the Rydex Variable Trust, the ProFunds VP, the Van Eck Variable
Insurance Portfolio, the Janus Aspen Series, the PIMCO Variable Insurance Trust,
the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisors
Management Trust, the Premier VIT, the Credit Suisse Trust, the Dreyfus Variable
Investment Fund, the Direxion Insurance Trust, the Invesco Van Kampen Variable
Insurance Funds, the Morgan Stanley Universal Institutional Funds, and the
Northern Lights Variable Trust subaccount thereof) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of Midland National Life
Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of the number of shares owned at December 31, 2011 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 24, 2012

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                              Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                 Investment income:
     (cost $452,071,837)                    $ 445,318,700       Dividend income                             $  8,378,562
                                                                Capital gains distributions                    3,611,438
                                                                                                          ---------------
Liabilities                                             -
                                           ---------------
                                                                                                              11,990,000
                                                                                                          ---------------
Net assets                                  $ 445,318,700   Expenses:
                                           ---------------
                                                                Administrative expense                           268,181
                                                                Mortality and expense risk                     8,168,863
                                                                Contract maintenance charge                       84,527
                                                                                                          ---------------

                                                                                                               8,521,571
                                                                                                          ---------------

                                                            Net investment income                              3,468,429

                                                            Realized and change in unrealized gains
                                                              (losses) on investments
                                                                Net realized gains on investments              9,731,158
                                                                Change in net unrealized depreciation on
                                                                 investments                                 (34,438,416)
                                                                                                          ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $ (21,238,829)
                                                                                                          ---------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                             2011              2010

Net assets at beginning of year                                                          $ 518,873,332     $ 497,289,491

Net (decrease) increase in net assets resulting from operations                            (21,238,829)       46,889,114

Capital shares transactions
   Net premiums                                                                             27,878,247        43,553,040
   Transfers of policy loans                                                                   (77,265)          (80,412)
   Transfers of surrenders                                                                 (49,475,341)      (37,034,481)
   Transfers of death benefits                                                              (4,611,985)       (5,453,828)
   Transfers of other terminations                                                         (18,557,407)      (19,747,458)
   Interfund and net transfers to general account                                           (7,472,052)       (6,542,134)
                                                                                        ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (52,315,803)      (25,305,273)
                                                                                        ---------------   ---------------

Total (decrease) increase in net assets                                                    (73,554,632)       21,583,841
                                                                                        ---------------   ---------------

Net assets at end of year                                                                $ 445,318,700     $ 518,873,332
                                                                                        ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     2

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     18,551,744 shares (cost $18,551,744)   $  18,551,744      Dividend income                              $    25,023
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 25,023
                                                                                                         ---------------
Net assets                                  $  18,551,744  Expenses:
                                          ----------------
                                                               Administrative expense                            10,386
                                                               Mortality and expense risk                       392,152
                                                               Contract maintenance charge                        2,392
                                                                                                         ---------------

                                                                                                                404,930
                                                                                                         ---------------

                                                           Net investment loss                                 (379,907)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (379,907)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  21,577,234     $  19,608,907

Net decrease in net assets resulting from operations                                         (379,907)         (291,832)

Capital shares transactions
   Net premiums                                                                             1,906,552         6,098,535
   Transfers of policy loans                                                                   15,649            13,389
   Transfers of surrenders                                                                 (8,088,698)       (2,522,972)
   Transfers of death benefits                                                               (189,533)         (396,546)
   Transfers of other terminations                                                         (1,425,955)       (1,409,934)
   Interfund and net transfers from general account                                         5,136,402           477,687
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,645,583)        2,260,159
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,025,490)        1,968,327
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  18,551,744     $  21,577,234
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     3

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,391,631 shares (cost $35,238,669)    $  33,676,891      Dividend income                             $  1,950,646
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,950,646
                                                                                                         ---------------
Net assets                                  $  33,676,891  Expenses:
                                          ----------------
                                                               Administrative expense                             5,697
                                                               Mortality and expense risk                       297,530
                                                               Contract maintenance charge                        1,556
                                                                                                         ---------------

                                                                                                                304,783
                                                                                                         ---------------

                                                           Net investment income                              1,645,863

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    646,645
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,553,270)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    739,238
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  29,229,531     $  24,085,137

Net increase in net assets resulting from operations                                          739,238         2,351,097

Capital shares transactions
   Net premiums                                                                               481,179         2,402,095
   Transfers of policy loans                                                                     (202)           (1,212)
   Transfers of surrenders                                                                   (839,881)         (851,496)
   Transfers of death benefits                                                                (81,211)         (880,914)
   Transfers of other terminations                                                           (709,612)         (908,329)
   Interfund and net transfers from general account                                         4,857,849         3,033,153
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             3,708,122         2,793,297
                                                                                       ---------------   ---------------

Total increase in net assets                                                                4,447,360         5,144,394
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  33,676,891     $  29,229,531
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     4

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     716,005 shares (cost $13,604,377)      $  13,262,783      Dividend income                             $    301,103
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                301,103
                                                                                                         ---------------
Net assets                                  $  13,262,783  Expenses:
                                          ----------------
                                                               Administrative expense                            11,688
                                                               Mortality and expense risk                       182,168
                                                               Contract maintenance charge                        5,975
                                                                                                         ---------------

                                                                                                                199,831
                                                                                                         ---------------

                                                           Net investment income                                101,272

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    357,302
                                                           Change in net unrealized depreciation on
                                                                investments                                    (523,118)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (64,544)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  14,115,630     $  12,618,276

Net (decrease) increase in net assets resulting from operations                               (64,544)        1,657,479

Capital shares transactions
   Net premiums                                                                               693,162         1,047,111
   Transfers of policy loans                                                                   (7,590)           (3,213)
   Transfers of surrenders                                                                 (1,216,603)       (1,116,860)
   Transfers of death benefits                                                               (198,268)         (126,534)
   Transfers of other terminations                                                           (411,391)         (351,775)
   Interfund and net transfers from general account                                           352,387           391,146
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (788,303)         (160,125)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (852,847)        1,497,354
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  13,262,783     $  14,115,630
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     5

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     173,035 shares (cost $6,102,123)        $  6,376,464      Dividend income                              $    23,038
                                                               Capital gains distributions                       25,653
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 48,691
                                                                                                         ---------------
Net assets                                   $  6,376,464  Expenses:
                                          ----------------
                                                               Administrative expense                            10,156
                                                               Mortality and expense risk                        97,134
                                                               Contract maintenance charge                       10,577
                                                                                                         ---------------

                                                                                                                117,867
                                                                                                         ---------------

                                                           Net investment loss                                  (69,176)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (20,552)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (273,913)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (363,641)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  8,060,444      $  7,956,046

Net (decrease) increase in net assets resulting from operations                              (363,641)        1,487,217

Capital shares transactions
   Net premiums                                                                               133,212           160,206
   Transfers of policy loans                                                                   (1,124)             (840)
   Transfers of surrenders                                                                 (1,042,599)       (1,039,231)
   Transfers of death benefits                                                               (154,900)          (45,621)
   Transfers of other terminations                                                           (179,599)         (223,734)
   Interfund and net transfers to general account                                             (75,329)         (233,599)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,320,339)       (1,382,819)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,683,980)          104,398
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,376,464      $  8,060,444
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     6

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     648,863 shares (cost $10,238,586)       $  8,786,232      Dividend income                                $ 124,791
                                                               Capital gains distributions                       21,875
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                146,666
                                                                                                         ---------------
Net assets                                   $  8,786,232  Expenses:
                                          ----------------
                                                               Administrative expense                             6,934
                                                               Mortality and expense risk                       159,354
                                                               Contract maintenance charge                        2,234
                                                                                                         ---------------

                                                                                                                168,522
                                                                                                         ---------------

                                                           Net investment loss                                  (21,856)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (219,699)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,304,260)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,545,815)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  12,016,775     $  11,518,915

Net (decrease) increase in net assets resulting from operations                            (2,545,815)        1,300,840

Capital shares transactions
   Net premiums                                                                               769,938         1,231,237
   Transfers of policy loans                                                                   (8,382)           (2,826)
   Transfers of surrenders                                                                   (718,463)         (699,250)
   Transfers of death benefits                                                               (157,494)         (104,357)
   Transfers of other terminations                                                           (381,917)         (326,770)
   Interfund and net transfers to general account                                            (188,410)         (901,014)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (684,728)         (802,980)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,230,543)          497,860
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,786,232     $  12,016,775
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     7

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     223,150 shares (cost $6,761,273)        $  6,434,527      Dividend income                              $    10,164
                                                               Capital gains distributions                       12,226
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 22,390
                                                                                                         ---------------
Net assets                                   $  6,434,527  Expenses:
                                          ----------------
                                                               Administrative expense                             7,344
                                                               Mortality and expense risk                       113,073
                                                               Contract maintenance charge                        3,256
                                                                                                         ---------------

                                                                                                                123,673
                                                                                                         ---------------

                                                           Net investment loss                                 (101,283)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    485,117
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,320,489)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (936,655)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  10,085,091      $  7,290,350

Net (decrease) increase in net assets resulting from operations                              (936,655)        2,506,906

Capital shares transactions
   Net premiums                                                                               272,039           510,455
   Transfers of policy loans                                                                      784            (3,509)
   Transfers of surrenders                                                                   (898,292)         (625,233)
   Transfers of death benefits                                                                (24,759)          (59,174)
   Transfers of other terminations                                                           (312,974)         (277,590)
   Interfund and net transfers (to) from general account                                   (1,750,707)          742,886
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,713,909)          287,835
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,650,564)        2,794,741
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,434,527     $  10,085,091
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     8

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     108,455 shares (cost $1,539,071)        $  1,490,922      Dividend income                                 $ 29,935
                                                               Capital gains distributions                        7,584
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 37,519
                                                                                                         ---------------
Net assets                                   $  1,490,922  Expenses:
                                          ----------------
                                                               Administrative expense                             2,062
                                                               Mortality and expense risk                        22,001
                                                               Contract maintenance charge                        1,883
                                                                                                         ---------------

                                                                                                                 25,946
                                                                                                         ---------------

                                                           Net investment income                                 11,573

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     27,455
                                                           Change in net unrealized depreciation on
                                                                investments                                    (105,231)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (66,203)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,701,867      $  2,168,447

Net (decrease) increase in net assets resulting from operations                               (66,203)          204,256

Capital shares transactions
   Net premiums                                                                               205,007             3,653
   Transfers of policy loans                                                                     (136)               30
   Transfers of surrenders                                                                   (192,192)         (291,695)
   Transfers of death benefits                                                                (28,196)                -
   Transfers of other terminations                                                            (47,207)         (104,830)
   Interfund and net transfers to general account                                             (82,018)         (277,994)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (144,742)         (670,836)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (210,945)         (466,580)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,490,922      $  1,701,867
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     9

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     626,274 shares (cost $8,013,565)        $  8,039,276      Dividend income                             $    335,496
                                                               Capital gains distributions                      255,094
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                590,590
                                                                                                         ---------------
Net assets                                   $  8,039,276  Expenses:
                                          ----------------
                                                               Administrative expense                             7,581
                                                               Mortality and expense risk                       131,160
                                                               Contract maintenance charge                        2,542
                                                                                                         ---------------

                                                                                                                141,283
                                                                                                         ---------------

                                                           Net investment income                                449,307

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     15,401
                                                           Change in net unrealized appreciation on
                                                                investments                                       7,777
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    472,485
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,194,859      $  9,061,004

Net increase in net assets resulting from operations                                          472,485           682,746

Capital shares transactions
   Net premiums                                                                               694,696           632,538
   Transfers of policy loans                                                                       64            (4,377)
   Transfers of surrenders                                                                 (1,010,099)       (1,038,863)
   Transfers of death benefits                                                                (80,781)          (48,362)
   Transfers of other terminations                                                           (431,545)         (717,189)
   Interfund and net transfers (to) from general account                                     (800,403)          627,362
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,628,068)         (548,891)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,155,583)          133,855
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,039,276      $  9,194,859
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     10

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     160,112 shares (cost $19,432,955)      $  20,589,498      Dividend income                             $    381,989
                                                               Capital gains distributions                      576,049
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                958,038
                                                                                                         ---------------
Net assets                                  $  20,589,498  Expenses:
                                          ----------------
                                                               Administrative expense                            17,899
                                                               Mortality and expense risk                       324,327
                                                               Contract maintenance charge                       11,118
                                                                                                         ---------------

                                                                                                                353,344
                                                                                                         ---------------

                                                           Net investment income                                604,694

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (40,472)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (449,952)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    114,270
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  24,749,932     $  24,814,080

Net increase in net assets resulting from operations                                          114,270         2,870,812
Capital shares transactions
   Net premiums                                                                             1,447,656         1,688,812
   Transfers of policy loans                                                                  (14,267)            1,703
   Transfers of surrenders                                                                 (2,122,352)       (2,152,382)
   Transfers of death benefits                                                               (350,972)         (277,891)
   Transfers of other terminations                                                           (767,003)         (676,571)
   Interfund and net transfers to general account                                          (2,467,766)       (1,518,631)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (4,274,704)       (2,934,960)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (4,160,434)          (64,148)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  20,589,498     $  24,749,932
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     11

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     753,865 shares (cost $18,929,104)      $  17,234,641      Dividend income                             $    168,407
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                168,407
                                                                                                         ---------------
Net assets                                  $  17,234,641  Expenses:
                                          ----------------
                                                               Administrative expense                            20,065
                                                               Mortality and expense risk                       259,096
                                                               Contract maintenance charge                       10,343
                                                                                                         ---------------

                                                                                                                289,504
                                                                                                         ---------------

                                                           Net investment loss                                 (121,097)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (290,650)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (374,035)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (785,782)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  20,075,700     $  20,217,408

Net (decrease) increase in net assets resulting from operations                              (785,782)        2,675,632

Capital shares transactions
   Net premiums                                                                               618,131           792,141
   Transfers of policy loans                                                                   (3,674)            2,806
   Transfers of surrenders                                                                 (1,301,197)       (1,926,940)
   Transfers of death benefits                                                                (68,144)         (149,508)
   Transfers of other terminations                                                           (558,230)         (617,155)
   Interfund and net transfers to general account                                            (742,163)         (918,684)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (2,055,277)       (2,817,340)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,841,059)         (141,708)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  17,234,641     $  20,075,700
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     12

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     70,557 shares (cost $884,831)           $    940,831      Dividend income                              $    16,349
                                                               Capital gains distributions                        2,003
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,352
                                                                                                         ---------------
Net assets                                   $    940,831  Expenses:
                                          ----------------
                                                               Administrative expense                             1,571
                                                               Mortality and expense risk                        14,007
                                                               Contract maintenance charge                        1,300
                                                                                                         ---------------

                                                                                                                 16,878
                                                                                                         ---------------

                                                           Net investment income                                  1,474

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     37,838
                                                           Change in net unrealized depreciation on
                                                                investments                                    (117,551)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (78,239)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,174,249      $  1,408,607

Net (decrease) increase in net assets resulting from operations                               (78,239)          143,215

Capital shares transactions
   Net premiums                                                                                33,420            27,935
   Transfers of policy loans                                                                     (673)             (638)
   Transfers of surrenders                                                                   (114,284)         (107,838)
   Transfers of death benefits                                                                 (1,273)           (7,513)
   Transfers of other terminations                                                            (56,411)          (39,126)
   Interfund and net transfers to general account                                             (15,958)         (250,393)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (155,179)         (377,573)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (233,418)         (234,358)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    940,831      $  1,174,249
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     237,002 shares (cost $3,329,574)        $  3,439,144      Dividend income                              $    56,089
                                                               Capital gains distributions                        9,749
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 65,838
                                                                                                         ---------------
Net assets                                   $  3,439,144  Expenses:
                                          ----------------
                                                               Administrative expense                             3,071
                                                               Mortality and expense risk                        51,429
                                                               Contract maintenance charge                        1,457
                                                                                                         ---------------

                                                                                                                 55,957
                                                                                                         ---------------

                                                           Net investment income                                  9,881

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     79,754
                                                           Change in net unrealized depreciation on
                                                                investments                                    (271,691)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (182,056)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,173,267      $  3,433,604

Net (decrease) increase in net assets resulting from operations                              (182,056)          566,654

Capital shares transactions
   Net premiums                                                                               506,486           517,395
   Transfers of policy loans                                                                      323            (1,887)
   Transfers of surrenders                                                                   (323,033)         (211,591)
   Transfers of death benefits                                                                (28,756)          (29,934)
   Transfers of other terminations                                                           (100,242)         (136,238)
   Interfund and net transfers (to) from general account                                     (606,845)           35,264
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (552,067)          173,009
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (734,123)          739,663
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,439,144      $  4,173,267
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     246,091 shares (cost $3,174,148)        $  3,074,009      Dividend income                              $    36,085
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 36,085
                                                                                                         ---------------
Net assets                                   $  3,074,009  Expenses:
                                          ----------------
                                                               Administrative expense                             2,715
                                                               Mortality and expense risk                        28,170
                                                               Contract maintenance charge                        2,619
                                                                                                         ---------------

                                                                                                                 33,504
                                                                                                         ---------------

                                                           Net investment income                                  2,581

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (49,147)
                                                           Change in net unrealized appreciation on
                                                                investments                                      45,754
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (812)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,325,706      $  2,616,283

Net (decrease) increase in net assets resulting from operations                                  (812)          277,798

Capital shares transactions
   Net premiums                                                                                93,424            53,981
   Transfers of policy loans                                                                     (278)              867
   Transfers of surrenders                                                                   (168,676)         (428,751)
   Transfers of death benefits                                                                (15,062)          (46,518)
   Transfers of other terminations                                                            (77,384)         (104,091)
   Interfund and net transfers from (to) general account                                      917,091           (43,863)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    749,115          (568,375)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       748,303          (290,577)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,074,009      $  2,325,706
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     104,768 shares (cost $1,778,162)        $  1,912,227      Dividend income                              $     2,380
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,380
                                                                                                         ---------------
Net assets                                   $  1,912,227  Expenses:
                                          ----------------
                                                               Administrative expense                             2,560
                                                               Mortality and expense risk                        27,179
                                                               Contract maintenance charge                        1,992
                                                                                                         ---------------

                                                                                                                 31,731
                                                                                                         ---------------

                                                           Net investment loss                                  (29,351)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    279,029
                                                           Change in net unrealized depreciation on
                                                                investments                                    (189,065)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    60,613
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,475,300      $  1,675,468

Net increase in net assets resulting from operations                                           60,613           293,382

Capital shares transactions
   Net premiums                                                                                54,351            96,338
   Transfers of policy loans                                                                       31               (56)
   Transfers of surrenders                                                                   (142,579)         (200,675)
   Transfers of death benefits                                                                      -           (10,761)
   Transfers of other terminations                                                            (69,375)          (50,932)
   Interfund and net transfers (to) from general account                                   (1,466,114)        1,672,536
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,623,686)        1,506,450
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,563,073)        1,799,832
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,912,227      $  3,475,300
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     89,570 shares (cost $838,581)           $    790,907      Dividend income                              $     6,486
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  6,486
                                                                                                         ---------------
Net assets                                   $    790,907  Expenses:
                                          ----------------
                                                               Administrative expense                               369
                                                               Mortality and expense risk                        17,280
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,649
                                                                                                         ---------------

                                                           Net investment loss                                  (11,163)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    230,831
                                                           Change in net unrealized depreciation on
                                                                investments                                    (224,702)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (5,034)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,786,365      $  1,505,118

Net (decrease) increase in net assets resulting from operations                                (5,034)          147,561

Capital shares transactions
   Net premiums                                                                                33,863            62,031
   Transfers of policy loans                                                                   (1,827)             (811)
   Transfers of surrenders                                                                    (33,808)          (75,290)
   Transfers of death benefits                                                                 (1,438)          (27,176)
   Transfers of other terminations                                                            (65,371)          (65,407)
   Interfund and net transfers (to) from general account                                   (1,921,843)        1,240,339
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,990,424)        1,133,686
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,995,458)        1,281,247
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    790,907      $  2,786,365
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     17

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     330,162 shares (cost $2,034,976)        $  2,149,355      Dividend income                              $    41,408
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 41,408
                                                                                                         ---------------
Net assets                                   $  2,149,355  Expenses:
                                          ----------------
                                                               Administrative expense                               880
                                                               Mortality and expense risk                        30,038
                                                               Contract maintenance charge                          429
                                                                                                         ---------------

                                                                                                                 31,347
                                                                                                         ---------------

                                                           Net investment income                                 10,061

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     20,582
                                                           Change in net unrealized appreciation on
                                                                investments                                      54,512
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    85,155
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,186,351      $  1,995,242

Net increase in net assets resulting from operations                                           85,155           202,476

Capital shares transactions
   Net premiums                                                                                76,456           242,475
   Transfers of policy loans                                                                       94                91
   Transfers of surrenders                                                                    (99,766)         (191,127)
   Transfers of death benefits                                                                (19,061)          (36,918)
   Transfers of other terminations                                                            (72,864)          (57,682)
   Interfund and net transfers (to) from general account                                       (7,010)           31,794
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (122,151)          (11,367)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (36,996)          191,109
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,149,355      $  2,186,351
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     18

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     198,059 shares (cost $2,585,774)        $  2,618,337      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  2,618,337  Expenses:
                                          ----------------
                                                               Administrative expense                             3,073
                                                               Mortality and expense risk                        43,420
                                                               Contract maintenance charge                        1,593
                                                                                                         ---------------

                                                                                                                 48,086
                                                                                                         ---------------

                                                           Net investment loss                                  (48,086)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    513,196
                                                           Change in net unrealized depreciation on
                                                                investments                                    (634,347)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (169,237)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,009,357      $  2,759,551

Net (decrease) increase in net assets resulting from operations                              (169,237)        1,434,775

Capital shares transactions
   Net premiums                                                                               161,315           295,279
   Transfers of policy loans                                                                       47                23
   Transfers of surrenders                                                                   (249,321)         (261,922)
   Transfers of death benefits                                                                   (811)          (73,882)
   Transfers of other terminations                                                           (159,939)         (149,245)
   Interfund and net transfers (to) from general account                                   (1,973,074)        1,004,778
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,221,783)          815,031
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,391,020)        2,249,806
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,618,337      $  5,009,357
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     19

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     900,104 shares (cost $7,123,521)        $  6,681,840      Dividend income                             $    108,065
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                108,065
                                                                                                         ---------------
Net assets                                   $  6,681,840  Expenses:
                                          ----------------
                                                               Administrative expense                             6,846
                                                               Mortality and expense risk                       115,832
                                                               Contract maintenance charge                        2,005
                                                                                                         ---------------

                                                                                                                124,683
                                                                                                         ---------------

                                                           Net investment loss                                  (16,618)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    585,926
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,591,796)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,022,488)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,593,411     $  10,987,454

Net (decrease) increase in net assets resulting from operations                            (1,022,488)        1,161,802

Capital shares transactions
   Net premiums                                                                               155,955           176,283
   Transfers of policy loans                                                                     (701)           (2,387)
   Transfers of surrenders                                                                   (898,044)       (1,078,728)
   Transfers of death benefits                                                               (130,476)         (104,403)
   Transfers of other terminations                                                           (362,492)         (404,473)
   Interfund and net transfers to general account                                            (653,325)       (1,142,137)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,889,083)       (2,555,845)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,911,571)       (1,394,043)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,681,840      $  9,593,411
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     20

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,788,664 shares (cost $10,218,274)    $  10,374,251      Dividend income                             $    213,675
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                213,675
                                                                                                         ---------------
Net assets                                  $  10,374,251  Expenses:
                                          ----------------
                                                               Administrative expense                             7,731
                                                               Mortality and expense risk                       161,992
                                                               Contract maintenance charge                        2,010
                                                                                                         ---------------

                                                                                                                171,733
                                                                                                         ---------------

                                                           Net investment income                                 41,942

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (499,553)
                                                           Change in net unrealized appreciation on
                                                                investments                                     364,570
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (93,041)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  12,210,338     $  13,211,320

Net (decrease) increase in net assets resulting from operations                               (93,041)        1,245,287

Capital shares transactions
   Net premiums                                                                               547,907           624,667
   Transfers of policy loans                                                                   (4,941)           (2,616)
   Transfers of surrenders                                                                 (1,064,810)       (1,345,936)
   Transfers of death benefits                                                               (161,565)         (182,946)
   Transfers of other terminations                                                           (435,145)         (461,398)
   Interfund and net transfers to general account                                            (624,492)         (878,040)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,743,046)       (2,246,269)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,836,087)       (1,000,982)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  10,374,251     $  12,210,338
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     21

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income & Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     248,095 shares (cost $1,575,833)        $  1,523,306      Dividend income                              $    18,547
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,547
                                                                                                         ---------------
Net assets                                   $  1,523,306  Expenses:
                                          ----------------
                                                               Administrative expense                             1,287
                                                               Mortality and expense risk                        20,654
                                                               Contract maintenance charge                          682
                                                                                                         ---------------

                                                                                                                 22,623
                                                                                                         ---------------

                                                           Net investment loss                                   (4,076)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (25,175)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,661)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,912)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,207,242      $    991,592

Net (decrease) increase in net assets resulting from operations                               (30,912)          131,592

Capital shares transactions
   Net premiums                                                                                52,194            49,177
   Transfers of policy loans                                                                   (1,271)            1,194
   Transfers of surrenders                                                                    (96,528)          (96,320)
   Transfers of death benefits                                                                (22,086)          (36,640)
   Transfers of other terminations                                                            (26,938)          (17,733)
   Interfund and net transfers from general account                                           441,605           184,380
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               346,976            84,058
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  316,064           215,650
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,523,306      $  1,207,242
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     22

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     958,899 shares (cost $10,941,603)      $  11,267,059      Dividend income                             $    541,058
                                                               Capital gains distributions                      237,369
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                778,427
                                                                                                         ---------------
Net assets                                  $  11,267,059  Expenses:
                                          ----------------
                                                               Administrative expense                             3,791
                                                               Mortality and expense risk                       181,754
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                185,545
                                                                                                         ---------------

                                                           Net investment income                                592,882

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    753,928
                                                           Change in net unrealized depreciation on
                                                                investments                                    (220,178)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $  1,126,632
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,396,861      $  8,066,463

Net increase in net assets resulting from operations                                        1,126,632           311,571

Capital shares transactions
   Net premiums                                                                             1,835,641         1,182,796
   Transfers of policy loans                                                                   (5,973)           (3,772)
   Transfers of surrenders                                                                 (1,017,955)         (486,726)
   Transfers of death benefits                                                               (193,252)          (75,744)
   Transfers of other terminations                                                           (461,176)         (308,992)
   Interfund and net transfers from general account                                           586,281           711,265
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               743,566         1,018,827
                                                                                       ---------------   ---------------

Total increase in net assets                                                                1,870,198         1,330,398
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  11,267,059      $  9,396,861
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     23

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     161,764 shares (cost $1,495,745)        $  1,514,112      Dividend income                              $     6,969
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  6,969
                                                                                                         ---------------
Net assets                                   $  1,514,112  Expenses:
                                          ----------------
                                                               Administrative expense                               264
                                                               Mortality and expense risk                         8,676
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,940
                                                                                                         ---------------

                                                           Net investment loss                                   (1,971)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     15,960
                                                           Change in net unrealized depreciation on
                                                                investments                                     (15,203)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (1,214)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    440,167      $    320,721

Net (decrease) increase in net assets resulting from operations                                (1,214)           35,293

Capital shares transactions
   Net premiums                                                                                19,792            35,490
   Transfers of policy loans                                                                       98                 -
   Transfers of surrenders                                                                     (4,918)          (37,357)
   Transfers of death benefits                                                                 (1,133)          (10,000)
   Transfers of other terminations                                                             (7,614)           (3,881)
   Interfund and net transfers from general account                                         1,068,934            99,901
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             1,075,159            84,153
                                                                                       ---------------   ---------------

Total increase in net assets                                                                1,073,945           119,446
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,514,112      $    440,167
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     58,314 shares (cost $760,781)           $    787,233      Dividend income                              $     8,122
                                                               Capital gains distributions                       17,677
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 25,799
                                                                                                         ---------------
Net assets                                   $    787,233  Expenses:
                                          ----------------
                                                               Administrative expense                               192
                                                               Mortality and expense risk                        11,959
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,151
                                                                                                         ---------------

                                                           Net investment income                                 13,648

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     17,925
                                                           Change in net unrealized depreciation on
                                                                investments                                     (49,493)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,920)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    546,124      $    474,488

Net (decrease) increase in net assets resulting from operations                               (17,920)           73,518

Capital shares transactions
   Net premiums                                                                               137,776            25,895
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (25,273)          (40,382)
   Transfers of death benefits                                                                      -            (5,881)
   Transfers of other terminations                                                            (13,860)         (119,980)
   Interfund and net transfers from general account                                           160,386           138,466
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    259,029            (1,882)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  241,109            71,636
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    787,233      $    546,124
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     39,406 shares (cost $375,215)           $    368,838      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    368,838  Expenses:
                                          ----------------
                                                               Administrative expense                               159
                                                               Mortality and expense risk                        28,356
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 28,515
                                                                                                         ---------------

                                                           Net investment loss                                  (28,515)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (44,924)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (223,976)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (297,415)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,402,342      $  4,260,026

Net (decrease) increase in net assets resulting from operations                              (297,415)          259,239

Capital shares transactions
   Net premiums                                                                                24,926             6,956
   Transfers of policy loans                                                                       29                 -
   Transfers of surrenders                                                                   (108,659)          (30,065)
   Transfers of death benefits                                                                      -           (11,439)
   Transfers of other terminations                                                            (17,380)           (9,725)
   Interfund and net transfers to general account                                            (635,005)       (3,072,650)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (736,089)       (3,116,923)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,033,504)       (2,857,684)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    368,838      $  1,402,342
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     26

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     32,119 shares (cost $491,481)           $    602,812      Dividend income                              $     5,510
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  5,510
                                                                                                         ---------------
Net assets                                   $    602,812  Expenses:
                                          ----------------
                                                               Administrative expense                               928
                                                               Mortality and expense risk                         8,265
                                                               Contract maintenance charge                          949
                                                                                                         ---------------

                                                                                                                 10,142
                                                                                                         ---------------

                                                           Net investment loss                                   (4,632)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     23,172
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,927)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (12,387)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    690,199      $    704,512

Net (decrease) increase in net assets resulting from operations                               (12,387)           86,671

Capital shares transactions
   Net premiums                                                                                 3,142            10,454
   Transfers of policy loans                                                                       88               256
   Transfers of surrenders                                                                    (58,125)          (80,801)
   Transfers of death benefits                                                                      -            (6,702)
   Transfers of other terminations                                                            (18,433)          (22,865)
   Interfund and net transfers to general account                                              (1,672)           (1,326)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (75,000)         (100,984)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (87,387)          (14,313)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    602,812      $    690,199
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     27

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Growth Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     52,561 shares (cost $1,034,012)         $  1,287,890      Dividend income                              $     2,387
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,387
                                                                                                         ---------------
Net assets                                   $  1,287,890  Expenses:
                                          ----------------
                                                               Administrative expense                             2,122
                                                               Mortality and expense risk                        19,057
                                                               Contract maintenance charge                        2,152
                                                                                                         ---------------

                                                                                                                 23,331
                                                                                                         ---------------

                                                           Net investment loss                                  (20,944)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    134,099
                                                           Change in net unrealized depreciation on
                                                                investments                                    (143,054)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (29,899)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,606,866      $  1,736,135

Net (decrease) increase in net assets resulting from operations                               (29,899)          189,577

Capital shares transactions
   Net premiums                                                                                15,304            61,549
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (183,207)         (224,260)
   Transfers of death benefits                                                                (14,517)          (12,276)
   Transfers of other terminations                                                            (34,607)          (29,638)
   Interfund and net transfers to general account                                             (72,050)         (114,221)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (289,077)         (318,846)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (318,976)         (129,269)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,287,890      $  1,606,866
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     28

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,764 shares (cost $268,504)           $    286,314      Dividend income                              $     3,290
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,290
                                                                                                         ---------------
Net assets                                   $    286,314  Expenses:
                                          ----------------
                                                               Administrative expense                               428
                                                               Mortality and expense risk                         4,516
                                                               Contract maintenance charge                          344
                                                                                                         ---------------

                                                                                                                  5,288
                                                                                                         ---------------

                                                           Net investment loss                                   (1,998)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     14,809
                                                           Change in net unrealized depreciation on
                                                                investments                                     (28,151)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (15,340)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    417,969      $    484,098

Net (decrease) increase in net assets resulting from operations                               (15,340)           39,628

Capital shares transactions
   Net premiums                                                                                 2,181               464
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (57,729)          (92,795)
   Transfers of death benefits                                                                      -            (6,806)
   Transfers of other terminations                                                             (8,863)           (8,970)
   Interfund and net transfers (to) from general account                                      (51,904)            2,350
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (116,315)         (105,757)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (131,655)          (66,129)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    286,314      $    417,969
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     29

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     175,352 shares (cost $2,753,469)        $  2,477,406      Dividend income                               $        -
                                                               Capital gains distributions                      334,696
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                334,696
                                                                                                         ---------------
Net assets                                   $  2,477,406  Expenses:
                                          ----------------
                                                               Administrative expense                             3,988
                                                               Mortality and expense risk                        54,476
                                                               Contract maintenance charge                        1,771
                                                                                                         ---------------

                                                                                                                 60,235
                                                                                                         ---------------

                                                           Net investment income                                274,461

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    865,973
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,165,656)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (25,222)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,715,606      $  2,730,531

Net (decrease) increase in net assets resulting from operations                               (25,222)          913,517

Capital shares transactions
   Net premiums                                                                               246,341           129,565
   Transfers of policy loans                                                                      344                42
   Transfers of surrenders                                                                   (531,085)         (258,909)
   Transfers of death benefits                                                                (43,714)          (23,958)
   Transfers of other terminations                                                           (164,156)         (121,748)
   Interfund and net transfers (to) from general account                                   (1,720,708)        1,346,566
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,212,978)        1,071,558
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,238,200)        1,985,075
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,477,406      $  4,715,606
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     30

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     104,911 shares (cost $2,542,357)        $  2,323,787      Dividend income                              $    18,195
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,195
                                                                                                         ---------------
Net assets                                   $  2,323,787  Expenses:
                                          ----------------
                                                               Administrative expense                             3,135
                                                               Mortality and expense risk                        38,244
                                                               Contract maintenance charge                        1,840
                                                                                                         ---------------

                                                                                                                 43,219
                                                                                                         ---------------

                                                           Net investment loss                                  (25,024)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    148,884
                                                           Change in net unrealized depreciation on
                                                                investments                                    (332,696)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (208,836)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,717,230      $  4,188,450

Net (decrease) increase in net assets resulting from operations                              (208,836)          524,327

Capital shares transactions
   Net premiums                                                                                46,691           155,560
   Transfers of policy loans                                                                      188               176
   Transfers of surrenders                                                                   (776,899)         (683,737)
   Transfers of death benefits                                                                (21,839)          (15,531)
   Transfers of other terminations                                                           (170,360)         (204,058)
   Interfund and net transfers to general account                                            (262,388)         (247,957)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,184,607)         (995,547)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,393,443)         (471,220)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,323,787      $  3,717,230
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     31

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     366,902 shares (cost $5,881,348)        $  5,819,068      Dividend income                              $    12,994
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 12,994
                                                                                                         ---------------
Net assets                                   $  5,819,068  Expenses:
                                          ----------------
                                                               Administrative expense                             6,460
                                                               Mortality and expense risk                        94,148
                                                               Contract maintenance charge                        2,284
                                                                                                         ---------------

                                                                                                                102,892
                                                                                                         ---------------

                                                           Net investment loss                                  (89,898)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (25,929)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (207,577)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (323,404)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,642,550      $  8,803,053

Net (decrease) increase in net assets resulting from operations                              (323,404)        1,580,462

Capital shares transactions
   Net premiums                                                                               289,682           209,587
   Transfers of policy loans                                                                    1,000               (55)
   Transfers of surrenders                                                                 (1,191,642)       (1,273,113)
   Transfers of death benefits                                                                (69,180)         (125,994)
   Transfers of other terminations                                                           (350,554)         (303,964)
   Interfund and net transfers to general account                                            (179,384)       (1,247,426)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,500,078)       (2,740,965)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,823,482)       (1,160,503)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  5,819,068      $  7,642,550
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     32

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,500,622 shares (cost $10,490,230)    $  10,954,539      Dividend income                             $    121,856
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                121,856
                                                                                                         ---------------
Net assets                                  $  10,954,539  Expenses:
                                          ----------------
                                                               Administrative expense                             6,121
                                                               Mortality and expense risk                       190,312
                                                               Contract maintenance charge                          646
                                                                                                         ---------------

                                                                                                                197,079
                                                                                                         ---------------

                                                           Net investment loss                                  (75,223)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    333,159
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,553,351)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,295,415)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  14,585,327     $  14,038,945

Net (decrease) increase in net assets resulting from operations                            (2,295,415)        2,306,603

Capital shares transactions
   Net premiums                                                                               930,824         1,432,144
   Transfers of policy loans                                                                  (16,663)           (3,315)
   Transfers of surrenders                                                                 (1,023,527)         (928,440)
   Transfers of death benefits                                                               (245,448)         (207,725)
   Transfers of other terminations                                                           (488,076)         (417,068)
   Interfund and net transfers to general account                                            (492,483)       (1,635,817)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,335,373)       (1,760,221)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,630,788)          546,382
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  10,954,539     $  14,585,327
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     33

Midland National Life Insurance Company
Separate Account C
Alger Fund Large Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     205,243 shares (cost $7,971,699)        $  8,850,097      Dividend income                             $    106,132
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                106,132
                                                                                                         ---------------
Net assets                                   $  8,850,097  Expenses:
                                          ----------------
                                                               Administrative expense                             5,918
                                                               Mortality and expense risk                       150,521
                                                               Contract maintenance charge                          770
                                                                                                         ---------------

                                                                                                                157,209
                                                                                                         ---------------

                                                           Net investment loss                                  (51,077)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    305,308
                                                           Change in net unrealized depreciation on
                                                                investments                                    (378,472)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (124,241)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  11,007,716     $  12,048,320

Net (decrease) increase in net assets resulting from operations                              (124,241)        1,127,642

Capital shares transactions
   Net premiums                                                                               648,548           971,626
   Transfers of policy loans                                                                   (8,752)           (3,085)
   Transfers of surrenders                                                                   (861,059)         (871,793)
   Transfers of death benefits                                                               (207,949)         (186,613)
   Transfers of other terminations                                                           (360,114)         (355,925)
   Interfund and net transfers to general account                                          (1,244,052)       (1,722,456)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (2,033,378)       (2,168,246)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,157,619)       (1,040,604)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,850,097     $  11,007,716
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     34

Midland National Life Insurance Company
Separate Account C
Alger Fund Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     580,895 shares (cost $7,155,574)        $  6,773,234      Dividend income                              $    27,072
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 27,072
                                                                                                         ---------------
Net assets                                   $  6,773,234  Expenses:
                                          ----------------
                                                               Administrative expense                             5,987
                                                               Mortality and expense risk                       109,086
                                                               Contract maintenance charge                        1,214
                                                                                                         ---------------

                                                                                                                116,287
                                                                                                         ---------------

                                                           Net investment loss                                  (89,215)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    106,458
                                                           Change in net unrealized depreciation on
                                                                investments                                    (859,485)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (842,242)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,449,633      $  6,861,016

Net (decrease) increase in net assets resulting from operations                              (842,242)        1,018,618

Capital shares transactions
   Net premiums                                                                               658,160           570,039
   Transfers of policy loans                                                                   (5,799)           (2,901)
   Transfers of surrenders                                                                   (600,042)         (708,591)
   Transfers of death benefits                                                                (80,201)          (94,632)
   Transfers of other terminations                                                           (280,475)         (219,124)
   Interfund and net transfers from general account                                           474,200            25,208
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    165,843          (430,001)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (676,399)          588,617
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,773,234      $  7,449,633
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     35

Midland National Life Insurance Company
Separate Account C
Alger Fund Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     67,451 shares (cost $3,245,515)         $  3,504,103      Dividend income                              $     3,880
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,880
                                                                                                         ---------------
Net assets                                   $  3,504,103  Expenses:
                                          ----------------
                                                               Administrative expense                             3,891
                                                               Mortality and expense risk                        50,638
                                                               Contract maintenance charge                        1,795
                                                                                                         ---------------

                                                                                                                 56,324
                                                                                                         ---------------

                                                           Net investment loss                                  (52,444)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    120,618
                                                           Change in net unrealized depreciation on
                                                                investments                                    (134,947)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (66,773)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,841,059      $  4,441,117

Net (decrease) increase in net assets resulting from operations                               (66,773)          283,039

Capital shares transactions
   Net premiums                                                                               124,257           127,303
   Transfers of policy loans                                                                       94                89
   Transfers of surrenders                                                                   (333,576)         (362,286)
   Transfers of death benefits                                                                   (882)          (21,188)
   Transfers of other terminations                                                           (146,613)         (200,721)
   Interfund and net transfers from (to) general account                                       86,537          (426,294)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (270,183)         (883,097)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (336,956)         (600,058)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,504,103      $  3,841,059
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     36

Midland National Life Insurance Company
Separate Account C
Alger Fund Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     47,788 shares (cost $1,286,179)         $  1,482,858      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,482,858  Expenses:
                                          ----------------
                                                               Administrative expense                             1,981
                                                               Mortality and expense risk                        21,934
                                                               Contract maintenance charge                          704
                                                                                                         ---------------

                                                                                                                 24,619
                                                                                                         ---------------

                                                           Net investment loss                                  (24,619)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     66,982
                                                           Change in net unrealized depreciation on
                                                                investments                                    (112,353)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (69,990)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,815,718      $  1,868,807

Net (decrease) increase in net assets resulting from operations                               (69,990)          376,024

Capital shares transactions
   Net premiums                                                                                11,756            12,167
   Transfers of policy loans                                                                      361            (1,919)
   Transfers of surrenders                                                                   (124,225)         (229,887)
   Transfers of death benefits                                                                (14,945)             (629)
   Transfers of other terminations                                                            (77,408)          (63,199)
   Interfund and net transfers to general account                                             (58,409)         (145,646)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (262,870)         (429,113)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (332,860)          (53,089)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,482,858      $  1,815,718
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     37

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,868 shares (cost $792,531)           $    723,996      Dividend income                               $        -
                                                               Capital gains distributions                       44,890
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 44,890
                                                                                                         ---------------
Net assets                                   $    723,996  Expenses:
                                          ----------------
                                                               Administrative expense                               525
                                                               Mortality and expense risk                        21,085
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 21,610
                                                                                                         ---------------

                                                           Net investment income                                 23,280

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    332,287
                                                           Change in net unrealized depreciation on
                                                                investments                                    (359,434)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,867)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,463,160      $    509,286

Net (decrease) increase in net assets resulting from operations                                (3,867)          348,206

Capital shares transactions
   Net premiums                                                                               115,881            65,134
   Transfers of policy loans                                                                      200              (510)
   Transfers of surrenders                                                                   (155,220)         (142,786)
   Transfers of death benefits                                                                      -            (2,787)
   Transfers of other terminations                                                            (49,964)          (52,241)
   Interfund and net transfers (to) from general account                                   (2,646,194)        2,738,858
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,735,297)        2,605,668
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,739,164)        2,953,874
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    723,996      $  3,463,160
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     38

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     38,125 shares (cost $749,998)           $    727,798      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    727,798  Expenses:
                                          ----------------
                                                               Administrative expense                               140
                                                               Mortality and expense risk                        12,218
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,358
                                                                                                         ---------------

                                                           Net investment loss                                  (12,358)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (125,406)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (87,558)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (225,322)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    672,384      $    602,724

Net (decrease) increase in net assets resulting from operations                              (225,322)           86,954

Capital shares transactions
   Net premiums                                                                                 1,707            73,975
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (78,280)         (104,439)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,807)          (26,652)
   Interfund and net transfers from general account                                           376,116            39,822
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    280,736           (17,294)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   55,414            69,660
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    727,798      $    672,384
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     39

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Technology Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     59,955 shares (cost $990,979)           $    908,911      Dividend income                              $     2,104
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,104
                                                                                                         ---------------
Net assets                                   $    908,911  Expenses:
                                          ----------------
                                                               Administrative expense                               862
                                                               Mortality and expense risk                        16,772
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,634
                                                                                                         ---------------

                                                           Net investment loss                                  (15,530)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    140,164
                                                           Change in net unrealized depreciation on
                                                                investments                                    (244,083)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (119,449)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,013,253      $    882,841

Net (decrease) increase in net assets resulting from operations                              (119,449)          156,688

Capital shares transactions
   Net premiums                                                                                18,024            30,055
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (518,497)         (153,110)
   Transfers of death benefits                                                                (14,031)           (8,221)
   Transfers of other terminations                                                           (169,707)         (110,619)
   Interfund and net transfers from general account                                           699,318           215,619
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     15,107           (26,276)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (104,342)          130,412
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    908,911      $  1,013,253
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     40

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Utilities Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     86,183 shares (cost $1,270,807)         $  1,442,706      Dividend income                              $    45,006
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 45,006
                                                                                                         ---------------
Net assets                                   $  1,442,706  Expenses:
                                          ----------------
                                                               Administrative expense                               544
                                                               Mortality and expense risk                        18,737
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,281
                                                                                                         ---------------

                                                           Net investment income                                 25,725

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (98,878)
                                                           Change in net unrealized appreciation on
                                                                investments                                     257,544
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    184,391
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,267,500      $  1,224,229

Net increase in net assets resulting from operations                                          184,391            60,131

Capital shares transactions
   Net premiums                                                                               141,580           125,492
   Transfers of policy loans                                                                      192                 -
   Transfers of surrenders                                                                   (213,093)          (87,803)
   Transfers of death benefits                                                                (10,296)          (13,327)
   Transfers of other terminations                                                            (39,165)          (46,365)
   Interfund and net transfers from general account                                           111,597             5,143
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                (9,185)          (16,860)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  175,206            43,271
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,442,706      $  1,267,500
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     41

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Dividend Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     49,259 shares (cost $679,401)           $    691,602      Dividend income                              $     1,723
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,723
                                                                                                         ---------------
Net assets                                   $    691,602  Expenses:
                                          ----------------
                                                               Administrative expense                               717
                                                               Mortality and expense risk                        11,069
                                                               Contract maintenance charge                          135
                                                                                                         ---------------

                                                                                                                 11,921
                                                                                                         ---------------

                                                           Net investment loss                                  (10,198)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     61,540
                                                           Change in net unrealized depreciation on
                                                                investments                                     (80,550)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (29,208)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,180,439      $  1,374,884

Net (decrease) increase in net assets resulting from operations                               (29,208)          118,582

Capital shares transactions
   Net premiums                                                                                33,689            31,612
   Transfers of policy loans                                                                        -                (3)
   Transfers of surrenders                                                                   (160,722)         (211,187)
   Transfers of death benefits                                                                   (189)           (1,571)
   Transfers of other terminations                                                            (75,269)          (88,909)
   Interfund and net transfers to general account                                            (257,138)          (42,969)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (459,629)         (313,027)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (488,837)         (194,445)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    691,602      $  1,180,439
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     42

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Health Care Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     51,416 shares (cost $854,584)           $    893,103      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    893,103  Expenses:
                                          ----------------
                                                               Administrative expense                               792
                                                               Mortality and expense risk                        13,104
                                                               Contract maintenance charge                          118
                                                                                                         ---------------

                                                                                                                 14,014
                                                                                                         ---------------

                                                           Net investment loss                                  (14,014)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    114,106
                                                           Change in net unrealized depreciation on
                                                                investments                                     (43,751)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    56,341
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,354,409      $  1,581,165

Net increase in net assets resulting from operations                                           56,341            42,742

Capital shares transactions
   Net premiums                                                                                50,640            34,215
   Transfers of policy loans                                                                      725            (2,982)
   Transfers of surrenders                                                                   (175,945)         (365,342)
   Transfers of death benefits                                                                 (9,103)          (16,466)
   Transfers of other terminations                                                            (61,520)         (130,825)
   Interfund and net transfers (to) from general account                                     (322,444)          211,902
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (517,647)         (269,498)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (461,306)         (226,756)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    893,103      $  1,354,409
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     43

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Basic Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,441 shares (cost $74,918)             $    81,720      Dividend income                               $      552
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    552
                                                                                                         ---------------
Net assets                                    $    81,720  Expenses:
                                          ----------------
                                                               Administrative expense                                57
                                                               Mortality and expense risk                         2,605
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,662
                                                                                                         ---------------

                                                           Net investment loss                                   (2,110)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      4,823
                                                           Change in net unrealized depreciation on
                                                                investments                                      (6,207)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,494)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    143,020      $    169,843

Net (decrease) increase in net assets resulting from operations                                (3,494)            1,544

Capital shares transactions
   Net premiums                                                                                     -             6,200
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,356)           (3,750)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (1,948)           (4,489)
   Interfund and net transfers to general account                                             (53,502)          (26,328)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (57,806)          (28,367)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (61,300)          (26,823)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    81,720      $    143,020
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     44

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Real Estate Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,128 shares (cost $285,960)           $    262,657      Dividend income                              $    11,547
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 11,547
                                                                                                         ---------------
Net assets                                   $    262,657  Expenses:
                                          ----------------
                                                               Administrative expense                               205
                                                               Mortality and expense risk                        10,475
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 10,680
                                                                                                         ---------------

                                                           Net investment income                                    867

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     33,989
                                                           Change in net unrealized depreciation on
                                                                investments                                     (57,775)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (22,919)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    547,641      $    433,573

Net (decrease) increase in net assets resulting from operations                               (22,919)           55,220

Capital shares transactions
   Net premiums                                                                                14,602             6,825
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,262)           (1,190)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,704)           (4,105)
   Interfund and net transfers to (from) general account                                     (243,701)           57,318
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (262,065)           58,848
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (284,984)          114,068
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    262,657      $    547,641
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     45

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds International Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     9,279 shares (cost $255,545)            $    242,008      Dividend income                              $     4,269
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,269
                                                                                                         ---------------
Net assets                                   $    242,008  Expenses:
                                          ----------------
                                                               Administrative expense                                51
                                                               Mortality and expense risk                         8,092
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,143
                                                                                                         ---------------

                                                           Net investment loss                                   (3,874)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     10,399
                                                           Change in net unrealized depreciation on
                                                                investments                                     (37,338)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,813)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    328,439      $    460,795

Net (decrease) increase in net assets resulting from operations                               (30,813)           19,009

Capital shares transactions
   Net premiums                                                                                 2,028             5,979
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (3,014)          (35,270)
   Transfers of death benefits                                                                      -           (23,448)
   Transfers of other terminations                                                             (6,176)           (4,432)
   Interfund and net transfers to general account                                             (48,456)          (94,194)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (55,618)         (151,365)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (86,431)         (132,356)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    242,008      $    328,439
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     46

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     71,719 shares (cost $826,977)           $    822,620      Dividend income                               $      152
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    152
                                                                                                         ---------------
Net assets                                   $    822,620  Expenses:
                                          ----------------
                                                               Administrative expense                                70
                                                               Mortality and expense risk                         6,671
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  6,741
                                                                                                         ---------------

                                                           Net investment loss                                   (6,589)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     22,876
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,782)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (1,495)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    145,614      $    175,170

Net (decrease) increase in net assets resulting from operations                                (1,495)           21,340

Capital shares transactions
   Net premiums                                                                                   409               314
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (5)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,157)           (1,268)
   Interfund and net transfers from (to) general account                                      694,254           (49,942)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    678,501           (50,896)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       677,006           (29,556)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    822,620      $    145,614
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     47

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Core Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     595,591 shares (cost $6,882,374)        $  6,974,366      Dividend income                             $    288,466
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                288,466
                                                                                                         ---------------
Net assets                                   $  6,974,366  Expenses:
                                          ----------------
                                                               Administrative expense                             2,205
                                                               Mortality and expense risk                       104,829
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                107,034
                                                                                                         ---------------

                                                           Net investment income                                181,432

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    237,287
                                                           Change in net unrealized depreciation on
                                                                investments                                     (67,745)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    350,974
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,229,931      $  5,314,582

Net increase in net assets resulting from operations                                          350,974           399,147

Capital shares transactions
   Net premiums                                                                               680,433           566,079
   Transfers of policy loans                                                                      169            (2,921)
   Transfers of surrenders                                                                   (637,835)         (404,606)
   Transfers of death benefits                                                                (81,423)          (67,398)
   Transfers of other terminations                                                           (272,237)         (183,807)
   Interfund and net transfers from (to) general account                                    1,704,354          (391,145)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,393,461          (483,798)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,744,435           (84,651)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,974,366      $  5,229,931
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     48

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Cap Core Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     177,875 shares (cost $2,574,240)        $  2,529,380      Dividend income                              $     3,811
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,811
                                                                                                         ---------------
Net assets                                   $  2,529,380  Expenses:
                                          ----------------
                                                               Administrative expense                             1,163
                                                               Mortality and expense risk                        42,982
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 44,145
                                                                                                         ---------------

                                                           Net investment loss                                  (40,334)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    387,656
                                                           Change in net unrealized depreciation on
                                                                investments                                    (485,681)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (138,359)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,338,674      $    843,217

Net (decrease) increase in net assets resulting from operations                              (138,359)          480,992

Capital shares transactions
   Net premiums                                                                               419,288           347,292
   Transfers of policy loans                                                                   (4,732)             (521)
   Transfers of surrenders                                                                   (219,254)          (90,044)
   Transfers of death benefits                                                                (14,562)             (691)
   Transfers of other terminations                                                           (111,727)          (56,410)
   Interfund and net transfers (to) from general account                                   (1,739,948)        2,814,839
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,670,935)        3,014,465
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,809,294)        3,495,457
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,529,380      $  4,338,674
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     49

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     2,313 shares (cost $172,374)            $    167,330      Dividend income                               $      115
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    115
                                                                                                         ---------------
Net assets                                   $    167,330  Expenses:
                                          ----------------
                                                               Administrative expense                               166
                                                               Mortality and expense risk                         4,604
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,770
                                                                                                         ---------------

                                                           Net investment loss                                   (4,655)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     16,758
                                                           Change in net unrealized depreciation on
                                                                investments                                     (47,807)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (35,704)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    380,071      $    204,652

Net (decrease) increase in net assets resulting from operations                               (35,704)           66,121

Capital shares transactions
   Net premiums                                                                                 1,728               328
   Transfers of policy loans                                                                      291                 -
   Transfers of surrenders                                                                    (75,750)          (71,785)
   Transfers of death benefits                                                                      -           (20,621)
   Transfers of other terminations                                                             (1,792)          (14,633)
   Interfund and net transfers (to) from general account                                     (101,514)          216,009
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (177,037)          109,298
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (212,741)          175,419
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    167,330      $    380,071
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     50

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     19,643 shares (cost $380,309)           $    379,509      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    379,509  Expenses:
                                          ----------------
                                                               Administrative expense                               274
                                                               Mortality and expense risk                        10,903
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,177
                                                                                                         ---------------

                                                           Net investment loss                                  (11,177)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (303,081)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (16,856)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (331,114)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    352,827      $    262,149

Net (decrease) increase in net assets resulting from operations                              (331,114)           91,570

Capital shares transactions
   Net premiums                                                                                95,699            10,844
   Transfers of policy loans                                                                       49                 -
   Transfers of surrenders                                                                   (158,749)          (34,367)
   Transfers of death benefits                                                                      -           (24,305)
   Transfers of other terminations                                                            (26,753)          (14,523)
   Interfund and net transfers from general account                                           447,550            61,459
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    357,796              (892)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   26,682            90,678
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    379,509      $    352,827
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     51

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,072,590 shares (cost $1,072,590)      $  1,072,590      Dividend income                               $       34
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                     34
                                                                                                         ---------------
Net assets                                   $  1,072,590  Expenses:
                                          ----------------
                                                               Administrative expense                               184
                                                               Mortality and expense risk                        17,425
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,609
                                                                                                         ---------------

                                                           Net investment loss                                  (17,575)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,575)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,483,157      $    791,751

Net decrease in net assets resulting from operations                                          (17,575)          (22,335)

Capital shares transactions
   Net premiums                                                                             1,321,782         6,560,355
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (103,208)          (40,199)
   Transfers of death benefits                                                                   (694)          (55,725)
   Transfers of other terminations                                                            (22,982)          (64,136)
   Interfund and net transfers to general account                                          (1,587,890)       (5,686,554)
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (392,992)          713,741
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (410,567)          691,406
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,072,590      $  1,483,157
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     52

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,776 shares (cost $799,578)           $    728,375      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    728,375  Expenses:
                                          ----------------
                                                               Administrative expense                               605
                                                               Mortality and expense risk                        16,161
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 16,766
                                                                                                         ---------------

                                                           Net investment loss                                  (16,766)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (303,438)
                                                           Change in net unrealized appreciation on
                                                                investments                                     121,927
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (198,277)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,128,682      $    973,618

Net decrease in net assets resulting from operations                                         (198,277)         (287,494)

Capital shares transactions
   Net premiums                                                                                69,452           141,649
   Transfers of policy loans                                                                        -                (2)
   Transfers of surrenders                                                                   (255,549)         (142,441)
   Transfers of death benefits                                                                 (1,782)             (647)
   Transfers of other terminations                                                            (90,659)          (86,348)
   Interfund and net transfers from general account                                            76,508           530,347
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (202,030)          442,558
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (400,307)          155,064
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    728,375      $  1,128,682
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     53

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse NASDAQ-100 Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     131,752 shares (cost $1,593,896)        $  1,399,209      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,399,209  Expenses:
                                          ----------------
                                                               Administrative expense                               474
                                                               Mortality and expense risk                        12,374
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,848
                                                                                                         ---------------

                                                           Net investment loss                                  (12,848)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (217,731)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (137,860)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (368,439)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    256,003      $    350,956

Net decrease in net assets resulting from operations                                         (368,439)         (241,470)

Capital shares transactions
   Net premiums                                                                                 2,257            37,405
   Transfers of policy loans                                                                        -                (1)
   Transfers of surrenders                                                                    (53,844)          (62,291)
   Transfers of death benefits                                                                      -              (488)
   Transfers of other terminations                                                            (16,158)          (28,437)
   Interfund and net transfers from general account                                         1,579,390           200,329
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             1,511,645           146,517
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,143,206           (94,953)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,399,209      $    256,003
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     54

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     30,768 shares (cost $411,946)           $    303,067      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    303,067  Expenses:
                                          ----------------
                                                               Administrative expense                               404
                                                               Mortality and expense risk                         8,521
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,925
                                                                                                         ---------------

                                                           Net investment loss                                   (8,925)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (58,943)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (124,349)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (192,217)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,133,085      $    206,205

Net decrease in net assets resulting from operations                                         (192,217)           (8,716)

Capital shares transactions
   Net premiums                                                                                 8,890            10,957
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (249,263)          (62,857)
   Transfers of death benefits                                                                 (1,395)                -
   Transfers of other terminations                                                            (81,723)          (32,817)
   Interfund and net transfers (to) from general account                                     (314,310)        1,020,313
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (637,801)          935,596
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (830,018)          926,880
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    303,067      $  1,133,085
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     55

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Long Short Momentum Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     25,098 shares (cost $287,130)           $    300,170      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    300,170  Expenses:
                                          ----------------
                                                               Administrative expense                               178
                                                               Mortality and expense risk                         4,961
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,139
                                                                                                         ---------------

                                                           Net investment loss                                   (5,139)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     31,060
                                                           Change in net unrealized depreciation on
                                                                investments                                     (46,819)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,898)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    416,928      $    508,417

Net (decrease) increase in net assets resulting from operations                               (20,898)           48,911

Capital shares transactions
   Net premiums                                                                                 1,444             3,811
   Transfers of policy loans                                                                      188               132
   Transfers of surrenders                                                                    (57,795)          (78,045)
   Transfers of death benefits                                                                (16,384)             (725)
   Transfers of other terminations                                                            (16,322)          (76,985)
   Interfund and net transfers (to) from general account                                       (6,991)           11,412
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (95,860)         (140,400)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (116,758)          (91,489)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    300,170      $    416,928
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     56

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond 1.2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     51,402 shares (cost $900,571)           $  1,013,649      Dividend income                              $    49,111
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 49,111
                                                                                                         ---------------
Net assets                                   $  1,013,649  Expenses:
                                          ----------------
                                                               Administrative expense                               333
                                                               Mortality and expense risk                        38,580
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 38,913
                                                                                                         ---------------

                                                           Net investment income                                 10,198

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                  2,188,770
                                                           Change in net unrealized appreciation on
                                                                investments                                     144,491
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $  2,343,459
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    260,269       $    80,187

Net increase (decrease) in net assets resulting from operations                             2,343,459          (283,947)

Capital shares transactions
   Net premiums                                                                                90,443           282,597
   Transfers of policy loans                                                                       47                 -
   Transfers of surrenders                                                                    (52,700)          (78,171)
   Transfers of death benefits                                                                      -           (10,886)
   Transfers of other terminations                                                            (60,868)         (106,915)
   Interfund and net transfers (to) from general account                                   (1,567,001)          377,404
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,590,079)          464,029
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  753,380           180,082
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,013,649      $    260,269
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     57

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     93 shares (cost $1,759)                  $     1,918      Dividend income                               $        -
                                                               Capital gains distributions                          302
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    302
                                                                                                         ---------------
Net assets                                    $     1,918  Expenses:
                                          ----------------
                                                               Administrative expense                                 2
                                                               Mortality and expense risk                            44
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                     46
                                                                                                         ---------------

                                                           Net investment income                                    256

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         13
                                                           Change in net unrealized depreciation on
                                                                investments                                        (326)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                       $      (57)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     1,975       $     1,477

Net (decrease) increase in net assets resulting from operations                                   (57)              499

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -                (1)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -                (1)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                           (57)              498
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     1,918       $     1,975
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     58

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust S&P 500 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     63 shares (cost $3,882)                  $     6,783      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     6,783  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                           180
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                    180
                                                                                                         ---------------

                                                           Net investment loss                                     (180)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        308
                                                           Change in net unrealized depreciation on
                                                                investments                                        (545)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (417)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     7,651       $     6,580

Net (decrease) increase in net assets resulting from operations                                  (417)            1,439

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (451)             (368)
   Interfund and net transfers to general account                                                   -                 -
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                  (451)             (368)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                          (868)            1,071
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     6,783       $     7,651
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     59

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dow 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     139 shares (cost $2,358)                 $     1,398      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     1,398  Expenses:
                                          ----------------
                                                               Administrative expense                                 1
                                                               Mortality and expense risk                            36
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                     37
                                                                                                         ---------------

                                                           Net investment loss                                      (37)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                       (16)
                                                           Change in net unrealized depreciation on
                                                                investments                                        (508)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (561)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     1,959       $     2,877

Net decrease in net assets resulting from operations                                             (561)             (918)

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -                 -
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                     -                 -
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                     (561)             (918)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     1,398       $     1,959
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     60

Midland National Life Insurance Company
Separate Account C
ProFunds VP Access VP High Yield Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     62,890 shares (cost $1,647,959)         $  1,654,648      Dividend income                              $    17,539
                                                               Capital gains distributions                       52,346
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 69,885
                                                                                                         ---------------
Net assets                                   $  1,654,648  Expenses:
                                          ----------------
                                                               Administrative expense                               299
                                                               Mortality and expense risk                        35,456
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 35,755
                                                                                                         ---------------

                                                           Net investment income                                 34,130

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (84,026)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (35,112)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (85,008)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,797,968      $  2,338,651

Net (decrease) increase in net assets resulting from operations                               (85,008)          123,945

Capital shares transactions
   Net premiums                                                                                 1,060                 2
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (43,218)          (76,241)
   Transfers of death benefits                                                                      -            (9,758)
   Transfers of other terminations                                                            (54,572)          (35,808)
   Interfund and net transfers from (to) general account                                       38,418          (542,823)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (58,312)         (664,628)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (143,320)         (540,683)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,654,648      $  1,797,968
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     61

Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,425 shares (cost $582,996)           $    482,019      Dividend income                               $      218
                                                               Capital gains distributions                       36,711
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 36,929
                                                                                                         ---------------
Net assets                                   $    482,019  Expenses:
                                          ----------------
                                                               Administrative expense                               151
                                                               Mortality and expense risk                        20,541
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 20,692
                                                                                                         ---------------

                                                           Net investment income                                 16,237

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (125,177)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (131,079)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (240,019)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,755,102      $  3,857,475

Net decrease in net assets resulting from operations                                         (240,019)         (121,644)

Capital shares transactions
   Net premiums                                                                                 2,008            13,924
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,808)          (15,246)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (23,996)          (16,711)
   Interfund and net transfers to general account                                          (1,008,268)       (1,962,696)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,033,064)       (1,980,729)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,273,083)       (2,102,373)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    482,019      $  1,755,102
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     62

Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,773 shares (cost $22,678)              $    16,505      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    16,505  Expenses:
                                          ----------------
                                                               Administrative expense                               151
                                                               Mortality and expense risk                         4,997
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,148
                                                                                                         ---------------

                                                           Net investment loss                                   (5,148)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (14,211)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (26,788)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (46,147)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    340,287       $    56,946

Net (decrease) increase in net assets resulting from operations                               (46,147)          200,232

Capital shares transactions
   Net premiums                                                                                 3,268            15,512
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,915)           (8,128)
   Transfers of death benefits                                                                      -            (1,975)
   Transfers of other terminations                                                            (20,300)           (7,948)
   Interfund and net transfers (to) from general account                                     (253,688)           85,648
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (277,635)           83,109
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (323,782)          283,341
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    16,505      $    340,287
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     63

Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,737 shares (cost $187,351)            $    163,287      Dividend income                              $     1,444
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,444
                                                                                                         ---------------
Net assets                                   $    163,287  Expenses:
                                          ----------------
                                                               Administrative expense                               230
                                                               Mortality and expense risk                        13,828
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 14,058
                                                                                                         ---------------

                                                           Net investment loss                                  (12,614)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     99,924
                                                           Change in net unrealized depreciation on
                                                                investments                                    (191,626)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (104,316)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,404,831      $  1,992,679

Net (decrease) increase in net assets resulting from operations                              (104,316)          107,216

Capital shares transactions
   Net premiums                                                                                25,400            32,933
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (15,468)          (76,428)
   Transfers of death benefits                                                                      -            (1,854)
   Transfers of other terminations                                                            (20,486)          (22,498)
   Interfund and net transfers to general account                                          (1,126,674)         (627,217)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,137,228)         (695,064)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,241,544)         (587,848)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    163,287      $  1,404,831
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     64

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     42,440 shares (cost $865,040)           $    787,691      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    787,691  Expenses:
                                          ----------------
                                                               Administrative expense                               470
                                                               Mortality and expense risk                        18,361
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 18,831
                                                                                                         ---------------

                                                           Net investment loss                                  (18,831)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (239,770)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (73,586)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (332,187)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    395,869      $  1,124,150

Net decrease in net assets resulting from operations                                         (332,187)         (731,800)

Capital shares transactions
   Net premiums                                                                                   504             5,223
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (39,943)          (40,001)
   Transfers of death benefits                                                                 (1,903)                -
   Transfers of other terminations                                                            (24,511)          (54,172)
   Interfund and net transfers from general account                                           789,862            92,469
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               724,009             3,519
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       391,822          (728,281)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    787,691      $    395,869
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     65

Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,965 shares (cost $96,788)              $    96,619      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    96,619  Expenses:
                                          ----------------
                                                               Administrative expense                                50
                                                               Mortality and expense risk                         6,889
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  6,939
                                                                                                         ---------------

                                                           Net investment loss                                   (6,939)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (28,806)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,924)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (39,669)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    134,319      $    156,845

Net (decrease) increase in net assets resulting from operations                               (39,669)           29,185

Capital shares transactions
   Net premiums                                                                                   472            21,000
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (5,450)           (6,253)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (4,809)           (3,520)
   Interfund and net transfers from (to) general account                                       11,756           (62,938)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      1,969           (51,711)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (37,700)          (22,526)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    96,619      $    134,319
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     66

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     98,311 shares (cost $2,532,246)         $  2,548,212      Dividend income                               $        -
                                                               Capital gains distributions                        8,061
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,061
                                                                                                         ---------------
Net assets                                   $  2,548,212  Expenses:
                                          ----------------
                                                               Administrative expense                               420
                                                               Mortality and expense risk                        34,034
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 34,454
                                                                                                         ---------------

                                                           Net investment loss                                  (26,393)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (188,464)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,473)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (218,330)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,128,414      $  4,146,270

Net (decrease) increase in net assets resulting from operations                              (218,330)          454,390

Capital shares transactions
   Net premiums                                                                                 2,614               303
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (110,557)         (138,357)
   Transfers of death benefits                                                                (53,416)             (204)
   Transfers of other terminations                                                            (43,524)          (76,249)
   Interfund and net transfers from (to) general account                                      843,011        (2,257,739)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    638,128        (2,472,246)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       419,798        (2,017,856)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,548,212      $  2,128,414
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     67

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,631 shares (cost $778,503)           $    826,481      Dividend income                              $    15,239
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 15,239
                                                                                                         ---------------
Net assets                                   $    826,481  Expenses:
                                          ----------------
                                                               Administrative expense                               214
                                                               Mortality and expense risk                        30,742
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 30,956
                                                                                                         ---------------

                                                           Net investment loss                                  (15,717)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     65,298
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,120)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    19,461
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,982,574       $    65,359

Net increase in net assets resulting from operations                                           19,461           131,223

Capital shares transactions
   Net premiums                                                                                 1,557                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (23,404)          (13,188)
   Transfers of death benefits                                                                 (3,702)           (3,001)
   Transfers of other terminations                                                            (37,017)          (12,082)
   Interfund and net transfers (to) from general account                                   (1,112,988)        1,814,263
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,175,554)        1,785,992
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,156,093)        1,917,215
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    826,481      $  1,982,574
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     68

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,132 shares (cost $338,517)           $    342,150      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    342,150  Expenses:
                                          ----------------
                                                               Administrative expense                               177
                                                               Mortality and expense risk                         9,149
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,326
                                                                                                         ---------------

                                                           Net investment loss                                   (9,326)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     55,075
                                                           Change in net unrealized depreciation on
                                                                investments                                     (81,428)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (35,679)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,091,045      $    145,921

Net (decrease) increase in net assets resulting from operations                               (35,679)          121,300

Capital shares transactions
   Net premiums                                                                                   919               349
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (8,253)          (15,305)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (10,214)          (11,617)
   Interfund and net transfers (to) from general account                                     (695,668)          850,397
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (713,216)          823,824
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (748,895)          945,124
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    342,150      $  1,091,045
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     69

Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     26,985 shares (cost $732,503)           $    750,451      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    750,451  Expenses:
                                          ----------------
                                                               Administrative expense                                72
                                                               Mortality and expense risk                         9,467
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,539
                                                                                                         ---------------

                                                           Net investment loss                                   (9,539)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (37,367)
                                                           Change in net unrealized appreciation on
                                                                investments                                      12,911
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,995)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    155,833      $    101,032

Net (decrease) increase in net assets resulting from operations                               (33,995)            1,573

Capital shares transactions
   Net premiums                                                                                 4,893                (5)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,757)           (3,649)
   Transfers of death benefits                                                                (53,886)                -
   Transfers of other terminations                                                            (17,926)           (1,689)
   Interfund and net transfers from general account                                           707,289            58,571
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               628,613            53,228
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  594,618            54,801
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    750,451      $    155,833
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     70

Midland National Life Insurance Company
Separate Account C
ProFunds VP Emerging Markets
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,791 shares (cost $359,060)           $    336,086      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    336,086  Expenses:
                                          ----------------
                                                               Administrative expense                               250
                                                               Mortality and expense risk                        16,081
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 16,331
                                                                                                         ---------------

                                                           Net investment loss                                  (16,331)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (113,065)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (60,292)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (189,688)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    916,817      $  3,280,242

Net (decrease) increase in net assets resulting from operations                              (189,688)           81,741

Capital shares transactions
   Net premiums                                                                                12,204               130
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (17,934)          (32,877)
   Transfers of death benefits                                                                 (1,802)           (1,429)
   Transfers of other terminations                                                            (24,791)          (39,004)
   Interfund and net transfers to general account                                            (358,720)       (2,371,986)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (391,043)       (2,445,166)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (580,731)       (2,363,425)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    336,086      $    916,817
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     71

Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,670 shares (cost $37,839)              $    32,074      Dividend income                              $     1,569
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,569
                                                                                                         ---------------
Net assets                                    $    32,074  Expenses:
                                          ----------------
                                                               Administrative expense                               173
                                                               Mortality and expense risk                         8,861
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,034
                                                                                                         ---------------

                                                           Net investment loss                                   (7,465)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (22,601)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (15,387)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (45,453)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    180,568      $    449,017

Net decrease in net assets resulting from operations                                          (45,453)          (23,774)

Capital shares transactions
   Net premiums                                                                                 2,071             3,027
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (27,207)          (85,465)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (31,574)           (5,833)
   Interfund and net transfers to general account                                             (46,331)         (156,404)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (103,041)         (244,675)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (148,494)         (268,449)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    32,074      $    180,568
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     72

Midland National Life Insurance Company
Separate Account C
ProFunds VP Falling U.S. Dollar
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,436 shares (cost $133,365)            $    126,724      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    126,724  Expenses:
                                          ----------------
                                                               Administrative expense                                24
                                                               Mortality and expense risk                         3,878
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,902
                                                                                                         ---------------

                                                           Net investment loss                                   (3,902)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (11,390)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (6,011)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (21,303)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    117,509      $    103,909

Net decrease in net assets resulting from operations                                          (21,303)             (676)

Capital shares transactions
   Net premiums                                                                                19,316               755
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (846)                -
   Interfund and net transfers from general account                                            12,048            13,521
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                30,518            14,276
                                                                                       ---------------   ---------------

Total increase in net assets                                                                    9,215            13,600
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    126,724      $    117,509
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     73

Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,935 shares (cost $73,243)              $    67,173      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    67,173  Expenses:
                                          ----------------
                                                               Administrative expense                                26
                                                               Mortality and expense risk                         3,246
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,272
                                                                                                         ---------------

                                                           Net investment loss                                   (3,272)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (12,712)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (4,840)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,824)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    95,946      $    346,750

Net decrease in net assets resulting from operations                                          (20,824)           (4,434)

Capital shares transactions
   Net premiums                                                                                    77                 3
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -           (15,820)
   Transfers of death benefits                                                                      -            (4,314)
   Transfers of other terminations                                                             (2,547)           (5,545)
   Interfund and net transfers to general account                                              (5,479)         (220,694)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                (7,949)         (246,370)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (28,773)         (250,804)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    67,173       $    95,946
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     74

Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     32,245 shares (cost $882,513)           $  1,023,468      Dividend income                              $     4,193
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,193
                                                                                                         ---------------
Net assets                                   $  1,023,468  Expenses:
                                          ----------------
                                                               Administrative expense                               252
                                                               Mortality and expense risk                        36,625
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 36,877
                                                                                                         ---------------

                                                           Net investment loss                                  (32,684)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     51,717
                                                           Change in net unrealized appreciation on
                                                                investments                                      10,289
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    29,322
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,758,594      $  1,255,925

Net increase in net assets resulting from operations                                           29,322             7,482

Capital shares transactions
   Net premiums                                                                                 2,421            22,966
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (39,277)          (23,903)
   Transfers of death benefits                                                                 (3,717)           (2,880)
   Transfers of other terminations                                                            (49,677)          (42,338)
   Interfund and net transfers (to) from general account                                     (674,198)          541,342
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (764,448)          495,187
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (735,126)          502,669
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,023,468      $  1,758,594
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     75

Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,503 shares (cost $55,283)              $    54,209      Dividend income                              $     3,083
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,083
                                                                                                         ---------------
Net assets                                    $    54,209  Expenses:
                                          ----------------
                                                               Administrative expense                                28
                                                               Mortality and expense risk                         9,843
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,871
                                                                                                         ---------------

                                                           Net investment loss                                   (6,788)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        476
                                                           Change in net unrealized depreciation on
                                                                investments                                     (14,089)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,401)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    619,538      $    144,527

Net (decrease) increase in net assets resulting from operations                               (20,401)           46,552

Capital shares transactions
   Net premiums                                                                                 1,931            31,108
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (8,085)          (13,690)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,511)          (19,231)
   Interfund and net transfers to (from) general account                                     (522,263)          430,272
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (544,928)          428,459
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (565,329)          475,011
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    54,209      $    619,538
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     76

Midland National Life Insurance Company
Separate Account C
ProFunds VP International
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,572 shares (cost $93,489)              $    85,216      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    85,216  Expenses:
                                          ----------------
                                                               Administrative expense                                54
                                                               Mortality and expense risk                         5,474
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,528
                                                                                                         ---------------

                                                           Net investment loss                                   (5,528)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (5,583)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,424)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,535)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    198,707       $    16,690

Net (decrease) increase in net assets resulting from operations                               (28,535)           10,205

Capital shares transactions
   Net premiums                                                                                   218                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (5,295)             (183)
   Interfund and net transfers (to) from general account                                      (79,879)          171,995
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (84,956)          171,812
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (113,491)          182,017
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    85,216      $    198,707
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     77

Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,245 shares (cost $190,924)            $    178,195      Dividend income                               $        -
                                                               Capital gains distributions                       10,202
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,202
                                                                                                         ---------------
Net assets                                   $    178,195  Expenses:
                                          ----------------
                                                               Administrative expense                                96
                                                               Mortality and expense risk                         7,641
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,737
                                                                                                         ---------------

                                                           Net investment income                                  2,465

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     71,317
                                                           Change in net unrealized depreciation on
                                                                investments                                    (100,189)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (26,407)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    727,375      $    355,848

Net (decrease) increase in net assets resulting from operations                               (26,407)           85,617

Capital shares transactions
   Net premiums                                                                                   612               226
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (5,200)           (1,100)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (23,777)           (5,510)
   Interfund and net transfers (to) from general account                                     (494,408)          292,294
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (522,773)          285,910
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (549,180)          371,527
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    178,195      $    727,375
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     78

Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     21,730 shares (cost $234,772)           $    225,339      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    225,339  Expenses:
                                          ----------------
                                                               Administrative expense                                12
                                                               Mortality and expense risk                         4,705
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,717
                                                                                                         ---------------

                                                           Net investment loss                                   (4,717)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (37,144)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (22,198)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (64,059)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    421,503      $    202,206

Net decrease in net assets resulting from operations                                          (64,059)         (151,078)

Capital shares transactions
   Net premiums                                                                                     -            27,339
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (6,832)
   Transfers of death benefits                                                                      -              (562)
   Transfers of other terminations                                                             (1,168)           (1,251)
   Interfund and net transfers (to) from general account                                     (130,937)          351,681
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (132,105)          370,375
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (196,164)          219,297
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    225,339      $    421,503
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     79

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,821 shares (cost $478,531)           $    478,329      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    478,329  Expenses:
                                          ----------------
                                                               Administrative expense                               280
                                                               Mortality and expense risk                        19,217
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,497
                                                                                                         ---------------

                                                           Net investment loss                                  (19,497)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     67,875
                                                           Change in net unrealized depreciation on
                                                                investments                                     (61,065)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (12,687)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,037,910      $    242,991

Net (decrease) increase in net assets resulting from operations                               (12,687)           61,259

Capital shares transactions
   Net premiums                                                                                   458             4,664
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (54,135)             (518)
   Transfers of death benefits                                                                (53,723)                -
   Transfers of other terminations                                                            (20,385)           (8,773)
   Interfund and net transfers (to) from general account                                     (419,109)          738,287
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (546,894)          733,660
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (559,581)          794,919
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    478,329      $  1,037,910
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     80

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     41,000 shares (cost $960,951)           $    976,623      Dividend income                              $     3,363
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,363
                                                                                                         ---------------
Net assets                                   $    976,623  Expenses:
                                          ----------------
                                                               Administrative expense                               117
                                                               Mortality and expense risk                        16,978
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,095
                                                                                                         ---------------

                                                           Net investment loss                                  (13,732)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     26,530
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,147)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    11,651
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,499,058       $    68,585

Net increase in net assets resulting from operations                                           11,651            32,756

Capital shares transactions
   Net premiums                                                                                 3,611             9,601
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,649)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (17,184)           (8,276)
   Interfund and net transfers (to) from general account                                     (512,864)        1,396,392
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (534,086)        1,397,717
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (522,435)        1,430,473
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    976,623      $  1,499,058
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     81

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,623 shares (cost $294,820)           $    275,239      Dividend income                               $        -
                                                               Capital gains distributions                       64,740
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 64,740
                                                                                                         ---------------
Net assets                                   $    275,239  Expenses:
                                          ----------------
                                                               Administrative expense                               182
                                                               Mortality and expense risk                        11,253
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,435
                                                                                                         ---------------

                                                           Net investment income                                 53,305

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (116,657)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (35,352)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (98,704)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    326,597      $    868,706

Net decrease in net assets resulting from operations                                          (98,704)          (14,459)

Capital shares transactions
   Net premiums                                                                                72,260                32
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (3,372)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (15,233)          (19,768)
   Interfund and net transfers to general account                                              (6,309)         (507,914)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     47,346          (527,650)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (51,358)         (542,109)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    275,239      $    326,597
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     82

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     9,396 shares (cost $312,971)            $    312,125      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    312,125  Expenses:
                                          ----------------
                                                               Administrative expense                               385
                                                               Mortality and expense risk                        24,459
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 24,844
                                                                                                         ---------------

                                                           Net investment loss                                  (24,844)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (147,664)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (118,184)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (290,692)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,548,426      $    649,763

Net (decrease) increase in net assets resulting from operations                              (290,692)          112,021

Capital shares transactions
   Net premiums                                                                                59,186             1,175
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (23,485)                -
   Transfers of death benefits                                                                      -           (11,724)
   Transfers of other terminations                                                            (32,375)          (13,680)
   Interfund and net transfers (to) from general account                                     (948,935)          810,871
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (945,609)          786,642
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,236,301)          898,663
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    312,125      $  1,548,426
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     83

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,970 shares (cost $185,592)            $    173,898      Dividend income                              $     1,109
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,109
                                                                                                         ---------------
Net assets                                   $    173,898  Expenses:
                                          ----------------
                                                               Administrative expense                                50
                                                               Mortality and expense risk                         8,822
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,872
                                                                                                         ---------------

                                                           Net investment loss                                   (7,763)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     27,138
                                                           Change in net unrealized depreciation on
                                                                investments                                     (53,002)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,627)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    430,499      $    173,569

Net (decrease) increase in net assets resulting from operations                               (33,627)          156,450

Capital shares transactions
   Net premiums                                                                                 2,880               802
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,403)           (1,499)
   Transfers of death benefits                                                                      -           (23,823)
   Transfers of other terminations                                                            (21,217)          (13,480)
   Interfund and net transfers (to) from general account                                     (197,234)          138,480
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (222,974)          100,480
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (256,601)          256,930
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    173,898      $    430,499
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     84

Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     21,228,020 shares (cost $21,228,020)   $  21,228,020      Dividend income                              $     4,794
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,794
                                                                                                         ---------------
Net assets                                  $  21,228,020  Expenses:
                                          ----------------
                                                               Administrative expense                             7,197
                                                               Mortality and expense risk                       567,765
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                574,962
                                                                                                         ---------------

                                                           Net investment loss                                 (570,168)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (570,168)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  26,097,031     $  30,776,897

Net decrease in net assets resulting from operations                                         (570,168)         (840,515)

Capital shares transactions
   Net premiums                                                                               862,952         2,502,400
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                 (4,510,958)       (2,723,436)
   Transfers of death benefits                                                               (387,412)         (157,075)
   Transfers of other terminations                                                         (1,064,775)       (1,443,551)
   Interfund and net transfers from (to) general account                                      801,350        (2,017,689)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (4,298,843)       (3,839,351)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (4,869,011)       (4,679,866)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  21,228,020     $  26,097,031
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     85

Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     43,529 shares (cost $1,972,288)         $  2,066,750      Dividend income                              $     4,750
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,750
                                                                                                         ---------------
Net assets                                   $  2,066,750  Expenses:
                                          ----------------
                                                               Administrative expense                               764
                                                               Mortality and expense risk                        77,423
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 78,187
                                                                                                         ---------------

                                                           Net investment loss                                  (73,437)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    187,220
                                                           Change in net unrealized depreciation on
                                                                investments                                    (222,276)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (108,493)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,337,725      $  2,486,236

Net (decrease) increase in net assets resulting from operations                              (108,493)          108,590

Capital shares transactions
   Net premiums                                                                                34,521            12,718
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (30,907)          (76,197)
   Transfers of death benefits                                                                (13,260)          (77,197)
   Transfers of other terminations                                                            (46,563)          (40,805)
   Interfund and net transfers (to) from general account                                   (1,106,273)          924,380
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,162,482)          742,899
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,270,975)          851,489
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,066,750      $  3,337,725
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     86

Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     23,487 shares (cost $462,823)           $    458,707      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    458,707  Expenses:
                                          ----------------
                                                               Administrative expense                               892
                                                               Mortality and expense risk                        64,105
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 64,997
                                                                                                         ---------------

                                                           Net investment loss                                  (64,997)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (190,073)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (12,518)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (267,588)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,225,843      $  3,472,874

Net (decrease) increase in net assets resulting from operations                              (267,588)           64,294

Capital shares transactions
   Net premiums                                                                               376,583             4,635
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (196,095)          (67,882)
   Transfers of death benefits                                                                (73,603)           (1,716)
   Transfers of other terminations                                                            (56,289)          (56,186)
   Interfund and net transfers (to) from general account                                   (3,550,144)          809,824
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (3,499,548)          688,675
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,767,136)          752,969
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    458,707      $  4,225,843
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     87

Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,606 shares (cost 267,717)            $    290,719      Dividend income                               $      356
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    356
                                                                                                         ---------------
Net assets                                   $    290,719  Expenses:
                                          ----------------
                                                               Administrative expense                                51
                                                               Mortality and expense risk                         4,395
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,446
                                                                                                         ---------------

                                                           Net investment loss                                   (4,090)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (25,778)
                                                           Change in net unrealized appreciation on
                                                                investments                                      25,223
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (4,645)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    163,160       $    73,029

Net decrease in net assets resulting from operations                                           (4,645)          (10,053)

Capital shares transactions
   Net premiums                                                                                 1,456             1,450
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,937)           13,427
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,310)          (14,134)
   Interfund and net transfers from general account                                           140,995            99,441
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               132,204           100,184
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  127,559            90,131
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    290,719      $    163,160
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     88

Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     60,141 shares (cost $2,967,198)         $  2,670,882      Dividend income                               $        -
                                                               Capital gains distributions                       79,693
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 79,693
                                                                                                         ---------------
Net assets                                   $  2,670,882  Expenses:
                                          ----------------
                                                               Administrative expense                             1,613
                                                               Mortality and expense risk                       114,898
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                116,511
                                                                                                         ---------------

                                                           Net investment loss                                  (36,818)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (40,557)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,038,281)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,115,656)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,898,793      $  2,934,499

Net (decrease) increase in net assets resulting from operations                            (1,115,656)          915,435

Capital shares transactions
   Net premiums                                                                                36,696            95,734
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (112,561)          (16,882)
   Transfers of death benefits                                                                (24,437)          (51,790)
   Transfers of other terminations                                                           (240,210)         (260,306)
   Interfund and net transfers (to) from general account                                     (771,743)        1,282,103
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,112,255)        1,048,859
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,227,911)        1,964,294
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,670,882      $  4,898,793
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     89

Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     2,771 shares (cost $125,934)            $    125,302      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    125,302  Expenses:
                                          ----------------
                                                               Administrative expense                               443
                                                               Mortality and expense risk                        18,037
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 18,480
                                                                                                         ---------------

                                                           Net investment loss                                  (18,480)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     23,834
                                                           Change in net unrealized depreciation on
                                                                investments                                     (33,958)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,604)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    806,391      $    646,329

Net decrease in net assets resulting from operations                                          (28,604)          (96,002)

Capital shares transactions
   Net premiums                                                                                19,990            67,039
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (13,600)          (56,960)
   Transfers of death benefits                                                                (51,759)                -
   Transfers of other terminations                                                            (15,910)          (25,203)
   Interfund and net transfers (to) from general account                                     (591,206)          271,188
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (652,485)          256,064
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (681,089)          160,062
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    125,302      $    806,391
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     90

Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     132,694 shares (cost $1,379,293)        $    995,205      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    995,205  Expenses:
                                          ----------------
                                                               Administrative expense                               223
                                                               Mortality and expense risk                        45,630
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 45,853
                                                                                                         ---------------

                                                           Net investment loss                                  (45,853)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (41,371)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (408,768)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (495,992)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,279,873      $  1,487,884

Net decrease in net assets resulting from operations                                         (495,992)         (424,712)

Capital shares transactions
   Net premiums                                                                                 2,630             4,593
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (55,651)          (38,079)
   Transfers of death benefits                                                                 (1,859)          (11,589)
   Transfers of other terminations                                                            (38,812)          (48,136)
   Interfund and net transfers (to) from general account                                   (2,694,984)        3,309,912
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,788,676)        3,216,701
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,284,668)        2,791,989
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    995,205      $  4,279,873
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     91

Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,245 shares (cost $24,183)              $    23,887      Dividend income                               $       33
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                     33
                                                                                                         ---------------
Net assets                                    $    23,887  Expenses:
                                          ----------------
                                                               Administrative expense                                14
                                                               Mortality and expense risk                         1,084
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,098
                                                                                                         ---------------

                                                           Net investment loss                                   (1,065)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (21,811)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (4,692)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (27,568)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    44,313      $  1,785,948

Net decrease in net assets resulting from operations                                          (27,568)           (7,319)

Capital shares transactions
   Net premiums                                                                                   140            19,827
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (5,755)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,638)           (3,556)
   Interfund and net transfers from (to) general account                                       10,640        (1,744,832)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      7,142        (1,734,316)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (20,426)       (1,741,635)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    23,887       $    44,313
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     92

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     7,935 shares (cost $46,067)              $    42,372      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    42,372  Expenses:
                                          ----------------
                                                               Administrative expense                                30
                                                               Mortality and expense risk                         1,362
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,392
                                                                                                         ---------------

                                                           Net investment loss                                   (1,392)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (21,985)
                                                           Change in net unrealized appreciation on
                                                                investments                                       5,615
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,762)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    31,215       $    22,342

Net decrease in net assets resulting from operations                                          (17,762)           (8,788)

Capital shares transactions
   Net premiums                                                                                19,943                (1)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,577)                -
   Transfers of death benefits                                                                      -           (11,728)
   Transfers of other terminations                                                             (4,709)             (141)
   Interfund and net transfers from general account                                            20,262            29,531
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                28,919            17,661
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   11,157             8,873
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    42,372       $    31,215
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     93

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Emerging Markets
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,312 shares (cost $20,578)              $    19,621      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    19,621  Expenses:
                                          ----------------
                                                               Administrative expense                                59
                                                               Mortality and expense risk                         4,178
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,237
                                                                                                         ---------------

                                                           Net investment loss                                   (4,237)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (29,341)
                                                           Change in net unrealized appreciation on
                                                                investments                                      26,124
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (7,454)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    723,077       $    28,600

Net decrease in net assets resulting from operations                                           (7,454)         (106,948)

Capital shares transactions
   Net premiums                                                                                     -            49,734
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,988)           (9,460)
   Transfers of death benefits                                                                      -            (3,473)
   Transfers of other terminations                                                             (5,851)          (11,255)
   Interfund and net transfers (to) from general account                                     (675,163)          775,879
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (696,002)          801,425
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (703,456)          694,477
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    19,621      $    723,077
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     94

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short International
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,337 shares (cost $119,980)            $    111,648      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    111,648  Expenses:
                                          ----------------
                                                               Administrative expense                                11
                                                               Mortality and expense risk                         3,056
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,067
                                                                                                         ---------------

                                                           Net investment loss                                   (3,067)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (35,939)
                                                           Change in net unrealized appreciation on
                                                                investments                                      12,375
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (26,631)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    98,759      $    191,873

Net decrease in net assets resulting from operations                                          (26,631)          (43,304)

Capital shares transactions
   Net premiums                                                                                 7,566             9,813
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,126)                -
   Transfers of death benefits                                                                      -           (11,899)
   Transfers of other terminations                                                               (369)           (2,036)
   Interfund and net transfers from (to) general account                                       38,449           (45,688)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     39,520           (49,810)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                        12,889           (93,114)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    111,648       $    98,759
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     95

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     402 shares (cost $6,017)                 $     5,516      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     5,516  Expenses:
                                          ----------------
                                                               Administrative expense                                44
                                                               Mortality and expense risk                         1,115
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,159
                                                                                                         ---------------

                                                           Net investment loss                                   (1,159)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (19,965)
                                                           Change in net unrealized appreciation on
                                                                investments                                         933
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,191)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     5,840      $    542,722

Net decrease in net assets resulting from operations                                          (20,191)         (369,799)

Capital shares transactions
   Net premiums                                                                                     -               427
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,482)             (560)
   Transfers of death benefits                                                                      -           (11,436)
   Transfers of other terminations                                                             (3,303)           (9,440)
   Interfund and net transfers from (to) general account                                       30,652          (146,074)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     19,867          (167,083)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                     (324)         (536,882)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     5,516       $     5,840
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     96

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     76,034 shares (cost $645,560)           $    643,248      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    643,248  Expenses:
                                          ----------------
                                                               Administrative expense                               264
                                                               Mortality and expense risk                        17,135
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,399
                                                                                                         ---------------

                                                           Net investment loss                                  (17,399)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (107,308)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,481)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (126,188)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    36,308      $    653,427

Net decrease in net assets resulting from operations                                         (126,188)         (249,333)

Capital shares transactions
   Net premiums                                                                                     -            14,414
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,403)          (23,145)
   Transfers of death benefits                                                                 (7,365)          (17,376)
   Transfers of other terminations                                                            (43,426)          (22,167)
   Interfund and net transfers from (to) general account                                      795,322          (319,512)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    733,128          (367,786)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       606,940          (617,119)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    643,248       $    36,308
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     97

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     24,301 shares (cost $204,588)           $    187,119      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    187,119  Expenses:
                                          ----------------
                                                               Administrative expense                               480
                                                               Mortality and expense risk                        12,580
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 13,060
                                                                                                         ---------------

                                                           Net investment loss                                  (13,060)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     54,722
                                                           Change in net unrealized appreciation on
                                                                investments                                      10,133
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    51,795
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    160,529      $  1,622,914

Net increase (decrease) in net assets resulting from operations                                51,795          (502,088)

Capital shares transactions
   Net premiums                                                                                 2,031            17,577
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,516)          (22,183)
   Transfers of death benefits                                                                      -           (11,615)
   Transfers of other terminations                                                            (14,997)          (16,275)
   Interfund and net transfers to general account                                              (5,723)         (927,801)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (25,205)         (960,297)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                        26,590        (1,462,385)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    187,119      $    160,529
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     98

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     58,145 shares (cost $1,543,543)         $  1,532,704      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,532,704  Expenses:
                                          ----------------
                                                               Administrative expense                               181
                                                               Mortality and expense risk                        11,638
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,819
                                                                                                         ---------------

                                                           Net investment loss                                  (11,819)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (102,190)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,086)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (144,095)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    631,227      $  1,281,454

Net decrease in net assets resulting from operations                                         (144,095)          (80,597)

Capital shares transactions
   Net premiums                                                                                64,639               817
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                       (713)           (2,888)
   Transfers of death benefits                                                                      -            (9,911)
   Transfers of other terminations                                                            (10,308)          (15,073)
   Interfund and net transfers from (to) general account                                      991,954          (542,575)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,045,572          (569,630)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       901,477          (650,227)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,532,704      $    631,227
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     99

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,610 shares (cost $138,615)            $    133,683      Dividend income                               $        -
                                                               Capital gains distributions                        1,912
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,912
                                                                                                         ---------------
Net assets                                   $    133,683  Expenses:
                                          ----------------
                                                               Administrative expense                               108
                                                               Mortality and expense risk                        10,607
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 10,715
                                                                                                         ---------------

                                                           Net investment loss                                   (8,803)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     30,941
                                                           Change in net unrealized depreciation on
                                                                investments                                     (49,946)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (27,808)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    996,080      $    553,261

Net decrease in net assets resulting from operations                                          (27,808)          (54,162)

Capital shares transactions
   Net premiums                                                                                64,733             1,244
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                        (75)          (78,382)
   Transfers of death benefits                                                                 (9,957)                -
   Transfers of other terminations                                                            (63,293)          (17,124)
   Interfund and net transfers (to) from general account                                     (825,997)          591,243
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (834,589)          496,981
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (862,397)          442,819
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    133,683      $    996,080
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     100

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,776 shares (cost $104,902)             $    98,851      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    98,851  Expenses:
                                          ----------------
                                                               Administrative expense                               134
                                                               Mortality and expense risk                         6,935
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,069
                                                                                                         ---------------

                                                           Net investment loss                                   (7,069)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        569
                                                           Change in net unrealized depreciation on
                                                                investments                                     (23,528)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,028)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    284,341       $    46,931

Net decrease in net assets resulting from operations                                          (30,028)          (12,544)

Capital shares transactions
   Net premiums                                                                                57,445             5,206
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (25,495)                -
   Transfers of death benefits                                                                      -            (9,830)
   Transfers of other terminations                                                            (10,221)           (7,612)
   Interfund and net transfers (to) from general account                                     (177,191)          262,190
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (155,462)          249,954
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (185,490)          237,410
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    98,851      $    284,341
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     101

Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     12,553 shares (cost $183,635)           $    208,258      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    208,258  Expenses:
                                          ----------------
                                                               Administrative expense                                25
                                                               Mortality and expense risk                         7,293
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,318
                                                                                                         ---------------

                                                           Net investment loss                                   (7,318)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      2,823
                                                           Change in net unrealized depreciation on
                                                                investments                                     (13,396)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,891)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    286,738      $  1,673,080

Net decrease in net assets resulting from operations                                          (17,891)         (114,651)

Capital shares transactions
   Net premiums                                                                                 1,182             3,187
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (1)             (978)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,378)          (26,669)
   Interfund and net transfers to general account                                             (54,392)       (1,247,231)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (60,589)       (1,271,691)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (78,480)       (1,386,342)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    208,258      $    286,738
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     102

Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,832 shares (cost $29,955)              $    28,624      Dividend income                              $     2,200
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,200
                                                                                                         ---------------
Net assets                                    $    28,624  Expenses:
                                          ----------------
                                                               Administrative expense                                40
                                                               Mortality and expense risk                         2,250
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,290
                                                                                                         ---------------

                                                           Net investment loss                                      (90)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (11,204)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,897)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (15,191)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    40,645      $  1,658,628

Net decrease in net assets resulting from operations                                          (15,191)         (108,923)

Capital shares transactions
   Net premiums                                                                                   623                45
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -           (22,495)
   Transfers of death benefits                                                                      -            (4,542)
   Transfers of other terminations                                                               (793)          (12,775)
   Interfund and net transfers from (to) general account                                        3,340        (1,469,293)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      3,170        (1,509,060)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (12,021)       (1,617,983)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    28,624       $    40,645
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     103

Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     47,390 shares (cost $1,294,978)         $  1,331,177      Dividend income                              $     3,472
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,472
                                                                                                         ---------------
Net assets                                   $  1,331,177  Expenses:
                                          ----------------
                                                               Administrative expense                               708
                                                               Mortality and expense risk                        32,908
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 33,616
                                                                                                         ---------------

                                                           Net investment loss                                  (30,144)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                    445,952
                                                           Change in net unrealized appreciation on
                                                                investments                                      73,071
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    488,879
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    561,226      $    214,117

Net increase (decrease) in net assets resulting from operations                               488,879           (37,141)

Capital shares transactions
   Net premiums                                                                                 8,173            26,263
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (41,018)          (70,074)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (26,399)          (28,208)
   Interfund and net transfers from general account                                           340,316           456,269
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               281,072           384,250
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  769,951           347,109
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,331,177      $    561,226
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     104

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Bull
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     70,220 shares (cost $612,331)           $    730,987      Dividend income                               $        -
                                                               Capital gains distributions                      396,298
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                396,298
                                                                                                         ---------------
Net assets                                   $    730,987  Expenses:
                                          ----------------
                                                               Administrative expense                               414
                                                               Mortality and expense risk                        57,105
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 57,519
                                                                                                         ---------------

                                                           Net investment income                                338,779

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                (1,157,280)
                                                           Change in net unrealized appreciation on
                                                                investments                                     111,974
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (706,527)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,996,271      $  5,360,014

Net (decrease) increase in net assets resulting from operations                              (706,527)        1,063,986

Capital shares transactions
   Net premiums                                                                                23,720               458
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (42,075)          (37,069)
   Transfers of death benefits                                                                      -            (1,671)
   Transfers of other terminations                                                            (94,731)          (93,176)
   Interfund and net transfers to general account                                          (1,445,671)       (3,296,271)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,558,757)       (3,427,729)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,265,284)       (2,363,743)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    730,987      $  2,996,271
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     105

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,248 shares (cost $330,527)           $    338,096      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    338,096  Expenses:
                                          ----------------
                                                               Administrative expense                               194
                                                               Mortality and expense risk                        20,345
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 20,539
                                                                                                         ---------------

                                                           Net investment loss                                  (20,539)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    184,478
                                                           Change in net unrealized depreciation on
                                                                investments                                    (277,446)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (113,507)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    960,431      $    513,082

Net (decrease) increase in net assets resulting from operations                              (113,507)          402,553

Capital shares transactions
   Net premiums                                                                                 4,904               433
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (22,433)          (18,269)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (41,070)          (26,307)
   Interfund and net transfers (to) from general account                                     (450,229)           88,939
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (508,828)           44,796
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (622,335)          447,349
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    338,096      $    960,431
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     106

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,957 shares (cost $132,515)            $    128,135      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    128,135  Expenses:
                                          ----------------
                                                               Administrative expense                               174
                                                               Mortality and expense risk                         8,265
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,439
                                                                                                         ---------------

                                                           Net investment loss                                   (8,439)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      2,447
                                                           Change in net unrealized depreciation on
                                                                investments                                     (51,992)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (57,984)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    309,784      $  2,828,106

Net (decrease) increase in net assets resulting from operations                               (57,984)          335,616

Capital shares transactions
   Net premiums                                                                                 6,833             1,808
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (44,907)          (40,189)
   Transfers of death benefits                                                                      -            (3,040)
   Transfers of other terminations                                                            (14,495)          (24,642)
   Interfund and net transfers to general account                                             (71,096)       (2,787,875)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (123,665)       (2,853,938)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (181,649)       (2,518,322)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    128,135      $    309,784
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     107

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Short Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     69,697 shares (cost $362,744)           $    302,485      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -

                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    302,485  Expenses:
                                          ----------------
                                                               Administrative expense                               290
                                                               Mortality and expense risk                        24,729
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 25,019
                                                                                                         ---------------

                                                           Net investment loss                                  (25,019)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (264,363)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (51,441)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (340,823)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    478,261      $    404,663

Net decrease in net assets resulting from operations                                         (340,823)         (203,259)

Capital shares transactions
   Net premiums                                                                               163,853           (36,623)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (74,934)          (10,442)
   Transfers of death benefits                                                                      -           (32,795)
   Transfers of other terminations                                                            (42,550)          (67,815)
   Interfund and net transfers from general account                                           118,678           424,532
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               165,047           276,857
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (175,776)           73,598
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    302,485      $    478,261
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     108

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Short NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     72,181 shares (cost $441,038)           $    407,820      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    407,820  Expenses:
                                          ----------------
                                                               Administrative expense                               187
                                                               Mortality and expense risk                        13,119
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 13,306
                                                                                                         ---------------

                                                           Net investment loss                                  (13,306)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (468,916)
                                                           Change in net unrealized appreciation on
                                                                investments                                     238,283
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (243,939)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,670,172      $    327,089

Net decrease in net assets resulting from operations                                         (243,939)       (1,133,051)

Capital shares transactions
   Net premiums                                                                                 4,622            86,910
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (65,416)          (39,852)
   Transfers of death benefits                                                                      -           (11,799)
   Transfers of other terminations                                                            (19,129)          (44,743)
   Interfund and net transfers (to) from general account                                     (938,490)        2,485,618
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,018,413)        2,476,134
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,262,352)        1,343,083
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    407,820      $  1,670,172
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     109

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,363 shares (cost $57,255)              $    55,235      Dividend income                               $        -
                                                               Capital gains distributions                      145,655
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                145,655
                                                                                                         ---------------
Net assets                                    $    55,235  Expenses:
                                          ----------------
                                                               Administrative expense                               367
                                                               Mortality and expense risk                        10,945
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,312
                                                                                                         ---------------

                                                           Net investment income                                134,343

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     92,802
                                                           Change in net unrealized depreciation on
                                                                investments                                     (52,719)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    174,426
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    931,565      $    241,258

Net increase in net assets resulting from operations                                          174,426           437,777

Capital shares transactions
   Net premiums                                                                                 1,570            24,242
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,447)          (46,068)
   Transfers of death benefits                                                                      -              (231)
   Transfers of other terminations                                                            (26,142)          (50,118)
   Interfund and net transfers (to) from general account                                   (1,018,737)          324,705
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,050,756)          252,530
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (876,330)          690,307
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    55,235      $    931,565
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     110

Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     27,877 shares (cost $870,575)           $    905,158      Dividend income                              $    10,022
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,022
                                                                                                         ---------------
Net assets                                   $    905,158  Expenses:
                                          ----------------
                                                               Administrative expense                               262
                                                               Mortality and expense risk                        11,416
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,678
                                                                                                         ---------------

                                                           Net investment loss                                   (1,656)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (47,317)
                                                           Change in net unrealized appreciation on
                                                                investments                                      28,027
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,946)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    289,918      $    238,605

Net (decrease) increase in net assets resulting from operations                               (20,946)           19,050

Capital shares transactions
   Net premiums                                                                                 1,146             8,791
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,022)          (92,915)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (13,840)          (15,582)
   Interfund and net transfers from general account                                           662,902           131,969
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               636,186            32,263
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  615,240            51,313
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    905,158      $    289,918
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     111

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     529,821 shares (cost $18,010,626)      $  16,260,669      Dividend income                             $    218,495
                                                               Capital gains distributions                      235,998
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                454,493
                                                                                                         ---------------
Net assets                                  $  16,260,669  Expenses:
                                          ----------------
                                                               Administrative expense                            13,047
                                                               Mortality and expense risk                       301,971
                                                               Contract maintenance charge                        1,623
                                                                                                         ---------------

                                                                                                                316,641
                                                                                                         ---------------

                                                           Net investment income                                137,852

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                  2,552,729
                                                           Change in net unrealized depreciation on
                                                                investments                                  (6,619,587)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (3,929,006)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  20,767,055     $  16,440,870

Net (decrease) increase in net assets resulting from operations                            (3,929,006)        4,052,821

Capital shares transactions
   Net premiums                                                                             2,747,002         1,555,083
   Transfers of policy loans                                                                   (8,603)             (698)
   Transfers of surrenders                                                                 (1,975,387)       (1,752,839)
   Transfers of death benefits                                                               (154,585)         (125,556)
   Transfers of other terminations                                                           (828,360)         (765,977)
   Interfund and net transfers (to) from general account                                     (357,447)        1,363,351
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (577,380)          273,364
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (4,506,386)        4,326,185
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  16,260,669     $  20,767,055
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     112

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     270,970 shares (cost $3,522,712)        $  2,818,092      Dividend income                              $    39,633
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 39,633
                                                                                                         ---------------
Net assets                                   $  2,818,092  Expenses:
                                          ----------------
                                                               Administrative expense                             1,613
                                                               Mortality and expense risk                        63,124
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 64,737
                                                                                                         ---------------

                                                           Net investment loss                                  (25,104)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (158,920)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,313,819)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,497,843)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,386,760      $  8,612,330

Net (decrease) increase in net assets resulting from operations                            (1,497,843)        1,222,057

Capital shares transactions
   Net premiums                                                                               517,341           430,359
   Transfers of policy loans                                                                   (2,908)           (2,881)
   Transfers of surrenders                                                                   (305,982)         (345,473)
   Transfers of death benefits                                                                (22,961)         (113,795)
   Transfers of other terminations                                                           (156,781)         (219,079)
   Interfund and net transfers to general account                                             (99,534)       (5,196,758)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (70,825)       (5,447,627)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,568,668)       (4,225,570)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,818,092      $  4,386,760
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     113

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Bond Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     261,993 shares (cost $3,085,572)        $  3,067,936      Dividend income                             $    118,529
                                                               Capital gains distributions                       30,217
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                148,746
                                                                                                         ---------------
Net assets                                   $  3,067,936  Expenses:
                                          ----------------
                                                               Administrative expense                             1,469
                                                               Mortality and expense risk                        74,417
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 75,886
                                                                                                         ---------------

                                                           Net investment income                                 72,860

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    148,602
                                                           Change in net unrealized depreciation on
                                                                investments                                     (61,388)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    160,074
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,489,311      $  1,583,454

Net increase in net assets resulting from operations                                          160,074            71,783

Capital shares transactions
   Net premiums                                                                               578,425           321,273
   Transfers of policy loans                                                                   30,850           (27,732)
   Transfers of surrenders                                                                   (690,671)          (82,635)
   Transfers of death benefits                                                                (33,624)          (32,973)
   Transfers of other terminations                                                           (188,637)         (142,941)
   Interfund and net transfers from (to) general account                                    1,722,208          (200,918)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,418,551          (165,926)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,578,625           (94,143)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,067,936      $  1,489,311
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     114

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -      $    309,512

Net increase in net assets resulting from operations                                                -            12,349

Capital shares transactions
   Net premiums                                                                                     -             5,778
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (2,941)
   Transfers of death benefits                                                                      -            (2,824)
   Transfers of other terminations                                                                  -            (1,300)
   Interfund and net transfers to general account                                                   -          (320,574)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -          (321,861)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                             -          (309,512)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     115

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,695,608 shares (cost $41,262,141)    $  40,725,603      Dividend income                             $  1,058,078
                                                               Capital gains distributions                      578,382
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,636,460
                                                                                                         ---------------
Net assets                                  $  40,725,603  Expenses:
                                          ----------------
                                                               Administrative expense                            16,210
                                                               Mortality and expense risk                       651,904
                                                               Contract maintenance charge                        1,129
                                                                                                         ---------------

                                                                                                                669,243
                                                                                                         ---------------

                                                           Net investment income                                967,217

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    317,790
                                                           Change in net unrealized depreciation on
                                                                investments                                    (488,309)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    796,698
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  37,862,526     $  38,169,100

Net increase in net assets resulting from operations                                          796,698         2,763,549

Capital shares transactions
   Net premiums                                                                             2,299,718         5,325,786
   Transfers of policy loans                                                                  (19,318)          (14,091)
   Transfers of surrenders                                                                 (2,972,747)       (2,906,110)
   Transfers of death benefits                                                               (433,282)         (552,956)
   Transfers of other terminations                                                         (1,623,372)       (1,880,115)
   Interfund and net transfers from (to) general account                                    4,815,380        (3,042,637)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  2,066,379        (3,070,123)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     2,863,077          (306,574)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  40,725,603     $  37,862,526
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     116

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     591,387 shares (cost $6,156,275)        $  6,138,598      Dividend income                             $    108,800
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                108,800
                                                                                                         ---------------
Net assets                                   $  6,138,598  Expenses:
                                          ----------------
                                                               Administrative expense                             1,090
                                                               Mortality and expense risk                       148,643
                                                               Contract maintenance charge                           48
                                                                                                         ---------------

                                                                                                                149,781
                                                                                                         ---------------

                                                           Net investment loss                                  (40,981)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     64,590
                                                           Change in net unrealized depreciation on
                                                                investments                                     (80,721)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (57,112)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,768,442     $  12,158,287

Net (decrease) increase in net assets resulting from operations                               (57,112)          392,115

Capital shares transactions
   Net premiums                                                                               380,325           340,875
   Transfers of policy loans                                                                       (2)               23
   Transfers of surrenders                                                                   (357,435)         (272,046)
   Transfers of death benefits                                                                (68,153)          (51,450)
   Transfers of other terminations                                                           (315,682)         (396,728)
   Interfund and net transfers to general account                                          (1,211,785)       (4,402,634)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,572,732)       (4,781,960)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,629,844)       (4,389,845)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,138,598      $  7,768,442
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     117

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,061,476 shares (cost $23,056,149)    $  22,869,229      Dividend income                             $  1,241,091
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,241,091
                                                                                                         ---------------
Net assets                                  $  22,869,229  Expenses:
                                          ----------------
                                                               Administrative expense                             7,971
                                                               Mortality and expense risk                       338,729
                                                               Contract maintenance charge                          305
                                                                                                         ---------------

                                                                                                                347,005
                                                                                                         ---------------

                                                           Net investment income                                894,086

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (208,724)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (556,160)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    129,202
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  17,908,306     $  15,371,046

Net increase in net assets resulting from operations                                          129,202         1,851,455

Capital shares transactions
   Net premiums                                                                               800,876           694,858
   Transfers of policy loans                                                                   (2,302)           (2,106)
   Transfers of surrenders                                                                 (1,057,406)         (892,088)
   Transfers of death benefits                                                               (213,835)          (80,260)
   Transfers of other terminations                                                           (686,974)         (604,567)
   Interfund and net transfers from general account                                         5,991,362         1,569,968
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             4,831,721           685,805
                                                                                       ---------------   ---------------

Total increase in net assets                                                                4,960,923         2,537,260
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  22,869,229     $  17,908,306
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     118

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     500,296 shares (cost $7,040,079)        $  6,979,131      Dividend income                             $    166,805
                                                               Capital gains distributions                      421,566
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                588,371
                                                                                                         ---------------
Net assets                                   $  6,979,131  Expenses:
                                          ----------------
                                                               Administrative expense                             4,809
                                                               Mortality and expense risk                       131,297
                                                               Contract maintenance charge                          647
                                                                                                         ---------------

                                                                                                                136,753
                                                                                                         ---------------

                                                           Net investment income                                451,618

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    382,226
                                                           Change in net unrealized depreciation on
                                                                investments                                    (129,940)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    703,904
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  6,043,790      $  7,976,259

Net increase in net assets resulting from operations                                          703,904           360,381

Capital shares transactions
   Net premiums                                                                               386,998           543,682
   Transfers of policy loans                                                                      685            (4,313)
   Transfers of surrenders                                                                   (825,977)         (330,130)
   Transfers of death benefits                                                                (20,116)          (54,593)
   Transfers of other terminations                                                           (357,475)         (628,686)
   Interfund and net transfers from (to) general account                                    1,047,322        (1,818,810)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    231,437        (2,292,850)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       935,341        (1,932,469)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,979,131      $  6,043,790
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     119

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     183,776 shares (cost $2,022,822)        $  1,927,813      Dividend income                             $    117,874
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                117,874
                                                                                                         ---------------
Net assets                                   $  1,927,813  Expenses:
                                          ----------------
                                                               Administrative expense                               226
                                                               Mortality and expense risk                        35,556
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 35,782
                                                                                                         ---------------

                                                           Net investment income                                 82,092

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (24,753)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (90,655)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,316)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,404,847      $    893,702

Net (decrease) increase in net assets resulting from operations                               (33,316)          110,039

Capital shares transactions
   Net premiums                                                                                 6,568             1,627
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (59,245)          (71,032)
   Transfers of death benefits                                                                (16,976)                -
   Transfers of other terminations                                                            (52,081)         (342,210)
   Interfund and net transfers from general account                                           678,016           812,721
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               556,282           401,106
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  522,966           511,145
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,927,813      $  1,404,847
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     120

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     173,831 shares (cost $2,030,313)        $  1,981,673      Dividend income                              $    16,740
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 16,740
                                                                                                         ---------------
Net assets                                   $  1,981,673  Expenses:
                                          ----------------
                                                               Administrative expense                             1,362
                                                               Mortality and expense risk                        45,742
                                                               Contract maintenance charge                           90
                                                                                                         ---------------

                                                                                                                 47,194
                                                                                                         ---------------

                                                           Net investment loss                                  (30,454)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (65,571)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (401,713)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (497,738)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,161,507      $  2,650,161

Net (decrease) increase in net assets resulting from operations                              (497,738)          505,734

Capital shares transactions
   Net premiums                                                                                85,176           100,650
   Transfers of policy loans                                                                   (1,319)             (666)
   Transfers of surrenders                                                                   (236,241)         (230,970)
   Transfers of death benefits                                                                (38,999)          (51,222)
   Transfers of other terminations                                                            (89,297)         (100,068)
   Interfund and net transfers (to) from general account                                   (1,401,416)        1,287,888
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,682,096)        1,005,612
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,179,834)        1,511,346
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,981,673      $  4,161,507
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     121

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     136,618 shares (cost $1,307,344)        $  1,282,843      Dividend income                              $     2,991
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,991
                                                                                                         ---------------
Net assets                                   $  1,282,843  Expenses:
                                          ----------------
                                                               Administrative expense                               168
                                                               Mortality and expense risk                         5,394
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,562
                                                                                                         ---------------

                                                           Net investment loss                                   (2,571)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     58,030
                                                           Change in net unrealized depreciation on
                                                                investments                                     (28,216)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    27,243
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    290,585      $    382,326

Net increase in net assets resulting from operations                                           27,243            26,943

Capital shares transactions
   Net premiums                                                                                15,168             9,871
   Transfers of policy loans                                                                      416            (1,912)
   Transfers of surrenders                                                                     (7,209)         (102,559)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (14,122)          (13,026)
   Interfund and net transfers from (to) general account                                      970,762           (11,058)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    965,015          (118,684)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       992,258           (91,741)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,282,843      $    290,585
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     122

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     389,006 shares (cost $5,377,556)        $  5,092,088      Dividend income                              $    42,241
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 42,241
                                                                                                         ---------------
Net assets                                   $  5,092,088  Expenses:
                                          ----------------
                                                               Administrative expense                             2,039
                                                               Mortality and expense risk                        83,593
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 85,632
                                                                                                         ---------------

                                                           Net investment loss                                  (43,391)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    683,122
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,125,325)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (485,594)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,402,048      $  3,038,668

Net (decrease) increase in net assets resulting from operations                              (485,594)        1,053,718

Capital shares transactions
   Net premiums                                                                               777,971           806,168
   Transfers of policy loans                                                                   (9,002)             (532)
   Transfers of surrenders                                                                   (341,613)         (220,618)
   Transfers of death benefits                                                                (61,684)          (22,400)
   Transfers of other terminations                                                           (211,551)         (131,786)
   Interfund and net transfers from general account                                            21,513           878,830
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               175,634         1,309,662
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (309,960)        2,363,380
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  5,092,088      $  5,402,048
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     123

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     39,586 shares (cost $507,953)           $    480,184      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    480,184  Expenses:
                                          ----------------
                                                               Administrative expense                               301
                                                               Mortality and expense risk                        11,939
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,240
                                                                                                         ---------------

                                                           Net investment loss                                  (12,240)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (160,307)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (100,475)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (273,022)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,965,677      $    487,815

Net decrease in net assets resulting from operations                                         (273,022)          (63,793)

Capital shares transactions
   Net premiums                                                                                71,715            67,965
   Transfers of policy loans                                                                       75                (2)
   Transfers of surrenders                                                                   (171,537)          (99,005)
   Transfers of death benefits                                                                 (4,690)          (15,910)
   Transfers of other terminations                                                            (86,887)          (70,651)
   Interfund and net transfers (to) from general account                                   (1,021,147)        1,659,258
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,212,471)        1,541,655
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,485,493)        1,477,862
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    480,184      $  1,965,677
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     124

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     18,365 shares (cost $510,870)           $    494,753      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    494,753  Expenses:
                                          ----------------
                                                               Administrative expense                               310
                                                               Mortality and expense risk                         8,521
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,831
                                                                                                         ---------------

                                                           Net investment loss                                   (8,831)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     92,707
                                                           Change in net unrealized depreciation on
                                                                investments                                    (112,147)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,271)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,906,291      $    580,166

Net (decrease) increase in net assets resulting from operations                               (28,271)          221,018

Capital shares transactions
   Net premiums                                                                                84,187            44,162
   Transfers of policy loans                                                                       93                (5)
   Transfers of surrenders                                                                   (150,309)         (117,631)
   Transfers of death benefits                                                                      -            (1,328)
   Transfers of other terminations                                                            (59,106)          (71,098)
   Interfund and net transfers (to) from general account                                   (1,258,132)        1,251,007
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,383,267)        1,105,107
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,411,538)        1,326,125
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    494,753      $  1,906,291
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     125

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,317 shares (cost $87,356)              $    90,083      Dividend income                               $      614
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    614
                                                                                                         ---------------
Net assets                                    $    90,083  Expenses:
                                          ----------------
                                                               Administrative expense                                64
                                                               Mortality and expense risk                         1,722
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,786
                                                                                                         ---------------

                                                           Net investment loss                                   (1,172)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     16,951
                                                           Change in net unrealized depreciation on
                                                                investments                                     (19,094)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,315)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    346,183      $    126,506

Net (decrease) increase in net assets resulting from operations                                (3,315)            9,646

Capital shares transactions
   Net premiums                                                                                   278             8,858
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                       (670)          (15,199)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (5,090)           (1,180)
   Interfund and net transfers (to) from general account                                     (247,303)          217,552
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (252,785)          210,031
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (256,100)          219,677
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    90,083      $    346,183
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     126

Midland National Life Insurance Company
Separate Account C
Premier VIT NACM Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -      $    805,818

Net increase in net assets resulting from operations                                                -           131,757

Capital shares transactions
   Net premiums                                                                                     -           108,457
   Transfers of policy loans                                                                        -                64
   Transfers of surrenders                                                                          -           (18,576)
   Transfers of death benefits                                                                      -            (3,213)
   Transfers of other terminations                                                                  -            (9,937)
   Interfund and net transfers to general account                                                   -        (1,014,370)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -          (937,575)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                             -          (805,818)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     127

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust International Equity Flex II Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $      642
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    642
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 5
                                                               Mortality and expense risk                           462
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                    467
                                                                                                         ---------------

                                                           Net investment income                                    175

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (1,417)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,212)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (4,454)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    31,378       $    18,030

Net (decrease) increase in net assets resulting from operations                                (4,454)            1,957

Capital shares transactions
   Net premiums                                                                                 2,999                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (3)           (3,978)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (746)             (628)
   Interfund and net transfers (to) from general account                                      (29,174)           15,997
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (26,924)           11,391
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (31,378)           13,348
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -       $    31,378
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     128

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust U.S. Equity Flex II Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $      941
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    941
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                17
                                                               Mortality and expense risk                         2,801
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,818
                                                                                                         ---------------

                                                           Net investment loss                                   (1,877)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (28,566)
                                                           Change in net unrealized appreciation on
                                                                investments                                      13,852
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (16,591)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    121,281      $    119,844

Net (decrease) increase in net assets resulting from operations                               (16,591)           11,922

Capital shares transactions
   Net premiums                                                                                     2             7,000
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (4)                -
   Transfers of death benefits                                                                      -           (21,399)
   Transfers of other terminations                                                             (2,362)           (2,120)
   Interfund and net transfers (to) from general account                                     (102,326)            6,034
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (104,690)          (10,485)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (121,281)            1,437
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -      $    121,281
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     129

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     42,163 shares (cost $1,576,441)         $  1,591,230      Dividend income                              $    26,791
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 26,791
                                                                                                         ---------------
Net assets                                   $  1,591,230  Expenses:
                                          ----------------
                                                               Administrative expense                               589
                                                               Mortality and expense risk                        33,442
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 34,031
                                                                                                         ---------------

                                                           Net investment loss                                   (7,240)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (50,501)
                                                           Change in net unrealized appreciation on
                                                                investments                                       1,393
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (56,348)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,686,774      $    105,247

Net (decrease) increase in net assets resulting from operations                               (56,348)            8,791

Capital shares transactions
   Net premiums                                                                                 4,366                76
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (122,722)           (5,424)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (29,902)           (6,376)
   Interfund and net transfers from general account                                           109,062         1,584,460
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (39,196)        1,572,736
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (95,544)        1,581,527
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,591,230      $  1,686,774
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     130

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,015 shares (cost $107,100)            $    89,631      Dividend income                              $     2,004
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,004
                                                                                                         ---------------
Net assets                                    $    89,631  Expenses:
                                          ----------------
                                                               Administrative expense                                16
                                                               Mortality and expense risk                         2,848
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,864
                                                                                                         ---------------

                                                           Net investment loss                                     (860)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (2,249)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (21,508)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (24,617)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    122,768       $    98,657

Net (decrease) increase in net assets resulting from operations                               (24,617)              310

Capital shares transactions
   Net premiums                                                                                   294             4,303
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (9,740)           (1,063)
   Transfers of death benefits                                                                      -           (20,882)
   Transfers of other terminations                                                               (916)           (2,469)
   Interfund and net transfers from general account                                             1,842            43,912
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                     (8,520)           23,801
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (33,137)           24,111
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    89,631      $    122,768
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     131

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -        $        -

Net increase in net assets resulting from operations                                                -               351

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -              (351)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -              (351)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                        -                 -
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     132

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,779 shares (cost $164,395)           $    163,169      Dividend income                              $     8,575
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,575
                                                                                                         ---------------
Net assets                                   $    163,169  Expenses:
                                          ----------------
                                                               Administrative expense                               134
                                                               Mortality and expense risk                         5,021
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,155
                                                                                                         ---------------

                                                           Net investment income                                  3,420

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (7,978)
                                                           Change in net unrealized appreciation on
                                                                investments                                       3,906
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (652)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    161,172       $    48,543

Net (decrease) increase in net assets resulting from operations                                  (652)           23,978

Capital shares transactions
   Net premiums                                                                                    21                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (57,894)                -
   Transfers of death benefits                                                                      -            (9,419)
   Transfers of other terminations                                                             (3,183)           (6,551)
   Interfund and net transfers from general account                                            63,705           104,621
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                 2,649            88,651
                                                                                       ---------------   ---------------

Total increase in net assets                                                                    1,997           112,629
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    163,169      $    161,172
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     133

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Funds Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     38,294 shares (cost $665,150)           $    679,334      Dividend income                              $     8,043
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,043
                                                                                                         ---------------
Net assets                                   $    679,334  Expenses:
                                          ----------------
                                                               Administrative expense                               104
                                                               Mortality and expense risk                        19,466
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,570
                                                                                                         ---------------

                                                           Net investment loss                                  (11,527)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (53,977)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,895)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (83,399)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    329,578      $    195,824

Net (decrease) increase in net assets resulting from operations                               (83,399)            2,958

Capital shares transactions
   Net premiums                                                                                   169                 1
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (29,599)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (32,441)           (2,278)
   Interfund and net transfers from general account                                           495,026           133,073
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               433,155           130,796
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  349,756           133,754
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    679,334      $    329,578
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     134

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     30,393 shares (cost $248,835)           $    251,047      Dividend income                              $     8,267
                                                               Capital gains distributions                        2,612
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,879
                                                                                                         ---------------
Net assets                                   $    251,047  Expenses:
                                          ----------------
                                                               Administrative expense                               192
                                                               Mortality and expense risk                         7,360
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,552
                                                                                                         ---------------

                                                           Net investment income                                  3,327

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (1,338)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,230)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $      759
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    340,567      $    164,309

Net increase in net assets resulting from operations                                              759             6,098

Capital shares transactions
   Net premiums                                                                                 1,234               824
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (79,450)             (261)
   Transfers of death benefits                                                                      -           (14,771)
   Transfers of other terminations                                                             (5,710)           (6,847)
   Interfund and net transfers (to) from general account                                       (6,353)          191,215
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (90,279)          170,160
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (89,520)          176,258
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    251,047      $    340,567
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     135

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     33,501 shares (cost $466,057)           $    418,758      Dividend income                               $      882
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    882
                                                                                                         ---------------
Net assets                                   $    418,758  Expenses:
                                          ----------------
                                                               Administrative expense                               284
                                                               Mortality and expense risk                        23,840
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 24,124
                                                                                                         ---------------

                                                           Net investment loss                                  (23,242)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (33,421)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (250,976)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (307,639)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,581,054      $  2,354,465

Net (decrease) increase in net assets resulting from operations                              (307,639)           94,352

Capital shares transactions
   Net premiums                                                                                56,863            17,477
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (27,347)           (1,349)
   Transfers of death benefits                                                                 (8,864)                -
   Transfers of other terminations                                                            (10,289)          (11,993)
   Interfund and net transfers to general account                                            (865,020)         (871,898)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (854,657)         (867,763)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,162,296)         (773,411)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    418,758      $  1,581,054
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     136

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     34,802 shares (cost $378,495)           $    386,996      Dividend income                              $     1,305
                                                               Capital gains distributions                          219
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,524
                                                                                                         ---------------
Net assets                                   $    386,996  Expenses:
                                          ----------------
                                                               Administrative expense                               216
                                                               Mortality and expense risk                        15,332
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 15,548
                                                                                                         ---------------

                                                           Net investment loss                                  (14,024)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    110,674
                                                           Change in net unrealized depreciation on
                                                                investments                                    (111,103)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (14,453)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    688,148      $    268,742

Net (decrease) increase in net assets resulting from operations                               (14,453)          126,567
Capital shares transactions
   Net premiums                                                                                 1,291             3,136
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (56,736)           (6,344)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (26,094)          (14,940)
   Interfund and net transfers (to) from general account                                     (205,160)          310,987
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (286,699)          292,839
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (301,152)          419,406
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    386,996      $    688,148
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     137

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Mid Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     8,583 shares (cost $107,346)            $    109,267      Dividend income                               $      573
                                                               Capital gains distributions                        1,659
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,232
                                                                                                         ---------------
Net assets                                   $    109,267  Expenses:
                                          ----------------
                                                               Administrative expense                                47
                                                               Mortality and expense risk                         4,177
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,224
                                                                                                         ---------------

                                                           Net investment loss                                   (1,992)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     72,797
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,300)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    53,505
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    157,983      $    108,022

Net increase in net assets resulting from operations                                           53,505            59,065

Capital shares transactions
   Net premiums                                                                                 1,404             3,150
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (4,095)           (5,136)
   Interfund and net transfers to general account                                             (99,530)           (7,118)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (102,221)           (9,104)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (48,716)           49,961
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    109,267      $    157,983
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     138

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,942 shares (cost $192,095)           $    201,715      Dividend income                              $     1,233
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,233
                                                                                                         ---------------
Net assets                                   $    201,715  Expenses:
                                          ----------------
                                                               Administrative expense                               421
                                                               Mortality and expense risk                         4,873
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,294
                                                                                                         ---------------

                                                           Net investment loss                                   (4,061)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     11,111
                                                           Change in net unrealized depreciation on
                                                                investments                                      (2,660)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $     4,390
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    222,824       $    16,730

Net increase in net assets resulting from operations                                            4,390            14,134

Capital shares transactions
   Net premiums                                                                                   662                84
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,551)                -
   Transfers of death benefits                                                                      -            (8,436)
   Transfers of other terminations                                                             (9,783)           (1,379)
   Interfund and net transfers (to) from general account                                       (4,827)          201,691
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (25,499)          191,960
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (21,109)          206,094
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    201,715      $    222,824
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     139

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Adaptive Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,359,414 shares (cost $36,023,800)    $  36,214,488      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                  $  36,214,488  Expenses:
                                          ----------------
                                                               Administrative expense                             8,358
                                                               Mortality and expense risk                       647,690
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                656,048
                                                                                                         ---------------

                                                           Net investment loss                                 (656,048)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    873,343
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,807,017)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,589,722)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  24,764,596     $  14,988,870

Net (decrease) increase in net assets resulting from operations                            (2,589,722)        3,133,113

Capital shares transactions
   Net premiums                                                                                49,092             6,645
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                 (2,784,606)          (98,974)
   Transfers of death benefits                                                                (14,872)                -
   Transfers of other terminations                                                           (803,194)         (548,831)
   Interfund and net transfers from general account                                        17,593,194         7,283,773
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                            14,039,614         6,642,613
                                                                                       ---------------   ---------------

Total increase in net assets                                                               11,449,892         9,775,726
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  36,214,488     $  24,764,596
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     140

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Chariot Absolute Return All Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net Assets                                     $        -    Expenses:
                                          ----------------
                                                               Administrative expense                             2,555
                                                               Mortality and expense risk                       145,768
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                148,323
                                                                                                         ---------------

                                                           Net investment loss                                 (148,323)

                                                           Realized and change in unrealized losses
                                                            on investments
                                                           Net realized losses on investments                   (21,688)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (32,335)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (202,346)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  11,219,989     $  17,095,601

Net decrease in net assets resulting from operations                                         (202,346)         (305,087)

Capital shares transactions
   Net premiums                                                                                18,271            45,625
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (662,916)         (654,078)
   Transfers of death benefits                                                                (19,838)          (70,182)
   Transfers of other terminations                                                           (106,459)         (325,016)
   Interfund and net transfers to general account                                         (10,246,701)       (4,566,874)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                           (11,017,643)       (5,570,525)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                              (11,219,989)       (5,875,612)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -     $  11,219,989
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     141

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons
        Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance
        Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund
        III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
        MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc.
        ("LAC"), Alger Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"),
        Invesco Variable Insurance Funds ("INV"), J.P. Morgan Series Trust II
        ("JP"), Rydex Variable Trust ("RYDEX"), ProFunds VP ("PF"), Van Eck
        Insurance Portfolio ("VEVIP"), Janus Aspen Series ("JANUS"), PIMCO
        Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance
        Trust ("Goldman"), Neuberger Berman Advisors Management Trust
        ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust ("CS"),
        Dreyfus Variable Investment Fund ("Dreyfus"), Direxion Insurance Trust
        ("Direxion"), Invesco Van Kampen Variable Insurance Funds ("IVKVI"),
        Morgan Stanley Universal Institutional Funds ("MSUIF"), and Northern
        Lights Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the
        Investment Company Act of 1940, as directed by participants.

        All portfolios have been in existence for more than two years.

        Effective June 1, 2007, the Alger American Fund Small Capitalization
        Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective December 1, 2007, the Rydex Dow 2x Strategy Fund, Rydex
        NASDAQ-100 2x Strategy Fund, Rydex S&P 500 2x Strategy Fund, and Rydex
        Inverse Dow 2x Strategy Fund ceased to be available for new investment.
        All policyholders with money invested in these Investment Divisions as of the close of business on November 30, 2007, were able to make additional investments into the portfolio. However, all policyholders who redeemed or transferred completely out of these Investment Divisions after November 30, 2007, were no longer allowed to reinvest in this portfolio.

        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge.

        Effective May 1, 2009, the CS Global Small Cap Portfolio was renamed the
        CS International Equity Flex II Portfolio and the CS Large Cap Value
        Portfolio was renamed the CS U.S. Equity Flex II Portfolio.

        Effective December 8, 2009, the Van Eck Worldwide Real Estate Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 23, 2009, the Direxion Evolution VP Managed Bond Fund
        and Direxion Evolution VP All-Cap Equity Fund were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of
        Direxion Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective April 16, 2010, the Premier NACM Small Cap Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policy owners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the
        Fidelity VIPF Money Market Portfolio.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of the Janus Aspen Series. All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity VIPF Money Market Portfolio.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds, the Alger American Funds were renamed the Alger Funds, and the Van Eck Worldwide Insurance Trust was renamed the Van Eck Variable Insurance Portfolio.

        Effective May 1, 2010, several funds had name changes which included the following. The JP Bond Portfolio was renamed the JP Core Bond Portfolio and the JP Small Company Portfolio was renamed the JP Small Cap Core
        Portfolio. The RYDEX Sector Rotation Fund was also renamed the RYDEX US
        Long Short Momentum Fund and LAC International Portfolio was renamed the
        LAC International Opportunities Portfolio. The VEVIP Worldwide Bond Fund
        was renamed the VEVIP Global Bond Fund, the VEVIP Worldwide Emerging
        Markets Fund was renamed the VEVIP Emerging Markets Fund, and the VEVIP
        Worldwide Hard Assets Fund was renamed the VEVIP Global Hard Assets
        Fund. The CAM Social Equity Portfolio was renamed the CAM Equity
        Portfolio and the CAM Social Mid Cap Growth Portfolio was renamed the
        CAM Mid Cap Growth Portfolio. The NLVT Chariot Absolute Return Currency
        Portfolio was renamed the NLVT Chariot Absolute Return All Opportunities
        Portfolio.

        Effective June 1, 2010, the Van Kampen Universal Institutional Funds
        were renamed the Morgan Stanley Universal Institutional Funds and the
        Van Kampen Life Investment Trust was renamed the Invesco Van Kampen
        Variable Insurance Funds.

        Effective June 1, 2010, the Goldman Growth and Income Fund was renamed the Goldman Large Cap Value Fund.

        Effective March 31, 2011, the MSUIF Mid Cap Growth Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective May 2, 2011, the INV Financial Services Fund was renamed the
        INV Dividend Growth Fund.

        Effective August 31, 2011, the NLVT Chariot Absolute Return All
        Opportunities Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Northern Lights
        Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective October 21, 2011, the CS International Equity Flex II
        Portfolio and CS U.S. Equity Flex II Portfolio were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of
        Credit Suisse Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 5, 2011, the RYDEX Government Long Bond 1.2x Strategy
        Fund had a reverse share split. All policyowners were given half as many shares at twice the price.

        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate
        Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        The Company's investments were classified as follows:

                                       Quoted prices    Significant
                                         in active         other        Significant
                                        markets for      observable     unobservable
                                      identical assets     inputs          inputs
                                         (Level 1)       (Level 2)       (Level 3)        Total
Assets
Mutual funds                           $445,318,700         $ -            $ -         $445,318,700

        It is the Company's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2011.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the
        Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.
        Charges for state and local taxes, if any, attributable to the Separate
        Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Subsequent Events
        The Company evaluated subsequent events through April 24, 2012, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.

2.      Expenses

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the
                Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2011 and 2010 were as follows:

                                                           2011                               2010
                                            --------------------------------  ---------------------------------
Portfolio                                      Purchases         Sales           Purchases          Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                      $ 76,987,692    $ 80,013,183      $ 56,863,304     $ 54,894,976
   High Income Portfolio                         50,247,839      44,893,853        61,412,223       56,809,201
   Equity-Income Portfolio                        4,138,560       4,825,592         3,451,215        3,579,554
   Growth Portfolio                               3,717,770       5,107,286           537,308        1,995,178
   Overseas Portfolio                             6,726,125       7,432,709         7,408,199        8,221,297
   Mid Cap Portfolio                              2,387,245       5,202,436         7,186,689        6,989,603
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                          333,394         466,564           150,924          815,307
   Investment Grade Bond Portfolio               15,298,630      16,477,391        13,532,694       13,814,408
   Index 500 Portfolio                            3,568,119       7,238,124         4,079,747        6,503,697
   Contrafund Portfolio                           2,947,879       5,124,254         2,638,961        5,524,742
   Asset Manager: Growth Portfolio                  112,151         265,857            58,126          437,447
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                               894,800       1,436,987           932,770          732,892
   Growth & Income Portfolio                      1,345,356         593,660           159,843          751,789
   Growth Opportunities Portfolio                   816,588       2,469,626         2,474,734          993,857
   Value Strategies Portfolio                       115,384       2,116,973         6,293,428        5,179,294
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                    278,266         390,358           382,119          384,936
   Capital Appreciation Fund                        833,114       3,102,984         7,676,539        6,924,804
   International Fund                             2,793,435       4,699,137         4,705,685        7,188,456
   Value Fund                                     2,235,626       3,936,731         1,947,730        4,133,201
   Income & Growth Fund                             906,723         563,822           325,064          243,838
   Inflation Protection Fund                     24,188,069      22,851,621         3,699,110        2,665,986
   Large Company Value Fund                       1,375,953         302,764           185,778          103,270
   Mid Cap Value Fund                               537,373         264,696           543,811          544,990
   Ultra Fund                                     3,479,908       4,244,512         1,112,642        4,246,859
MFS Variable Insurance Trust
   Research Series                                   28,700         108,331            25,083          130,337
   Growth Series                                    173,020         483,041           206,190          548,673
   Investors Trust Series                            32,717         151,027            93,052          200,275
   New Discovery Series                           4,954,695       6,893,212         8,769,144        7,748,336
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                        415,389       1,625,022         1,348,442        2,381,117
   Mid-Cap Value Portfolio                          984,850       2,574,825           785,933        3,618,044
   International Opportunities Portfolio          2,701,690       4,112,286         3,475,961        5,333,674
Alger Fund
   Large Cap Growth Portfolio                     2,070,693       4,155,147         2,531,380        4,782,527
   Mid Cap Growth Portfolio                       2,785,552       2,708,924         3,424,057        3,958,184
   Capital Appreciation Portfolio                   638,285         960,912         1,992,356        2,920,870
   Small Cap Growth Portfolio                       146,912         434,401            39,021          494,353
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                       3,109,365       5,821,382         6,096,377        3,510,225
   Equity Portfolio                               1,617,003       1,348,625           157,401          184,790
Invesco Variable Insurance Funds
   Technology Fund                                1,160,205       1,160,628         1,171,039        1,212,225
   Utilities Fund                                   542,802         526,262           316,485          306,927
   Dividend Growth Fund                             399,775         869,602           507,874          834,948
   Global Health Care Fund                          382,194         913,855           814,720        1,106,118
   Basic Value Fund                                  24,397          84,315           119,273          151,703
   Global Real Estate Fund                          363,525         624,722           805,091          738,017
   International Growth Fund                        471,300         530,794           396,389          551,045
   Mid Cap Core Equity Fund                       1,668,691         996,777           325,507          380,438
J.P. Morgan Series Trust II
   Core Bond Portfolio                           13,712,069      12,137,176         1,648,927        1,998,028
   Small Cap Core Portfolio                         980,802       2,692,070         3,828,040          840,917
Rydex Variable Trust
   Nova Fund                                      1,705,998       1,887,689           661,582          556,475
   NASDAQ-100 Fund                                5,467,994       5,121,342         2,128,727        2,136,181
   U.S. Government Money Market Fund              3,148,818       3,559,385        11,317,127       10,625,721
   Inverse S&P 500 Strategy Fund                  2,773,892       2,992,688         4,826,495        4,403,299
   Inverse NASDAQ-100 Strategy Fund               4,362,520       2,863,724         4,147,420        4,012,048
   Inverse Government Long Bond Strategy Fund       746,862       1,393,588         1,169,953          239,478
   US Long Short Momentum Fund                      125,225         226,223           148,725          295,945
   Government Long Bond 1.2x Strategy            17,431,737      19,011,618        17,162,870       16,661,725
   Dow 2x Strategy Fund                                   -               -                 -                -
   NASDAQ-100 2x Strategy Fund                          303              47             5,724            5,760
   S&P 500 2x Strategy Fund                               -             631                 -              532
   Inverse Dow 2x Strategy Fund                           -              38            11,035           11,094
ProFunds VP
   Access VP High Yield Fund                      5,296,032       5,320,216         5,107,143        5,476,583
   Asia 30                                        7,660,565       8,677,393        18,567,837       20,580,681
   Banks                                          1,479,410       1,762,194         5,122,317        5,046,587
   Basic Materials                                2,810,911       3,960,751         7,479,557        8,189,231
   Bear                                          42,852,030      42,146,854       100,122,808      100,173,772
   Biotechnology                                  1,053,377       1,058,347         2,211,474        2,272,394
   Bull                                          86,461,444      85,849,710       134,292,710      136,823,098
   Consumer Goods                                 1,801,080       2,992,354         4,899,866        3,124,035
   Consumer Services                              1,432,972       2,155,514         2,604,045        1,791,606
   Dow 30                                         1,879,866       1,260,793         1,343,497        1,292,865
   Emerging Markets                               6,823,647       7,231,020        17,074,545       19,523,607
   Europe 30                                      3,120,402       3,230,907         4,092,887        4,343,572
   Falling U.S. Dollar                            1,119,049       1,092,433         2,225,663        2,214,091
   Financials                                       406,464         417,683         3,527,152        3,778,232
   Health Care                                    2,974,094       3,771,227         1,911,211        1,454,395
   Industrials                                    2,509,158       3,060,873         4,259,654        3,837,753
   International                                  1,158,689       1,249,174           541,582          370,621
   Internet                                         892,061       1,412,369         1,103,252          820,627
   Japan                                          1,190,599       1,327,422         3,216,646        2,852,693
   Large-Cap Growth                               4,482,382       5,048,774         1,816,866        1,091,077
   Large-Cap Value                                2,654,216       3,202,033         6,934,928        5,542,797
   Mid-Cap                                        2,725,582       2,624,931         3,849,746        4,272,370
   Mid-Cap Growth                                 6,162,885       7,133,337         4,707,399        3,933,525
   Mid-Cap Value                                    751,021         981,760         3,754,316        3,660,320
   Money Market                                 311,423,513     316,292,524       360,798,952      365,478,819
   Oil & Gas                                      6,593,833       7,829,753        10,453,891        9,776,892
   NASDAQ-100                                    68,642,209      72,206,754        58,445,632       57,790,709
   Pharmaceuticals                                1,245,798       1,117,683         1,319,706        1,220,453
   Precious Metals                               10,850,981      12,000,055        13,139,141       12,188,745
   Real Estate                                    1,830,939       2,501,903         8,180,317        7,921,765
   Rising Rates Opportunity                      18,087,244      20,921,773        21,240,052       18,079,223
   Semiconductor                                    492,603         486,526           389,727        2,126,061
   Short Dow 30                                     476,999         449,471         2,917,334        2,900,894
   Short Emerging Markets                         1,943,446       2,643,686        16,282,728       15,494,099
   Short International                            1,288,419       1,251,966         2,004,340        2,059,450
   Short Mid-Cap                                    861,890         843,182         4,084,204        4,262,840
   Short NASDAQ-100                              52,044,294      51,328,565        63,002,966       63,399,543
   Short Small-Cap                               16,744,985      16,783,250        19,399,104       20,381,212
   Small-Cap                                     13,995,429      12,961,678        23,229,601       23,816,609
   Small-Cap Growth                               2,405,921       3,249,316         5,079,906        4,596,759
   Small-Cap Value                                1,630,231       1,792,761         3,206,440        2,960,513
   Technology                                       627,275         695,181         1,608,208        2,899,480
   Telecommunications                               867,547         864,465         2,046,177        3,557,500
   U.S. Government Plus                          30,072,206      29,821,280        21,909,841       21,554,112
   Ultra Bull                                   115,335,036     116,555,014       186,960,563      190,441,379
   Ultra Mid-Cap                                  9,725,986      10,255,353        14,290,648       14,265,739
   Ultra NASDAQ-100                               5,706,184       5,838,287        17,631,339       20,517,215
   Ultra Short Dow 30                            71,993,891      71,853,863       133,236,754      132,999,825
   Ultra Short NASDAQ-100                         9,245,338      10,277,057        24,855,694       22,420,412
   Ultra Small-Cap                               16,069,941      16,986,353        15,785,956       15,548,793
   Utilities                                      2,612,401       1,977,872         2,079,552        2,052,176
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                       13,797,351      14,236,879        11,056,120       10,973,793
   Emerging Markets Fund                          8,759,079       8,855,007         7,166,720       12,657,958
   Global Bond Fund                              17,747,988      16,256,578           863,291          994,453
Janus Aspen Series
   Growth and Income Portfolio                            -               -            15,486          337,096
PIMCO Variable Insurance Trust
   Total Return Portfolio                        32,396,964      29,363,364        48,505,547       50,117,096
   Low Duration Portfolio                        10,947,540      12,561,255        17,851,956       22,702,233
   High Yield Portfolio                          45,895,501      40,169,690        38,996,008       37,408,680
   Real Return Portfolio                         30,422,772      29,739,717        13,434,080       15,673,331
   All Asset Portfolio                            2,278,403       1,640,028         4,631,469        4,185,159
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund               6,650,233       8,362,783         9,282,682        8,311,092
   Large Cap Value Fund                           2,619,365       1,656,920            37,862          158,846
   Mid Cap Value Fund                             5,017,784       4,885,541         6,010,443        4,735,253
Neuberger Berman Advisors Management Trust
   Small Cap Growth Portfolio                     3,297,038       4,521,748         3,180,425        1,647,373
   Mid-Cap Growth Portfolio                       1,980,430       3,372,528         4,856,206        3,763,562
   Regency Portfolio                                 29,923         283,879         1,125,402          917,680
Premier VIT
   NACM Small Cap Portfolio                               -               -           142,429        1,083,246
Credit Suisse Trust
   International Equity Flex II Portfolio             9,366          36,114            16,297            5,396
   U.S. Equity Flex II Portfolio                     72,305         178,874            19,794           32,736
Dreyfus Variable Investment Fund
   Appreciation Portfolio                         2,151,269       2,197,705         1,719,183          147,434
   International Value Portfolio                     90,966         100,346            87,674           64,802
   Socially Responsible Growth Fund                       -               -            15,036           15,329
Direxion Insurance Trust
   HY Bond Fund                                   2,419,568       2,413,499         3,500,891        3,410,925
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                    1,315,826         894,199           639,324          516,824
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                  789,271         876,224           340,981          170,611
   Emerging Markets Equity Portfolio              1,273,601       2,202,825         1,660,453        2,553,175
   Mid Cap Growth Portfolio                         573,113         873,836           705,634          426,361
   U.S. Mid Cap Value Portfolio                     338,514         391,398           868,824          881,553
   U.S. Real Estate Portfolio                       192,227         221,787           340,259          149,193
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                 29,789,600      16,406,035         8,806,362        2,428,856
   Chariot Absolute Return All
   Opportunities Portfolio                       11,601,247      22,767,215         5,628,238       11,548,927
                                            ---------------- ---------------  ----------------  ---------------
                                             $1,476,363,698  $1,525,211,043    $1,834,066,993   $ 1,857,756,333
                                            ---------------- ---------------  ----------------  ---------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2011 and 2010 were as follows:

                                                                   2011                                       2010
                                               ----------------------------------------   ------------------------------------------
                                                                           Net Increase/                             Net Increase/
Portfolio                                        Purchases       Sales     (Decrease)      Purchases       Sales       (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                          7,173,689    7,411,544     (237,855)      5,240,002    5,006,661         233,341
   High Income Portfolio                           2,810,546    2,590,862      219,684       3,676,255    3,530,960         145,295
   Equity-Income Portfolio                           294,589      327,795      (33,206)        307,113      278,152          28,961
   Growth Portfolio                                  309,179      377,394      (68,215)         40,162      119,616         (79,454)
   Overseas Portfolio                                489,676      562,875      (73,199)        552,800      600,051         (47,251)
   Mid Cap Portfolio                                 112,899      235,580     (122,681)        386,127      351,473          34,654
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                            21,648       24,898       (3,250)          9,474       48,418         (38,944)
   Investment Grade Bond Portfolio                 1,088,245    1,189,550     (101,305)        988,929      999,117         (10,188)
   Index 500 Portfolio                               235,445      535,246     (299,801)        322,828      535,105        (212,277)
   Contrafund Portfolio                              153,872      238,821      (84,949)        161,905      298,570        (136,665)
   Asset Manager: Growth Portfolio                     6,223       13,370       (7,147)          4,038       35,602         (31,564)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                 64,646       98,923      (34,277)         70,232       52,023          18,209
   Growth & Income Portfolio                         117,775       40,951       76,824          16,526       61,499         (44,973)
   Growth Opportunities Portfolio                     66,089      208,035     (141,946)        232,521      102,500         130,021
   Value Strategies Portfolio                          8,923      165,539     (156,616)        576,560      500,452          76,108
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                      17,704       25,253       (7,549)         28,054       26,616           1,438
   Capital Appreciation Fund                          42,143      151,537     (109,394)        477,017      396,753          80,264
   International Fund                                195,234      315,013     (119,779)        365,305      546,260        (180,955)
   Value Fund                                        157,801      280,864     (123,063)        142,619      316,604        (173,985)
   Income & Growth Fund                               85,394       56,690       28,704          34,590       22,401          12,189
   Inflation Protection Fund                       1,914,856    1,843,594       71,262         311,163      223,278          87,885
   Large Company Value Fund                          148,118       33,269      114,849          21,905       11,415          10,490
   Mid Cap Value Fund                                 43,381       23,576       19,805          45,362       45,623            (261)
   Ultra Fund                                        333,196      443,440     (110,244)        138,825      479,790        (340,965)
MFS Variable Insurance Trust
   Research Series                                     2,822        8,595       (5,773)          2,611       10,687          (8,076)
   Growth Series                                      11,906       33,228      (21,322)         18,787       46,122         (27,335)
   Investors Trust Series                              2,505       12,458       (9,953)          8,568       18,060          (9,492)
   New Discovery Series                              288,841      407,841     (119,000)        699,590      626,149          73,441
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                          31,903      124,119      (92,216)        121,438      205,883         (84,445)
   Mid-Cap Value Portfolio                            66,447      153,325      (86,878)         63,569      269,329        (205,760)
   International Opportunities Portfolio             153,419      233,444      (80,025)        219,992      344,065        (124,073)
Alger Fund
   Large Cap Growth Portfolio                        203,262      375,034     (171,772)        260,571      517,423        (256,852)
   Mid Cap Growth Portfolio                          234,598      231,363        3,235         323,976      393,374         (69,398)
   Capital Appreciation Portfolio                     44,922       84,897      (39,975)        158,044      277,965        (119,921)
   Small Cap Growth Portfolio                          8,700       30,479      (21,779)          4,638       48,368         (43,730)
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                          218,933      435,983     (217,050)        546,942      327,376         219,566
   Equity Portfolio                                  118,104      112,109        5,995          14,801       17,339          (2,538)
Invesco Variable Insurance Funds
   Technology Fund                                    93,185       96,675       (3,490)        115,413      119,354          (3,941)
   Utilities Fund                                     31,138       31,215          (77)         20,196       20,809            (613)
   Dividend Growth Fund                               66,079      145,960      (79,881)         96,030      148,468         (52,438)
   Global Health Care Fund                            31,034       71,870      (40,836)         71,372       95,025         (23,653)
   Basic Value Fund                                    3,693       11,409       (7,716)         16,685       21,087          (4,402)
   Global Real Estate Fund                            41,541       70,171      (28,630)         92,263       86,486           5,777
   International Growth Fund                          45,872       52,117       (6,245)         42,232       59,562         (17,330)
   Mid Cap Core Equity Fund                          160,797       88,921       71,876          33,286       37,806          (4,520)
J.P. Morgan Series Trust II
   Core Bond Portfolio                             1,282,444    1,144,328      138,116         143,470      193,781         (50,311)
   Small Cap Core Portfolio                           71,418      194,418     (123,000)        315,360       74,777         240,583
Rydex Variable Trust
   Nova Fund                                         191,967      214,270      (22,303)         84,416       69,513          14,903
   NASDAQ-100 Fund                                   369,445      367,712        1,733         161,531      158,371           3,160
   U.S. Government Money Market Fund                 318,789      360,580      (41,791)      1,134,613    1,061,833          72,780
   Inverse S&P 500 Strategy Fund                     530,215      587,077      (56,862)        749,205      688,779          60,426
   Inverse NASDAQ-100 Strategy Fund                1,302,080      918,944      383,136       1,026,905    1,032,930          (6,025)
   Inverse Government Long Bond Strategy Fund        139,785      259,837     (120,052)        203,101       38,512         164,589
   US Long Short Momentum Fund                        10,206       16,465       (6,259)         12,795       23,271         (10,476)
   Government Long Bond 1.2x Strategy              1,360,173    1,318,549       41,624       1,559,777    1,544,881          14,896
   Dow 2x Strategy Fund                                    -            -            -               -            -               -
   NASDAQ-100 2x Strategy Fund                             -            -            -             819          819               -
   S&P 500 2x Strategy Fund                                -           69          (69)              1           68             (67)
   Inverse Dow 2x Strategy Fund                            -            1           (1)          1,782        1,782               -
ProFunds VP
   Access VP High Yield Fund                         414,561      426,367      (11,806)        414,975      483,915         (68,940)
   Asia 30                                           648,100      727,535      (79,435)      1,475,682    1,664,829        (189,147)
   Banks                                             514,942      595,476      (80,534)      1,303,107    1,231,821          71,286
   Basic Materials                                   279,179      378,681      (99,502)        740,937      835,212         (94,275)
   Bear                                            6,375,885    6,307,007       68,878      12,568,362   12,639,765         (71,403)
   Biotechnology                                      96,900      100,922       (4,022)        218,924      221,592          (2,668)
   Bull                                            9,974,903    9,921,596       53,307      16,970,388   17,250,917        (280,529)
   Consumer Goods                                    176,400      283,314     (106,914)        473,654      301,135         172,519
   Consumer Services                                 145,425      222,451      (77,026)        290,771      197,237          93,534
   Dow 30                                            198,178      134,901       63,277         146,903      141,813           5,090
   Emerging Markets                                  886,932      945,394      (58,462)      2,287,707    2,597,078        (309,371)
   Europe 30                                         355,103      373,100      (17,997)        534,327      567,041         (32,714)
   Falling U.S. Dollar                               119,188      117,445        1,743         264,817      262,754           2,063
   Financials                                         84,964       88,180       (3,216)        706,731      762,231         (55,500)
   Health Care                                       395,775      481,445      (85,670)        208,674      155,088          53,586
   Industrials                                       308,935      369,109      (60,174)        502,027      454,796          47,231
   International                                     166,794      180,907      (14,113)         83,330       56,536          26,794
   Internet                                           66,734      106,396      (39,662)         94,479       75,193          19,286
   Japan                                             255,995      283,737      (27,742)        580,424      534,327          46,097
   Large-Cap Growth                                  447,486      504,630      (57,144)        208,263      129,877          78,386
   Large-Cap Value                                   343,263      401,017      (57,754)        893,019      716,813         176,206
   Mid-Cap                                           284,209      287,041       (2,832)        443,402      519,560         (76,158)
   Mid-Cap Growth                                    572,160      685,565     (113,405)        511,059      441,772          69,287
   Mid-Cap Value                                      77,928      104,768      (26,840)        458,702      433,686          25,016
   Money Market                                   33,168,274   33,655,269     (486,995)     37,803,232   38,214,951        (411,719)
   Oil & Gas                                         638,431      756,925     (118,494)      1,109,385    1,063,438          45,947
   NASDAQ-100                                      5,964,774    6,299,804     (335,030)      5,808,000    5,790,686          17,314
   Pharmaceuticals                                   120,091      109,882       10,209         136,196      126,315           9,881
   Precious Metals                                   997,334    1,123,758     (126,424)      1,326,265    1,229,871          96,394
   Real Estate                                       213,826      299,889      (86,063)      1,092,766    1,089,201           3,565
   Rising Rates Opportunity                        3,567,260    4,044,574     (477,314)      3,804,507    3,246,511         557,996
   Semiconductor                                      58,165       60,382       (2,217)         50,330      286,258        (235,928)
   Short Dow 30                                       84,832       81,733        3,099         427,770      425,526           2,244
   Short Emerging Markets                            370,705      510,310     (139,605)      2,848,946    2,710,257         138,689
   Short International                               158,865      157,124        1,741         202,673      210,393          (7,720)
   Short Mid-Cap                                     155,170      155,110           60         572,076      640,555         (68,479)
   Short NASDAQ-100                               10,534,214   10,409,426      124,788       9,775,667    9,861,229         (85,562)
   Short Small-Cap                                 3,269,564    3,260,251        9,313       2,784,311    2,960,530        (176,219)
   Small-Cap                                       1,582,437    1,471,162      111,275       2,986,887    3,086,760         (99,873)
   Small-Cap Growth                                  235,257      323,364      (88,107)        589,238      558,497          30,741
   Small-Cap Value                                   179,834      200,434      (20,600)        397,198      370,846          26,352
   Technology                                         57,474       64,112       (6,638)        165,856      309,024        (143,168)
   Telecommunications                                 87,297       88,508       (1,211)        241,697      436,096        (194,399)
   U.S. Government Plus                            2,351,098    2,320,286       30,812       1,719,629    1,691,697          27,932
   Ultra Bull                                     18,931,790   19,300,684     (368,894)     37,479,930   38,052,087        (572,157)
   Ultra Mid-Cap                                   1,282,527    1,357,509      (74,982)      2,365,780    2,337,454          28,326
   Ultra NASDAQ-100                                  572,006      591,161      (19,155)      2,487,952    2,846,590        (358,638)
   Ultra Short Dow 30                             18,283,918   18,293,043       (9,125)     22,542,878   22,494,454          48,424
   Ultra Short NASDAQ-100                          3,035,734    3,358,854     (323,120)      5,516,801    5,090,608         426,193
   Ultra Small-Cap                                 3,233,117    3,391,438     (158,321)      3,500,938    3,396,002         104,936
   Utilities                                         267,309      216,856       50,453         214,933      210,164           4,769
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                           484,649      497,949      (13,300)        434,350      406,624          27,726
   Emerging Markets Fund                             292,121      304,931      (12,810)        272,277      471,417        (199,140)
   Global Bond Fund                                1,160,082    1,070,229       89,853          53,000       64,942         (11,942)
   Worldwide Real Estate Fund                              -            -            -               -            -               -
Janus Aspen Series
   Growth and Income Portfolio                             -            -            -           1,062       24,571         (23,509)
PIMCO Variable Insurance Trust
   Total Return Portfolio                          2,274,037    2,096,780      177,257       3,478,982    3,689,396        (210,414)
   Low Duration Portfolio                            920,854    1,049,862     (129,008)      1,495,076    1,901,425        (406,349)
   High Yield Portfolio                            3,263,134    2,924,919      338,215       3,027,733    2,957,201          70,532
   Real Return Portfolio                           2,147,620    2,117,396       30,224       1,033,347    1,213,055        (179,708)
   All Asset Portfolio                               172,813      130,385       42,428         385,502      349,849          35,653
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                  648,790      869,294     (220,504)      1,082,859      999,694          83,165
   Large Cap Value Fund                              260,746      151,930      108,816           3,723       16,062         (12,339)
   Mid Cap Value Fund                                372,422      364,473        7,949         538,724      413,699         125,025
Neuberger Berman Advisors Management Trust
   Small Cap Growth Portfolio                        335,548      499,685     (164,137)        382,792      227,396         155,396
   Mid-Cap Growth Portfolio                          133,792      233,716      (99,924)        396,281      312,286          83,995
   Regency Portfolio                                   2,597       26,504      (23,907)        110,691       91,948          18,743
Premier VIT
   NACM Small Cap Portfolio                                -            -            -          17,345      119,265        (101,920)
   OpCap Renaissance Portfolio                             -            -            -               -            -               -
Credit Suisse Trust
   International Equity Flex II Portfolio              1,310        5,914       (4,604)          2,512          847           1,665
   U.S. Equity Flex II Portfolio                       7,175       19,653      (12,478)          2,238        3,475          (1,237)
Dreyfus Variable Investment Fund
   Appreciation Portfolio                            190,611      207,912      (17,301)        161,657       15,387         146,270
   International Value Portfolio                      12,450       13,619       (1,169)         10,702        7,925           2,777
   Socially Responsible Growth Fund                        -            -            -           1,573        1,573               -
Direxion Insurance Trust
   Managed Bond Fund                                       -            -            -               -            -               -
   All-Cap Equity Fund                                     -            -            -               -            -               -
   HY Bond Fund                                      254,897      255,635         (738)        384,979      372,865          12,114
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                       139,374       98,928       40,446          73,530       61,406          12,124
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                    59,337       67,309       (7,972)         27,105       13,834          13,271
   Emerging Markets Equity Portfolio                 112,507      198,896      (86,389)        148,132      243,122         (94,990)
   Mid Cap Growth Portfolio                           46,464       68,213      (21,749)         68,135       40,029          28,106
   U.S. Mid Cap Value Portfolio                       31,736       36,358       (4,622)         94,757       91,863           2,894
   U.S. Real Estate Portfolio                         18,936       21,593       (2,657)         37,170       16,370          20,800
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                   2,895,974    1,545,441    1,350,533         957,976      228,330         729,646
   Chariot Absolute Return All Opportunities
   Portfo1io                                       1,229,476    2,403,628   (1,174,152)        595,966    1,173,303        (577,337)
                                               -------------- ------------ ------------   ------------- ------------ ---------------
                                                 173,388,188  178,598,066   (5,209,878)    228,087,772  230,109,140      (2,021,368)
                                               -------------- ------------ ------------   ------------- ------------ ---------------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                             December 31                                    Year Ended December 31
                                   -------------------------------------------  -------------------------------------------------
                                                Unit Fair Value                  Investment   Expense Ratio       Total Return
                                                  Lowest to                        Income       Lowest to          Lowest to
                                       Units       Highest         Net Assets      Ratio*       Highest**          Highest***
                                   ----------   --------------- --------------  ------------- --------------    -----------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2011                       1,680,867    9.33 to 14.41     $18,551,744      0.12%      0.95% to 1.55%    -2.89% to -0.83%
        2010                       1,918,722    9.58 to 14.60     $21,577,234      0.27%      0.95% to 1.55%    -2.83% to -0.77%
        2009                       1,685,381    9.83 to 14.78     $19,608,907      0.78%      0.95% to 1.55%    -2.30% to -0.23%
        2008                       2,564,184    10.03 to 14.89    $30,455,561      3.31%      0.95% to 1.55%    -0.08% to 2.04%
        2007                       2,043,530    10.01 to 14.66    $23,737,231      5.74%      0.95% to 1.55%     2.34% to 4.21%

    High Income Portfolio
        2011                       1,880,325    12.23 to 19.48    $33,676,891      6.20%      0.95% to 1.55%     0.86% to 2.74%
        2010                       1,660,641    12.13 to 18.89    $29,229,531      8.03%      0.95% to 1.55%    10.54% to 12.60%
        2009                       1,515,346    10.97 to 16.83    $24,085,137      10.39%     0.95% to 1.55%    39.51% to 42.11%
        2008                         794,525    7.85 to 11.86      $8,923,331      6.01%      0.95% to 1.55%    -27.22% to -25.85%
        2007                         453,857    10.77 to 16.03     $6,821,157      6.36%      0.95% to 1.55%    -0.30% to 1.57%

    Equity-Income Portfolio
        2011                         877,664    8.77 to 28.07     $13,262,783      2.20%      0.95% to 1.55%    -2.56% to -0.29%
        2010                         910,870    9.00 to 27.76     $14,115,630      1.67%      0.95% to 1.55%    11.25% to 13.83%
        2009                         881,909    8.09 to 24.45     $12,618,276      2.15%      0.95% to 1.55%    25.73% to 28.66%
        2008                         815,503    6.43 to 19.04      $9,566,380      2.23%      0.95% to 1.55%    -44.84% to -43.55%
        2007                         925,020    11.61 to 33.78    $20,839,681      1.82%      0.95% to 1.55%    -1.94% to 0.34%

    Growth Portfolio
        2011                         299,451    9.14 to 24.80      $6,376,464      0.32%      0.95% to 1.55%    -2.40% to -0.98%
        2010                         367,666    9.37 to 24.80      $8,060,444      0.23%      0.95% to 1.55%    20.93% to 22.69%
        2009                         447,386    7.59 to 20.25      $7,956,046      0.40%      0.95% to 1.55%    24.62% to 26.76%
        2008                         505,288    6.09 to 16.01      $6,988,256      0.66%      0.95% to 1.55%    -48.69% to -47.81%
        2007                         759,562    11.88 to 30.74    $19,372,697      0.76%      0.95% to 1.55%    23.33% to 25.46%

    Overseas Portfolio
        2011                         670,859    8.35 to 17.16      $8,786,232      1.20%      0.95% to 1.55%    -19.98% to -18.12%
        2010                         744,058    10.42 to 20.36    $12,016,775      1.15%      0.95% to 1.55%    9.23% to 11.76%
        2009                         791,309    9.52 to 18.26     $11,518,915      2.00%      0.95% to 1.55%    22.18% to 25.03%
        2008                         711,484    7.77 to 14.63      $8,477,770      2.58%      0.95% to 1.55%    -45.76% to -44.49%
        2007                         721,812    14.31 to 26.41    $15,664,550      3.16%      0.95% to 1.55%    13.29% to 15.94%

    Mid Cap Portfolio
        2011                         331,678    11.45 to 21.53     $6,434,527      0.12%      0.95% to 1.55%    -13.79% to -11.69%
        2010                         454,359    13.20 to 24.63    $10,085,091      0.25%      0.95% to 1.55%    24.34% to 27.36%
        2009                         419,705    10.54 to 19.53     $7,290,350      0.56%      0.95% to 1.55%    35.15% to 38.43%
        2008                         492,030    8.24 to 14.25      $6,206,550      0.37%      0.95% to 1.55%    -41.61% to -40.18%
        2007                         642,489    13.92 to 24.06    $13,552,658      0.78%      0.95% to 1.55%    11.52% to 14.24%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2011                          79,914    11.66 to 22.03     $1,490,922      1.88%      0.95% to 1.55%    -5.02% to -3.73%
        2010                          83,164    12.17 to 22.72     $1,701,867      1.40%      0.95% to 1.55%    11.26% to 12.89%
        2009                         122,618    10.68 to 20.17     $2,168,447      2.32%      0.95% to 1.55%    25.71% to 27.54%
        2008                         122,462    8.70 to 15.84      $1,801,191      2.40%      0.95% to 1.55%    -30.60% to -29.58%
        2007                         159,987    12.14 to 22.54     $3,373,611      6.03%      0.95% to 1.55%    12.43% to 14.08%

    Investment Grade Bond Portfolio
        2011                         464,138    11.59 to 22.47     $8,039,276      3.89%      0.95% to 1.55%     4.19% to 6.03%
        2010                         565,443    11.27 to 21.25     $9,194,859      3.53%      0.95% to 1.55%     4.68% to 6.53%
        2009                         575,631    10.77 to 19.99     $9,061,004      8.44%      0.95% to 1.55%    12.39% to 14.38%
        2008                         515,445    9.58 to 17.52      $7,439,169      4.31%      0.95% to 1.55%    -5.99% to -4.38%
        2007                         525,382    10.28 to 18.37     $8,235,997      3.90%      0.95% to 1.55%     1.35% to 3.10%

    Index 500 Portfolio
        2011                       1,447,387    9.45 to 29.45     $20,589,498      1.69%      0.95% to 1.55%    -1.56% to 0.82%
        2010                       1,747,188    9.40 to 28.83     $24,749,932      1.67%      0.95% to 1.55%    10.68% to 13.65%
        2009                       1,959,465    8.49 to 25.42     $24,814,080      2.28%      0.95% to 1.55%    21.83% to 25.11%
        2008                       2,025,979    6.97 to 20.36     $21,069,140      2.02%      0.95% to 1.55%    -39.39% to -37.76%
        2007                       2,132,365    11.50 to 32.78    $37,472,471      3.45%      0.95% to 1.55%     1.44% to 4.18%

    Contrafund Portfolio
        2011                         753,305    10.51 to 35.20    $17,234,641      0.90%      0.95% to 1.55%    -5.37% to -3.70%
        2010                         838,254    11.11 to 36.10    $20,075,700      1.05%      0.95% to 1.55%    13.81% to 15.82%
        2009                         975,009    9.76 to 31.23     $20,217,408      1.19%      0.95% to 1.55%    31.93% to 34.19%
        2008                       1,216,833    7.94 to 23.34     $18,210,919      0.88%      0.95% to 1.55%    -44.20% to -43.23%
        2007                       1,335,536    14.14 to 41.18    $36,545,523      0.84%      0.95% to 1.55%    14.22% to 16.19%

    Asset Manager: Growth Portfolio
        2011                          49,691    10.59 to 20.76       $940,831      1.55%      0.95% to 1.55%    -8.58% to -7.34%
        2010                          56,838    11.59 to 22.16     $1,174,249      0.97%      0.95% to 1.55%    13.39% to 14.93%
        2009                          88,402    10.16 to 19.32     $1,408,607      1.54%      0.95% to 1.55%    29.79% to 31.16%
        2008                          77,630    7.83 to 14.74      $1,026,358      1.79%      0.95% to 1.55%    -37.25% to -36.55%
        2007                          93,962    12.47 to 23.29     $1,973,554      4.95%      0.95% to 1.55%    16.18% to 17.47%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2011                         240,961    11.12 to 16.81     $3,439,144      1.47%      0.95% to 1.55%    -6.10% to -4.73%
        2010                         275,238    11.29 to 17.43     $4,173,267      1.58%      0.95% to 1.55%    13.60% to 16.64%
        2009                         257,723    9.94 to 14.97      $3,433,604      1.73%      0.95% to 1.55%    33.43% to 37.02%
        2008                         291,121    7.45 to 10.96      $2,823,637      1.55%      0.95% to 1.55%    -36.49% to -34.77%
        2007                         374,539    11.73 to 16.83     $5,600,880      3.22%      0.95% to 1.55%     4.85% to 7.69%

    Growth & Income Portfolio
        2011                         232,973    9.18 to 16.60      $3,074,009      1.34%      0.95% to 1.55%    -1.97% to 0.40%
        2010                         156,149    9.37 to 16.27      $2,325,706      0.59%      0.95% to 1.55%    12.23% to 13.47%
        2009                         201,122    9.12 to 14.36      $2,616,283      0.97%      0.95% to 1.55%    24.44% to 25.82%
        2008                         229,792    7.32 to 11.45      $2,421,840      1.13%      0.95% to 1.55%    -43.28% to -42.45%
        2007                         269,274    12.86 to 19.92     $4,995,965      1.79%      0.95% to 1.55%    9.19% to 10.79%

    Growth Opportunities Portfolio
        2011                         162,570    9.50 to 13.01      $1,912,227      0.09%      0.95% to 1.55%    -0.74% to 1.01%
        2010                         304,516    9.69 to 13.01      $3,475,300      0.12%      0.95% to 1.55%    20.19% to 22.31%
        2009                         174,495    8.06 to 10.74      $1,675,468      0.45%      0.95% to 1.55%    42.51% to 44.09%
        2008                         175,378     5.87 to 6.71      $1,171,472      0.38%      0.95% to 1.55%    -56.05% to -55.56%
        2007                         200,489    11.09 to 15.13     $3,021,779      0.00%      0.95% to 1.55%    20.40% to 21.74%

    Value Strategies Portfolio
        2011                          71,189    9.79 to 11.56        $790,907      0.36%      0.95% to 1.55%    -11.24% to -9.90%
        2010                         227,805    10.99 to 12.83     $2,786,365      0.34%      0.95% to 1.55%    23.28% to 25.14%
        2009                         151,697    8.87 to 10.25      $1,505,118      0.50%      0.95% to 1.55%    53.43% to 55.67%
        2008                          24,659     5.76 to 6.59        $157,512      0.52%      0.95% to 1.55%    -52.45% to -51.75%
        2007                          27,777    12.07 to 13.65       $370,267      2.22%      0.95% to 1.55%     2.93% to 4.44%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2011                         152,712    11.25 to 17.47     $2,149,355      1.91%      0.95% to 1.55%     1.87% to 4.34%
        2010                         160,261    10.93 to 16.70     $2,186,351      1.87%      0.95% to 1.55%    7.96% to 10.58%
        2009                         158,823    9.98 to 15.17      $1,995,242      4.90%      0.95% to 1.55%    11.68% to 14.39%
        2008                         196,978    8.82 to 13.32      $2,148,308      2.58%      0.95% to 1.55%    -22.97% to -21.09%
        2007                         205,108    11.30 to 16.96     $2,926,118      2.01%      0.95% to 1.55%     1.46% to 3.94%

    Capital Appreciation Fund
        2011                         132,575    14.19 to 22.91     $2,618,337      0.00%      0.95% to 1.55%    -8.99% to -7.39%
        2010                         241,969    15.79 to 24.61     $5,009,357      0.00%      0.95% to 1.55%    27.80% to 30.05%
        2009                         161,705    12.36 to 19.01     $2,759,551      0.79%      0.95% to 1.55%    33.49% to 35.78%
        2008                         182,644    9.74 to 14.07      $2,329,054      0.00%      0.95% to 1.55%    -47.60% to -46.69%
        2007                         382,826    17.83 to 26.51     $8,347,632      0.00%      0.95% to 1.55%    41.97% to 44.42%

    International Fund
        2011                         512,809    7.58 to 14.82      $6,681,840      1.33%      0.85% to 1.55%    -15.04% to -13.02%
        2010                         632,588    9.17 to 17.16      $9,593,411      2.25%      0.85% to 1.55%    9.53% to 12.07%
        2009                         813,543    10.31 to 15.42    $10,987,454      1.84%      0.95% to 1.55%    29.36% to 32.37%
        2008                         978,252    7.94 to 11.73     $10,065,494      0.71%      0.95% to 1.55%    -46.67% to -45.42%
        2007                       1,092,563    14.91 to 21.64    $20,396,600      0.58%      0.95% to 1.55%    14.13% to 16.80%

    Value Fund
        2011                         725,210    9.37 to 21.68     $10,374,251      1.89%      0.95% to 1.55%    -2.36% to -0.09%
        2010                         848,273    9.59 to 21.43     $12,210,338      1.97%      0.95% to 1.55%    9.04% to 11.97%
        2009                       1,022,258    8.76 to 19.16     $13,211,320      5.08%      0.95% to 1.55%    15.49% to 18.59%
        2008                       1,131,427    7.55 to 16.22     $12,574,284      2.48%      0.95% to 1.55%    -29.40% to -27.50%
        2007                       1,318,278    10.66 to 22.46    $20,368,762      1.55%      0.95% to 1.55%    -8.68% to -6.21%

    Income & Growth Fund
        2011                         135,543    8.07 to 13.55      $1,523,306      1.36%      0.85% to 1.55%    -0.52% to 1.89%
        2010                         106,839    8.73 to 13.39      $1,207,242      1.43%      0.85% to 1.55%    10.28% to 12.78%
        2009                          94,650    7.83 to 11.70        $991,592      3.45%      0.85% to 1.55%    13.61% to 16.66%
        2008                         175,561    6.94 to 10.13      $1,510,279      1.83%      0.85% to 1.55%    -37.05% to -35.35%
        2007                         141,418    11.61 to 15.83     $1,998,046      1.81%      0.85% to 1.55%    -2.46% to -1.38%

    Inflation Protection Fund
        2011                         866,640    11.77 to 13.49    $11,267,059      5.24%      0.95% to 1.55%    8.40% to 10.69%
        2010                         795,378    10.86 to 12.19     $9,396,861      1.72%      0.95% to 1.55%     1.94% to 4.11%
        2009                         707,493    10.66 to 11.71     $8,066,463      1.57%      0.85% to 1.55%     6.93% to 9.20%
        2008                         768,157    9.97 to 10.72      $8,064,948      5.30%      0.85% to 1.55%    -4.56% to -2.53%
        2007                         701,810    10.42 to 11.00     $7,601,435      4.70%      0.85% to 1.55%     6.52% to 8.47%

    Large Company Value Fund
        2011                         162,763     7.56 to 9.79      $1,514,112      0.71%      0.85% to 1.55%    -2.42% to -0.10%
        2010                          47,914     7.93 to 9.80        $440,167      1.42%      0.85% to 1.55%     7.20% to 9.75%
        2009                          37,424     7.39 to 8.93        $320,721      3.67%      0.85% to 1.55%    16.13% to 18.78%
        2008                          44,713     6.83 to 7.52        $326,009      2.83%      0.85% to 1.55%    -39.09% to -38.01%
        2007                          67,480    11.42 to 12.13       $799,171      0.53%      0.85% to 1.55%    -3.99% to -2.28%

    Mid Cap Value Fund
        2011                          61,001    11.58 to 13.87       $787,233      1.22%      0.85% to 1.55%    -4.10% to -1.78%
        2010                          41,196    11.92 to 14.12       $546,124      2.19%      0.85% to 1.55%    15.06% to 17.85%
        2009                          41,457    10.62 to 11.98       $474,488      3.27%      0.85% to 1.55%    26.66% to 28.58%
        2008                          39,953     8.78 to 9.32        $360,095      0.07%      0.85% to 1.55%    -26.34% to -25.23%
        2007                          30,139    11.39 to 12.46       $367,775      0.63%      0.85% to 1.55%    -4.56% to -3.35%

    Ultra Fund
        2011                          39,424    8.62 to 10.19        $368,838      0.00%      0.85% to 1.55%    -2.79% to -0.09%
        2010                         149,668    9.02 to 10.20      $1,402,342      0.02%      0.85% to 1.55%    11.62% to 14.73%
        2009                         490,633     8.10 to 8.89      $4,260,026      0.01%      0.85% to 1.55%    30.16% to 33.25%
        2008                          34,787     6.26 to 6.67        $223,797      0.00%      0.85% to 1.55%    -43.21% to -42.20%
        2007                          55,104    11.01 to 11.55       $619,200      0.00%      0.85% to 1.55%    17.61% to 19.69%

   MFS Variable Insurance Trust
    Research Series
        2011                          46,831    11.71 to 13.09       $602,812      0.85%      0.95% to 1.40%    -2.70% to -1.63%
        2010                          52,604    12.03 to 13.27       $690,199      0.90%      0.95% to 1.40%    13.30% to 14.55%
        2009                          61,313    10.62 to 11.59       $704,512      1.32%      0.95% to 1.40%    27.56% to 28.97%
        2008                          74,583     7.82 to 8.99        $664,908      0.57%      0.95% to 1.40%    -37.56% to -36.86%
        2007                          97,472    12.51 to 14.23     $1,377,476      0.65%      0.95% to 1.40%    10.63% to 11.86%

    Growth Series
        2011                          95,481    11.45 to 16.42     $1,287,890      0.16%      0.95% to 1.40%    -3.20% to -1.50%
        2010                         116,803    11.83 to 16.83     $1,606,866      0.10%      0.95% to 1.40%    11.96% to 13.94%
        2009                         144,138    10.56 to 14.92     $1,736,135      0.26%      0.95% to 1.40%    34.54% to 36.03%
        2008                         156,622    7.93 to 11.08      $1,394,097      0.21%      0.95% to 1.40%    -38.82% to -38.14%
        2007                         206,672    12.96 to 14.61     $2,983,687      0.00%      0.95% to 1.40%    18.41% to 19.73%

    Investors Trust Series
        2011                          25,047    11.22 to 12.09       $286,314      0.93%      0.95% to 1.40%    -4.06% to -3.34%
        2010                          35,000    11.34 to 12.51       $417,969      1.10%      0.95% to 1.40%     8.63% to 9.83%
        2009                          44,492    10.44 to 11.39       $484,098      1.42%      0.95% to 1.40%    23.99% to 25.36%
        2008                          58,367     8.15 to 9.08        $507,003      0.86%      0.95% to 1.40%    -34.61% to -33.89%
        2007                          66,818    12.87 to 13.74       $877,160      0.82%      0.95% to 1.40%     7.79% to 8.99%

    New Discovery Series
        2011                         125,840    11.41 to 25.29     $2,477,406      0.00%      0.95% to 1.40%    -12.66% to -11.34%
        2010                         244,840    13.06 to 28.23     $4,715,606      0.00%      0.95% to 1.40%    32.65% to 34.66%
        2009                         171,399    9.84 to 21.00      $2,730,531      0.00%      0.95% to 1.40%    59.06% to 61.38%
        2008                         385,164    6.19 to 13.05      $3,124,597      0.00%      0.95% to 1.40%    -40.96% to -40.09%
        2007                         149,180    10.48 to 21.82     $2,897,525      0.00%      0.95% to 1.40%    -0.19% to 1.28%

   Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio
        2011                         176,809    9.08 to 15.54      $2,323,787      0.60%      0.95% to 1.40%    -8.07% to -6.97%
        2010                         269,025    9.86 to 16.42      $3,717,230      0.48%      0.95% to 1.40%    14.63% to 16.30%
        2009                         353,470    8.57 to 14.19      $4,188,450      0.88%      0.95% to 1.40%    16.08% to 17.77%
        2008                         442,890    7.35 to 12.10      $4,443,941      1.39%      0.95% to 1.40%    -37.94% to -37.02%
        2007                         530,985    11.79 to 19.30     $8,648,953      1.30%      0.95% to 1.40%     0.97% to 2.45%

    Mid-Cap Value Portfolio
        2011                         356,732    8.82 to 22.91      $5,819,068      0.19%      0.95% to 1.40%    -7.03% to -4.92%
        2010                         443,610    9.48 to 23.81      $7,642,550      0.33%      0.95% to 1.40%    21.48% to 24.25%
        2009                         649,370    7.79 to 19.25      $8,803,053      0.43%      0.95% to 1.40%    22.56% to 25.42%
        2008                         843,603    6.34 to 15.42      $9,213,430      1.18%      0.95% to 1.40%    -41.30% to -39.93%
        2007                       1,028,146    10.78 to 25.79    $18,972,002      0.44%      0.95% to 1.40%    -2.65% to -0.38%

    International Opportunities Portfolio
        2011                         729,416    9.21 to 18.41     $10,954,539      0.95%      0.95% to 1.40%    -18.49% to -16.51%
        2010                         809,441    11.27 to 22.21    $14,585,327      0.73%      0.95% to 1.40%    17.35% to 20.08%
        2009                         933,514    9.59 to 18.63     $14,038,945      1.55%      0.95% to 1.40%    43.14% to 46.47%
        2008                         956,822    6.68 to 12.81      $9,797,112      0.64%      0.95% to 1.40%    -53.09% to -51.99%
        2007                         868,676    14.22 to 26.86    $18,245,167      1.07%      0.95% to 1.40%     1.42% to 3.74%

   Alger Fund
    Large Cap Growth Portfolio
        2011                         838,863    7.58 to 14.84      $8,850,097      1.07%      0.95% to 1.40%    -3.53% to -1.29%
        2010                       1,010,635    7.56 to 15.14     $11,007,716      0.73%      0.95% to 1.40%    9.76% to 12.32%
        2009                       1,267,487    6.76 to 13.57     $12,048,320      0.62%      0.95% to 1.40%    42.86% to 46.18%
        2008                       1,243,245     4.65 to 9.35      $8,174,886      0.23%      0.95% to 1.40%    -47.89% to -46.67%
        2007                       1,377,460    8.75 to 17.38     $16,684,566      0.35%      0.95% to 1.40%    16.09% to 18.81%

    Mid Cap Growth Portfolio
        2011                         631,802    8.52 to 14.65      $6,773,234      0.38%      0.95% to 1.40%    -11.20% to -9.14%
        2010                         628,567    9.57 to 16.29      $7,449,633      0.00%      0.95% to 1.40%    15.57% to 18.25%
        2009                         697,907    8.27 to 13.91      $6,861,016      0.00%      0.95% to 1.40%    46.85% to 50.27%
        2008                         649,603     5.62 to 9.35      $4,259,638      0.16%      0.95% to 1.40%    -59.70% to -58.75%
        2007                         743,382    13.76 to 23.26    $11,743,356      4.66%      0.95% to 1.40%    27.33% to 30.31%

    Capital Appreciation Portfolio
        2011                         319,013    9.09 to 19.42      $3,504,103      0.11%      0.95% to 1.40%    -2.95% to -1.24%
        2010                         358,988    9.10 to 19.86      $3,841,059      0.40%      0.95% to 1.40%    10.99% to 12.95%
        2009                         478,909    8.09 to 17.76      $4,441,117      0.00%      0.95% to 1.40%    47.52% to 49.68%
        2008                         607,361    5.43 to 12.21      $4,155,821      0.00%      0.95% to 1.40%    -46.44% to -45.66%
        2007                         674,353    10.04 to 22.28     $8,498,018      0.00%      0.95% to 1.40%    30.35% to 32.27%

    Small Cap Growth Portfolio
        2011                         136,838    9.18 to 17.79      $1,482,858      0.00%      0.85% to 1.45%    -6.23% to -4.10%
        2010                         158,617    9.54 to 18.55      $1,815,718      0.00%      0.85% to 1.45%    21.35% to 24.11%
        2009                         202,347    7.72 to 14.94      $1,868,807      0.00%      0.85% to 1.45%    41.07% to 44.13%
        2008                         229,751    5.38 to 12.75      $1,499,453      0.00%      0.85% to 1.45%    -48.01% to -47.11%
        2007                         340,860    10.22 to 24.74     $4,424,080      0.00%      0.85% to 1.45%    14.16% to 16.13%

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
        2011                          54,924    11.44 to 15.62       $723,996      0.00%      0.95% to 1.40%    -0.09% to 1.36%
        2010                         271,974    11.42 to 15.57     $3,463,160      0.00%      0.95% to 1.40%    28.36% to 30.23%
        2009                          52,408    8.86 to 10.33        $509,286      0.00%      0.95% to 1.40%    28.89% to 30.77%
        2008                          52,609     6.85 to 7.90        $394,188      0.00%      0.95% to 1.40%    -38.69% to -37.79%
        2007                          58,720    11.13 to 12.70       $713,931      0.00%      0.95% to 1.40%     7.54% to 9.12%

    Equity Portfolio
        2011                          59,193    11.31 to 13.01       $727,798      0.00%      0.95% to 1.40%    -3.68% to -2.27%
        2010                          53,198    11.74 to 13.32       $672,384      0.06%      0.95% to 1.40%    14.49% to 16.16%
        2009                          55,736    10.02 to 11.46       $602,724      0.36%      0.95% to 1.40%    31.08% to 32.99%
        2008                          45,593     7.61 to 8.62        $372,791      0.00%      0.95% to 1.40%    -37.32% to -36.40%
        2007                          46,530    12.09 to 13.55       $600,055      0.00%      0.95% to 1.40%     7.37% to 8.94%

   Invesco Variable Insurance Funds
    Technology Fund
        2011                          83,409    9.60 to 15.05        $908,911      0.22%      0.95% to 1.40%    -7.58% to -5.95%
        2010                          86,899    10.46 to 16.57     $1,013,253      0.00%      0.95% to 1.40%    18.08% to 20.16%
        2009                          90,840    8.83 to 13.88        $882,841      0.00%      0.95% to 1.40%    53.67% to 55.91%
        2008                          73,416     5.75 to 6.55        $455,864      0.00%      0.95% to 1.40%    -45.83% to -45.03%
        2007                          85,547    10.61 to 11.97       $961,984      0.00%      0.95% to 1.40%     5.14% to 6.68%

    Utilities Fund
        2011                          79,444    14.39 to 21.30     $1,442,706      3.32%      0.95% to 1.40%    12.62% to 15.35%
        2010                          79,521    12.61 to 18.65     $1,267,500      3.56%      0.95% to 1.40%     2.80% to 5.30%
        2009                          80,134    12.10 to 17.89     $1,224,229      3.90%      0.95% to 1.40%    11.14% to 13.84%
        2008                         116,301    10.74 to 15.87     $1,565,196      1.48%      0.95% to 1.40%    -34.59% to -33.00%
        2007                         303,759    16.20 to 24.30     $6,135,773      2.07%      0.95% to 1.40%    17.65% to 19.50%

    Dividend Growth Fund
        2011                         120,897     4.68 to 5.94        $691,602      0.18%      0.95% to 1.40%    -5.31% to -3.02%
        2010                         200,778     4.94 to 6.33      $1,180,439      0.10%      0.95% to 1.40%     6.68% to 9.27%
        2009                         253,216     4.59 to 5.98      $1,374,884      2.08%      0.95% to 1.40%    23.23% to 26.22%
        2008                         583,292     3.68 to 4.77      $2,526,025      6.64%      0.95% to 1.40%    -60.79% to -59.83%
        2007                          95,694    9.25 to 11.78      $1,001,234      2.04%      0.95% to 1.40%    -24.34% to -22.96%

    Global Health Care Fund
        2011                          73,296    10.92 to 13.63       $893,103      0.00%      0.95% to 1.40%     1.49% to 2.97%
        2010                         114,132    10.76 to 13.37     $1,354,409      0.00%      0.95% to 1.40%     2.80% to 4.30%
        2009                         137,785    10.47 to 13.23     $1,581,165      0.40%      0.95% to 1.40%    24.65% to 26.47%
        2008                          98,289     8.40 to 9.33        $891,597      0.00%      0.95% to 1.40%    -30.32% to -29.30%
        2007                         124,466    12.05 to 13.25     $1,609,472      0.00%      0.95% to 1.40%    9.19% to 10.79%

    Basic Value Fund
        2011                          11,965     6.60 to 7.09         $81,720      0.49%      0.85% to 1.45%    -6.57% to -5.40%
        2010                          19,681     7.07 to 7.60        $143,020      0.31%      0.85% to 1.45%     3.53% to 5.04%
        2009                          24,083     6.77 to 7.25        $169,843      2.07%      0.85% to 1.45%    42.51% to 44.89%
        2008                           1,740     4.75 to 4.97          $8,510      0.05%      0.85% to 1.45%    -53.62% to -52.84%
        2007                          24,577    10.25 to 10.53       $258,682      0.69%      0.85% to 1.45%          n/a

    Global Real Estate Fund
        2011                          31,790     7.96 to 8.90        $262,657      2.85%      0.85% to 1.45%    -9.80% to -8.02%
        2010                          60,420     8.81 to 9.67        $547,641      4.62%      0.85% to 1.45%    13.38% to 15.44%
        2009                          54,643     7.74 to 8.32        $433,573      0.00%      0.85% to 1.45%    26.97% to 29.08%
        2008                          11,958     6.17 to 6.45         $75,360      3.43%      0.85% to 1.45%    -46.42% to -45.58%
        2007                          27,052    11.54 to 11.89       $317,227      12.65%     0.85% to 1.45%          n/a

    International Growth Fund
        2011                          25,891     8.69 to 9.90        $242,008      1.50%      0.85% to 1.45%    -10.37% to -8.28%
        2010                          32,136    9.69 to 10.79        $328,439      1.28%      0.85% to 1.45%    8.52% to 10.88%
        2009                          49,466     8.93 to 9.67        $460,795      0.92%      0.85% to 1.45%    30.53% to 32.84%
        2008                          19,626     6.94 to 7.28        $139,997      0.25%      0.85% to 1.45%    -42.31% to -41.46%
        2007                          48,217    12.09 to 12.43       $594,141      0.67%      0.85% to 1.45%    12.00% to 12.68%

    Mid Cap Core Equity Fund
        2011                          85,424    9.28 to 10.46        $822,620      0.03%      0.85% to 1.45%    -9.53% to -7.80%
        2010                          13,548    10.38 to 11.34       $145,614      0.19%      0.85% to 1.45%    10.20% to 12.20%
        2009                          18,068    9.46 to 10.11        $175,170      1.03%      0.85% to 1.45%    25.77% to 27.41%
        2008                          13,994     7.51 to 7.84        $107,545      1.08%      0.85% to 1.45%    -30.41% to -30.06%
        2007                          21,260    10.93 to 11.20       $235,811      0.10%      0.85% to 1.45%          n/a

   J.P. Morgan Series Trust II
    Core Bond Portfolio
        2011                         640,743    9.04 to 11.81      $6,974,366      4.73%      0.95% to 1.40%     4.24% to 6.44%
        2010                         502,627    8.67 to 11.09      $5,229,931      4.12%      0.95% to 1.40%     5.96% to 8.20%
        2009                         552,938    8.18 to 10.25      $5,314,582      6.36%      0.95% to 1.40%     1.70% to 3.86%
        2008                         612,246     8.04 to 9.87      $5,700,481      8.89%      0.95% to 1.40%    -18.49% to -16.75%
        2007                         598,326    9.87 to 11.86      $6,732,587      7.16%      0.95% to 1.40%    -1.14% to 0.36%

    Small Cap Core Portfolio
        2011                         195,758    9.21 to 16.32      $2,529,380      0.11%      0.95% to 1.40%    -7.81% to -5.67%
        2010                         318,758    9.95 to 17.47      $4,338,674      0.00%      0.95% to 1.40%    23.10% to 25.96%
        2009                          78,175    8.13 to 14.01        $843,217      0.69%      0.95% to 1.40%    18.66% to 21.42%
        2008                          70,506    6.84 to 11.65        $643,237      0.21%      0.95% to 1.40%    -34.17% to -32.63%
        2007                          91,537    10.39 to 17.47     $1,210,599      0.01%      0.95% to 1.40%    -8.70% to -6.57%

   Rydex Variable Trust
    Nova Fund
        2011                          19,071     8.13 to 9.35        $167,330      0.04%      0.95% to 1.40%    -3.51% to -2.10%
        2010                          41,374     8.42 to 9.55        $380,071      0.30%      0.95% to 1.40%    17.12% to 18.83%
        2009                          26,471     7.19 to 8.04        $204,652      0.58%      0.95% to 1.40%    32.23% to 34.16%
        2008                          62,581     5.32 to 5.99        $365,183      0.24%      0.95% to 1.40%    -55.56% to -54.91%
        2007                         135,619    11.92 to 17.59     $1,777,904      2.04%      0.95% to 1.40%    -1.29% to 0.16%

    NASDAQ-100 Fund
        2011                          26,207    11.63 to 17.23       $379,509      0.00%      0.95% to 1.40%    -0.25% to 1.20%
        2010                          24,474    12.93 to 17.19       $352,827      0.00%      0.95% to 1.40%    15.68% to 17.37%
        2009                          21,314    11.06 to 14.79       $262,149      0.00%      0.95% to 1.40%    48.40% to 50.56%
        2008                          22,053     7.12 to 9.92        $176,810      0.17%      0.95% to 1.40%    -43.30% to -42.46%
        2007                          15,565    12.65 to 14.55       $217,537      0.09%      0.95% to 1.40%    15.01% to 16.70%

    U.S. Government Money Market Fund
        2011                         110,741    8.83 to 10.21      $1,072,590      0.00%      0.95% to 1.45%    -3.14% to -0.94%
        2010                         152,532    8.74 to 10.31      $1,483,157      0.01%      0.95% to 1.45%    -3.38% to -0.94%
        2009                          79,752    8.89 to 10.41        $791,751      0.02%      0.85% to 1.45%    -3.34% to -0.89%
        2008                         230,093     9.16 to 10.5      $2,296,079      0.82%      0.85% to 1.45%    -2.30% to 0.18%
        2007                         145,770    9.33 to 10.48      $1,483,977      8.83%      0.85% to 1.45%     0.76% to 2.85%

    Inverse S&P 500 Strategy Fund
        2011                         147,574     4.11 to 6.25        $728,375      0.00%      0.95% to 1.40%    -11.46% to -9.90%
        2010                         204,436     4.61 to 6.89      $1,128,682      0.00%      0.95% to 1.40%    -19.17% to -17.74%
        2009                         144,010     5.66 to 8.46        $973,618      0.00%      0.95% to 1.40%    -29.02% to -28.23%
        2008                         153,349    7.85 to 11.91      $1,441,637      0.73%      0.95% to 1.40%    36.21% to 37.93%
        2007                         182,056     5.76 to 8.73      $1,246,814      4.93%      0.95% to 1.40%    -1.38% to -0.13%

    Inverse NASDAQ-100 Strategy Fund
        2011                         456,501     2.60 to 4.92      $1,399,209      0.00%      0.95% to 1.40%    -11.90% to -10.92%
        2010                          73,365     2.95 to 5.55        $256,003      0.00%      0.95% to 1.40%    -22.83% to -22.01%
        2009                          79,390     3.82 to 6.72        $350,956      0.03%      0.95% to 1.40%    -41.27% to -40.65%
        2008                         353,019    6.40 to 12.09      $2,605,403      0.56%      0.95% to 1.40%    44.80% to 46.62%
        2007                         238,017     4.42 to 7.89      $1,214,853      3.21%      0.95% to 1.40%    -13.22% to -12.13%

    Inverse Government Long Bond Strategy Fund
        2011                          74,580     3.82 to 4.15        $303,067      0.00%      0.95% to 1.40%    -31.85% to -31.09%
        2010                         194,632     5.47 to 6.46      $1,133,085      0.00%      0.95% to 1.40%    -14.58% to -13.63%
        2009                          30,043     6.56 to 7.53        $206,205      0.00%      0.95% to 1.40%    16.99% to 18.28%
        2008                          11,145     5.60 to 6.43         $66,006      0.19%      0.95% to 1.40%    -31.63% to -30.87%
        2007                          76,040     8.15 to 9.40        $644,345      5.18%      0.95% to 1.40%    -6.46% to -5.42%

    US Long Short Momentum Fund
        2011                          25,202    10.55 to 12.93       $300,170      0.00%      0.95% to 1.40%    -8.45% to -7.44%
        2010                          31,461    11.52 to 13.97       $416,928      0.00%      0.95% to 1.40%    8.95% to 10.16%
        2009                          41,937    10.57 to 12.68       $508,417      0.03%      0.95% to 1.40%    24.71% to 26.09%
        2008                         229,673    8.47 to 10.06      $2,252,357      0.00%      0.95% to 1.40%    -42.03% to -41.30%
        2007                         136,715    14.59 to 17.13     $2,303,664      0.00%      0.95% to 1.40%    20.06% to 21.58%

    Government Long Bond 1.2x Strategy
        2011                          64,304    13.51 to 16.54     $1,013,649      7.71%      0.95% to 1.40%    38.10% to 40.18%
        2010                          22,680    10.78 to 11.80       $260,269      49.59%     0.95% to 1.40%     7.96% to 9.10%
        2009                           7,784    10.11 to 10.81        $80,187      0.74%      0.95% to 1.40%    -32.90% to-32.19%
        2008                          91,737    15.05 to 15.94     $1,432,811      2.68%      0.95% to 1.40%    41.98% to 43.49%
        2007                          15,471    10.61 to 11.11       $166,732      7.61%      0.95% to 1.40%     7.59% to 8.73%

    Dow 2x Strategy Fund
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2007                           7,487    12.13 to 12.45        $92,271      0.00%      0.85% to 1.45%     6.11% to 6.44%

    NASDAQ-100 2x Strategy Fund
        2011                             204     9.42 to 9.42          $1,918      0.00%      0.85% to 1.45%    -2.78% to -2.78%
        2010                             204     9.69 to 9.69          $1,975      0.00%      0.85% to 1.45%    33.99% to 33.99%
        2009                             204     7.23 to 7.23          $1,477      0.00%      0.85% to 1.45%          n/a
        2008                             206     3.38 to 3.38            $694      0.00%      0.85% to 1.45%        -73.23%
        2007                           4,920    12.56 to 12.83        $62,621      0.00%      0.85% to 1.45%    24.95% to 26.16%

    S&P 500 2x Strategy Fund
        2011                           1,200     5.65 to 5.65          $6,783      0.00%      0.85% to 1.45%    -6.27% to -6.27%
        2010                           1,269     6.03 to 6.03          $7,651      0.00%      0.85% to 1.45%    22.43% to 22.43%
        2009                           1,336     4.93 to 4.93          $6,580      0.00%      0.85% to 1.45%        -42.73%
        2008                           1,336     3.45 to 3.45          $4,611      0.00%      0.85% to 1.45%        -68.77%
        2007                           7,343    10.98 to 11.26        $81,498      0.00%      0.85% to 1.45%    -2.31% to -0.88%

    Inverse Dow 2x Strategy Fund
        2011                             443     3.15 to 3.15          $1,398      0.00%      0.85% to 1.45%    -28.62% to -28.62%
        2010                             444     4.42 to 4.42          $1,959      0.00%      0.85% to 1.45%    -31.78% to -31.78%
        2009                             444     6.47 to 6.47          $2,877      0.00%      0.85% to 1.45%          n/a
        2008                             447    11.91 to 11.91         $5,287      0.00%      0.85% to 1.45%          n/a
        2007                         200,044     7.49 to 7.67      $1,499,992      0.00%      0.85% to 1.45%    -11.67% to -10.40%

   ProFunds VP
    Access VP High Yield Fund
        2011                         131,864    11.64 to 13.26     $1,654,648      1.02%      0.85% to 1.45%    -0.98% to 1.32%
        2010                         143,670    11.76 to 13.09     $1,797,968      15.82%     0.85% to 1.45%    12.99% to 14.76%
        2009                         212,610    10.68 to 11.45     $2,338,651      6.18%      0.85% to 1.45%    13.52% to 14.03%
        2008                         170,541     9.46 to 9.76      $1,626,885      10.27%     0.85% to 1.45%    -7.56% to -7.01%
        2007                         132,117    10.23 to 10.36     $1,359,264      8.34%      0.85% to 1.45%         2.32%

    Asia 30
        2011                          51,003     9.00 to 9.88        $482,019      0.02%      0.85% to 1.45%    -29.15% to -28.12%
        2010                         130,438    12.52 to 13.91     $1,755,102      0.05%      0.85% to 1.45%    10.16% to 12.44%
        2009                         319,585    11.33 to 12.37     $3,857,475      0.78%      0.85% to 1.45%    49.42% to 52.21%
        2008                         343,564     7.74 to 8.13      $2,732,456      0.86%      0.85% to 1.45%    -52.36% to -51.46%
        2007                         150,329    16.24 to 16.74     $2,480,188      0.10%      0.85% to 1.45%    43.14% to 45.83%

    Banks
        2011                           6,097     2.68 to 2.87         $16,505      0.00%      0.85% to 1.45%    -28.92% to -28.02%
        2010                          86,631     3.76 to 4.08        $340,287      0.46%      0.85% to 1.45%     5.14% to 6.67%
        2009                          15,345     3.58 to 3.78         $56,946      7.38%      0.85% to 1.45%    -7.08% to -6.19%
        2008                          15,668     3.83 to 4.02         $61,364      25.00%     0.85% to 1.45%    -48.21% to -48.21%
        2007                             874         7.55              $6,601      5.26%      0.85% to 1.45%        -33.71%

    Basic Materials
        2011                          16,784    9.32 to 10.29        $163,287      0.18%      0.85% to 1.45%    -18.79% to -17.44%
        2010                         116,286    11.28 to 12.61     $1,404,831      0.54%      0.85% to 1.45%    24.99% to 28.02%
        2009                         210,561     9.02 to 9.85      $1,992,679      0.42%      0.85% to 1.45%    56.47% to 59.88%
        2008                          83,270     5.77 to 6.11        $493,004      0.89%      0.85% to 1.45%    -52.91% to -52.17%
        2007                          43,055    12.44 to 12.80       $539,535      0.12%      0.85% to 1.45%    28.17% to 28.69%

    Bear
        2011                         124,106     5.83 to 6.74        $787,691      0.00%      0.85% to 1.45%    -11.57% to -10.06%
        2010                          55,228     6.84 to 7.49        $395,869      0.00%      0.85% to 1.45%    -20.43% to -18.86%
        2009                         126,631     8.41 to 9.24      $1,124,150      0.47%      0.85% to 1.45%    -30.49% to -28.98%
        2008                         123,355    12.17 to 12.88     $1,548,508      0.40%      0.85% to 1.45%    35.85% to 37.28%
        2007                           6,311     9.14 to 9.30         $58,119      4.20%      0.85% to 1.45%          n/a

    Biotechnology
        2011                           9,240    9.96 to 10.88         $96,619      0.00%      0.85% to 1.45%     3.21% to 4.61%
        2010                          13,262    9.76 to 10.40        $134,319      0.00%      0.85% to 1.45%     2.46% to 3.18%
        2009                          15,930    9.56 to 10.19        $156,845      0.00%      0.85% to 1.45%     0.65% to 2.02%
        2008                           8,918    9.54 to 10.02         $86,875      0.00%      0.85% to 1.45%    -0.88% to 0.42%
        2007                           3,534     9.76 to 9.98         $34,638      0.00%      0.85% to 1.45%    -3.80% to -3.65%

    Bull
        2011                         292,726     8.05 to 9.15      $2,548,212      0.00%      0.85% to 1.45%    -3.48% to -1.29%
        2010                         239,419     8.28 to 9.27      $2,128,414      0.15%      0.85% to 1.45%    8.60% to 11.01%
        2009                         519,948     7.65 to 8.31      $4,146,270      0.15%      0.85% to 1.45%    20.37% to 21.88%
        2008                          20,170     6.45 to 6.67        $132,884      0.00%      0.85% to 1.45%    -39.21% to -39.12%
        2007                          18,861    10.80 to 10.86       $204,524      0.14%      0.85% to 1.45%     0.83% to 0.98%

    Consumer Goods
        2011                          72,391    11.00 to 12.32       $826,481      1.08%      0.85% to 1.45%     3.38% to 5.46%
        2010                         179,305    10.54 to 11.68     $1,982,574      0.46%      0.85% to 1.45%    13.90% to 15.56%
        2009                           6,786    9.52 to 10.04         $65,359      1.38%      0.85% to 1.45%          n/a
        2008                             446     8.04 to 8.22          $3,617      30.37%     0.85% to 1.45%          n/a
        2007                             706    11.44 to 11.51         $8,087      0.59%      0.85% to 1.45%          n/a

    Consumer Services
        2011                          34,452    9.42 to 10.64        $342,150      0.00%      0.85% to 1.45%     1.83% to 4.04%
        2010                         111,478    9.18 to 10.27      $1,091,045      0.00%      0.85% to 1.45%    16.98% to 19.52%
        2009                          17,944     7.85 to 8.50        $145,921      0.00%      0.85% to 1.45%    27.51% to 27.51%
        2008                             340     6.40 to 6.42          $2,185      0.00%      0.85% to 1.45%    -33.22% to -33.12%
        2007                             317     9.58 to 9.60          $3,046      0.00%      0.85% to 1.45%    -10.70% to -10.57%

    Dow 30
        2011                          80,134    8.90 to 10.14        $750,451      0.00%      0.85% to 1.45%     0.08% to 2.41%
        2010                          16,857     8.90 to 9.91        $155,833      0.00%      0.85% to 1.45%     6.21% to 8.68%
        2009                          11,767     8.38 to 9.11        $101,032      1.48%      0.85% to 1.45%          n/a
        2008                           4,573     7.61 to 7.83         $35,724      0.53%      0.85% to 1.45%          n/a
        2007                           1,191        12.41             $14,782      0.07%      0.85% to 1.45%         10.41%

    Emerging Markets
        2011                          50,999     6.32 to 6.77        $336,086      0.00%      0.85% to 1.45%    -22.27% to -20.94%
        2010                         109,461     8.04 to 8.63        $916,817      0.00%      0.85% to 1.45%     5.89% to 8.35%
        2009                         418,832     7.58 to 7.96      $3,280,242      0.09%      0.85% to 1.45%    58.11% to 59.86%
        2008                         134,420     4.90 to 4.96        $663,484      0.03%      0.85% to 1.45%    -51.09% to -51.09%
        2007                         118,105        10.08          $1,190,766      0.00%      0.85% to 1.45%          n/a

    Europe 30
        2011                           4,273     7.39 to 7.65         $32,074      1.48%      0.85% to 1.45%    -10.73% to -10.28%
        2010                          22,270     7.78 to 8.58        $180,568      1.22%      0.85% to 1.45%    -0.85% to 1.21%
        2009                          54,984     7.79 to 8.48        $449,017      4.38%      0.85% to 1.45%    28.06% to 30.26%
        2008                           5,847     6.19 to 6.48         $37,067      2.28%      0.85% to 1.45%    -45.80% to -44.87%
        2007                          10,092    11.42 to 11.75       $116,830      7.48%      0.85% to 1.45%    11.01% to 12.81%

    Falling U.S. Dollar
        2011                          14,903     8.04 to 8.76        $126,724      0.00%      0.85% to 1.45%    -5.03% to -3.98%
        2010                          13,160     8.82 to 9.12        $117,509      0.00%      0.85% to 1.45%    -4.80% to -3.85%
        2009                          11,097     9.29 to 9.49        $103,909      1.06%      0.85% to 1.45%     1.12% to 1.37%
        2008                          33,122     9.17 to 9.28        $303,931      0.01%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Financials
        2011                          16,006     4.12 to 4.39         $67,173      0.00%      0.85% to 1.45%    -16.38% to -15.45%
        2010                          19,222     4.93 to 5.19         $95,946      0.50%      0.85% to 1.45%     7.65% to 8.84%
        2009                          74,722     4.58 to 4.86        $346,750      2.40%      0.85% to 1.45%    11.66% to 13.41%
        2008                         136,516     4.09 to 4.28        $563,595      1.61%      0.85% to 1.45%    -52.06% to -51.89%
        2007                          65,277     8.54 to 8.71        $559,738      1.82%      0.85% to 1.45%        -21.32%

    Health Care
        2011                         100,957    9.76 to 10.93      $1,023,468      0.30%      0.85% to 1.45%     6.44% to 8.58%
        2010                         186,627    9.08 to 10.06      $1,758,594      0.27%      0.85% to 1.45%    -0.14% to 1.01%
        2009                         133,041     9.38 to 9.78      $1,255,925      0.63%      0.85% to 1.45%    16.08% to 17.42%
        2008                         161,382     7.92 to 8.42      $1,308,798      0.32%      0.85% to 1.45%    -26.61% to -26.36%
        2007                         100,227    10.91 to 11.24     $1,103,880      0.00%      0.85% to 1.45%         3.67%

    Industrials
        2011                           6,135     8.44 to 9.25         $54,209      0.92%      0.85% to 1.45%    -4.87% to -3.44%
        2010                          66,309     8.72 to 9.71        $619,538      0.49%      0.85% to 1.45%    19.26% to 21.85%
        2009                          19,078     7.31 to 7.91        $144,527      0.66%      0.85% to 1.45%    20.31% to 21.82%
        2008                           3,186     6.21 to 6.42         $19,828      0.28%      0.85% to 1.45%    -42.31% to -41.58%
        2007                           3,516    10.77 to 11.08        $38,054      0.00%      0.85% to 1.45%          n/a

    International
        2011                          15,256     5.53 to 5.79         $85,216      0.00%      0.85% to 1.45%    -16.87% to -15.95%
        2010                          29,369     6.65 to 6.94        $198,707      0.00%      0.85% to 1.45%     4.62% to 5.78%
        2009                           2,575     6.36 to 6.51         $16,690      0.04%      0.85% to 1.45%          n/a
        2008                           2,283     5.25 to 5.34         $12,099      28.31%     0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Internet
        2011                          14,959    11.38 to 12.50       $178,195      0.00%      0.85% to 1.45%    -9.93% to -8.43%
        2010                          54,621    12.52 to 13.88       $727,375      0.00%      0.85% to 1.45%    31.02% to 33.53%
        2009                          35,335    9.69 to 10.39        $355,848      0.00%      0.85% to 1.45%    71.70% to 73.68%
        2008                          20,420     5.64 to 5.82        $115,647      0.00%      0.85% to 1.45%    -46.52% to -45.95%
        2007                          17,586    10.58 to 10.89       $186,420      1.62%      0.85% to 1.45%          n/a

    Japan
        2011                          53,686     4.20 to 4.20        $225,339      0.00%      0.85% to 1.45%    -20.07% to -20.07%
        2010                          81,428     4.83 to 5.38        $421,503      0.00%      0.85% to 1.45%    -8.57% to -8.29%
        2009                          35,331     5.63 to 5.85        $202,206      1.26%      0.85% to 1.45%         8.25%
        2008                          65,161     4.88 to 5.29        $344,642      10.78%     0.85% to 1.45%        -41.96%
        2007                          20,635     9.11 to 9.16        $188,086      20.73%     0.85% to 1.45%    -11.81% to -11.50%

    Large-Cap Growth
        2011                          48,648    9.13 to 10.37        $478,329      0.00%      0.85% to 1.45%    -0.56% to 1.70%
        2010                         105,792    9.16 to 10.25      $1,037,910      0.03%      0.85% to 1.45%    9.51% to 11.61%
        2009                          27,406     8.46 to 9.14        $242,991      0.00%      0.85% to 1.45%    25.52% to 27.42%
        2008                          46,257     6.79 to 7.07        $324,839      0.00%      0.85% to 1.45%    -37.27% to -36.67%
        2007                          46,285    10.90 to 11.21       $514,296      0.00%      0.85% to 1.45%         4.88%

    Large-Cap Value
        2011                         127,839     7.23 to 8.08        $976,623      0.27%      0.85% to 1.45%    -4.38% to -2.65%
        2010                         185,593     7.63 to 8.34      $1,499,058      0.15%      0.85% to 1.45%    9.72% to 11.33%
        2009                           9,387     7.07 to 7.46         $68,585      0.15%      0.85% to 1.45%    17.04% to 17.33%
        2008                          37,790     6.20 to 6.26        $235,542      1.33%      0.85% to 1.45%    -41.68% to -41.53%
        2007                           8,203    10.66 to 10.75        $87,644      0.43%      0.85% to 1.45%    -1.80% to -1.40%

    Mid-Cap
        2011                          31,597     8.37 to 9.20        $275,239      0.00%      0.85% to 1.45%    -7.20% to -5.84%
        2010                          34,429     9.12 to 9.69        $326,597      0.00%      0.85% to 1.45%    20.63% to 22.14%
        2009                         110,587     7.68 to 7.97        $868,706      0.00%      0.85% to 1.45%          n/a
        2008                           1,025     6.00 to 6.00          $6,152      1.01%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Mid-Cap Growth
        2011                          31,210    9.46 to 10.69        $312,125      0.00%      0.85% to 1.45%    -6.28% to -4.24%
        2010                         144,615    9.98 to 11.16      $1,548,426      0.00%      0.85% to 1.45%    24.32% to 26.63%
        2009                          75,328     8.24 to 8.85        $649,763      0.00%      0.85% to 1.45%    34.10% to 35.71%
        2008                           8,137     6.18 to 6.38         $51,504      0.00%      0.85% to 1.45%    -40.12% to -39.97%
        2007                          71,363    10.38 to 10.71       $752,104      0.00%      0.85% to 1.45%     9.36% to 9.52%

    Mid-Cap Value
        2011                          20,074     8.20 to 9.16        $173,898      0.37%      0.85% to 1.45%    -7.08% to -5.26%
        2010                          46,914     8.68 to 9.66        $430,499      2.32%      0.85% to 1.45%    16.49% to 18.60%
        2009                          21,898     7.57 to 8.17        $173,569      1.23%      0.85% to 1.45%    26.62% to 28.41%
        2008                          12,651     5.99 to 6.22         $77,820      0.00%      0.85% to 1.45%    -38.34% to -37.56%
        2007                          24,955    9.73 to 10.01        $247,603      1.86%      0.85% to 1.45%    -2.18% to -1.04%

    Money Market
        2011                       2,232,648     8.64 to 9.98     $21,228,020      0.02%      0.85% to 1.45%    -3.75% to -1.27%
        2010                       2,719,643    8.97 to 10.11     $26,097,031      0.02%      0.85% to 1.45%    -3.76% to -1.27%
        2009                       3,131,362    9.32 to 10.24     $30,776,897      0.04%      0.85% to 1.45%    -3.60% to -1.26%
        2008                       3,644,923    9.73 to 10.37     $36,756,488      0.47%      0.85% to 1.45%    -2.69% to -0.47%
        2007                       1,181,204    10.03 to 10.42    $12,092,204      6.23%      0.85% to 1.45%     0.17% to 2.31%

    Oil & Gas
        2011                         200,734    10.05 to 11.13     $2,066,750      0.18%      0.85% to 1.45%    -1.12% to 0.68%
        2010                         319,228    10.00 to 11.18     $3,337,725      0.34%      0.85% to 1.45%    13.77% to 16.24%
        2009                         273,281     8.87 to 9.62      $2,486,236      0.00%      0.85% to 1.45%    11.58% to 13.72%
        2008                         179,185     6.78 to 8.38      $1,449,233      0.00%      0.85% to 1.45%    -38.97% to -37.92%
        2007                         167,537    13.13 to 13.50     $2,224,050      0.00%      0.85% to 1.45%    28.93% to 29.97%

    NASDAQ-100
        2011                          41,081    10.34 to 11.78       $458,707      0.00%      0.85% to 1.45%    -2.22% to 0.05%
        2010                         376,111    10.58 to 11.83     $4,225,843      0.00%      0.85% to 1.45%    13.95% to 16.72%
        2009                         358,797    9.25 to 10.14      $3,472,874      0.00%      0.85% to 1.45%    47.15% to 49.00%
        2008                          17,227     6.41 to 6.63        $111,549      0.00%      0.85% to 1.45%        -44.25%
        2007                          13,106    11.55 to 11.85       $151,767      0.00%      0.85% to 1.45%         15.34%

    Pharmaceuticals
        2011                          27,507    10.23 to 11.37       $290,719      0.16%      0.85% to 1.45%    12.37% to 14.35%
        2010                          17,298     9.16 to 9.94        $163,160      0.89%      0.85% to 1.45%    -2.74% to -1.36%
        2009                           7,417     9.44 to 9.94         $73,029      1.69%      0.85% to 1.45%    14.52% to 14.70%
        2008                           1,160     8.61 to 8.65         $10,002      1.52%      0.85% to 1.45%    -21.15% to -21.03%
        2007                           1,287    10.92 to 10.95        $14,064      2.96%      0.85% to 1.45%         0.38%

    Precious Metals
        2011                         290,349    8.84 to 10.02      $2,670,882      0.00%      0.85% to 1.45%    -21.99% to -20.26%
        2010                         416,773    11.23 to 12.56     $4,898,793      0.00%      0.85% to 1.45%    28.11% to 31.21%
        2009                         320,379     8.77 to 9.57      $2,934,499      1.08%      0.85% to 1.45%    30.86% to 33.25%
        2008                         114,794     6.78 to 7.12        $796,192      3.33%      0.85% to 1.45%    -32.88% to -31.83%
        2007                          92,297    10.18 to 10.44       $953,254      1.84%      0.85% to 1.45%    19.24% to 20.14%

    Real Estate
        2011                          15,319     7.91 to 8.82        $125,302      0.00%      0.85% to 1.45%     1.36% to 3.14%
        2010                         101,382     7.72 to 8.47        $806,391      4.47%      0.85% to 1.45%    20.59% to 22.77%
        2009                          97,817     6.38 to 6.97        $646,329      10.60%     0.85% to 1.45%    23.99% to 25.49%
        2008                           2,068     5.43 to 5.26         $11,083      0.00%      0.85% to 1.45%    -43.06% to -42.37%
        2007                          15,376     9.21 to 9.42        $142,186      1.79%      0.85% to 1.45%    -21.81 to -21.13%

    Rising Rates Opportunity
        2011                         302,664     3.10 to 3.50        $995,205      0.00%      0.85% to 1.45%    -39.77% to -38.46%
        2010                         779,978     5.14 to 5.75      $4,279,873      0.00%      0.85% to 1.45%    -18.92% to -17.11%
        2009                         221,982     6.40 to 6.94      $1,487,884      0.31%      0.85% to 1.45%    28.41% to 29.70%
        2008                          15,745     5.03 to 5.23         $81,177      3.69%      0.85% to 1.45%    -39.97% to -39.14%
        2007                           7,056     8.41 to 8.65         $60,495      64.55%     0.85% to 1.45%    -7.04% to -6.66%

    Semiconductor
        2011                           3,232     7.27 to 7.74         $23,887      0.10%      0.85% to 1.45%    -5.94% to -5.94%
        2010                           5,449     7.83 to 8.30         $44,313      0.04%      0.85% to 1.45%    8.87% to 10.24%
        2009                         241,377     7.04 to 7.69      $1,785,948      0.00%      0.85% to 1.45%          n/a
        2008                             176     4.64 to 4.64            $816      0.00%      0.85% to 1.45%          n/a
        2007                             172         9.48              $1,633      0.00%      0.85% to 1.45%         4.81%

    Short Dow 30
        2011                           8,145     4.88 to 5.40         $42,372      0.00%      0.85% to 1.45%    -15.81% to -14.29%
        2010                           5,046     5.79 to 6.30         $31,215      0.00%      0.85% to 1.45%    -24.25% to -22.87%
        2009                           2,802     7.65 to 8.17         $22,342      0.00%      0.85% to 1.45%        -27.42%
        2008                           4,182    10.67 to 11.02        $45,384      0.44%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short Emerging Markets
        2011                           3,583     5.38 to 5.64         $19,621      0.00%      0.85% to 1.45%     7.51% to 8.75%
        2010                         143,188     4.90 to 5.26        $723,077      0.00%      0.85% to 1.45%    -21.03% to -20.44%
        2009                           4,499     6.27 to 6.37         $28,600      0.00%      0.85% to 1.45%        -50.11%
        2008                             183    12.70 to 12.70         $2,322      0.16%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short International
        2011                          14,422     7.54 to 7.94        $111,648      0.00%      0.85% to 1.45%    -1.30% to -0.06%
        2010                          12,681     7.64 to 7.94         $98,759      0.00%      0.85% to 1.45%    -16.97% to -16.26%
        2009                          20,401     9.31 to 9.59        $191,873      -0.01%     0.85% to 1.45%    -32.17% to -32.00%
        2008                           1,134    13.72 to 13.76        $15,593      0.02%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short Mid-Cap
        2011                           1,105     4.88 to 5.10          $5,516      0.00%      0.85% to 1.45%    -11.02% to -10.31%
        2010                           1,045     5.48 to 5.69          $5,840      0.00%      0.85% to 1.45%    -28.11% to -27.53%
        2009                          69,524     7.42 to 8.14        $542,722      0.89%      0.85% to 1.45%    -37.68% to -36.39%
        2008                          50,054    12.01 to 12.69       $614,579      0.11%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short NASDAQ-100
        2011                         131,562     4.58 to 5.08        $643,248      0.00%      0.85% to 1.45%    -13.20% to -12.03%
        2010                           6,774     5.28 to 5.57         $36,308      0.00%      0.85% to 1.45%    -23.59% to -22.86%
        2009                          92,336     6.72 to 7.38        $653,427      1.27%      0.85% to 1.45%    -42.76% to -41.57%
        2008                          64,964    11.86 to 12.52       $787,309      0.32%      0.85% to 1.45%    44.50% to 44.72%
        2007                          18,685     8.45 to 8.62        $160,943      3.48%      0.85% to 1.45%          n/a

    Short Small-Cap
        2011                          38,369     4.51 to 5.05        $187,119      0.00%      0.85% to 1.45%    -11.86% to -10.75%
        2010                          29,056     5.30 to 5.78        $160,529      0.00%      0.85% to 1.45%    -31.22% to -29.93%
        2009                         205,275     7.54 to 8.28      $1,622,914      1.10%      0.85% to 1.45%    -34.77% to -33.41%
        2008                          76,750    11.66 to 12.32       $914,786      0.40%      0.85% to 1.45%         20.83%
        2007                             764         9.90              $7,560      4.16%      0.85% to 1.45%         1.78%

    Small-Cap
        2011                         181,279     7.83 to 8.87      $1,532,704      0.00%      0.85% to 1.45%    -8.90% to -7.10%
        2010                          70,004     8.60 to 9.42        $631,227      0.00%      0.85% to 1.45%    20.50% to 22.87%
        2009                         169,877     7.13 to 7.74      $1,281,454      0.00%      0.85% to 1.45%    21.98% to 23.82%
        2008                           9,677     5.89 to 6.13         $58,323      0.51%      0.85% to 1.45%    -36.69% to -36.56%
        2007                           3,000     9.53 to 9.71         $28,846      0.12%      0.85% to 1.45%    -4.79% to -4.16%

    Small-Cap Growth
        2011                          14,124    9.00 to 10.06        $133,683      0.00%      0.85% to 1.45%    -2.05% to -0.12%
        2010                         102,231    9.04 to 10.07        $996,080      0.00%      0.85% to 1.45%    21.28% to 23.98%
        2009                          71,490     7.48 to 8.15        $553,261      0.00%      0.85% to 1.45%    22.13% to 23.61%
        2008                           3,180     6.21 to 6.42         $20,161      0.00%      0.85% to 1.45%        -35.83%
        2007                          14,157    9.77 to 10.01        $140,143      0.00%      0.85% to 1.45%         -1.83%

    Small-Cap Value
        2011                          12,137     7.75 to 8.65         $98,851      0.00%      0.85% to 1.45%    -7.26% to -5.43%
        2010                          32,737     8.22 to 9.15        $284,341      0.22%      0.85% to 1.45%    18.14% to 20.23%
        2009                           6,385     7.03 to 7.56         $46,931      0.32%      0.85% to 1.45%    16.49% to 18.02%
        2008                          18,045     5.82 to 6.30        $112,531      0.00%      0.85% to 1.45%    -32.91% to -32.06%
        2007                           6,005     9.08 to 9.29         $55,558      0.00%      0.85% to 1.45%    -10.12% to -9.02%

    Technology
        2011                          20,526    9.73 to 10.69        $208,258      0.00%      0.85% to 1.45%    -4.13% to -3.03%
        2010                          27,164    10.23 to 11.02       $286,738      0.00%      0.85% to 1.45%     7.25% to 8.70%
        2009                         170,332    9.41 to 10.27      $1,673,080      0.00%      0.85% to 1.45%    56.50% to 58.47%
        2008                         109,427     6.35 to 6.14        $677,277      0.00%      0.85% to 1.45%    -46.06% to -45.38%
        2007                          74,806    11.39 to 11.72       $856,280      0.00%      0.85% to 1.45%    11.29% to 12.26%

    Telecommunications
        2011                           3,049     9.03 to 9.62         $28,624      6.35%      0.85% to 1.45%    -1.24% to -0.29%
        2010                           4,260     9.15 to 9.61         $40,645      0.45%      0.85% to 1.45%    12.16% to 13.23%
        2009                         198,659     7.95 to 8.68      $1,658,628      0.33%      0.85% to 1.45%     3.42% to 5.46%
        2008                          13,244     7.71 to 8.13        $105,624      9.47%      0.85% to 1.45%    -36.37% to -35.92%
        2007                           3,528    12.35 to 12.57        $44,174      0.81%      0.85% to 1.45%    12.35% to 12.57%

    U.S. Government Plus
        2011                          77,715    15.97 to 18.08     $1,331,177      0.37%      0.85% to 1.45%    38.60% to 41.53%
        2010                          46,903    11.41 to 12.71       $561,226      2.27%      0.85% to 1.45%     6.58% to 7.97%
        2009                          18,971    10.93 to 11.47       $214,117      0.03%      0.85% to 1.45%    -34.28% to -33.92%
        2008                          16,795    16.90 to 17.54       $290,233      1.21%      0.85% to 1.45%    46.84% to 47.43%
        2007                           5,126    11.82 to 11.90        $60,715      2.74%      0.85% to 1.45%          n/a

    Ultra Bull
        2011                         137,889     5.26 to 5.79        $730,987      0.00%      0.85% to 1.45%    -7.87% to -6.29%
        2010                         506,783     5.59 to 6.25      $2,996,271      0.00%      0.85% to 1.45%    17.73% to 20.59%
        2009                       1,078,940     4.73 to 5.18      $5,360,014      0.89%      0.85% to 1.45%    41.07% to 42.63%
        2008                          19,004     3.52 to 3.62         $67,527      3.40%      0.85% to 1.45%    -68.19% to -67.85%
        2007                          26,414    11.04 to 11.28       $293,661      0.79%      0.85% to 1.45%    -1.60% to -0.71%

    Ultra Mid-Cap
        2011                          56,304     5.86 to 6.40        $338,096      0.00%      0.85% to 1.45%    -16.28% to -15.14%
        2010                         131,286     6.89 to 7.71        $960,431      0.00%      0.85% to 1.45%    45.11% to 47.60%
        2009                         102,960     4.88 to 5.22        $513,082      0.15%      0.85% to 1.45%    61.45% to 63.48%
        2008                          68,807     2.69 to 3.19        $214,672      2.63%      0.85% to 1.45%    -68.29% to -67.90%
        2007                          30,158     9.65 to 9.93        $295,434      2.52%      0.85% to 1.45%     2.82% to 4.12%

    Ultra NASDAQ-100
        2011                          14,073     8.61 to 9.62        $128,135      0.00%      0.85% to 1.45%    -4.59% to -3.10%
        2010                          33,228     8.94 to 9.73        $309,784      0.00%      0.85% to 1.45%    30.32% to 32.68%
        2009                         391,866     6.84 to 7.50      $2,828,106      0.00%      0.85% to 1.45%    111.81% to 116.52%
        2008                         494,338     3.26 to 3.46      $1,666,194      0.00%      0.85% to 1.45%    -73.55% to -73.10%
        2007                         173,463    12.46 to 12.87     $2,200,943      0.00%      0.85% to 1.45%         25.74%

    Ultra Short Dow30
        2011                          96,357     3.09 to 3.37        $302,485      0.00%      0.85% to 1.45%    -30.85% to -29.84%
        2010                         105,482     4.49 to 4.72        $478,261      0.00%      0.85% to 1.45%    -35.92% to -34.89%
        2009                          57,058     7.01 to 7.25        $404,663      0.11%      0.85% to 1.45%        -47.02%
        2008                           6,611    13.40 to 13.69        $89,831      11.37%     0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Ultra Short NASDAQ-100
        2011                         156,601     2.53 to 2.73        $407,820      0.00%      0.85% to 1.45%    -24.85% to -23.64%
        2010                         479,721     3.39 to 3.63      $1,670,172      0.00%      0.85% to 1.45%    -43.06% to -42.05%
        2009                          53,528     5.97 to 6.19        $327,089      0.46%      0.85% to 1.45%    -65.08% to -64.97%
        2008                          27,850    17.36 to 17.59       $485,785      2.47%      0.85% to 1.45%          n/a
        2007                             833         9.80              $8,165      0.00%      0.85% to 1.45%          n/a

    Ultra Small-Cap
        2011                          10,090     4.21 to 4.58         $55,235      0.00%      0.85% to 1.45%    -21.27% to -20.08%
        2010                         168,411     5.18 to 5.80        $931,565      0.00%      0.85% to 1.45%    43.56% to 46.38%
        2009                          63,475     3.68 to 3.94        $241,258      0.29%      0.85% to 1.45%    36.37% to 38.23%
        2008                          80,726     2.70 to 2.86        $225,087      0.99%      0.85% to 1.45%    -67.11% to -66.63%
        2007                          35,465     8.36 to 8.57        $299,996      0.47%      0.85% to 1.45%          n/a

    Utilities
        2011                          79,588    10.71 to 12.20       $905,158      1.68%      0.85% to 1.45%    13.42% to 15.59%
        2010                          29,135    9.53 to 10.41        $289,918      0.36%      0.85% to 1.45%     2.72% to 4.11%
        2009                          24,366     9.47 to 9.95        $238,605      3.65%      0.85% to 1.45%     7.36% to 8.76%
        2008                           7,762     8.82 to 9.23         $69,402      8.09%      0.85% to 1.45%    -32.82% to -31.66%
        2007                          11,379    13.13 to 13.51       $150,868      0.47%      0.85% to 1.45%    12.53% to 13.61%

   Van Eck Variable Insurance Portfolio
    Global Hard Assets Fund
        2011                         551,348    10.77 to 41.64    $16,260,669      1.18%      0.85% to 1.45%    -19.44% to -17.24%
        2010                         564,648    13.48 to 50.67    $20,767,055      0.32%      0.85% to 1.45%    24.50% to 28.01%
        2009                         536,922    10.78 to 39.86    $16,440,870      0.24%      0.85% to 1.45%    51.74% to 56.05%
        2008                         476,308    7.15 to 25.72      $9,533,690      0.38%      0.85% to 1.45%    -48.02% to -46.64%
        2007                         528,838    13.80 to 48.54    $20,156,629      0.10%      0.85% to 1.45%    40.76% to 43.98%

    Emerging Markets Fund
        2011                         112,496    12.97 to 29.81     $2,818,092      1.10%      0.95% to 1.40%    -28.18% to -26.44%
        2010                         125,306    19.76 to 41.94     $4,386,760      0.56%      0.95% to 1.40%    22.67% to 25.64%
        2009                         324,446    15.89 to 33.62     $8,612,330      0.07%      0.95% to 1.40%    106.16% to 111.16%
        2008                         170,422    7.61 to 15.74      $2,158,848      0.00%      0.95% to 1.40%    -65.95% to -65.11%
        2007                         238,513    22.03 to 46.28     $8,978,925      0.39%      0.95% to 1.40%    33.06% to 36.31%

    Global Bond Fund
        2011                         183,521    12.10 to 17.87     $3,067,936      5.20%      0.95% to 1.40%     5.95% to 7.12%
        2010                          93,668    11.89 to 16.68     $1,489,311      3.73%      0.95% to 1.40%     4.04% to 5.19%
        2009                         105,610    11.43 to 15.86     $1,583,454      2.32%      0.95% to 1.40%     3.83% to 4.98%
        2008                          62,748    11.00 to 15.11       $873,368      8.48%      0.95% to 1.40%     1.50% to 2.63%
        2007                          34,174    10.83 to 14.72       $474,634      4.86%      0.95% to 1.40%     7.47% to 8.67%

    Worldwide Real Estate Fund
        2009                               -          -                    $0      0.00%      0.95% to 1.40%          n/a
        2008                         199,002    5.06 to 12.74      $1,435,883      5.57%      0.95% to 1.40%    -56.61% to -55.54%
        2007                         183,261    11.44 to 28.65     $3,480,080      0.99%      0.95% to 1.40%    -2.45% to -0.07%

   Janus Aspen Series
    Growth and Income Portfolio
        2010                               -          -                    $0      0.97%      0.95% to 1.40%          n/a
        2009                          23,509    9.79 to 13.77        $309,512      0.80%      0.95% to 1.40%    35.98% to 37.97%
        2008                          30,073     7.17 to 9.98        $287,516      0.79%      0.95% to 1.40%    -42.57% to -41.73%
        2007                          40,934    12.44 to 17.12       $672,799      0.00%      0.95% to 1.40%     6.16% to 7.72%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2011                       2,863,511    12.28 to 15.25    $40,725,603      2.69%      0.85% to 1.45%    -0.25% to 2.63%
        2010                       2,686,254    12.13 to 14.86    $37,862,526      2.73%      0.85% to 1.45%     4.08% to 7.08%
        2009                       2,896,668    11.63 to 13.88    $38,169,100      4.94%      0.85% to 1.45%    9.95% to 12.96%
        2008                       2,968,051    10.57 to 12.29    $34,987,198      4.66%      0.85% to 1.45%     1.08% to 3.80%
        2007                       2,778,423    10.46 to 11.84    $31,782,014      5.12%      0.85% to 1.45%     4.88% to 7.71%

    Low Duration Portfolio
        2011                         525,464    10.70 to 12.78     $6,138,598      1.56%      0.85% to 1.45%    -2.46% to 0.16%
        2010                         654,472    10.41 to 12.76     $7,768,442      1.82%      0.85% to 1.45%     1.57% to 4.29%
        2009                       1,060,821    10.25 to 12.24    $12,158,287      1.64%      0.85% to 1.45%    9.31% to 12.25%
        2008                         215,399    9.38 to 10.90      $2,251,914      5.50%      0.85% to 1.45%    -3.95% to -1.36%
        2007                         119,635    9.77 to 11.05      $1,283,734      4.81%      0.85% to 1.45%     3.54% to 6.34%

    High Yield Portfolio
        2011                       1,667,630    11.20 to 16.51    $22,869,229      6.09%      0.85% to 1.45%    -0.60% to 2.37%
        2010                       1,329,415    11.27 to 16.13    $17,908,306      7.43%      0.85% to 1.45%    10.19% to 13.37%
        2009                       1,258,883    10.28 to 14.22    $15,371,046      7.52%      0.85% to 1.45%    35.04% to 38.94%
        2008                         593,773    7.61 to 10.24      $5,456,913      7.52%      0.85% to 1.45%    -26.04% to -24.24%
        2007                         510,428    10.43 to 13.51     $6,565,689      7.48%      0.85% to 1.45%     0.07% to 2.52%

    Real Return Portfolio
        2011                         480,504    12.20 to 16.03     $6,979,131      2.56%      0.85% to 1.45%    7.57% to 10.61%
        2010                         450,280    11.34 to 14.49     $6,043,790      1.57%      0.85% to 1.45%     4.28% to 7.08%
        2009                         629,988    10.95 to 13.53     $7,976,259      2.81%      0.85% to 1.45%    14.18% to 17.24%
        2008                         369,693    9.57 to 11.54      $3,985,026      5.88%      0.85% to 1.45%    -10.11% to -7.91%
        2007                         288,934    10.78 to 12.53     $3,493,905      4.69%      0.85% to 1.45%     6.97% to 9.58%

    All Asset Portfolio
        2011                         158,271    11.44 to 12.89     $1,927,813      7.07%      0.85% to 1.45%    -1.57% to 0.51%
        2010                         115,843    11.51 to 12.82     $1,404,847      6.74%      0.85% to 1.45%    9.28% to 11.43%
        2009                          80,190    10.71 to 11.50       $893,702      2.25%      0.85% to 1.45%    13.23% to 14.76%
        2008                          76,942     9.14 to 9.57        $753,352      8.63%      0.85% to 1.45%    -17.53% to -17.53%
        2007                             931        11.48             $10,693      7.45%      0.85% to 1.45%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2011                         201,670    7.47 to 10.44      $1,981,673      0.54%      0.85% to 1.45%    -2.98% to -0.27%
        2010                         422,174    7.70 to 10.47      $4,161,507      0.59%      0.85% to 1.45%    25.40% to 28.89%
        2009                         339,009     6.14 to 8.12      $2,650,161      1.12%      0.85% to 1.45%    23.53% to 26.47%
        2008                         363,402     5.04 to 6.42      $2,251,894      0.70%      0.85% to 1.45%    -36.14% to -34.65%
        2007                         369,447     8.15 to 9.83      $3,526,618      1.06%      0.85% to 1.45%    -19.17% to -17.28%

    Large Cap Value Fund
        2011                         136,719     8.90 to 9.78      $1,282,843      0.38%      0.95% to 1.40%    -8.89% to -7.93%
        2010                          27,903    9.77 to 10.63        $290,585      0.66%      0.95% to 1.40%    9.00% to 10.15%
        2009                          40,242     8.96 to 9.65        $382,326      1.66%      0.95% to 1.40%    15.98% to 17.20%
        2008                          43,479     7.73 to 8.23        $352,852      2.07%      0.95% to 1.40%    -35.92% to -35.14%
        2007                          45,450    12.04 to 12.69       $571,961      1.94%      0.95% to 1.40%    -0.53% to 0.53%

    Mid Cap Value Fund
        2011                         418,674    10.09 to 12.60     $5,092,088      0.81%      0.95% to 1.40%    -9.37% to -7.26%
        2010                         410,725    11.09 to 13.58     $5,402,048      0.78%      0.95% to 1.40%    21.07% to 23.82%
        2009                         285,700    9.21 to 10.97      $3,038,668      2.02%      0.95% to 1.40%    28.96% to 31.89%
        2008                         210,711     7.11 to 8.32      $1,713,790      1.34%      0.95% to 1.40%    -38.77% to -37.65%
        2007                         160,330    12.47 to 13.34     $2,104,830      1.22%      0.95% to 1.40%     0.74% to 2.22%

   Nueberger Berman Advisors Management Trust
    Small Cap Growth Portfolio
        2011                          54,815     7.91 to 9.05        $480,184      0.00%      0.95% to 1.40%    -3.21% to -1.99%
        2010                         218,952     8.57 to 9.24      $1,965,677      0.00%      0.95% to 1.40%    17.19% to 18.48%
        2009                          63,556     7.38 to 7.80        $487,815      0.00%      0.95% to 1.40%    20.68% to 21.59%
        2008                          17,149     6.22 to 6.41        $108,804      0.00%      0.95% to 1.40%    -40.50% to -40.05%
        2007                          20,560    10.46 to 10.70       $217,365      0.00%      0.95% to 1.40%    -1.19% to -0.44%

    Mid-Cap Growth Portfolio
        2011                          35,758    11.90 to 14.45       $494,753      0.00%      0.95% to 1.40%    -2.11% to -0.69%
        2010                         135,682    13.33 to 14.55     $1,906,291      0.00%      0.95% to 1.40%    25.70% to 27.53%
        2009                          51,687    10.61 to 11.41       $580,166      0.00%      0.95% to 1.40%    28.23% to 30.10%
        2008                         157,314     8.27 to 8.77      $1,362,686      0.00%      0.95% to 1.40%    -44.86% to -44.05%
        2007                          94,100    14.96 to 15.67     $1,460,282      0.00%      0.95% to 1.40%    19.29% to 21.04%

    Regency Portfolio
        2011                           8,067    9.29 to 11.41         $90,083      0.28%      0.95% to 1.40%    -8.76% to -7.38%
        2010                          31,974    11.24 to 12.32       $346,183      0.40%      0.95% to 1.40%    23.13% to 24.99%
        2009                          13,231     9.14 to 9.85        $126,506      5.44%      0.95% to 1.40%    43.59% to 45.17%
        2008                         112,950     5.54 to 6.79        $746,416      0.08%      0.95% to 1.40%    -47.11% to -46.33%
        2007                         172,535    10.37 to 12.65     $2,132,570      0.13%      0.95% to 1.40%     0.84% to 2.32%

   Premier VIT
    NACM Small Cap Portfolio
        2010                               -          -                    $0      0.29%      0.95% to 1.40%          n/a
        2009                         101,920     7.47 to 8.27        $805,818      0.04%      0.95% to 1.40%    12.44% to 14.48%
        2008                          52,274     5.95 to 7.14        $362,367      0.00%      0.95% to 1.40%    -43.03% to -42.19%
        2007                          26,701    10.33 to 12.44       $312,404      0.00%      0.95% to 1.40%    -1.82% to -0.38%

    OpCap Renaissance Portfolio
        2008                               -          -                    $0      1.42%      0.95% to 1.40%          n/a
        2007                           1,103    10.87 to 11.04        $12,103      0.02%      0.95% to 1.40%     4.52% to 5.05%

   Credit Suisse Trust
    International Equity Flex II Portfolio
        2011                               -        $0.00                  $0      4.09%      0.85% to 1.45%          n/a
        2010                           4,604     6.59 to 7.10         $31,378      0.06%      0.85% to 1.45%    8.92% to 10.07%
        2009                           2,939     5.92 to 6.29         $18,030      1.32%      0.85% to 1.45%    27.17% to 29.29%
        2008                           8,878     4.65 to 4.86         $42,398      3.65%      0.85% to 1.45%    -48.65% to -47.79%
        2007                           4,884     9.03 to 9.38         $45,218      0.00%      0.85% to 1.45%          n/a

    U.S. Equity Flex II Portfolio
        2011                               -        $0.00                  $0      1.55%      0.85% to 1.45%          n/a
        2010                          12,478    9.18 to 10.03        $121,281      0.13%      0.85% to 1.45%    10.31% to 12.42%
        2009                          13,715     8.32 to 8.92        $119,844      5.98%      0.85% to 1.45%    26.14% to 27.79%
        2008                          10,749     6.74 to 6.98         $74,494      3.00%      0.85% to 1.45%    -37.74% to -37.33%
        2007                          11,248    10.92 to 11.14       $124,730      1.37%      0.85% to 1.45%    -0.39% to -0.19%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2011                         140,336    10.54 to 11.97     $1,591,230      1.63%      0.85% to 1.45%     4.85% to 7.23%
        2010                         157,637    10.05 to 11.16     $1,686,774      0.23%      0.85% to 1.45%    11.42% to 13.45%
        2009                          11,367     9.08 to 9.84        $105,247      0.93%      0.85% to 1.45%    17.91% to 19.63%
        2008                           9,316     7.70 to 8.06         $73,646      2.11%      0.85% to 1.45%    -32.22% to -31.08%
        2007                           7,692    11.36 to 11.75        $89,543      1.64%      0.85% to 1.45%          n/a

    International Value Portfolio
        2011                          13,461     6.26 to 7.01         $89,631      1.89%      0.85% to 1.45%    -21.67% to -20.29%
        2010                          14,630     7.99 to 8.67        $122,768      1.18%      0.85% to 1.45%     0.79% to 2.26%
        2009                          11,853     7.99 to 8.64         $98,657      2.02%      0.85% to 1.45%    26.41% to 28.20%
        2008                          13,696     6.37 to 6.68         $89,666      2.36%      0.85% to 1.45%    -39.46% to -38.45%
        2007                          22,091    10.55 to 10.85       $237,667      0.41%      0.85% to 1.45%     1.70% to 1.86%

    Socially Responsible Growth Fund
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2007                               -          -                    $0      0.00%      0.85% to 1.45%          n/a

   Direxion Insurance Trust
    Managed Bond Fund
        2009                               -          -                    $0      51.67%     0.85% to 1.45%          n/a
        2008                          66,521    9.83 to 10.07        $658,616      4.34%      0.85% to 1.45%    -0.10% to 0.75%
        2007                          73,715    9.82 to 10.08        $730,031      2.40%      0.85% to 1.45%    -1.87% to -0.78%

    All-Cap Equity Fund
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                         101,638     6.92 to 7.09        $706,488      0.00%      0.85% to 1.45%    -24.96% to -24.32%
        2007                         220,319     9.69 to 9.95      $2,156,412      0.47%      0.85% to 1.45%     0.00% to 1.12%

    HY Bond Fund
        2011                          16,687     9.25 to 9.79        $163,169      5.29%      0.85% to 1.45%     1.95% to 2.97%
        2010                          17,425     9.07 to 9.51        $161,172      7.44%      0.85% to 1.45%     1.03% to 2.05%
        2009                           5,311     8.95 to 9.31         $48,543      2.04%      0.85% to 1.45%     7.10% to 7.75%
        2008                         127,858     8.24 to 8.73      $1,094,039      0.67%      0.85% to 1.45%    -12.21% to -11.37%
        2007                          47,580     9.69 to 9.85        $464,137      3.24%      0.85% to 1.45%          n/a

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
        2011                          75,445     8.61 to 9.62        $679,334      1.59%      0.85% to 1.45%    -5.43% to -3.62%
        2010                          34,999     9.09 to 9.98        $329,578      0.08%      0.85% to 1.45%    8.55% to 10.63%
        2009                          22,875     8.42 to 9.02        $195,824      2.01%      0.85% to 1.45%    20.08% to 21.47%
        2008                          11,222     7.01 to 7.23         $79,445      1.93%      0.85% to 1.45%    -34.36% to -33.86%
        2007                           5,355    10.70 to 10.84        $57,681      1.91%      0.85% to 1.45%          n/a

   Morgan Stanley Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2011                          19,367    12.19 to 13.85       $251,047      2.79%      0.85% to 1.45%     3.06% to 5.40%
        2010                          27,339    11.83 to 13.14       $340,567      2.30%      0.85% to 1.45%     6.13% to 8.22%
        2009                          14,068    11.31 to 12.15       $164,309      10.64%     0.85% to 1.45%    27.35% to 27.54%
        2008                           1,634     9.28 to 9.32         $15,211      2.73%      0.85% to 1.45%    -16.79% to -16.67%
        2007                          12,845    11.15 to 11.26       $143,678      9.00%      0.85% to 1.45%     4.12% to 4.28%

    Emerging Markets Equity Portfolio
        2011                          42,646    9.23 to 10.40        $418,758      0.09%      0.85% to 1.45%    -21.05% to -19.37%
        2010                         129,035    11.53 to 12.96     $1,581,054      0.21%      0.85% to 1.45%    14.75% to 17.41%
        2009                         224,025    10.13 to 11.04     $2,354,465      0.00%      0.85% to 1.45%    64.60% to 67.50%
        2008                          27,199     6.23 to 6.53        $174,359      0.00%      0.85% to 1.45%    -58.11% to -57.41%
        2007                          24,876    14.92 to 15.37       $376,592      0.62%      0.85% to 1.45%    37.46% to 38.29%

    Mid Cap Growth Portfolio
        2011                          35,322    10.23 to 11.65       $386,996      0.24%      0.85% to 1.45%    -10.54% to -8.46%
        2010                          57,071    11.43 to 12.73       $688,148      0.00%      0.85% to 1.45%    27.47% to 30.43%
        2009                          28,965     8.97 to 9.76        $268,742      0.00%      0.85% to 1.45%    52.26% to 54.10%
        2008                           9,000     5.98 to 6.18         $54,675      3.68%      0.85% to 1.45%    -48.50% to -47.90%
        2007                          20,574    11.64 to 11.97       $244,319      0.00%      0.85% to 1.45%          n/a

    U.S. Mid Cap Value Portfolio
        2011                          10,725    9.66 to 11.00        $109,267      0.43%      0.85% to 1.45%    -2.83% to -0.92%
        2010                          15,347    9.94 to 10.89        $157,983      0.99%      0.85% to 1.45%    17.75% to 19.58%
        2009                          12,453     8.44 to 9.02        $108,022      0.00%      0.85% to 1.45%    34.71% to 35.25%
        2008                             588     6.37 to 6.44          $3,762      3.01%      0.85% to 1.45%          n/a
        2007                           1,457    11.28 to 11.49        $16,485      0.42%      0.85% to 1.45%          n/a

    U.S. Real Estate Portfolio
        2011                          20,353    9.28 to 10.43        $201,715      0.58%      0.85% to 1.45%     2.24% to 4.20%
        2010                          23,010    9.07 to 10.01        $222,824      0.73%      0.85% to 1.45%    25.33% to 26.78%
        2009                           2,210     7.31 to 7.66         $16,730      2.12%      0.85% to 1.45%    24.32% to 25.95%
        2008                           3,321     5.88 to 6.08         $19,894      1.41%      0.85% to 1.45%    -40.02% to -39.29%
        2007                          13,796    9.82 to 10.10        $138,157      0.83%      0.85% to 1.45%    -19.04% to 18.92%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2011                       3,696,604    9.13 to 10.20     $36,214,488      0.00%      0.85% to 1.45%`   -7.16% to -4.91%
        2010                       2,346,071    9.83 to 10.73     $24,764,596      0.00%      0.85% to 1.45%    13.32% to 15.66%
        2009                       1,616,425     8.79 to 9.27     $14,988,870      0.00%      0.85% to 1.45%    19.06% to 19.17%
        2008                       1,739,883     7.69 to 7.78     $13,528,700      0.41%      0.85% to 1.45%    -19.62% to -19.06%
        2007                       1,707,612     9.57 to 9.61     $16,411,138      0.00%      0.85% to 1.45%    -4.30% to -3.90%

    Chariot Absolute Return All Opportunities Portfolio
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                       1,174,152     9.41 to 9.73     $11,219,989      0.00%      0.85% to 1.45%    -3.14% to -0.89%
        2009                       1,751,489     9.71 to 9.82     $17,095,601      0.00%      0.85% to 1.45%          n/a

          *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

          **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

          *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the
              percentage change from inception to the end of the period.
Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required Financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (3)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (11)

        (b)  Registered Representative Contract  (11)

(4)  (a)     Form of Flexible Premium Deferred Variable Annuity Contract (11)

 (5)  (a)    Application for Flexible Premium Deferred Variable Annuity Contract (11)

(6)   (a)    Articles of Incorporation of Midland National Life Insurance Company (3)

        (b)  By-laws of Midland National Life Insurance Company (3)

(7)   Reinsurance Agreement for contracts issued under this Registration Statement. (6)

(8)   (a)    Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (8)

(b)   Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (2)

(c)   Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (9)

(d)   Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (4)

        (e)   Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (6)

(f)      Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (10)

(g)     SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (10)

(h)     SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC.  (10)

(i)       Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (10)

(j)       Participation agreement between Midland National Life Insurance Company and BlackRock.  (12)

(k)     Participation agreement between Midland National Life Insurance Company and DWS. (12)

(l)       Participation agreement between Midland National Life Insurance Company and Eaton Vance. (12)

(m)    Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (12)

(n)     Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (12)

(o)     Participation agreement between Midland National Life Insurance Company and Ivy Funds. (12)

(p)     Participation agreement between Midland National Life Insurance Company and Legg Mason. (12)

(q)     Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (12)

(r)      Participation agreement between Midland National Life Insurance Company and Prudential. (12)

(s)     Participation agreement between Midland National Life Insurance Company and Royce Funds. (12)

(t)      Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (12)

(u)     Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (12)

(v)     Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (12)

(w)    Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (12)

(x)      Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (12)

(y)     Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (12)

(z)      Participation Agreement between Midland National Life Insurance Company and Alliancebernstein (13)

(aa)  Amendment to Participation Agreement between Midland National Life Insurance Company and American Century (13)

(bb) Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS (13)

(cc)  Participation Agreement between Midland National Life Insurance Company and Lazard (13)

(dd) Participation Agreement between Midland National Life Insurance Company and Lord Abbett (13)

(ee)  Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust (13)

(ff)    Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck

(9)   (a)   Opinion and Consent of Counsel (13)

(b)   Power of Attorney (13)

(10) (a)   Consent of Sutherland Asbill & Brennan, LLP (13)

(b)   Consent of Independent Registered Public Accounting Firm (13)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (6)

1.        Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on August 31, 1999 (File No. 333-80975)

2.        Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)

3.        Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016).

4.        Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

5.        Incorporated herein by reference to Pre-Effective Amendment No. 1   for Form N-4 on January 14, 2002 (File No. 333-71800)

6.        Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

7.        Incorporated herein by reference to Post-Effective Amendment No. 5 for form N-4 on November 24, 2004 (File No. 333-108437)

8.        Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

9.        Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

10.     Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

11.     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011  (File No. 333-176870)

12.     Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012  (File No. 333-176870)

13.     Filed herewith

14.     To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Esfandyar E. Dinshaw**..............................................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier***.................................................	President and Chief Operating Officer – Director
John J. Craig II**.........................................................	Senior Vice President & Treasurer - Director
Darron K. Ash.............................................................	Director
David C. Bratton..........................................................	Director
Roland C. Baker..........................................................	Director
Willard Bunn, III..........................................................	Director
William D. Heinz..........................................................	Director
Heather Kreager..........................................................	Director
Michael M. Masterson..................................................	Director
Cindy K. Reed**..........................................................	President, Annuity Division
William L. Lowe**.......................................................	President, Sammons Retirement Solutions
Robert R. TeKolste......................................................	Executive Vice President
Victoria E. Fimea**......................................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons **......................................................	Senior Vice President and Corporate Actuary
David Shaw **.............................................................	Senior Vice President and Chief Information Officer
Rebecca L. Luloff**....................................................	Senior Vice President, Chief Administration Officer & Assistant Secretary
Melody R.J. Jensen......................................................	Vice President, General Counsel, and Secretary
Daniel M. Kiefer..........................................................	Vice President and Chief Financial Officer
Ann Hughes**.............................................................	Vice President, Business Development - SRS
Brent A. Mardis**	Vice President, Chief Risk & Compliance Officer
Robert W. Buchanan....................................................	Vice President, New Business & Underwriting
Timothy A. Reuer........................................................	Vice President, Product Development
Teri L. Ross**.............................................................	Vice President, Annuity New Business & Agency Services
Bradley W. Rosenblatt***............................................	Vice President, Marketing and Sales Support
Kirk Evans**...............................................................	Vice President, Product Actuary & Risk Management – SRS
Michael L. Yanacheak**..............................................	2nd Vice President, Product Development - Annuity Division
Gregory S. Helms.........................................................	2nd Vice President, Policy Change & Accounting, Assistant Secretary
Diana Ronald**............................................................	2nd Vice President, Client Services & Claims and Benefits
Teresa A. Silvius***......................................................................	Assistant Vice President Variable Compliance & 38a-1 CCO
Richard T. Hicks..........................................................	Assistant Vice President, Systems Administration & Policy Accounting
Randy D. Shaull...........................................................	Assistant Vice President & Actuary
Melissa Scheuerman**.................................................	Assistant Vice President, Business Development SRS
Susan Mersereau**......................................................	Assistant Vice President, COO Broker Dealer – SRS

 *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

Item 26.  Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2011, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CCI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs de Mexico, S. de R.L. de C.V (Controladora)	Mexico	99% by BEI 1% by BEMI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BUKHI
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Briggs UK Holding Inc. (BUKHI)	Delaware	100% by CISI
Compatriot Capital, Inc. (CCI)	Delaware	100% by SEA
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Crestpark LP, Inc.	Delaware	100% by CISI
Eldridge Investors, LLC	Delaware	100% voting (no ownership) by Guggenheim Lawrence LLC
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPAM Holdings, Inc.	Delaware	100% by GPAMHL
GPAM Holdings, LLC (GPAMHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	38% by SAGE
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC (GIS)	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Lawrence LLC	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners Asset Management, LLC	Delaware	99% by GPAMHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL; 100% ownership by Eldridge Investors, LLC
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
Midland National Services Corporation, LLC	Delaware	100% by MNL
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.; 1% by Sponsor
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Note Funding, LLC	Kansas	100% by SBC
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by SPDI
Paragon Life Insurance Company of Indiana (PLICI)	Indiana	100% by PHL
Parkway Mortgage, Inc.	Delaware	100% by CISI
PLIC CRE Holdings, LLC	Delaware	100% by PLICI
PLIC Holdings, LLC (PHL)	Delaware	100% by GIHL
Property Disposition, Inc.	Delaware	100% by SFG
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc. (SAGE)	Delaware	100% by SEA
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEA
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Equity Alliance, Inc. (SEA)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Financial Network, LLC	Delaware	100% by SSI
Sammons Income Properties, Inc.	Delaware	100% by CCI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by SEA
Sammons Retirement Solutions, Inc.	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
SBC Funding, LLC	Kansas	100% by SBC
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Solberg Reinsurance Company	Iowa	100% by MNL
Sponsor Investments, L.L.C. (Sponsor)	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by CCI
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

Item 27. Number of Contract Owners

LiveWell Variable Annuity - As of August 30, 2012–

55 Non-Qualified

12 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

Sammons Financial Network, LLC, is the principal underwriter of this product.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe	Chief Executive Officer & President 4350 Westown Parkway West Des Moines, IA 50266
Susan E. Mersereau	Chief Compliance Officer 4350 Westown Parkway West Des Moines, IA 50266

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-176870) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$0	$0	$0	$0

*Represents commissions paid on the LiveWell Variable Annuity.

**Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract under Separate Account C.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 20th day of  September, 2012.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT C (REGISTRANT)

Attest:   *                                                                                   By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                    By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                      Signatures                                                                          Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

      Esfandyar E. Dinshaw                         (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

      STEVEN C. PALMITIER

/s/  *                                                                                    Director, Senior Vice President & Treasurer

      JOHN J. CRAIG, II

/s/ *                                                                         Vice President & Chief Financial Officer

      Daniel M. Kiefer                                       (Principal Financial & Accounting Officer)

/s/  *                                                                        Director

      Darron K. Ash

/s/  *                                                                        Director

      Roland C. Baker

/s/  *                                                                        Director

      David C. Bratton

/s/  *                                                                        Director

      Willard Bunn, III

/s/ *                                                                         Director

      William D. Heinz

/s/ *                                                                         Director

      Heather Kreager

/s/ *                                                                         Director

      MICHAEL M. MASTERSON

*By:  /s/ Teresa A. Silvius                                                                  Date:  September 20, 2012

                                Teresa A. Silvius

                                Attorney-in-Fact

                                Pursuant to Power of Attorney

Registration No. 333-176870

Post-Effective Amendment #2

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(8)(z)	Participation Agreement between Midland National Life Insurance Company and Alliancebernstein
24(b)(8)(aa)	Participation Agreement between Midland National Life Insurance Company and American Century
24(b)(8)(bb)	Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS
24(b)(8)(cc)	Participation Agreement between Midland National Life Insurance Company and Lazard
24(b)(8)(dd)	Participation Agreement between Midland National Life Insurance Company and Lord Abbett
24(b)(8)(ee)	Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust
24(b)(8)(ff)	Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck
24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Sutherland Asbill & Brennan, LLP
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

24(b)(8)(z)	Participation Agreement between Midland National Life Insurance Company and Alliancebernstein

                                                    PARTICIPATION AGREEMENT

AMONG

MIDLAND NATIONAL LIFE INSURANCE COMPANY,

SAMMONS FINANCIAL NETWORK, LLC,

ALLIANCEBERNSTEIN L.P.

AND

ALLIANCEBERNSTEIN INVESTMENTS, INC.

DATED AS OF

SEPTEMBER 6, 2012

PARTICIPATION AGREEMENT

THIS AGREEMENT, made and entered into as of the 6th day of September, 2012 (“Agreement”), by and among Midland National Life Insurance Company, an Iowa life insurance company (“Insurer”) (on behalf of itself and its “Separate Account,” defined below); Sammons Financial Network, LLC, a Delaware corporation (“Contracts Distributor”), the principal underwriter with respect to the Contracts referred to below; AllianceBernstein L.P., a Delaware limited partnership (“Adviser”), the investment adviser of the Fund referred to below; and AllianceBernstein Investments, Inc., a Delaware corporation (“Distributor”), the Fund’s principal underwriter (collectively, the “Parties”),

WITNESSETH THAT:

WHEREAS Insurer, the Contract Distributor, the Distributor, and AllianceBernstein Variable Products Series Fund, Inc. (the “Fund”) desire that Class B shares of the Fund’s Portfolios (the “Portfolios”; reference herein to the “Fund” includes reference to each Portfolio to the extent the context requires) be made available by Distributor to serve as underlying investment media for [those combination fixed and variable annuity contracts of Insurer that are the subject of Insurer’s Form N-4 registration statement filed with the Securities and Exchange Commission (the “SEC”), File No. 811-07772 (the “Contracts”), to be offered through Contracts Distributor and other registered broker-dealer firms as agreed to by Insurer and Contracts Distributor; and

WHEREAS the Contracts provide for the allocation of net amounts received by Insurer to separate series (the “Divisions”; reference herein to the “Separate Account” includes reference to each Division to the extent the context requires) of the Separate Account for investment in Class B shares of corresponding Portfolios of the Fund that are made available through the Separate Account to act as underlying investment media,

NOW, THEREFORE, in consideration of the mutual benefits and promises contained herein, the Fund and Distributor will make Class B shares of the Portfolios available to Insurer for this purpose at net asset value and with no sales charges, all subject to the following provisions:

Section 1.Section 1.  Additional Portfolios

The Fund has and may, from time to time, add additional Portfolios, which will become subject to this Agreement, if, upon the written consent of each of the Parties hereto, they are made available as investment media for the Contracts.

Section 2.Section 2.  Processing Transactions

1.1          2.1                Timely Pricing and Orders.

The Adviser or its designated agent will provide closing net asset value, dividend and capital gain information for each Portfolio to Insurer at the close of trading on each day (a “Business Day”) on which (a) the New York Stock Exchange is open for regular trading, (b) the Fund calculates the Portfolio’s net asset value and (c) Insurer is open for business.  The Fund or its designated agent will use its best efforts to provide this information by 6:00 p.m., Eastern time.  Insurer will use these data to calculate unit values, which in turn will be used to process transactions that receive that same Business Day’s Separate Account Division’s unit values.  Such Separate Account processing will be done the same evening, and corresponding orders with respect to Fund shares will be placed the morning of the following Business Day.  Insurer will use its best efforts to place such orders with the Fund by 10:00 a.m., Eastern time.

1.2          2.2                Timely Payments.

Insurer will transmit orders for purchases and redemptions of Fund shares to Distributor, and will wire payment for net purchases to a custodial account designated by the Fund on the day the order for Fund shares is placed, to the extent practicable.  Payment for net redemptions will be wired by the Fund to an account designated by Insurer on the same day as the order is placed, to the extent practicable, and in any event be made within six calendar days after the date the order is placed in order to enable Insurer to pay redemption proceeds within the time specified in Section 22(e) of the Investment Company Act of 1940, as amended (the “1940 Act”).

1.3          2.3                Redemption in Kind.

1.4          The Fund reserves the right to pay any portion of a redemption in kind of portfolio securities, if the Fund’s board of directors (the “Board of Directors”) determines that it would be detrimental to the best interests of shareholders to make a redemption wholly in cash.2.4      Applicable Price.

The Parties agree that Portfolio share purchase and redemption orders resulting from Contract owner purchase payments, surrenders, partial withdrawals, routine withdrawals of charges, or other transactions under Contracts will be executed at the net asset values as determined as of the close of regular trading on the New York Stock Exchange on the Business Day that Insurer receives such orders and processes such transactions, which, Insurer agrees shall occur not earlier than the Business Day prior to Distributor’s receipt of the corresponding orders for purchases and redemptions of Portfolio shares.  For the purposes of this section, Insurer shall be deemed to be the agent of the Fund for receipt of such orders from holders or applicants of contracts, and receipt by Insurer shall constitute receipt by the Fund.  All other purchases and redemptions of Portfolio shares by Insurer, will be effected at the net asset values next computed after receipt by Distributor of the order therefor, and such orders will be irrevocable.  Insurer hereby elects to reinvest all dividends and capital gains distributions in additional shares of the corresponding Portfolio at the record-date net asset values until Insurer otherwise notifies the Fund in writing, it being agreed by the Parties that the record date and the payment date with respect to any dividend or distribution will be the same Business Day.

Section 3.Section 3.  Costs and Expenses

1.1          3.1                General.

Except as otherwise specifically provided herein, each Party will bear all expenses incident to its performance under this Agreement.

1.2          3.2                Registration.

The Fund will bear the cost of its registering as a management investment company under the 1940 Act and registering its shares under the Securities Act of 1933, as amended (the “1933 Act”), and keeping such registrations current and effective; including, without limitation, the preparation of and filing with the SEC of Forms N-SAR and Rule 24f-2 Notices respecting the Fund and its shares and payment of all applicable registration or filing fees with respect to any of the foregoing.  Insurer will bear the cost of registering the Separate Account as a unit investment trust under the 1940 Act and registering units of interest under the Contracts under the 1933 Act and keeping such registrations current and effective; including, without limitation, the preparation and filing with the SEC of Forms N-SAR and Rule 24f-2 Notices respecting the Separate Account and its units of interest and payment of all applicable registration or filing fees with respect to any of the foregoing.

1.3          3.3                Other (Non-Sales-Related) Expenses.

The Fund will bear the costs of preparing, filing with the SEC, setting for printing and the distribution cost(s) of the Fund’s prospectus, statement of additional information and any amendments or supplements thereto (collectively, the “Fund Prospectus”), periodic reports to shareholders, Fund proxy material and other shareholder communications and any related requests for voting instructions from Participants (as defined below).  Insurer will bear the costs of preparing, filing with the SEC and setting for printing, the Separate Account’s prospectus, statement of additional information and any amendments or supplements thereto (collectively, the “Separate Account Prospectus”), any periodic reports to owners, annuitants or participants under the Contracts (collectively, “Participants”), and other Participant communications.  The Fund and Insurer each will bear the costs of printing in quantity and delivering to existing Participants the documents as to which it bears the cost of preparation as set forth above in this Section 3.3, it being understood that reasonable cost allocations will be made in cases where any such Fund and Insurer documents are printed or mailed on a combined or coordinated basis.  If requested by Insurer, the Fund will provide annual Prospectus text to Insurer on diskette for printing and binding with the Separate Account Prospectus.

1.4          3.4                Other Sales-Related Expenses.

Expenses of distributing  the Contracts and indirectly the Portfolio’s shares will be paid by Contracts Distributor and other parties, as they shall determine by separate agreement.

1.5          3.5                Parties to Cooperate.

The Adviser, Insurer, Contracts Distributor, and Distributor each agrees to cooperate with the others, as applicable, in arranging to print, mail and/or deliver combined or coordinated prospectuses or other materials of the Fund and Separate Account.

Section 4.Section 4.  Legal Compliance

1.1          4.1                Tax Laws.

(a)        The Adviser will use its best efforts to qualify and to maintain qualification of each Portfolio as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the Adviser or Distributor will notify Insurer immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

(b)        Insurer represents that it believes, in good faith, that the Contracts will be treated as annuity contracts under applicable provisions of the Code and that it will make every effort to maintain such treatment.  Insurer will notify the Fund and Distributor promptly upon having a reasonable basis for believing that any of the Contracts have ceased to be so treated or that they might not be so treated in the future.

(c)        The Fund will use its best efforts to comply and to maintain each Portfolio’s compliance with the diversification requirements set forth in Section 817(h) of the Code and Section 1.817-5(b) of the regulations under the Code, and the Fund, Adviser or Distributor will notify Insurer immediately upon having a reasonable basis for believing that a Portfolio has ceased to so comply or that a Portfolio might not so comply in the future.

(d)        Insurer represents that it believes, in good faith, that the Separate Account is a “segregated asset account” and that interests in the Separate Account are offered exclusively through the purchase of or transfer into a “variable contract,” within the meaning of such terms under Section 817(h) of the Code and the regulations thereunder.  Insurer will make every effort to continue to meet such definitional requirements, and it will notify the Fund and Distributor promptly upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.

(e)        The Adviser will manage the Fund as a RIC in compliance with Subchapter M of the Code and will use its best efforts to manage to be in compliance with Section 817(h) of the Code and regulations thereunder.  The Fund has adopted and will maintain procedures for ensuring that the Fund is managed in compliance with Subchapter M and Section 817(h) and regulations thereunder.

(f)         Should the Distributor or Adviser become aware of a failure of Fund, or any of its Portfolios, to be in compliance with Subchapter M of the Code or Section 817(h) of the Code and regulations thereunder, they represent and agree that they will immediately notify Insurer of such in writing.

1.2          4.2                Insurance and Certain Other Laws.

(a)        The Adviser will use its best efforts to cause the Fund to comply with any applicable state insurance laws or regulations, to the extent specifically requested in writing by Insurer.  If it cannot comply, it will so notify Insurer in writing.

(b)        Insurer represents and warrants that (i) it is an insurance company duly organized, validly existing and in good standing under the laws of the State of Iowa and has full corporate power, authority and legal right to execute, deliver and perform its duties and comply with its obligations under this Agreement, (ii) it has legally and validly established and maintains the Separate Account as a segregated asset account under Iowa Law, and (iii) the Contracts comply in all material respects with all other applicable federal and state laws and regulations.

(c)        Insurer and Contracts Distributor represent and warrant that Contracts Distributor is a business corporation duly organized, validly existing, and in good standing under the laws of the State of Delaware and has full corporate power, authority and legal right to execute, deliver, and perform its duties and comply with its obligations under this Agreement.

(d)        Distributor represents and warrants that it is a business corporation duly organized, validly existing, and in good standing under the laws of the State of Delaware and has full corporate power, authority and legal right to execute, deliver, and perform its duties and comply with its obligations under this Agreement.

(e)        Distributor represents and warrants that the Fund is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland and has full power, authority, and legal right to execute, deliver, and perform its duties and comply with its obligations under this Agreement.

(f)         Adviser represents and warrants that it is a limited partnership, duly organized, validly existing and in good standing under the laws of the State of Delaware and has full power, authority, and legal right to execute, deliver, and perform its duties and comply with its obligations under this Agreement.

1.3          4.3                Securities Laws.

(a)        Insurer represents and warrants that (i) interests in the Separate Account pursuant to the Contracts will be registered under the 1933 Act to the extent required by the 1933 Act and the Contracts will be duly authorized for issuance and sold in compliance with applicable state law, (ii) the Separate Account is and will remain registered under the 1940 Act to the extent required by the 1940 Act, (iii) the Separate Account does and will comply in all material respects with the requirements of the 1940 Act and the rules thereunder, (iv) the Separate Account’s 1933 Act registration statement relating to the Contracts, together with any amendments thereto, will, at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder, and (v) the Separate Account Prospectus will at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder.

(b)        The Adviser and Distributor represent and warrant that (i) Fund shares sold pursuant to this Agreement will be registered under the 1933 Act to the extent required by the 1933 Act and duly authorized for issuance and sold in compliance with Maryland law, (ii) the Fund is and will remain registered under the 1940 Act to the extent required by the 1940 Act, (iii) the Fund will amend the registration statement for its shares under the 1933 Act and itself under the 1940 Act from time to time as required in order to effect the continuous offering of its shares, (iv) the Fund does and will comply in all material respects with the requirements of the 1940 Act and the rules thereunder, (v) the Fund’s 1933 Act registration statement, together with any amendments thereto, will at all times comply in all material respects with the requirements of the 1933 Act and rules thereunder, and (vi) the Fund Prospectus will at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder.

(c)    The Fund will register and qualify its shares for sale in accordance with the laws of any state or other jurisdiction only if and to the extent reasonably deemed advisable by the Fund, Insurer or any other life insurance company utilizing the Fund.

(d)        Distributor and Contracts Distributor each represents and warrants that it is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member in good standing of the Financial Industry Regulatory Authority (the “FINRA”).

1.4          4.4                Notice of Certain Proceedings and Other Circumstances.

(a)        Distributor or the Fund shall immediately notify Insurer of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to the Fund’s registration statement under the 1933 Act or the Fund Prospectus, (ii) any request by the SEC for any amendment to such registration statement or Fund Prospectus, (iii) the initiation of any proceedings for that purpose or for any other purpose relating to the registration or offering of the Fund’s shares, or (iv) any other action or circumstances that may prevent the lawful offer or sale of Fund shares in any state or jurisdiction, including, without limitation, any circumstances in which (x) the Fund’s shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law or (y) such law precludes the use of such shares as an underlying investment medium of the Contracts issued or to be issued by Insurer.  Distributor and the Fund will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

(b)        Insurer and Contracts Distributor shall promptly notify the Fund of (i) the issuance by any court or regulatory body of any stop order, cease and desist order or similar order with respect to the Separate Account’s registration statement under the 1933 Act relating to the Contracts or the Separate Account Prospectus, (ii) any request by the SEC for any amendment to such registration statement or Separate Account Prospectus, (iii) the initiation of any proceedings for that purpose or for any other purpose relating to the registration or offering of the Separate Account interests pursuant to the Contracts, or (iv) any other action or circumstances that may prevent the lawful offer or sale of said interests in any state or jurisdiction, including, without limitation, any circumstances in which said interests are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law.  Insurer and Contracts Distributor will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

1.5          4.5                Insurer to Provide Documents.

Upon request, Insurer will provide the Fund and the Distributor one complete copy of SEC Separate Account registration statements, Separate Account Prospectuses, reports, any preliminary and final voting instruction solicitation material, applications for exemptions, requests for no-action letters, and amendments to any of the above, that relate to the Separate Account or the Contracts, contemporaneously with the filing of such document with the SEC or other regulatory authorities.

1.6          4.6                Fund to Provide Documents.

Upon request, the Fund will provide to Insurer one complete copy of SEC registration statements, Fund Prospectuses, reports, any preliminary and final proxy material, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Fund or its shares, contemporaneously with the filing of such document with the SEC or other regulatory authorities.

4.7       Shareholder Information.

            (a)      Agreement to Provide Information.  The Insurer agrees to provide the Distributor upon written request, the taxpayer identification number (“TIN”), if known, of any or all Shareholder(s) of the account and the amount, date, name or other identifier of any investment professional(s) associated with the Shareholder(s) or account (if known), and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of Shares held through an account maintained by the Insurer during the period covered by the request.

            (1)        Period Covered by Request.  Requests must set forth a specific period, not to exceed 120 days from the date of the request, for which transaction information is sought.  The Distributor may request transaction information older than 120 days from the date of the request as reasonably necessary to investigate compliance with policies established by the Fund for purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.

            (2)        Form and Timing of Response.  The Insurer agrees to transmit the requested information that is on its books and records to the Distributor or their designee promptly, but in any event not later than 10 business days, after receipt of a request.  If the requested information is not on the Insurer’s books and records, the Insurer agrees to use reasonable efforts to:  (i) provide or arrange to provide to the Distributor the requested information regarding Shareholders who hold an account with an indirect intermediary; or (ii) if directed by the Distributor, block further purchase of Fund Shares from such indirect intermediary.

In such instance, the Insurer agrees to inform the Distributor whether it plans to perform (i) or (ii).  Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties.  To the extent practicable, the format for any transaction information provided to the Distributor should be consistent with the NSCC Standardized Data Reporting Format.  For purposes of this provision “indirect intermediary” has the same meaning as in SEC Rule 22c-2 under the Investment Company Act of 1940.

            (3)        Limitations on Use of Information.  The Distributor agrees not to use the information received for marketing or any other similar purpose without prior written consent of the Insurer.

            (b)        Agreement to Restrict Trading.  The Insurer agrees to execute written instructions from the Distributor to restrict or prohibit further purchase or exchanges of Shares by a Shareholder that has been identified by the Distributor as having engaged in transactions of the Fund’s Shares (directly or indirectly through the Insurer’s account) that violate policies established by the Distributor for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.

            (1)        Form of Instructions.  Instructions must include the TIN, if known, and the specific restriction(s) to be executed.  If the TIN is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

            (2)        Timing of Response.  The Insurer agrees to execute instructions as soon as reasonably practicable, but not later than five business days after receipt of the instructions by the Insurer.

            (3)        Confirmation by the Insurer.  The Insurer must provide written confirmation to the Distributor that instructions have been executed.  The Insurer agrees to provide confirmation as soon as reasonably practicable, but no later than ten business days after the instructions have been executed.

            (c)        Definitions.  For purposes of this Section:

            (1)        The term “Shares” means the interests of the Shareholders corresponding to the redeemable securities of record issued by the Fund under the Investment Company Act of 1940 that are held by the Insurer.

            (2)        The term “Shareholder” means the holder of interests in a variable annuity or a variable life insurance contract issued by the Insurer.

            (3)        The term “written” includes electronic writings and facsimile transmissions.

Section 5.Section 5.  Mixed and Shared Funding

1.1          5.1                General.

The Fund has obtained an order exempting it from certain provisions of the 1940 Act and rules thereunder so that the Fund is available for investment by certain other entities, including, without limitation, separate accounts funding variable life insurance policies and separate accounts of insurance companies unaffiliated with Insurer (“Mixed and Shared Funding Order”).  The Parties recognize that the SEC has imposed terms and conditions for such orders that are substantially identical to many of the provisions of this Section 5.

1.2          5.2                Disinterested Directors.

The Fund agrees that its Board of Directors shall at all times consist of directors a majority of whom (the “Disinterested Directors”) are not interested persons of Adviser or Distributor within the meaning of Section 2(a)(19) of the 1940 Act.

1.3          5.3                Monitoring for Material Irreconcilable Conflicts.

The Fund agrees that its Board of Directors will monitor for the existence of any material irreconcilable conflict between the interests of the participants in all separate accounts of life insurance companies utilizing the Fund, including the Separate Account.  Insurer agrees to inform the Board of Directors of the Fund of the existence of or any potential for any such material irreconcilable conflict of which it is aware.  The concept of a “material irreconcilable conflict” is not defined by the 1940 Act or the rules thereunder, but the Parties recognize that such a conflict may arise for a variety of reasons, including, without limitation:

(a)        an action by any state insurance or other regulatory authority;

(b)        a change in applicable federal or state insurance, tax or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax or securities regulatory authorities;

(c)        an administrative or judicial decision in any relevant proceeding;

(d)        the manner in which the investments of any Portfolio are being managed;

(e)        a difference in voting instructions given by variable annuity contract and variable life insurance contract participants or by participants of different life insurance companies utilizing the Fund; or

(f)         a decision by a life insurance company utilizing the Fund to disregard the voting instructions of participants.

Insurer will assist the Board of Directors in carrying out its responsibilities by providing the Board of Directors with all information reasonably necessary for the Board of Directors to consider any issue raised, including information as to a decision by Insurer to disregard voting instructions of Participants.

1.4          5.4                Conflict Remedies.

(a)        It is agreed that if it is determined by a majority of the members of the Board of Directors or a majority of the Disinterested Directors that a material irreconcilable conflict exists, Insurer and the other life insurance companies utilizing the Fund will, at their own expense and to the extent reasonably practicable (as determined by a majority of the Disinterested Directors), take whatever steps are reasonably necessary to remedy or eliminate the material irreconcilable conflict, which steps may include, but are not limited to:

(i)         withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including another Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected participants and, as appropriate, segregating the assets of any particular group (e.g., annuity contract owners or participants, life insurance contract owners or all contract owners and participants of one or more life insurance companies utilizing the Fund) that votes in  favor  of  such  segregation, or offering  to the affected contract owners or participants the option of making such a change; and

(ii)        establishing a new registered investment company of the type defined as a “Management Company” in Section 4(3) of the 1940 Act or a new separate account that is operated as a Management Company.

(b)        If the material irreconcilable conflict arises because of Insurer’s decision to disregard Participant voting instructions and that decision represents a minority position or would preclude a majority vote, Insurer may be required, at the Fund’s election, to withdraw the Separate Account’s investment in the Fund.  No charge or penalty will be imposed as a result of such withdrawal.  Any such withdrawal must take place within six months after the Fund gives notice to Insurer that this provision is being implemented, and until such withdrawal Distributor and the Fund shall continue to accept and implement orders by Insurer for the purchase and redemption of shares of the Fund.

 (c)       If a material irreconcilable conflict arises because a particular state insurance regulator’s decision applicable to Insurer conflicts with the majority of other state regulators, then Insurer will take reasonably practicable steps necessary to remedy or eliminate the conflict after the Fund’s Board of Directors informs Insurer that it has determined that such decision has created a material irreconcilable conflict, and until such remedy Distributor and Fund shall continue to accept and implement orders by Insurer for the purchase and redemption of shares of the Fund.(d)  Insurer agrees that any remedial action taken by it in resolving any material irreconcilable conflict will be carried out at its expense and with a view only to the interests of Participants.

(e)        For purposes hereof, a majority of the Disinterested Directors will determine whether or not any proposed action adequately remedies any material irreconcilable conflict.  In no event, however, will the Fund or Distributor be required to establish a new funding medium for any Contracts.  Insurer will not be required by the terms hereof to establish a new funding medium for any Contracts if an offer to do so has been declined by vote of a majority of Participants materially adversely affected by the material irreconcilable conflict.

1.5          5.5                Notice to Insurer.

The Fund will promptly make known in writing to Insurer the Board of Directors’ determination of the existence of a material irreconcilable conflict, a description of the facts that give rise to such conflict and the implications of such conflict.

1.6          5.6                Information Requested by Board of Directors.

Insurer and the Fund will at least annually submit to the Board of Directors of the Fund such reports, materials or data as the Board of Directors may reasonably request so that the Board of Directors may fully carry out the obligations imposed upon it by the provisions hereof, and said reports, materials and data will be submitted at any reasonable time deemed appropriate by the Board of Directors.  All reports received by the Board of Directors of potential or existing conflicts, and all Board of Directors actions with regard to determining the existence of a conflict, notifying life insurance companies utilizing the Fund of a conflict, and determining whether any proposed action adequately remedies a conflict, will be properly recorded in the minutes of the Board of Directors or other appropriate records, and such minutes or other records will be made available to the SEC upon request.

1.7          5.7                Compliance with SEC Rules.

If, at any time during which the Fund is serving as an investment medium for variable life insurance policies, 1940 Act Rules 6e-3(T) or, if applicable, 6e-2 are amended or Rule 6e-3 is adopted to provide exemptive relief with respect to mixed and shared funding, the Parties agree that they will comply with the terms and conditions thereof and that the terms of this Section 5 shall be deemed modified if and only to the extent required in order also to comply with the terms and conditions of such exemptive relief that is afforded by any of said rules that are applicable.

Section 6.Section 6.  Termination

1.1          6.1                Events of Termination.

Subject to Section 6.4 below, this Agreement will terminate as to a Portfolio:

(a)        at the option of Insurer or Contracts Distributor upon at least sixty days advance  written notice to the other Parties, or

(b)        at the option of the Fund upon (i) at least sixty days advance written notice to the other parties, and (ii) approval by (x) a majority of the disinterested Directors upon a finding that a continuation of this Contract is contrary to the best interests of the Fund, or (y) a majority vote of the shares of the affected Portfolio in the corresponding Division of the Separate Account (pursuant to the procedures set forth in Section 11 of this Agreement for voting Trust shares in accordance with Participant instructions).

(c)        at the option of the Fund upon institution of formal proceedings against Insurer or Contracts Distributor by the FINRA, the SEC, any state insurance regulator or any other regulatory body regarding Insurer’s obligations under this Agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of the Fund shares, if, in each case, the Fund reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on the Portfolio to be terminated; or

(d)        at the option of Insurer upon institution of formal proceedings against the Fund, Adviser, or Distributor by the FINRA, the SEC, or any state insurance regulator or any other regulatory body regarding the Fund’s, Adviser’s or Distributor’s obligations under this Agreement or related to the operation or management of the Fund or the purchase of Fund shares, if, in each case, Insurer reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on Insurer, Contracts Distributor or the Division corresponding to the Portfolio to be terminated; or

(e)        at the option of any Party in the event that (i) the Portfolio’s shares are not registered and, in all material respects, issued and sold in accordance with any applicable state and federal law or (ii) such law precludes the use of such shares as an underlying investment medium of the Contracts issued or to be issued by Insurer; or

(f)         upon termination of the corresponding division of the Separate Account’s investment in the Portfolio pursuant to Section 5 hereof; or

(g)        at the option of Insurer if the Portfolio ceases to qualify as a RIC under Subchapter M of the Code or under successor or similar provisions; or

(h)        at the option of Insurer if the Portfolio fails to comply with Section 817(h) of the Code or with successor or similar provisions; or

(i)         at the option of Insurer if Insurer reasonably believes that any change in a Fund’s investment adviser or investment practices may materially increase the risks incurred by Insurer or the Separate Account.

1.2          6.2                Funds to Remain Available.

Except (i) as necessary to implement Participant-initiated transactions, (ii) as required by state insurance laws or regulations, (iii) as required pursuant to Section 5 of this Agreement, or (iv) with respect to any Portfolio as to which this Agreement has terminated, Insurer shall not (x) redeem Fund shares attributable to the Contracts, or (y) prevent Participants from allocating payments to or transferring amounts from a Portfolio that was otherwise available under the Contracts, until, in either case, 60 calendar days after Insurer shall have notified the Fund or Distributor of its intention to do so.

1.3          6.3                Survival of Warranties and Indemnifications.

All warranties and indemnifications will survive the termination of this Agreement.

1.4          6.4                Continuance of Agreement for Certain Purposes.

Notwithstanding any termination of this Agreement, the Distributor shall continue to make available shares of the Portfolios pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (the “Existing Contracts”), except as otherwise provided under Section 5 of this Agreement.  Specifically, and without limitation, the Distributor shall facilitate the sale and purchase of shares of the Portfolios as necessary in order to process premium payments, surrenders and other withdrawals, and transfers or reallocations of values under Existing Contracts.

Section 7.Section 7.  Parties to Cooperate Respecting Termination

The other Parties hereto agree to cooperate with and give reasonable assistance to Insurer in taking all necessary and appropriate steps for the purpose of ensuring that the Separate Account owns no shares of a Portfolio after the Final Termination Date with respect thereto.

Section 8.Section 8. Assignment

This Agreement may not be  assigned  by  any  Party,  except  with  the  written  consent  of  each other Party.

Section 9.Section 9.  Class B Distribution Payments

            From time to time during the term of this Agreement the Distributor may make payments to the Contracts Distributor pursuant to a distribution plan adopted by the Fund with respect to the Class B shares of the Portfolios pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan) in consideration of the Contracts Distributor’s furnishing distribution services relating to the Class B shares of the Portfolios and providing administrative, accounting and other services, including personal service and/or the maintenance of Participant accounts, with respect to such shares.  The Distributor has no obligation to make any such payments, and the Contracts Distributor waives any such payment, until the Distributor receives monies therefor from the Fund.  Any such payments made pursuant to this Section 9 shall be subject to the following terms and conditions:

            (a)        Any such payments shall be in such amounts as the Distributor may from time to time advise the Contracts Distributor in writing but in any event not in excess of the amounts permitted by the Rule 12b-1 Plan.  Such payments may include a service fee in the amount of .25 of 1% per annum of the average daily net assets of the Fund attributable to the Class B shares of a Portfolio held by the Separate Account.  Any such service fee shall be paid solely for personal service and/or the maintenance of Participant accounts.

            (b)        The provisions of this Section 9 relate to a plan adopted by the Fund pursuant to Rule 12b-1.  In accordance with Rule 12b-1, any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to this Section 9 shall provide the Fund's Board of Directors, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

            (c)        The provisions of this Section 9 shall remain in effect for not more than a year and thereafter for successive annual periods only so long as such Rule 12b-1 Plan continuance is specifically approved at least annually in conformity with Rule 12b-1 and the 1940 Act.  The provisions of this Section 9 shall automatically terminate in the event of the assignment (as defined by the 1940 Act) of this Agreement, in the event the Rule 12b-1 Plan terminates or is not continued or in the event this Agreement terminates or ceases to remain in effect.  In addition, the provisions of this Section 9 may be terminated at any time, without penalty, by either the Distributor or the Contracts Distributor with respect to any Portfolio on not more than 60 days’ nor less than 30 days’ written notice delivered or mailed by registered mail, postage prepaid, to the other party.

Section 10.Section 10.  Notices

Notices and communications required or permitted by Section 2 hereof will be given by means mutually acceptable to the Parties concerned.  Each other notice or communication required or permitted by this Agreement will be given to the following persons at the following addresses and facsimile numbers, or such other persons, addresses or facsimile numbers as the Party receiving such notices or communications may subsequently direct in writing:

                                                                        Insurer

                                                                        Midland National Life Insurance Company

4546 Corporate Drive

Suite 100

West Des Moines, IA 50266

Attention:  Bill Lowe

CC:                  Victoria E. Fimea

Senior Vice President, General Counsel and Secretary

Sammons Financial Group
4350 Westown Parkway

West Des Moines, IA 50266

                                                                        Contracts Distributor

                                                                        Sammons Financial Network. LLC

4546 Corporate Drive

Suite 100

West Des Moines, IA 50266

                                                                        AllianceBernstein Investments, Inc.

                                                                        1345 Avenue of the Americas, 33rd Floor

                                                                        New York, NY 10105

                                                                        Attn.: Mutual Fund Legal

                                                                        FAX: (212) 969-2290

                                                                        AllianceBernstein L.P.

                                                                        1345 Avenue of the Americas, 33rd Floor

                                                                        New York, NY 10105

                                                                        Attn:  Mutual Fund Legal

                                                                        FAX: (212) 969-2290

Section 11.Section 11.  Voting Procedures

Subject to the cost allocation procedures set forth in Section 3 hereof, Insurer will assist in distributing all proxy material furnished by the Fund to Participants and will vote Fund shares in accordance with instructions received from Participants.  The expenses of such printing will be borne by the Adviser and the Distributor in the event they are not borne by the Fund.  Insurer will vote Fund shares that are (a) not attributable to Participants or (b) attributable to Participants, but for which no instructions have been received, in the same proportion as Fund shares for which said instructions have been received from Participants.  Insurer agrees that it will disregard Participant voting instructions only to the extent it would be permitted to do so pursuant to Rule 6e-3 (T)(b)(15)(iii) under the 1940 Act if the Contracts were variable life insurance policies subject to that rule.  Other participating life insurance companies utilizing the Fund will be responsible for calculating voting privileges in a manner consistent with that of Insurer, as prescribed by this Section 11.

Section 12.Section 12. Foreign Tax Credits

The Adviser agrees to consult in advance with Insurer concerning any decision to elect or not to elect pursuant to Section 853 of the Code to pass through the benefit of any foreign tax credits to the Fund’s shareholders.

Section 13.Section 13.  Indemnification

1.1          13.1              Indemnification of Fund, Distributor and Adviser by Insurer.

(a)        Except to the extent provided in Sections 13.1(b) and 13.1(c), below, Insurer agrees to indemnify and hold harmless the Fund, Distributor and Adviser, each of their directors and officers, and each person, if any, who controls the Fund, Distributor or Adviser within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 13. 1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Insurer) or actions in respect thereof (including, to the extent reasonable, legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or actions are related to the sale, acquisition, or holding of the Fund’s shares and:

(i)         arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Separate Account’s 1933 Act registration statement, the Separate Account Prospectus, the Contracts or, to the extent prepared by Insurer or Contracts Distributor, sales literature or advertising for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Insurer or Contracts Distributor by or on behalf of the Fund, Distributor or Adviser for use in the Separate Account’s 1933 Act registration statement, the Separate Account Prospectus, the Contracts, or sales literature or advertising (or any amendment or supplement to any of the foregoing); or

(ii)        arise out of or as a result of any other statements or representations (other than statements or representations contained in the Fund’s 1933 Act registration statement, Fund Prospectus, sales literature or advertising of the Fund, or any amendment or supplement to any of the foregoing, not supplied for use therein by or on behalf of Insurer or Contracts Distributor) or the negligent, illegal or fraudulent conduct of Insurer or Contracts Distributor or persons under their control (including, without limitation, their employees and “Associated Persons,” as that term is defined in paragraph (m) of Article I of the FINRA’s By-Laws), in connection with the sale or distribution of the Contracts or Fund shares; or

(iii)       arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Fund’s 1933 Act registration statement, Fund Prospectus, sales literature or advertising of the Fund, or any amendment or supplement to any of the foregoing, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon and in conformity with information furnished to the Fund, Adviser or Distributor by or on behalf of Insurer or Contracts Distributor for use in the Fund’s 1933 Act registration statement, Fund Prospectus, sales literature or advertising of the Fund, or any amendment or supplement to any of the foregoing; or

(iv)       arise as a result of any failure by Insurer or Contracts Distributor to perform the obligations, provide the services and furnish the materials required of them under the terms of this Agreement.

(b)        Insurer shall not be liable under this Section 13.1 with respect to any losses, claims, damages, liabilities or actions to which an Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance by that Indemnified Party of its duties or by reason of that Indemnified Party’s reckless disregard of obligations or duties under this Agreement or to Distributor or to the Fund.

(c)        Insurer shall not be liable under this Section 13.1 with respect to any action against an Indemnified Party unless the Fund, Distributor or Adviser shall have notified Insurer in writing within a reasonable time after the summons or other first legal process giving information of the nature of the action shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify Insurer of any such action shall not relieve Insurer from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this Section 13. 1. In case any such action is brought against an Indemnified Party, Insurer shall be entitled to participate, at its own expense, in the defense of such action.  Insurer also shall be entitled to assume the defense thereof, with counsel approved by the Indemnified Party named in the action, which approval shall not be unreasonably withheld.  After notice from Insurer to such Indemnified Party of Insurer’s election to assume the defense thereof, the Indemnified Party will cooperate fully with Insurer and shall bear the fees and expenses of any additional counsel retained by it, and Insurer will not be liable to such Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such Indemnified Party independently in connection with the defense thereof, other than reasonable costs of investigation.

1.2          13.2              Indemnification of Insurer and Contracts Distributor by Adviser.

(a)        Except to the extent provided in Sections 13.2(d) and 13.2(e), below, Adviser agrees to indemnify and hold harmless Insurer and Contracts Distributor, each of their directors and officers, and each person, if any, who controls Insurer or Contracts Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 13.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Adviser) or actions in respect thereof (including, to the extent reasonable, legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or actions are related to the sale, acquisition, or holding of the Fund’s shares and:

(i)         arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Fund’s 1933 Act registration statement, Fund Prospectus, sales literature or advertising of the Fund or, to the extent not prepared by Insurer or Contracts Distributor, sales literature or advertising for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Distributor, Adviser or the Fund by or on behalf of Insurer or Contracts Distributor for use in the Fund’s 1933 Act registration statement, Fund Prospectus, or in sales literature or advertising (or any amendment or supplement to any of the foregoing); or

(ii)        arise out of or as a result of any other statements or representations (other than statements or representations contained in the Separate Account’s 1933 Act registration statement, Separate Account Prospectus, sales literature or advertising for the Contracts, or any amendment or supplement to any of the foregoing, not supplied for use therein by or on behalf of Distributor, Adviser, or the Fund) or the negligent, illegal or fraudulent conduct of the Fund, Distributor, Adviser or persons under their control (including, without limitation, their employees and Associated Persons), in connection with the sale or distribution of the Contracts or Fund shares; or

(iii)       arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Separate Account’s 1933 Act registration statement, Separate Account Prospectus, sales literature or advertising covering the Contracts, or any amendment or supplement to any of the foregoing, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon and in conformity with information furnished to Insurer or Contracts Distributor by or on behalf of the Fund, Distributor or Adviser for use in the Separate Account’s 1933 Act registration statement, Separate Account Prospectus, sales literature or advertising covering the Contracts, or any amendment or supplement to any of the foregoing; or

(iv)       arise as a result of any failure by the Fund, Adviser or Distributor to perform the obligations, provide the services and furnish the materials required of them under the terms of this Agreement;

(b)        Except to the extent provided in Sections 13.2(d) and 13.2(e) hereof, Adviser agrees to indemnify and hold harmless the Indemnified Parties from and against any and all losses, claims, damages, liabilities (including amounts paid in settlement thereof with, except as set forth in Section 13.2(c) below, the written consent of Adviser) or actions in respect thereof (including, to the extent reasonable, legal and other expenses) to which the Indemnified Parties may become subject directly or indirectly under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or actions directly or indirectly result from or arise out of the failure of any Portfolio to operate as a regulated investment company in compliance with (i) Subchapter M of the Code and regulations thereunder and (ii) Section 817(h) of the Code and regulations thereunder (except to the extent that such failure is caused by Insurer), including, without limitation, any income taxes and related penalties, rescission charges, liability under state law to Contract owners or Participants asserting liability against Insurer or Contracts Distributor pursuant to the Contracts, the costs of any ruling and closing agreement or other settlement with the Internal Revenue Service, and the cost of any substitution by Insurer of shares of another investment company or portfolio for those of any adversely affected Portfolio as a funding medium for the Separate Account that Insurer deems necessary or appropriate as a result of the noncompliance.

(c)        The written consent of Adviser referred to in Section 13.2(b) above shall not be required with respect to amounts paid in connection with any ruling and closing agreement or other settlement with the Internal Revenue Service.

(d)        Adviser shall not be liable under this Section 13.2 with respect to any losses, claims; damages, liabilities or actions to which an Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance by that Indemnified Party of its duties or by reason of such Indemnified Party’s reckless disregard of its obligations and duties under this Agreement or to Insurer, Contracts Distributor or the Separate Account.

(e)        Adviser shall not be liable under this Section 13.2 with respect to any action against an Indemnified Party unless Insurer or Contracts Distributor shall have notified Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the action shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify Adviser of any such action shall not relieve Adviser from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this Section 13.2. In case any such action is brought against an Indemnified Party, Adviser will be entitled to participate, at its own expense, in the defense of such action.  Adviser also shall be entitled to assume the defense thereof (which shall include, without limitation, the conduct of any ruling request and closing agreement or other settlement proceeding with the Internal Revenue Service), with counsel approved by the Indemnified Party named in the action, which approval shall not be unreasonably withheld.  After notice from Adviser to such Indemnified Party of Adviser’s election to assume the defense thereof, the Indemnified Party will cooperate fully with Adviser and shall bear the fees and expenses of any additional counsel retained by it, and Adviser will not be liable to such Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such Indemnified Party independently in connection with the defense thereof, other than reasonable costs of investigation.

1.3          13.3              Effect of Notice.

Any notice given by the indemnifying Party to an Indemnified Party referred to in Section 13.1(c) or 13.2(e) above of participation in or control of any action by the indemnifying Party will in no event be deemed to be an admission by the indemnifying Party of liability, culpability or responsibility, and the indemnifying Party will remain free to contest liability with respect to the claim among the Parties or otherwise.

Section 14.Section 14.  Applicable Law

This Agreement will be construed and the provisions hereof interpreted under and in accordance with New York law, without regard for that state’s principles of conflict of laws.

Section 15.Section 15.  Execution in Counterparts

This Agreement may be executed simultaneously in two or more counterparts, each of which taken together will constitute one and the same instrument.

Section 16.Section 16.  Severability

If any provision of this Agreement is held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement will not be affected thereby.

Section 17.Section 17.  Rights Cumulative

The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, that the Parties are entitled to under federal and state laws.

Section 18.Section 18.  Restrictions on Sales of Fund Shares

Insurer agrees that the Fund will be permitted (subject to the other terms of this

Agreement) to make its shares available to separate accounts of other life insurance companies.

Section 19.Section 19.  Headings

The Table of Contents and headings used in this Agreement are for purposes of reference only and shall not limit or define the meaning of the provisions of this Agreement.

IN WITNESS WHEREOF, the Parties have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers signing below.

Midland National Life Insurance Company
By:
Name:
Title:
Sammons Financial Network, LLC
By:
Name:
Title:
ALLIANCEBERNSTEIN L.P.
By:
Name:
Title:
ALLIANCEBERNSTEIN INVESTMENTS, INC.
By:
Name:
Title:

ablegal - 2423938 v1

24(b)(8)(aa)	Participation Agreement between Midland National Life Insurance Company and American Century

Amendment No. 6 to Fund Participation Agreement

This Amendment to the Fund Participation Agreement (“Amendment”) between American Century Investment Management, Inc. (“ACIM”), American Century Investment Services, Inc. (“ACIS or the Distributor”) and Midland National Life Insurance Company (the “Company”) is effective this ______ day of _____________, 2012.  All capitalized terms used herein and not otherwise defined shall have the meaning ascribed to such term in the Agreement.

            WHEREAS, ACIM, ACIS and the Company are parties to a certain Fund Participation Agreement dated April 11, 1997 as amended (the “Agreement”);

WHEREAS, the parties desire to add NSCC Trading language as set forth herein;

WHEREAS, the parties agree that ACIM will pay the Company a fee where the Company’s assigned NSCC #_____________ is listed on the accounts;

WHEREAS, the parties now desire to further modify the Agreement as provided herein.

            NOW, THEREFORE, in consideration of the mutual promises set forth herein, the parties hereto agree as follows:

1.       Processing of Transactions.  The following new section is hereby added to the Agreement.

(a)        If transactions in Fund Shares are to be settled through the NSCC’s Fund/SERV system, the following provisions shall apply:

(1)        Each party to this Agreement represents that it or one of its affiliates has entered into the Standard Networking Agreement with the NSCC and it desires to participate in the programs offered by the NSCC Fund/SERV system which provide (i) an automated process whereby shareholder purchases and redemptions, exchanges and transactions of mutual fund shares are executed through the Fund/SERV system, and (ii) a centralized and standardized communication system for the exchange of customer-level information and account activity through the Fund/SERV Networking system (“Networking”).

(2)        For each Fund/SERV transaction, including transactions establishing accounts with us or our affiliates, you shall provide the Funds and us with all information necessary or appropriate to establish and maintain each Fund/SERV transaction (and any subsequent changes to such information), which you hereby certify is and shall remain true and correct.  You shall maintain documents required by us or the Funds to effect Fund/SERV transactions.  Each instruction shall be deemed to be accompanied by a representation by you that it has received proper authorization from each person whose purchase, redemption, account transfer or exchange transaction is effected as a result of such instruction.

(3)        At all times each party shall maintain insurance coverage that is reasonable and customary in light of all its responsibilities hereunder and under applicable law.  Such coverage shall insure for losses resulting from the criminal acts, errors or omissions of each party’s employees and agents.

(4)        You represent and warrant that all instructions, questions and other correspondence concerning the accounts for which trades are made in accordance with this Section (a) shall come from you, and that individual account holders shall contact you, rather than contact us or the Funds directly, with instructions, questions and requests concerning the Funds.  You further represent and warrant that you, rather than us or the Funds, has reporting responsibility to your clients for confirmations of transactions and monthly, quarterly and year-end statements.

            (b)        If transactions in Fund Shares are to be settled directly with the Transfer Agent, the procedures relating to the processing and settlement of Orders shall be subject to such instructions as we may forward to you from time to time.  Payment for purchase transactions shall be made by wire transfer or through a clearinghouse agency approved by us to the applicable Fund custodial account designated by us on the Business Day next following the Trade Date.  Any such wire transfers shall be instituted by your bank prior to 4:00 p.m. Eastern time and received by the Funds prior to 6:00 p.m. Eastern time on the Business Day next following the Trade Date.  If payment for Fund Shares purchased is not timely received, the Fund may cancel the Order or, at our option, resell the Shares to the applicable Fund at the then prevailing net asset value and you shall be responsible for all costs to us, the Funds or any affiliate of the Funds resulting from such resale.  You shall be responsible for any loss, expense, liability or damage, including loss of profit suffered by us and/or the respective Funds resulting from delay or failure to make timely payment for such Shares or cancellation of any trade, or for any Orders that are processed on an “as of” basis as an accommodation to you.  You shall not be entitled to any gains generated thereby.

            (c)        You agree not to withhold placing Orders received from any customers for the purchase or sale of Shares so as to profit yourself as a result of such withholding.  You shall not purchase Shares through us except for the purpose of covering purchase Orders received by you, or for your bona fide investment.  You agree to purchase Shares only from the Funds or your customers.  If you purchase Shares from your customers, you will pay such customers not less than the applicable redemption price as established by the relevant Fund’s then-current Prospectus.

            2.         Compensation and Expenses.  Section 5(b) is hereby deleted in its entirety and is replaced with the following language:

5(b)      ACIM acknowledges that it will derive a substantial savings in administrative expenses, such as a reduction in expenses related to postage, shareholder communications and recordkeeping, by virtue of having a single shareholder account per class per Fund for the Accounts rather than having each Contract owner as a shareholder.  In consideration of performance of the Administrative Services by the Company, ACIM will pay the Company a fee (the “Administrative Services Fee”) as set forth on Schedule I under the Agreement.  ACIM will pay the Company a fee where the Company’s assigned NSCC #_____________ is listed on the accounts.

            3.         Ratification and Confirmation of Agreement.  In the event of a conflict between the terms of this Amendment and the Agreement, it is the intention of the parties that the terms of this Amendment shall control and the Agreement shall be interpreted on that basis.  To the extent the provisions of the Agreement have not been amended by this Amendment, the parties hereby confirm and ratify the Agreement.

            4.         Counterparts.  This Amendment may be executed in two or more counterparts, each of which shall be an original and all of which together shall constitute one instrument.

            5.         Full Force and Effect.  Except as expressly supplemented, amended or consented to hereby, all of the representations, warranties, terms, covenants and conditions of the Agreement shall remain unamended and shall continue to be in full force and effect.

IN WITNESS WHEREOF, the undersigned have caused this Amendment to be executed in its name and on behalf of its duly authorized officer as of the date first listed above.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

By:

Name:                                                  ______

Title:       ______________

Date:

AMERICAN CENTURY INVESTMENT SERVICES, INC.

By:

Name:

Title:

Date:

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

By:

Name:

Title:

Date:

24(b)(8)(bb)	Participation Agreement Amendment and restated between Midland National Life Insurance Company and DWS (13)

AMENDED AND RESTATED PARTICIPATION AGREEMENT

THIS AMENDED AND RESTATED AGREEMENT, dated as of the first day of January, 2012 by and among Midland National Life INSURANCE COMPANY (the “Company”), an Iowa life insurance company, on its own behalf and on behalf of each segregated asset account of the Company set forth on Schedule A hereto as may be amended from time to time (each separate account hereinafter referred to as the “Account”), DWS VARIABLE SERIES I, DWS VARIABLE SERIES II and DWS INVESTMENTS VIT FUNDS (individually, a “Fund”), each a Massachusetts business trust created under a Declaration of Trust, as amended, DWS INVESTMENTS DISTRIBUTORS, INC. (the “Underwriter”), a Delaware corporation, and DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.,  a Delaware corporation (the “Adviser”).  The parties agree that a single document is being used for ease of administration and that this Agreement shall be treated as if it were a separate agreement with respect to each Fund, and each series thereof, that is a party hereto, severally and not jointly, as if such entity had entered into a separate agreement naming only itself as a party.  Without limiting the foregoing, no Fund, or series thereof, shall have any liability under this Agreement for the obligations of any other Fund, or series thereof.  In addition, the Company may engage various entities to perform some of its obligations hereunder, and all references to the “Company” herein shall be deemed to include any and all such entities, where applicable,  Regardless of its use of any such entities, Midland National Life Insurance Company shall remain liable for all obligations undertaken by it pursuant to this Agreement.

WHEREAS, the Fund engages in business as an open-end management investment company and is or will be available to act as the investment vehicle for separate accounts established for variable life insurance and variable annuity contracts (the “Variable Insurance Products”) to be offered by insurance companies which have entered into participation agreements with the Fund and Underwriter (“Participating Insurance Companies”);

WHEREAS, the beneficial interest in the Fund is divided into several series of shares of beneficial interest without par value, and, with respect to certain series, classes thereof (“Shares”), and additional series of Shares, and classes thereof, may be established, each such series of Shares designated a “Portfolio” and representing the interest in a particular managed portfolio of securities and other assets;

WHEREAS, the Fund has obtained an order from the Securities and Exchange Commission (the “SEC”) granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended (the “1940 Act”) and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit Shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies (the “Mixed and Shared Funding Exemptive Order”);

WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and Shares of the Portfolios are registered under the Securities Act of 1933, as amended (the “1933 Act”);

WHEREAS, the Adviser, which serves as investment adviser to the Fund, is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and any applicable state securities laws;

WHEREAS, the Company has issued or will issue certain variable life insurance and/or variable annuity contracts supported wholly or partially by the Account (the “Contracts”), and said Contracts are listed in Schedule A hereto, as it may be amended from time to time by mutual written agreement;

WHEREAS, the Account is duly established and maintained as a segregated asset account, established by resolution of the Board of Directors of the Company, on the date shown for such Account on Schedule A hereto, to set aside and invest assets attributable to the aforesaid Contracts;

WHEREAS, the Underwriter, which serves as distributor to the Fund, is registered as a broker dealer with the SEC under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and is a member in good standing of the Financial Industry Regulatory Authority (“FINRA”); and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios, and classes thereof, listed in Schedule B hereto, as it may be amended from time to time by mutual written agreement (the “Designated Portfolios”) on behalf of the Account to fund the aforesaid Contracts, and the Underwriter is authorized to sell such Shares to the Account at net asset value;

NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund, the Adviser and the Underwriter agree as follows:

ARTICLE II. .  Sale of Fund Shares

Section 1.          The Fund has granted to the Underwriter exclusive authority to distribute the Fund’s Shares, and has agreed to instruct, and has so instructed, the Underwriter to make available to the Company for purchase, on behalf of the Account, Fund Shares of those Designated Portfolios selected by the Underwriter.  Pursuant to such authority and instructions, and subject to Article X hereof, the Underwriter agrees to make available to the Company for purchase on behalf of the Account, Shares of those Designated Portfolios listed on Schedule B to this Agreement, such purchases to be effected at net asset value in accordance with Section 1.3 of this Agreement.  Notwithstanding the foregoing, (i) Fund series (other than those listed on Schedule B) in existence now or that may be established in the future will be made available to the Company only as the Underwriter may so provide, and (ii) the Board of Trustees of the Fund (the “Board”) may refuse to sell shares of any Designated Portfolio to any person, or suspend or terminate the offering of Fund Shares of any Designated Portfolio or class thereof, if such action is required by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, suspension or termination is in the best interests of the shareholders of such Designated Portfolio.

Section 2.          The Fund shall redeem, at the Company’s request, any full or fractional Designated Portfolio Shares held by the Company on behalf of the Account, such redemptions to be effected at net asset value in accordance with Section 1.3 of this Agreement.  Notwithstanding the foregoing, (i) the Company shall not redeem Fund Shares attributable to Contract owners except in the circumstances permitted in Section 10.3 of this Agreement, and (ii) the Fund may suspend the right of redemption or postpone the date of payment or satisfaction upon redemption of Fund Shares of any Designated Portfolio to the extent permitted by the 1940 Act, any rules, regulations or orders thereunder.

Section 3.          Purchase and Redemption Procedures

i.                                  The Fund hereby appoints the Company as an agent of the Fund for the limited purpose of receiving purchase and redemption requests on behalf of the Account (but not with respect to any Fund Shares that may be held in the general account of the Company) for Shares of those Designated Portfolios made available hereunder, based on allocations of amounts to the Account or subaccounts thereof under the Contracts and other transactions relating to the Contracts or the Account.  Receipt and acceptance of any such request (or relevant transactional information therefore) on any day the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value pursuant to the rules of the SEC (a “Business Day”) by the Company as such limited agent of the Fund prior to the time that the Fund calculates its net asset value as described from time to time in the Fund Prospectus (which as of the date of execution of this Agreement is 4:00 p.m. Eastern Time) shall constitute receipt and acceptance by the Fund on that same Business Day, provided that the Fund receives notice of such request by 9:30 a.m. Eastern Time on the next following Business Day, or, if the parties agree to communicate, process and settle purchase and redemption transactions for Designated Portfolio shares via the Fund/SERV and Networking systems of the National Securities Clearing Corporation (“NSCC”), by the latest time trades are accepted by Fund/SERV.   “Fund/SERV” shall mean NSCC’s system for automated, centralized processing of mutual fund purchase and redemption orders, settlement, and account registration.  “Networking” shall mean NSCC’s system that allows mutual funds and life insurance companies to exchange account level information electronically.
ii.                                The Company shall pay for Shares of each Designated Portfolio on the same day that it notifies the Fund of a purchase request for such Shares.  Payment for Designated Portfolio Shares shall be made in federal funds transmitted to the Fund by wire to be received by the Fund by 4:00 p.m. Eastern Time on the same Business Day the Fund is notified of the purchase request for Designated Portfolio Shares pursuant to Section 1.3(a) (unless the Fund determines and so advises the Company that sufficient proceeds are available from redemption of Shares of other Designated Portfolios effected pursuant to redemption requests tendered by the Company on behalf of the Account).  If federal funds are not received on time, such funds will be invested, and Designated Portfolio Shares purchased thereby will be issued, as soon as practicable and the Company shall promptly, upon the Fund’s request, reimburse the Fund for any charges, costs, fees, interest or other expenses incurred by the Fund in connection with any advances to, or borrowing or overdrafts by, the Fund, or any similar expenses incurred by the Fund, as a result of portfolio transactions effected by the Fund based upon such purchase request.  Upon receipt of federal funds so wired, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Fund.
iii.                               The Fund will redeem Designated Portfolio Shares requested on behalf of the Account, and make payment therefore, in accordance with the provisions of the then current registration statement of the Fund.  Payment for Designated Portfolio Shares redeemed by the Account or the Company normally shall be made in federal funds transmitted by wire to the Company or any other designated person on the same Business Day that the Fund is properly notified of the redemption order for such Shares pursuant to Section 1.3(a) (unless redemption proceeds are to be applied to the purchase of Shares of other Designated Portfolios in accordance with Section 1.3(b) of this Agreement).  The Fund shall not bear any responsibility whatsoever for the proper disbursement or crediting of redemption proceeds by the Company, the Company alone shall be responsible for such action.
iv.                              Any purchase or redemption request for Designated Portfolio Shares held or to be held in the Company’s general account shall be effected at the net asset value per share next determined after the Fund’s receipt of such request, provided that, in the case of a purchase request, payment for Fund Shares so requested is received by the Fund in federal funds prior to close of business for determination of such value, as defined from time to time in the Fund Prospectus.

Section 4.          The Fund shall use its best efforts to make the net asset value per share for each Designated Portfolio available to the Company by 6:30 p.m. Eastern Time each Business Day, and in any event, as soon as reasonably practicable after the net asset value per share for such Designated Portfolio is calculated, and shall calculate such net asset value in accordance with the Fund’s Prospectus.  In the event the Fund is unable to make the 7:00 p.m. deadline stated herein, it shall provide additional time for the Company to place orders for the purchase and redemption of Shares.  Such additional time shall be equal to the additional time which the Fund takes to make the net asset value available to the Company.  Any material error in the calculation or reporting of net asset value per share, dividend or capital gain information shall be reported to the Company promptly upon discovery by the Fund.  A material error in the calculation of net asset value per share shall be corrected in accordance with the procedures for correcting net asset value errors adopted by the Fund’s Board of Trustees and in effect at the time of the error.  The Fund represents and warrants that its procedures for correcting net asset value errors, including determinations of materiality, currently comply, and will continue to comply, with the 1940 Act and generally industry-wide accepted SEC staff interpretations concerning pricing errors in effect at the time of an error.

Section 5.          The Fund shall furnish notice (by wire or telephone followed by written confirmation) to the Company as soon as reasonably practicable of any income dividends or capital gain distributions payable on any Designated Portfolio Shares.  The Company, on its behalf and on behalf of the Account, hereby elects to receive all such dividends and distributions as are payable on any Designated Portfolio Shares in the form of additional Shares of that Designated Portfolio.  The Company reserves the right, on its behalf and on behalf of the Account, to revoke this election and to receive all such dividends and capital gain distributions in cash.  The Fund shall notify the Company of the number of Designated Portfolio Shares so issued as payment of such dividends and distributions.

Section 6.          Issuance and transfer of Fund Shares shall be by book entry only.  Stock certificates will not be issued to the Company or the Account.  Purchase and redemption orders for Fund Shares shall be recorded in an appropriate ledger for the Account or the appropriate subaccount of the Account.

Section 7.          The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Fund’s Shares may be sold to other insurance companies (subject to Section 1.8 hereof) and to certain qualified retirement plans, and the cash value of the Contracts may be invested in other investment companies.

Section 8.          The Underwriter and the Fund shall sell Fund Shares only to Participating Insurance Companies and their separate accounts and to persons or plans (“Qualified Persons”) that qualify to purchase Shares of the Fund under Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations thereunder without impairing the ability of the Account to consider the portfolio investments of the Fund as constituting investments of the Account for the purpose of satisfying the diversification requirements of Section 817(h).  The Underwriter and the Fund shall not sell Fund Shares to any insurance company or separate account unless an agreement complying with Article VI of this Agreement is in effect to govern such sales.  The Company hereby represents and warrants that it and the Account are Qualified Persons.  The Fund reserves the right to cease offering Shares of any Designated Portfolio in the discretion of the Fund.

ARTICLE III. .  Representations, Warranties and Covenants

Section 1.          The Company represents and warrants that the Contracts (a) are or, prior to issuance, will be registered under the 1933 Act or, alternatively (b) are not registered because they are properly exempt from registration under the 1933 Act or will be offered exclusively in transactions that are properly exempt from registration under the 1933 Act.  The Company further represents and warrants that the Contracts will be issued and sold in compliance in all material respects with all applicable federal securities and state securities and insurance laws and that the sale of the Contracts shall comply in all material respects with state insurance suitability requirements.  The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law, that it has legally and validly established the Account prior to any issuance or sale thereof as a segregated asset account under applicable insurance laws, and that it (a) has registered or, prior to any issuance or sale of the Contracts, will register the Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts, or alternatively (b) has not registered the Account in proper reliance upon an exclusion from registration under the 1940 Act.  The Company shall register and qualify the Contracts or interests therein as securities in accordance with the laws of the various states only if and to the extent deemed advisable by the Company.

Section 2.          The Fund represents and warrants that Fund Shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance in all material respects with all applicable state and federal securities laws and that the Fund is and shall remain registered under the 1940 Act.  The Fund shall amend the registration statement for its Shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of the shares of the Designated Portfolios.  The Fund shall register and qualify such Shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Fund or the Underwriter after taking into consideration any state insurance law requirements that the Company advises the Fund may be applicable.

Section 3.          The Fund makes no representations as to whether any aspect of its operations, including, but not limited to, investment policies, fees and expenses, complies with the insurance and other applicable laws of the various states, except that the Fund represents that the investment policies, fees and expenses of the Designated Portfolios, are and shall at all times remain in compliance with the insurance laws of the state of organization of the Company set forth on the first page (the “State”) to the extent required to perform this Agreement.  The Company will advise the Fund in writing as to any requirements of State insurance law that affect the Designated Portfolios, and the Fund will be deemed to be in compliance with this Section 2.3 so long as the Fund complies with such advice of the Company.

Section 4.          The Fund represents that it is a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and that the Designated Portfolios do and will comply in all material respects with all applicable provisions of the 1940 Act.

Section 5.          The Underwriter represents and warrants that it is a member in good standing of FINRA and is registered as a broker-dealer with the SEC.  The Underwriter further represents that it will sell and distribute the shares of the Designated Portfolios in accordance with any applicable state and federal securities laws.

Section 6.          The Adviser represents and warrants that it is and shall remain duly registered as an investment adviser under all applicable federal and state securities laws and that it shall perform its obligations for the Fund in compliance in all material respects with any applicable state and federal securities laws.

Section 7.          The Fund, the Adviser and the Underwriter represent and warrant that all of their trustees, directors, officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimum coverage as required currently by Rule 17g-1 of the 1940 Act or such related provisions as may be promulgated from time to time.  The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

Section 8.          The Company represents and warrants that all of its directors, officers, employees, and other individuals or entities employed or controlled by the Company dealing with the money and/or securities of the Account are covered by a blanket fidelity bond or similar coverage for the benefit of the Account, in an amount not less than $10 million.  The aforesaid bond includes coverage for larceny and embezzlement and is issued by a reputable bonding company.  The Company agrees to hold for the benefit of the Fund and to pay to the Fund any amounts lost from larceny, embezzlement or other events covered by the aforesaid bond to the extent such amounts properly belong to the Fund pursuant to the terms of this Agreement.  The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Fund and the Underwriter in the event that such coverage no longer applies.

Section 9.          The Company represents and warrants that all shares of the Designated Portfolios purchased by the Company will be purchased on behalf of one or more unmanaged separate accounts that offer interests therein that are registered under the 1933 Act and upon which a registration fee has been or will be paid or that are unregistered because the interests are exempt from registration under the 1933 Act, and the Company acknowledges that the Fund intends to rely upon this representation and warranty for purposes of calculating SEC registration fees payable with respect to such Shares of the Designated Portfolios pursuant to Form 24F-2 or any similar form or SEC registration fee calculation procedure that allows the Fund to exclude Shares so sold for purposes of calculating its SEC registration fee.  The Company will certify the amount of any Shares of the Designated Portfolios purchased by the Company on behalf of any separate account offering interests not subject to registration under the 1933 Act.  The Company agrees to cooperate with the Fund on no less than an annual basis to certify as to its continuing compliance with this representation and warranty.

Section 10.   The Company represents and warrants as follows:

                        1.  The Company has in place an anti-money laundering program (“AML program”) that does now and will continue to comply with applicable laws and regulations, including the relevant provisions of the USA PATRIOT Act (Pub. L. No. 107-56 (2001)) and the regulations issued thereunder by the U.S. Treasury Department and the rules of FINRA, as applicable.

                        2.  The Company has undertaken appropriate due diligence efforts to “know its customers” in accordance with all applicable anti-money laundering regulations in its jurisdiction including, where applicable, the Patriot Act.

2.11.     The Company will develop, implement and maintain policies and procedures reasonably designed to prevent the use of the Accounts by persons engaged in short-term trading or excessive trading.

In addition to the foregoing, the Company will develop, implement and maintain procedures as necessary or appropriate to further any specific policies and procedures of the Fund, the Adviser or the Underwriter for one or more Designated Portfolios in regard to short-term trading or excessive trading.    The Company agrees to comply with the provisions of Schedule D attached hereto, which are designed to carry out the provisions of Rule 22c-2 of the 1940 Act.

The Company acknowledges that  all orders accepted by the Company for the Accounts are subject to the obligations of the Company in this Section 2.11, including the obligation to develop, implement, and maintain policies and procedures reasonably designed to prevent the use of the Accounts for short-term trading or excessive trading, and that the Fund, the Adviser or the Underwriter may take such actions as  it deems to be in the best interests of shareholders of the Designated Portfolios to enforce such obligations and to otherwise prevent such trading in shares of the Designated Portfolios, including, among other things,  the right to revoke,  reject or cancel purchase orders for shares of the Designated Portfolios made by the Company.  Any such revocation, rejection or cancellation may be made in whole or in part, it being understood that the Fund, the Adviser and the Underwriter are not required to isolate objectionable trades.

The Fund, the Adviser  and the Underwriter shall not be responsible for any losses or costs incurred by the Company, the Account or Account participants as a result of the revocation, rejection or cancellation orders made by the Company  in furtherance of the enforcement of their policy to prevent short-term trading and excessive trading in shares of the Designated Portfolios.

          2.12.     The Company shall comply with any applicable privacy and notice provisions of 15 U.S.C. §§ 6801-6827 and any applicable regulations promulgated thereunder (including but not limited to 17 C.F.R. Part 248) as they may be amended.

2.13.     Neither the Fund, any Designated Portfolio, the Underwriter, nor any of their affiliates shall be liable for any information provided to the Company pursuant to this Agreement which information is based on incorrect information supplied by the Company to the Fund or the Underwriter.  The Company agrees that the Fund, the Underwriter and the Adviser shall bear no responsibility for any act of any unaffiliated fund made available by the Company in the Accounts, or the investment adviser or underwriter thereof.  Neither the Company nor any of its affiliates shall be liable for any information provided to the Fund, any Designated Portfolio, or the Underwriter pursuant to this Agreement which information is based on incorrect information supplied by the Fund, any Designated Portfolio, or the Underwriter.

2.14      The Fund represents and warrants that it will comply with the requirements of Rule 498 under the 1933 Act in connection with the offer and sale of Shares.  The Fund further represents and warrants that, to the extent that it provides the Company with summary prospectuses, it will maintain a website that is in compliance with all applicable requirements of Rule 498 under the 1933 Act, such that the Fund may be permitted to deliver summary prospectuses in lieu of statutory prospectuses, as such terms are defined in Rule 498.

ARTICLE IV. .  Prospectuses and Proxy Statements; Voting

Section 1.          The Underwriter shall provide the Company with as many copies of the Fund’s current prospectus (describing only the Designated Portfolios listed on Schedule B) as the Company may reasonably request.  To the extent that the Fund decides to provide the Company with summary prospectuses (as such term is defined in Rule 498 under the 1933 Act), it will still, at the Company’s request continue to provide the Company with the Fund’s statutory prospectus (as such term is defined in Rule 498) in accordance with this Article III.  If requested by the Company in lieu thereof, the Fund shall provide such documentation (including a final copy of the new prospectus on computer diskette or other electronic means at the Fund’s expense) and other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus for a Designated Portfolio is amended) to have the prospectus for the Contracts and the prospectus for the Designated Portfolios printed together in one document.  The decision to have the prospectus for the Contracts and the prospectus for the Designated Portfolios printed together in one document or in multiple documents is entirely in the discretion of the Company.  Expenses with respect to the foregoing shall be borne as provided under Article V.

Section 2.          The Fund’s prospectus shall state that the current Statement of Additional Information (“SAI”) for the Fund is available from the Fund and the Fund shall provide a copy of such SAI to any owner of a Contract who requests such SAI and to the Company in such quantities as the Company may reasonably request.  Expenses with respect to the foregoing shall be borne as provided under Article V.

Section 3.          The Fund shall provide the Company with copies of its proxy material, reports to shareholders, and other communications to shareholders of the Designated Portfolios in such quantity as the Company shall reasonably require for distributing to Contract owners.  Expenses with respect to the foregoing shall be borne as provided under Article V.

Section 4.          To the extent required by Section 12(d)(1)(E)(iii)(aa) of the 1940 Act or Rule 6e-2 or Rule 6e-3(T) thereunder, other applicable law, or by regulatory order, whenever the Fund shall have a meeting of shareholders of any series or class of shares, the Company shall:

1.                                solicit voting instructions from Contract owners;

2.                                vote Fund shares held in each Account at such shareholder meetings in accordance with instructions received from Contract owners; and

3.                                vote Fund shares held in each Account for which it has not received timely instructions in the same proportion as it votes the applicable series or class of Fund shares for which it has received timely instructions.  The Company reserves the right to vote shares of each Designated Portfolio held in any segregated asset account in its own right, to the extent permitted by law.

Section 5.          The Fund reserves the right, upon prior written notice to the Company (given at the earliest practicable time), to take all actions, including but not limited to, the dissolution, termination, merger and sale of all assets of the Fund or any Designated Portfolio upon the sole authorization of the Board, to the extent permitted by the laws of the Commonwealth of Massachusetts and the 1940 Act.

Section 6.          Participating Insurance Companies shall be responsible for assuring that each of their separate accounts participating in a Designated Portfolio calculates voting privileges as required by the Mixed and Shared Funding Exemptive Order.

Section 7.          It is understood and agreed that, except with respect to information regarding the Fund, the Underwriter, the Adviser or Designated Portfolios provided in writing by the Fund, the Underwriter or the Adviser, none of the Fund, the Underwriter or the Adviser is responsible for the content of the prospectus or statement of additional information for the Contracts.

ARTICLE V. .  Sales Material and Information

Section 1.          The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, each piece of sales literature or other promotional material that the Company develops or uses and in which the Fund (or a Designated Portfolio thereof) or the Adviser or the Underwriter is named.  No such material shall be used until approved by the Fund or its designee, and the Fund will use its best efforts for it or its designee to review such sales literature or promotional material within ten Business Days after receipt of such material.  The Fund or its designee reserves the right to reasonably object to the continued use of any such sales literature or other promotional material in which the Fund (or a Designated Portfolio thereof) or the Adviser or the Underwriter is named, and no such material shall be used if the Fund or its designee so objects.

Section 2.          The Company shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus or SAI for the Fund Shares, as such registration statement and prospectus or SAI may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund or its designee or by the Underwriter, except with the permission of the Fund or the Underwriter or the designee of either.

Section 3.          The Fund and the Underwriter, or their designee, shall furnish, or shall cause to be, furnished, to the Company, each piece of sales literature or other promotional material that it develops or uses and in which the Company, and/or its Account, is named.  No such material shall be used until approved by the Company, and the Company will use its best efforts to review such sales literature or promotional material within ten Business Days after receipt of such material.  The Company reserves the right to reasonably object to the continued use of any such sales literature or other promotional material in which the Company and/or its Account is named, and no such material shall be used if the Company so objects.

Section 4.          The Fund and the Underwriter shall not give any information or make any representations on behalf of the Company or concerning the Company, the Account, or the Contracts other than the information or representations contained in a registration statement, prospectus (which shall include an offering memorandum, if any, if the Contracts issued by the Company or interests therein are not registered under the 1933 Act), or SAI for the Contracts, as such registration statement, prospectus, or SAI may be amended or supplemented from time to time, or in published reports for the Account which are in the public domain or approved by the Company for distribution to Contract owners, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

Section 5.          The Fund will provide to the Company at least one complete copy of any  prospectuses and SAIs, and all amendments to any of the above, that relate to the Designated Portfolio(s) reasonably promptly after the filing of such document(s) with the SEC or NASD or other regulatory authorities.   Upon request, the Fund will provide to the Company copies of SEC exemptive orders  and  no-action letters and sales literature and other promotional material that  relate to the Designated Portfolios and to the performance of this Agreement by the parties.

Section 6.          The Company will provide to the Fund at least one complete copy of any  prospectuses (which shall include an offering memorandum, if any, if the Contracts issued by the Company or interests therein are not registered under the 1933 Act) and  SAIs,  and all amendments to any of the above, that relate to the Contracts or the Account reasonably promptly after the filing of such document(s) with the SEC or  NASD or other regulatory authorities.  Upon request, the Company will provide to the Fund copies of SEC exemptive orders  and  no-action letters, solicitations of voting instructions and sales literature and other promotional material that relate to the Contracts or the Account and the performance of this Agreement by the parties. The Company shall provide to the Fund and the Underwriter any complaints received from the Contract owners pertaining to the Fund or the Designated Portfolios.

Section 7.          The Fund will provide the Company with as much notice as is reasonably practicable of any proxy solicitation for any Designated Portfolio, and of any material change in the Fund’s registration statement, particularly any change resulting in a change to the registration statement or prospectus for any Account.  The Fund will work with the Company so as to enable the Company to solicit proxies from Contract owners, or to make changes to its prospectus or registration statement, in an orderly manner.  The Fund will make reasonable efforts to attempt to have changes affecting Contract prospectuses become effective simultaneously with the annual updates for such prospectuses.

Section 8.          For purposes of this Article IV, the phrase “sales literature and other promotional materials” includes, but is not limited to, any of the following that refer to the Fund or any affiliate of the Fund:  advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, internet website (or other electronic media), telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, SAIs, shareholder reports, proxy materials, and any other communications distributed or made generally available with regard to the Fund.

ARTICLE VI. .  Fees and Expenses

Section 1.          Except as specifically provided in Section 5.4 of this Agreement related to Class B or Class B2 shares, the Fund, the Adviser and the Underwriter shall pay no fee or other compensation to the Company under this Agreement, although the parties hereto will bear certain expenses in accordance with Schedule C and other provisions of this Agreement.

Section 2.          All expenses incident to performance by the Fund under this Agreement shall be paid by the Fund, except and as further provided in Schedule C.  The cost of setting the Fund’s prospectus in type, setting in type and printing the Fund’s proxy materials and reports to shareholders (including the costs of printing a prospectus that constitutes an annual report), the preparation of all statements and notices relating to the Fund required by any federal or state law, and all taxes on the issuance or transfer of the Fund’s Shares shall be borne by the parties hereto as set forth in Schedule C.

Section 3.          The expenses of distributing the Fund’s prospectus to new and existing owners of Contracts issued by the Company and of distributing the Fund’s proxy materials and reports to Contract owners shall be borne by the parties hereto as set forth in Schedule C.

5.4        The provisions of this Section 5.4 apply to Class B Shares and, if applicable, Class B2 Shares.  The Company agrees to provide distribution services (“Distribution Services”) for the Class B Shares and, if applicable, Class B2 Shares of the Designated Portfolios that may include the following types of services:

                        (1)        Printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners.
                        (2)        Developing, preparing, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund and including materials intended for use within the Company, or for broker-dealer use.
                        (3)        Holding seminars and sales meetings designed to promote the indirect distribution of Fund Shares.
                        (4)        Obtaining information and providing explanations to Contract owners regarding Fund investment objectives and policies and other information about the Fund and its Portfolios, including the performance of the Portfolios.
                        (5)        Training sales personnel regarding the Fund.
                        (6)        Compensating sales personnel and financial services firms in connection with the allocation of cash values and premiums of the Contract(s) to the Fund.
                        (7)        Personal service with respect to Fund Shares attributable to Contract accounts.

In consideration of the Company performing the Distribution Services and subject to the conditions and limitations provided below, the Underwriter will make quarterly payments to the Company pursuant to the Fund’s Master Distribution Plan for Class B Shares and, if applicable, for Class B2 Shares, as amended from time to time, at the annual rate of 0.25% (twenty-five basis points) of the average daily net asset value of the Class B Shares and, if applicable, of the Class B2 Shares of each Designated Portfolio held by the Company pursuant to this Agreement.  The payments to the Company under the Master Distribution Plan for Class B or Class B2 Shares, as applicable, pursuant to the foregoing may be reduced or eliminated by action of the Board of Trustees of the Fund, effective upon notice to the Company of such action.

                        The Company shall perform all record keeping services (the "Record Keeping Services") with respect to the Contracts, including, without limitation, the following:

                        (a)        Maintaining separate records for each Contract owner, which shall reflect the Designated Portfolio shares purchased and redeemed and Designated Portfolio share balances of such Contract owners.  The Company will maintain omnibus accounts with each Designated Portfolio on behalf of Contract owners, and such accounts shall be in the name of the Account (or its nominee) as the record owner of Shares owned by such Contract owners.

                        (b)        Disbursing or crediting to Contract owners all proceeds of redemptions of Shares of the Designated Portfolios and processing all dividends and other distributions reinvested in Shares of the Designated Portfolios.

                        (c)        Preparing and transmitting to Contract owners, as required by law, periodic statements showing the total number of Shares owned, purchases and redemptions of Designated Portfolio Shares and dividends and other distributions paid, and such other information as may be required, from time to time, by Contract owners.

                        (d)        Maintaining and preserving all records required by law to be maintained and preserved in connection with providing the foregoing services for Contract owners.

                        (e)        Generating written confirmations to Contract owners, to the extent required by law.

                        (f)        Administering the distribution to existing Contract owners of Fund prospectuses, proxy materials, periodic reports to shareholders and other materials that the Designated  Portfolios provide to their shareholders (the printing and distribution expense to be borne as set forth on Schedule C).

                        (g)        Aggregating and transmitting purchase and redemption orders to the Designated  Portfolios on behalf of the Contract owners.

            In consideration of the Company performing the Record Keeping Services and subject to the conditions and limitations provided below, the Fund agrees to pay the Company, quarterly, a record keeping fee at the annual rate of 0.15% (fifteen basis points) of the average daily net assets of the Class B Shares and, if applicable, of the Class B2 Shares of each Designated Portfolio held by the Company pursuant to this Agreement.  The Company represents and agrees that no charge imposed by it on Contract owners is specifically intended or designed to compensate the Company for the Record Keeping Services. Only the following classes and series of DWS INVESTMENTS VIT FUNDS pay a record keeping fee:  the Class B-2 shares of DWS Equity 500 Index VIP.  The payments to the Company for Record Keeping Services pursuant to the foregoing may be reduced or eliminated by action of the Board of Trustees of the Fund, effective upon notice to the Company of such action.

ARTICLE VII. .  Diversification and Qualification

Section 1.          The Fund represents and warrants that it will invest the assets of each Designated Portfolio in such a manner as to ensure that the Contracts will be treated as annuity or life insurance contracts, whichever is appropriate, under the Code and the regulations issued thereunder (or any successor provisions).  Without limiting the scope of the foregoing, the Fund represents and warrants that each Designated Portfolio has complied and will continue to comply with Section 817(h) of the Code and Treasury Regulation §1.817-5, and any Treasury interpretations thereof, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts, and any amendments or other modifications or successor provisions to such Section or Regulations.  In the event of a breach of this Article VI by the Fund, it will take all reasonable steps (a) to notify the Company of such breach and (b) to adequately diversify the affected Designated Portfolio so as to achieve compliance within the grace period afforded by Treasury Regulation §1.817-5.

Section 2.          The Fund represents that each Designated Portfolio is or will be qualified as a Regulated Investment Company under Subchapter M of the Code, and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provisions) and that it will notify the Company immediately upon having a reasonable basis for believing that a Designated Portfolio has ceased to so qualify or that it might not so qualify in the future.

Section 3.          The Company represents that the Contracts are currently, and at the time of issuance shall be, treated as life insurance or annuity insurance contracts, under applicable provisions of the Code, and that it will make every effort to maintain such treatment, and that it will notify the Fund and the Underwriter immediately upon having a reasonable basis for believing the Contracts have ceased to be so treated or that they might not be so treated in the future.  The Company agrees that any prospectus offering a contract that is a “modified endowment contract” as that term is defined in Section 7702A of the Code (or any successor or similar provision), shall identify such contract as a modified endowment contract.

ARTICLE VIII.            .  Potential Conflicts

Section 1.          The Board will monitor the Fund for the existence of any material irreconcilable conflict among the interests of the Contract owners of all separate accounts investing in the Fund.  An irreconcilable material conflict may arise for a variety of reasons, including:   (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations; (c) a tax ruling or provision of the Internal Revenue Code or the regulations thereunder; (d) any other development relating to the tax treatment of insurers, Contract or policy owners or beneficiaries of variable annuity contracts or variable life insurance policies; (e) the manner in which the investments of any Designated Portfolio are being managed; (f) a difference in voting instructions given by variable annuity contract holders, on the one hand, and variable life insurance policy owners, on the other hand, or by the contract holders or policy owners of different Participating Insurance Companies; or (g) a decision by a Participating Insurance Company to disregard the voting instructions of its Contract owners.  The Board shall promptly inform the Company by written notice if it determines that an irreconcilable material conflict exists and the implications thereof.

Section 2.          The Company and the Adviser will report any potential or existing conflicts of which it is aware to the Board.  The Company will assist the Board in carrying out its responsibilities under the Mixed and Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised.  This includes, but is not limited to, an obligation by the Company to inform the Board whenever Contract owner voting instructions are disregarded.  At least annually, and more frequently if deemed appropriate by the Board, the Company shall submit to the Adviser, and the Adviser shall at least annually submit to the Board, such reports, materials and data as the Board may reasonably request so that the Board may fully carry out the obligations imposed upon it by the conditions contained in the Mixed and Shared Funding Exemptive Order; and said reports, materials and data shall be submitted more frequently if deemed appropriate by the Board.  The responsibility to report such information and conflicts to the Board will be carried out with a view only to the interests of the Contract owners.

Section 3.          If it is determined by a majority of the Board, or a majority of its disinterested members, that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested Board members), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including:  (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Designated Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Designated Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account.

Section 4.          If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Fund’s election, to withdraw the affected Account’s investment in any Designated Portfolio and terminate this Agreement with respect to such Account; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board.  The Company will bear the cost of any remedial action, including such withdrawal and termination.  Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six month period the Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of such Designated Portfolio.

Section 5.          If a material irreconcilable conflict arises because a particular state insurance regulator’s decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the affected Account’s investment in the Fund and terminate this Agreement with respect to such Account within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board.  Until the end of the foregoing six month period, the Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of such Designated Portfolios.

Section 6.          For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the disinterested members of the Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts.  The Company shall not be required by Section 7.3 to establish a new funding medium for the Contract if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict.  In the event that the Board determines that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw an Account’s investment in any Designated Portfolio and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested members of the Board.

Section 7.          If and to the extent the Mixed and Shared Funding Exemption Order or any amendment thereto contains terms and conditions different from Sections 3.4, 3.6, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement, then the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with the Mixed and Shared Funding Exemptive Order, and Sections 3.4, 3.6, 7.1, 7.2, 7.3, 7.4 and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in the Mixed and Shared Funding Exemptive Order or any amendment thereto.  If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 or any similar rule is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Mixed and Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Mixed and Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3 or any similar rule, as adopted, to the extent such rules are applicable; and (b) Sections 3.4, 3.6, 7.1., 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

ARTICLE IX. .  Indemnification

Section 1.          Indemnification By the Company

i.                                  The Company agrees to indemnify and hold harmless the Fund, the Adviser and the Underwriter and each of its trustees, directors and officers, and each person, if any, who controls the Fund, the Adviser or Underwriter within the meaning of Section 15 of the 1933 Act or who is under common control with the Underwriter (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements:

1.                                arise out of or are based upon any untrue statement or alleged untrue statements of any material fact contained in the registration statement, prospectus (which shall include an offering memorandum, if any), or SAI for the Contracts or any insurance products sold by the Company or any insurance company which is an affiliate thereof, or contained in the Contracts or such insurance products or sales literature for the same (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Company by or on behalf of the Fund for use in the registration statement, prospectus or SAI for the Contracts or any such insurance products as described above or in the Contracts or such insurance products or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts, such insurance products or Fund Shares; or

2.                                arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus, SAI, or sales literature of the Fund not supplied by the Company or persons under its control) or wrongful conduct of the Company or its affiliates, agents or persons under the Company’s authorization or control, with respect to the sale or distribution of the Contracts or Fund Shares; or

3.                                arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI, or sales literature of the Fund or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Fund by or on behalf of the Company; or

                                                                                    (iv) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in any registration statement, prospectus, statement of additional information or sales literature for any fund made available by the Company in the Accounts that is not affiliated with the Fund (“Unaffiliated Fund”), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or otherwise pertain to or arise in connection with the availability of any Unaffiliated Fund as an underlying funding vehicle in respect of the Contracts, or arise out of or are based upon any act or omission on the part of the investment adviser or underwriter of an Unaffiliated Fund; or

                                                                                    (v) arise out of or result from any material breach of any representation, warranty or agreement made by the Company in this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the qualification requirements specified in Article VI of this Agreement);

as limited by and in accordance with the provisions of Sections 8.1(b), 8.1(c) and 8.1(d) hereof.

ii.                                The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties, or by reason of such Indemnified Party’s reckless disregard of its obligations or duties under this Agreement.
iii.                               The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability that it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Company has been materially prejudiced by such failure to give notice.  In case any such action is brought against an Indemnified Party, the Company shall be entitled to participate, at its own expense, in the defense of such action.  The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action and to settle the claim at its own expense; provided, however, that no such settlement shall, without the Indemnified Parties’ written consent, include any factual stipulation referring to the Indemnified Parties or their conduct.  After notice from the Company to such party of the Company’s election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation, but, in case the Company does not elect to assume the defense of any such suit, the Company will reimburse the Indemnified Parties in such suit, for the reasonable fees and expenses of any counsel retained by them.
iv.                              The Indemnified Parties will promptly notify the Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund Shares or the Contracts or the operation of the Fund.

Section 2.          Indemnification by the Underwriter

i.                                  The Underwriter agrees to indemnify and hold harmless the Company and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements:

1.                                arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or SAI or sales literature of the Fund (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Underwriter or Fund by or on behalf of the Company for use in the registration statement, prospectus or SAI for the Fund or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund Shares; or

2.                                arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus, SAI or sales literature for the Contracts not supplied by the Underwriter or persons under its control) or wrongful conduct of the Fund or Underwriter or their affiliates, agents or persons under their authorization or control, with respect to the sale or distribution of the Contracts or Fund Shares; or

3.                                arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI or sales literature covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Company by or on behalf of the Fund or the Underwriter; or

4.                                 arise out of or result from any material breach of any representation, warranty or agreement made by the Underwriter, the Adviser or the Fund in this Agreement (including a failure of the Fund, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

as limited by and in accordance with the provisions of Sections 8.2(b), 8.2(c) and 8.2(d) hereof.

ii.                                The Underwriter shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties, or by reason of such Indemnified Party’s reckless disregard of obligations and duties under this Agreement.
iii.                               The Underwriter shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Underwriter in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Underwriter of any such claim shall not relieve the Underwriter from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Underwriter has been prejudiced by such failure to give notice.  In case any such action is brought against the Indemnified Party, the Underwriter will be entitled to participate, at its own expense, in the defense thereof.  The Underwriter also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action and to settle the claim at its own expense; provided, however, that no such settlement shall, without the Indemnified Parties’ written consent, include any factual stipulation to the Indemnified Parties or their conduct.  After notice from the Underwriter to such party of the Underwriter’s election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Underwriter will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation, but, in case the Underwriter does not elect to assume the defense of any such suit, the Underwriter will reimburse the Indemnified Parties in such suit, for the reasonable fees and expenses of any counsel retained by them.
iv.                              The Indemnified Parties agree promptly to notify the Underwriter of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Contracts or the operation of the Account.

Section 3.          Indemnification By the Fund

i.                                  The Fund agrees to indemnify and hold harmless the Company and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Fund) or litigation (including legal and other expenses) to which the Indemnified Parties may be required to pay or may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, expenses, damages, liabilities or expenses (or actions in respect thereof) or settlements arise out of or result from any material breach of any representation, warranty or agreement made by the Fund in this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement);
as limited by and in accordance with the provisions of Sections 8.3(b), 8.3(c) and 8.3(d) hereof.
ii.                                The Fund shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party’s duties, or by reason of such Indemnified Party’s reckless disregard of obligations and duties either under this Agreement or to the Company, the Fund, the Adviser, the Underwriter or the Account, whichever is applicable.
iii.                               The Fund shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Fund in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Fund of any such claim shall not relieve the Fund from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent the Fund has been prejudiced by such failure to give notice.  In case any such action is brought against the Indemnified Parties, the Fund will be entitled to participate, at its own expense, in the defense thereof.  The Fund also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action and to settle the claim at its own expense; provided, however, that no such settlement shall, without the Indemnified Parties’ written consent include any factual stipulation referring to the Indemnified Parties or their conduct.  After notice from the Fund to such party of the Fund’s election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Fund will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation, but, in case the Fund does not elect to assume the defense of any such suit, the Fund will reimburse the Indemnified Parties in such suit, for the reasonable fees and expenses of any counsel retained by them.
iv.                              The Indemnified Parties agree promptly to notify the Fund of the commencement of any litigation or proceeding against it or any of its respective officers or trustees in connection with the Agreement, the issuance or sale of the Contracts, the operation of any Account, or the sale or acquisition of Shares of the Fund.

ARTICLE X. .  Applicable Law

Section 1.          This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts.

Section 2.          This Agreement shall be subject to the applicable provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the SEC may grant (including, but not limited to, any Mixed and Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.  If, in the future, the Mixed and Shared Funding Exemptive Order should no longer be necessary under applicable law, then Article VII shall no longer apply.

ARTICLE XI. . Termination

Section 1.          This Agreement shall continue in full force and effect until the first to occur of:

i.                                  termination by any party, for any reason with respect to some or all Designated Portfolios, by three (3) months advance written notice delivered to the other parties; or
ii.                                termination by the Company by written notice to the Fund, the Adviser and the Underwriter based upon the Company’s reasonable and good faith determination that Shares of any Designated Portfolio are not reasonably available to meet the requirements of the Contracts; or
iii.                               termination by the Company by written notice to the Fund, the Adviser and the Underwriter in the event any of the Designated Portfolio’s Shares are not registered, issued or sold in accordance with applicable state and/or federal securities laws or such law precludes the use of such Shares as the underlying investment media of the Contracts issued or to be issued by the Company; or
iv.                              termination by the Fund, the Adviser or Underwriter in the event that formal administrative proceedings are instituted against the Company by FINRA, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding the Company’s duties under this Agreement or related to the sale of the Contracts, the operation of any Account, or the purchase of the Fund’s Shares; provided, however, that the Fund, the Adviser or Underwriter determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Company to perform its obligations under this Agreement; or
v.                                termination by the Company in the event that formal administrative proceedings are instituted against the Fund, the Adviser or Underwriter by FINRA, the SEC, or any state securities or insurance department or any other regulatory body; provided, however, that the Company determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund or Underwriter to perform its obligations under this Agreement; or
vi.                              termination by the Company by written notice to the Fund, the Adviser and the Underwriter with respect to any Designated Portfolio in the event that such Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements specified in Article VI hereof, or if the Company reasonably believes that such Designated Portfolio may fail to so qualify or comply; or
vii.                             termination by the Fund, the Adviser or Underwriter by written notice to the Company in the event that the Contracts fail to meet the qualifications specified in Article VI hereof; or
viii.                           termination by any of the Fund, the Adviser or the Underwriter by written notice to the Company, if any of the Fund, the Adviser or the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, financial condition, insurance company rating or prospects since the date of this Agreement or is the subject of material adverse publicity; or
ix.                              termination by the Company by written notice to the Fund, the Adviser and the Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that the Fund, the Adviser or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity, and that material adverse change or publicity will have a material effect on the Fund’s or the Underwriter’s ability to perform its obligation under this Agreement; or
x.                                termination by the Company upon any substitution of the Shares of another investment company or series thereof for Shares of a Designated Portfolio of the Fund in accordance with the terms of the Contracts, provided that the Company has given at least 45 days prior written notice to the Fund and Underwriter of the date of substitution; or
xi.                              termination by any party in the event that the Fund’s Board of Trustees determines that a material irreconcilable conflict exists as provided in Article VII; or
xii.                             at the option of the Company, as one party, or the Fund, the Adviser and the Underwriter, as one party, upon the other party’s material breach of any provision of this Agreement upon 30 days’ written notice and the opportunity to cure within such notice period; or
xiii.                           at the option of the Fund or the Adviser in the event the Contracts are not treated as life insurance or annuity contracts under applicable provisions of the Code.

Section 2.          Notwithstanding any termination of this Agreement, the Fund and the Underwriter shall, at the option of the Company, continue, for a one year period from the date of termination and from year to year thereafter if deemed appropriate by the Fund and the Adviser,  to make available additional Shares of a Designated Portfolio pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as “Existing Contracts”), unless the Underwriter requests that the Company seek an order in accordance with applicable law to permit the substitution of other securities for the shares of the Designated Portfolios. The Underwriter agrees to split the cost of seeking such an order, and the Company agrees that it shall reasonably cooperate with the Underwriter and seek such an order upon request.  Specifically, the owners of the Existing Contracts may be permitted to reallocate investments in the Designated Portfolios, redeem investments in the Designated Portfolios and/or invest in the Designated Portfolios upon the making of additional purchase payments under the Existing Contracts (subject to any such election by the Underwriter).  The parties agree that this Section 10.2 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.  The parties further agree that this Section 10.2 shall not apply to any terminations under Section 10.1(d),(g) or (m) of this Agreement.

Section 3.          The Company shall not redeem Fund Shares attributable to the Contracts (as opposed to Fund Shares attributable to the Company’s assets held in the Account) except (i) as necessary to implement Contract owner initiated or approved transactions, (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a “Legally Required Redemption”), (iii) as permitted by no-action letter or an order of the SEC pursuant to Section 26(c) of the 1940 Act, but only if a substitution of other securities for the Shares of the Designated Portfolios is consistent with the terms of the Contracts, or (iv) as permitted under the terms of the Contract.  Upon request, the Company will promptly furnish to the Fund and the Underwriter reasonable assurance that any redemption pursuant to clause (ii) above is a Legally Required Redemption.  Furthermore, except in cases where permitted under the terms of the Contacts, the Company shall not prevent Contract owners from allocating payments to a Designated Portfolio that is otherwise available under the Contracts without first giving the Fund or the Underwriter 45 days notice of its intention to do so.

Section 4.          In the event of termination of this Agreement, (i) so long as Shares of the Fund are made available to Existing Contracts pursuant to Section 10.2, the provisions of this Agreement shall continue as to Existing Contracts; and (ii) each party’s obligations under Article VIII related to indemnification and under Section 12.1 of Article XII related to confidentiality shall survive termination regardless of whether Shares continue to be offered to Existing Contracts.

ARTICLE XII. .  Notices

Any notice shall be sufficiently given when sent by registered or certified mail or overnight mail through a nationally-recognized delivery service to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:

DWS Variable Series I

DWS Variable Series II

DWS Investments VIT Funds
Two International Place

Boston, MA 02110-4103
Attn.:  Secretary

If to the Company:

Midland National Life Insurance Company

4546 Corporate Drive, Suite 100

West Des Moines, IA 50266

Attn:  Bill Lowe

If to Underwriter:

DWS Investments Distributors, Inc.
            Two International Place
            Boston, MA 02110-4103
            Attn.:  Secretary

If to the Adviser:

Deutsche Investment Management Americas Inc.

Two International Place

Boston, MA 02110-4103

Attn.: Secretary

ARTICLE XIII. .  Miscellaneous

Section 1.          Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information has come into the public domain.

Section 2.          The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

Section 3.          This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

Section 4.          If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

Section 5.    Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, FINRA, and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.  Notwithstanding the generality of the foregoing, each party hereto further agrees to furnish the State Insurance Commissioner with any information or reports in connection with services provided under this Agreement which such Commissioner may request in order to ascertain whether the variable annuity operations of the Company are being conducted in a manner consistent with the State variable annuity laws and regulations and any other applicable law or regulations.

Section 6.          The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies, and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

Section 7.          This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto.

Section 8.          The Company shall furnish, or shall cause to be furnished, to the Fund or its designee upon request copies of the following reports:

(a)        the Company's annual statement (prepared under statutory accounting principles) and annual report (prepared under generally accepted accounting principles) filed with any state or federal regulatory body or otherwise made available to the public, as soon as practicable and in any event within 90 days after the end of each fiscal year; and

(b)        any registration statement (without exhibits) and financial reports of the Company filed with the Securities and Exchange Commission or any state insurance regulatory, as soon as practicable after the filing thereof.

Section 9.All persons are expressly put on notice of the Fund’s Agreement and Declaration of Trust and all amendments thereto, all of which are on file with the Secretary of the Commonwealth of Massachusetts, and the limitation of shareholder and trustee liability contained therein.  This Agreement has been executed by and on behalf of the Fund by its representatives as such representatives and not individually, and the obligations of the Fund with respect to a Designated Portfolio hereunder are not binding upon any of the trustees, officers or shareholders of the Fund individually, but are binding upon only the assets and property of such Designated Portfolio.  All parties dealing with the Fund with respect to a Designated Portfolio shall look solely to the assets of such Designated Portfolio for the enforcement of any claims against the Fund hereunder.

Section 10.        The Company is expressly put on notice that prospectus disclosure regarding the potential risks of mixed and shared funding may be appropriate.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date first above written.

COMPANY:                                                    Midland National Life Insurance Company

                                                                        By:

                                                                        Title:

FUND:                                                             DWS VARIABLE SERIES I

                                                                        By:

                                                                        Title:

                                                                        DWS VARIABLE SERIES II

                                                                        By:

                                                                        Title:

                                                                        DWS INVESTMENTS VIT FUNDS

                                                                        By:

                                                                        Title:

UNDERWRITER:                                            DWS INVESTMENTS DISTRIBUTORS, INC.

                                                                        By:

                                                                        Title:

                                                                        By:

                                                                        Title:

ADVISER:                                                       DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

                                                                        By:

                                                                        Title:

                                                                        By:

                                                                        Title:

SCHEDULE A

Name of Separate Account and Date Established by Board of Directors

Midland National Life Insurance Company Separate Account C, dtd 03-19-91 (SEC File #811-07772)

Contracts Funded by Separate Account

LiveWell Variable Annuity (SEC File #333-176870)

SCHEDULE B

DESIGNATED PORTFOLIOS

AND CLASSES THEREOF

Designated Portfolios.                                                   Share Class

A.        DWS Variable Series I

            DWS Capital Growth VIP                                                                    A, B

            DWS Global Small Cap Growth VIP                                                    A, B

            DWS Core Equity VIP                                                             A, B

            DWS International VIP                                                             A, B

            DWS Bond VIP                                                                                   A

B.         DWS Variable Series II

DWS Alternative Asset Allocation VIP                                     A, B

            DWS Global Thematic VIP                                                                  A, B

            DWS Government & Agency Securities VIP                                         A, B

            DWS High Income VIP                                                                        A, B

            DWS Diversified International Equity VIP                                             A

            DWS Large Cap Value VIP                                                                 A, B

            DWS Money Market VIP                                                                    A

            DWS Small Mid Cap Growth VIP                                                        A

            DWS Unconstrained Income VIP                                                         A

            DWS Global Income Builder VIP                                                         A
            DWS Dreman Small Mid Cap Value VIP                                             A, B

C.        DWS Investments VIT Funds

            DWS Equity 500 Index VIP                                                                 A, B, B2

            DWS Small Cap Index VIP                                                                  A, B

SCHEDULE C

EXPENSES

SCHEDULE D

RULE 22C-2 PROVISIONS

1.  Agreement to Provide Information.  The Company agrees to provide the Fund or its designee, upon written request, the taxpayer identification number (“TIN”), the Individual/International Taxpayer Identification Number (“ITIN”), or other government-issued identifier (“GII”) and the Contract owner number or participant account number, if known, of any or all Owners underlying an Account and the amount, date and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of Shares held through an Account maintained by the Company during the period covered by the request.  Unless otherwise specifically requested by the Fund, the Company shall only be required to provide information relating to Owner-Initiated Transfer Purchases or Owner-Initiated Transfer Redemptions.

2.  Period Covered by Request.  Requests must set forth a specific period, not to exceed 90 days from the date of the request, for which transaction information is sought. The Fund may request transaction information older than 90 days from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.

3.  Form and Timing of Response.

(a)  Company agrees to provide, promptly upon request of the Fund or its designee, the requested information specified in paragraph 1 above.  If requested by the Fund or its designee, Company agrees to use best efforts to determine promptly whether any specific person about whom it has received the identification and transaction information specified in paragraph 1 is itself a financial intermediary (“indirect intermediary”) and, upon further request of the Fund or its designee, promptly either (i) provide (or arrange to have provided) the information set forth in paragraph 1 for those Contract Owners who hold an account with an indirect intermediary or (ii) restrict or prohibit the indirect intermediary from purchasing, in nominee name on behalf of other persons, securities issued by the Fund.  Company additionally agrees to inform the Fund whether it plans to perform (i) or (ii).

(b)   Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties.

(c)    To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the NSCC Standardized Data Reporting Format

4.  Limitations on Use of Information.  The Fund agrees not to use the information received pursuant to this Schedule D for any purpose other than as necessary to comply with the provisions of Rule 22c-2 or to fulfill other regulatory or legal requirements subject to the privacy provisions of Title V of the Gramm-Leach-Bliley Act (Public Law 106-102) and comparable state laws.

5.  Agreement to Restrict Trading.  Company agrees to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of Shares by a Contract Owner that has been identified by the Fund as having engaged in transactions of the Fund’s Shares (directly or indirectly through the Company’s account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.  Unless otherwise directed by the Fund, any such restrictions or prohibitions shall only apply to Owner-Initiated Transfer Purchases or Owner-Initiated Transfer Redemptions that are effected directly or indirectly through Company.  Instructions must be received by Company at the  address set forth in this Agreement, or such other address that Company may communicate to Fund in writing from time to time, including, if applicable, an e-mail and/or facsimile telephone number.

6.  Form of Instructions.  Instructions must include the TIN, ITIN, or GII and the specific individual Contract Owner number or participant account number associated with the Contract Owner, if known, and the specific restriction(s) to be executed, including how long the restriction(s) is(are) to remain in place.  If the TIN, ITIN, GII or the specific individual Contract owner number or participant account number associated with the Contract Owner is not known, the instructions must include an equivalent identifying number of the Contract Owner(s) or account(s) or other agreed upon information to which the instruction relates.

7.  Timing of Response.  Company agrees to execute instructions from the Fund to restrict or prohibit trading as soon as reasonably practicable, but not later than five business days after receipt of the instructions by the Company.

8.  Confirmation by Company.  Company must provide written confirmation to the Fund that instructions from the Fund to restrict or prohibit trading have been executed.  Company agrees to provide confirmation as soon as reasonably practicable, but not later than ten business days after the instructions have been executed.

9.  Construction of the Agreement; Fund Participation Agreement.  The parties have entered into a Fund Participation Agreement between or among them for the purchase and redemption of shares of the Funds by the Accounts in connection with the Contracts and this Schedule D is a part thereof.  To the extent the terms of this Schedule D conflict with the remainder of the terms of the Fund Participation Agreement, the terms of this Schedule D shall control.

10.    Definitions.  As used in this Schedule D, the following terms shall have the following meanings, unless a different meaning is clearly required by the contexts:

The term “Company” shall mean the Company as defined under the Fund Participation Agreement.

The term “Fund” shall mean the Fund and any Designated Portfolio as defined under the Fund Participation Agreement and includes (i) an investment adviser to or administrator for the Fund; (ii) the principal underwriter or distributor for the Fund; or (iii) the transfer agent for the Fund.  The term not does include any “excepted funds” as defined in SEC Rule 22c-2(b) under the Investment Company Act of 1940.*

The term “Shares” means the interests of Shareholders corresponding to the redeemable securities of record issued by the Fund under the Investment Company Act of 1940 that are held by the Company.

The term “Owner” means the holder of interests in a variable annuity or variable life insurance contract issued by the Company (“Contract”), or a participant in an employee benefit plan with a beneficial interest in a contract.

The term “Owner-Initiated Transfer Purchase” means a transaction that is initiated or directed by a Contract Owner that results in a transfer of assets within a Contract to a Fund, but does not include transactions that are executed: (i) automatically pursuant to a contractual or systematic program or enrollment such as transfer of assets within a Contract to a Fund as a result of “dollar cost averaging” programs, insurance company approved asset allocation programs, or automatic rebalancing programs; (ii) pursuant to a Contract death benefit; (iii) one-time step-up in Contract value pursuant to a Contract death benefit; (iv) allocation of assets to a Fund through a Contract as a result of payments such as loan repayments, scheduled contributions, retirement plan salary reduction contributions, or planned premium payments to the Contract; or (v) pre-arranged transfers at the conclusion of a required free look period.

The term “Owner-Initiated Transfer Redemption” means a transaction that is initiated or directed by a Contract Owner that results in a transfer of assets within a Contract out of a Fund, but does not include transactions that are executed: (i) automatically pursuant to a contractual or systematic program or enrollments such as transfers of assets within a Contract out of a Fund as a result of annuity payouts, loans, systematic withdrawal programs, insurance company approved asset allocation programs and automatic rebalancing programs; (ii) as a result of any deduction of charges or fees under a Contract; (iii) within a Contract out of a Fund as a result of scheduled withdrawals or surrenders from a Contract; or (iv) as a result of payment of a death benefit from a Contract.

The term “written” includes electronic writings and facsimile transmissions.

The term “purchase” does not include the automatic reinvestment of dividends.

The term “promptly” as used in paragraph 3(a) shall mean as soon as practicable but in no event later than ten business days from the Company’s receipt of the request for information from the Fund or its designee.

* As defined in SEC Rule 22c-2(b), the term “excepted fund” means any: (1) money market fund; (2) fund that issues securities that are listed on a national exchange; and (3) fund that affirmatively permits short-term trading of its securities, if its prospectus clearly and prominently discloses that the fund permits short-term trading of its securities and that such trading may result in additional costs for the fund.

24(b)(8)(cc)	Participation Agreement between Midland National Life Insurance Company and Lazard

FUND PARTICIPATION AGREEMENT

This Agreement is entered into as of the ___ day of ___________, 20__, by and among MIDLAND NATIONAL LIFE INSURANCE COMPANY ("Insurance Company"), a life insurance company organized under the laws of the State of Iowa, SAMMONS FINANCIAL NETWORK, LLC ("Contract Distributor"), LAZARD ASSET MANAGEMENT SECURITIES LLC ("Lazard"), and LAZARD RETIREMENT SERIES, INC. ("Fund"), with respect to the Fund's Portfolios and shares classes named on Schedule 1, as it may be amended from time to time (each a "Portfolio").

ARTICLE XIV.
DEFINITIONS

The following terms used in this Agreement shall have the meanings set forth below:

Section 1."1933 Act" shall mean the Securities Act of 1933, as amended.

Section 2."1940 Act" shall mean the Investment Company Act of 1940, as amended.

Section 3."Board" shall mean Fund's Board of Directors.

Section 4."Business Day" shall mean any day for which the Portfolios calculate net asset value per share as described in the Portfolio Prospectuses.

Section 5."Code" shall mean the Internal Revenue Code of 1986, as amended.

Section 6."Commission" shall mean the Securities and Exchange Commission.

Section 7."Contract" shall mean a variable annuity or variable life insurance contract that uses a Portfolio as an underlying investment medium and is named on Schedule 1.

Section 8."Contract Portfolios" shall mean investment companies, other than the Portfolios, used by a Contract as an underlying investment medium.

Section 9."Contract Prospectus" shall mean the currently effective prospectus and statement of additional information or other offering documents with respect to a Contract (such as a written description of a Contract not registered under the 1933 Act), including any supplements or amendments thereto.

Section 10."Contractholder" shall mean any person that is a party to a Contract with a Participating Company.

Section 11."Disinterested Board Members" shall mean those members of the Board that are not deemed to be "interested persons" of Fund, as defined in the 1940 Act.

Section 12."FINRA" shall mean the Financial Industry Regulatory Authority.

Section 13."General Account" shall mean the general account of Insurance Company.

Section 14."IRS" shall mean the Internal Revenue Service.

Section 15."Notice" shall mean the notice related to the Order.

Section 16."Order" shall mean Fund's mixed and shared funding exemptive order of the Commission pursuant to Section 6(c) of the 1940 Act.

Section 17."Participants" shall mean individuals who participate under a group Contract.

Section 18."Participating Company" shall mean any insurance company, including Insurance Company, that offers variable annuity and/or variable life insurance contracts and that has entered into an agreement with Fund for the purpose of making Portfolio shares available to serve as the underlying investment medium for Contracts.

Section 19."Parties" shall mean Insurance Company, Contract Distributor, Lazard and Fund, collectively.

Section 20."Portfolio Prospectus" shall mean the currently effective prospectus and statement of additional information with respect to a Portfolio, including any supplements or amendments thereto.

Section 21."Separate Account" shall mean a separate account duly established by Insurance Company that invests in a Portfolio and is named on Schedule 1.

Section 22."Shares" shall mean shares of each of the Portfolios of the Fund.

ARTICLE XV.
REPRESENTATIONS, WARRANTIES AND AGREEMENTS

Section 1.Insurance Company represents, warrants and covenants that:

15.1            it is and shall remain an insurance company duly organized and in good standing under applicable law;

15.2            it has legally and validly established and shall maintain each Separate Account pursuant to applicable insurance laws and regulations;

15.3            it has registered and shall maintain the registration of each Separate Account as a unit investment trust under the 1940 Act to serve as a segregated investment account for the Contracts, or, alternatively, it has not so registered the Separate Accounts in proper reliance upon an exclusion from such registration (which exclusion shall be communicated to Fund);

15.4            each Separate Account is and at all times shall be eligible to invest in Shares of a Portfolio without such investment disqualifying Fund as an investment medium for insurance company separate accounts supporting variable annuity and/or variable life insurance contracts;

15.5            each Separate Account is and at all times shall be a "segregated asset account" and interests in each Separate Account that are offered to the public shall be issued exclusively through the purchase of a Contract that is and at all times shall be a "variable contract," in each case within the meaning of such terms under Section 817 of the Code and the regulations thereunder; Insurance Company agrees to notify Fund and Lazard promptly upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future;

15.6            the Contracts are and at all times shall be treated as life insurance, endowment or annuity contracts under applicable provisions of the Code, and it shall notify Fund promptly upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future; and

15.7            all of its employees and agents who deal with money and/or securities of Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage, which shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company, in an amount not less than that required to be maintained by Fund; Insurance Company agrees to hold for the benefit of Fund and to pay to Fund any amounts lost from larceny, embezzlement or other events covered by said bond to the extent such amounts properly belong to Fund pursuant to the terms of this Agreement.

Section 2.Insurance Company and Contract Distributor represent, warrant and covenant that:  (a) units of interest in each Separate Account available through the purchase of Contracts are registered under the 1933 Act, or are not so registered in proper reliance upon an exclusion from such registration; (b) the Contracts shall be issued and sold in compliance in all material respects with all applicable federal and state laws; and (c) Insurance Company and Contract Distributor will otherwise comply with all applicable federal and state laws, including state insurance laws and regulations, in the performance of this Agreement.  Insurance Company agrees to inform Fund promptly of any investment restrictions imposed by state insurance law and applicable to Fund.

Section 3.Neither Insurance Company nor Contract Distributor will enter into any arrangements, formal or informal, to permit or facilitate any Contractholder's use of market timing or excessive trading strategies with respect to Portfolio Shares.  Insurance Company and Contract Distributor have implemented reasonable procedures to monitor for such activities and will cooperate with Fund's reasonable requests in taking steps to deter and to detect the use of market timing or excessive trading strategies by Contractholders, including providing identity information (solely for the purpose of deterring and detecting the use of market timing or excessive trading strategies by Contractholders) and other information Fund reasonably requests.

Section 4.Contract Distributor represents and warrants that it is and at all times shall be:  (a) registered with the Commission as a broker-dealer; (b) a member in good standing of FINRA; and (c) duly organized, validly existing and in good standing under applicable law, with full power, authority, and legal right to execute, deliver and perform its duties and comply with its obligations under this Agreement.

Section 5.Fund represents and warrants that:

15.1            it is and shall remain registered with the Commission as an open-end, management investment company under the 1940 Act;

15.2            Portfolio Shares are registered under the 1933 Act;

15.3            it possesses and shall maintain all legal and regulatory licenses, approvals, consents and/or exemptions required for it to operate and offer its Shares as an underlying investment medium for the Contracts;

15.4            each Portfolio is or will be qualified as a regulated investment company under Subchapter M of the Code, it shall make every effort to maintain such qualification, and it shall notify Insurance Company promptly upon having a reasonable basis for believing that any Portfolio invested in by a Separate Account has ceased to so qualify or that it might not so qualify in the future; and

15.5            all of its officers and employees who deal with the money and/or securities of Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage, which shall include coverage for larceny and embezzlement and shall be issued by a reputable fidelity insurance company, for the benefit of Fund in an amount not less than that required by Rule 17g-1 under the 1940 Act.

Section 6.Fund makes no representation as to whether any aspect of is operations, including without limitation, investment policies, fees and expenses, complies with the insurance laws of any state.

Section 7.Each Portfolio's assets will be managed and invested in a manner that complies with the requirements of Section 817(h) of the Code and Treasury Regulation §1.817-5, relating to the diversification requirements for variable annuity, endowment or life insurance contracts.  If a Portfolio fails to comply with Section 817(h) of the Code, Fund will take all reasonable steps to adequately diversify the Portfolio so as to achieve compliance within the grace period afforded by Treasury Regulation §1.817-5.  If Fund does not adequately diversify the Portfolio during the grace period, it will take reasonable steps to notify Insurance Company that the Portfolio has failed to so comply.  In the event the IRS asserts in writing in connection with any governmental audit or review of Insurance Company or, to Insurance Company's knowledge, of any Contractholder, that any Portfolio has failed or allegedly failed to comply with the diversification requirements of Section 817(h) of the Code or the regulations thereunder or Insurance Company otherwise becomes aware of any facts that could give rise to any claim against Fund or its affiliates as a result of such a failure or alleged failure, Insurance Company shall promptly notify Fund and Lazard of such assertion or potential claim and shall permit Fund and Lazard and its affiliates and their legal and accounting advisers to participate in any conferences, discussions or proceedings with the IRS, any Contractholder or any other claimant regarding such claims.

Section 8.Each Party agrees that it will comply with all applicable laws and regulations relating to consumer privacy ("Privacy Law") and that it is prohibited from using or disclosing any nonpublic personal information (as defined in Regulation S-P, or any similar term or terms as defined in other applicable Privacy Law, "Customer Information") received from another Party other than (a) as required by law, regulation or rule; (b) as permitted in writing by the disclosing party; (c) to its affiliates; or (d) as necessary to perform this Agreement or to service Contractholders, in each case in compliance with the reuse and redisclosure provisions of Privacy Law.  Each Party shall use its best efforts to (i) cause its employees and agents to be informed of and to agree to be bound by Privacy Law and the provisions of this Agreement and (ii) maintain physical, electronic and procedural safeguards reasonably designed to protect the security, confidentiality and integrity of, and to prevent unauthorized access to or use of, Customer Information.

Section 9.Insurance Company and Contract Distributor have adopted and implemented compliance policies and procedures to comply with all anti-money laundering and currency transaction reporting laws, regulations, requirements and guidance applicable to Fund or applicable to Insurance Company or Contract Distributor, as the case may be, including those relating to Contractholder identification and verification; monitoring for Specially Designated Nationals and Blocked Persons named on the U.S. Treasury Department's Office of Foreign Assets Control list or other similar governmental lists; suspicious activity reporting; and recordkeeping requirements (collectively, "AML Requirements"), and with any "anti-money laundering" guidelines as may be provided by Lazard or Fund or agreed with Lazard and Fund.

15.1            Insurance Company and Contract Distributor will ensure the ability of federal examiners to obtain information and records relating to AML Requirements and the ability of Lazard and Fund or their agents to inspect the records and facilities of Insurance Company and Contract Distributor regarding compliance with AML Requirements.

15.2            Insurance Company agrees to share information with Fund for purposes of ascertaining whether a suspicious activity report ("SAR") is warranted with respect to any suspicious transaction involving Shares, provided that neither Insurance Company nor Fund is the subject of the SAR.  Insurance Company, if required to maintain an anti-money laundering program, also represents and warrants that it has filed the requisite certification with the Financial Crimes Enforcement Network to allow Insurance Company to share information pursuant to Section 314(b) to the USA PATRIOT Act.

15.3            Insurance Company and Contract Distributor will provide Fund with such information, representations and certifications regarding compliance with AML Requirements as Fund may reasonably request.

15.4            Insurance Company and Contract Distributor will notify Fund if any of Insurance Company's or Contract Distributor's representations with respect to compliance with AML Requirements ceases to be true.

Section 10.Insurance Company and Contract Distributor understand that Fund's activities may be performed on its behalf by Lazard (as distributor) or the Portfolios' investment adviser, transfer agent or other authorized service providers.

Section 11.Lazard understands that Insurance Company and Contract Distributor, as appropriate, may perform certain services on behalf of each Separate Account.

ARTICLE XVI.
FUND SHARES

Section 1.Fund agrees to make the Shares of each Portfolio available for purchase by Insurance Company and each Separate Account at net asset value, subject to the terms and conditions of this Agreement and the Portfolio Prospectus.  Fund may refuse to sell the Shares of any Portfolio to any person, or suspend or terminate the offering of the Shares of any Portfolio, as permitted by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, suspension or termination is necessary and in the best interests of the shareholders of such Portfolio.

Section 2.Fund agrees that it shall sell Shares of the Portfolios only to Participating Companies and their separate accounts, the general accounts of Participating Companies and their affiliates and to qualified pension and retirement plans.  No Shares of any Portfolio will otherwise be sold to the general public.

Section 3.Except as noted in this Article III, Fund and Insurance Company agree that orders and related payments to purchase and redeem Portfolio Shares shall be processed in the manner set out in Schedule 2 hereto.

16.1            Insurance Company and Contract Distributor represent that they have adopted, and will at all times during the term of this Agreement maintain, reasonable and appropriate procedures ("Late Trading Procedures") designed to ensure that any and all orders relating to the purchase, sale or exchange of Portfolio Shares communicated by Contract Distributor to Fund or its agent to be treated in accordance with Schedule 2 as having been received on a Business Day have been received by Contract Distributor by the Close of Trading (as defined in Schedule 2) on such Business Day and were not modified after the Close of Trading, and that all orders received from Contractholders but not rescinded by the Close of Trading were communicated to Fund or its agent as received for that Business Day.

16.2            Each transmission of Share orders by Contract Distributor shall constitute a representation by Contract Distributor that such orders are accurate and complete and relate to orders received by Contract Distributor by the Close of Trading on the Business Day for which the order is to be priced and that such transmission includes all orders relating to Portfolio Shares received from Contractholders but not rescinded by the Close of Trading.

16.3            Insurance Company and Contract Distributor will provide Fund with (A) a copy of the Late Trading Procedures and (B) such certifications and representations regarding the Late Trading Procedures as Fund may reasonably request.  Insurance Company and Contract Distributor will ensure the ability of appropriate regulatory authorities to obtain information and records relating to the Late Trading Procedures and the ability of Lazard and Fund or their agents to inspect the records and facilities of Insurance Company and Contract Distributor regarding compliance with the Late Trading Procedures.  Insurance Company or Contract Distributor will promptly notify Fund in writing of any material change in the Late Trading Procedures.

Section 4.Fund shall confirm each purchase or redemption order made by Insurance Company.  Transfer of Portfolio Shares shall be by book entry only.  No share certificates shall be issued to Insurance Company.  Shares ordered from Fund shall be recorded in an appropriate title for Insurance Company, on behalf of each Separate Account or the General Account.

Section 5.Fund shall promptly notify Insurance Company of the amount of dividend and capital gain, if any, per share of each Portfolio to which each Separate Account is entitled.  Insurance Company hereby elects to reinvest all dividends and capital gains of any Portfolio in additional Shares of that Portfolio at the applicable net asset value per share, until Insurance Company otherwise notifies Fund in writing.

ARTICLE XVII.
STATEMENTS AND REPORTS

Section 1.Fund shall provide Insurance Company with monthly statements of account for each Separate Account's Portfolio accounts as of the end of each month by the fifteenth (15th) Business Day of the following month.

Section 2.(a)          At least annually, Fund or its designee shall provide Insurance Company with as many copies of Portfolio Prospectuses as Insurance Company may reasonably request for distribution by Insurance Company to existing Contractholders and Participants with respect to Separate Accounts invested in the relevant Portfolios.  The expenses of such printing will be borne by the relevant Portfolio and/or Lazard.

(b)           If requested by Insurance Company, Fund or its designee shall provide Portfolio Prospectuses in "camera ready" copy or, at the request of Insurance Company, in the electronic format sent to the financial printer and other assistance as is reasonably necessary in order for the Parties once a year (or more frequently if the Portfolio Prospectuses are supplemented or updated) to have the Contract Prospectuses and the Portfolio Prospectuses printed together in one document.  The expenses of such printing will be borne by Insurance Company.

(c)           Fund or its designee shall provide Insurance Company, at Insurance Company's expense, with as many copies of Portfolio Prospectuses as Insurance Company may reasonably request for distribution by Insurance Company to prospective purchasers of Contracts.

(d)           The form of the Portfolio Prospectuses provided to Insurance Company shall be the final form of Portfolio Prospectus as filed with the Commission, which form shall include only those Portfolios identified on Schedule 1.

Section 3.Fund shall provide Insurance Company with at least one complete copy of all registration statements, periodic reports and proxy statements and all applications for exemptive orders and requests for no-action letters that relate to a Separate Account.

Section 4.Fund shall provide Insurance Company with copies of each Portfolio's periodic reports, proxy statements and other printed materials (which the Portfolio customarily provides to its shareholders) in quantities as

Insurance Company may reasonably request for distribution by Insurance Company to each Contractholder and Participant with respect to Separate Accounts invested in that Portfolio. The expenses of such printing and postage will be borne by the relevant Portfolio or Lazard.

Section 5.Insurance Company shall provide Fund with at least one complete copy of all Separate Account registration statements, periodic reports, proxy statements, applications for exemptive orders, requests for no-action letters, and all amendments to any of the above, that are material to a Portfolio promptly after the filing of such document with the Commission or other regulatory authorities or, if such materials are not filed, contemporaneously with first use.  Insurance Company shall provide to Fund and Lazard any complaints received from Contractholders pertaining to Fund or a Portfolio.

Section 6.Fund hereby notifies Insurance Company that Contract Prospectus disclosure regarding potential risks of mixed and shared funding may be appropriate.

ARTICLE XVIII.
CONTRACTHOLDER AND TRANSACTION INFORMATION

Section 1.Insurance Company agrees to provide Fund, upon written request (which may include electronic writings and facsimile transmissions, a "Request"), the taxpayer identification number (the "TIN"), the Individual/International Taxpayer Identification Number ("ITIN") or other government-issued identifier ("GII"), if known, of any or all Contractholder(s) who have purchased, redeemed, transferred or exchanged Portfolio Shares held through a Separate Account during the period covered by the Request and the amount, date, name or other identifier of any investment professional(s) associated with the Contractholders or Separate Account (if known), and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of Shares.

18.1            Requests must set forth a specific period, not to exceed 180 days from the date of the Request for which transaction information is sought.  Fund may request transaction information older than 180 days from the date of the Request as it deems necessary to investigate compliance with policies established by Fund for the purpose of eliminating or reducing any dilution of the value of Shares.

18.2            Insurance Company agrees to transmit the requested information that is on the Separate Account's books and records to Fund or its designee promptly, but in any event not later than 10 Business Days after receipt of a Request.  To the extent practicable, the format for any transaction information provided to Fund should be consistent with the National Securities Clearing Corporation (the "NSCC") Standardized Data Report Format, or any other format acceptable to Fund.

18.3            Fund agrees not to use the information received for marketing or any other similar purpose without the prior written consent of Insurance Company.

Section 2.Insurance Company agrees to execute a Request from Fund to restrict or prohibit further purchases or exchanges of Shares by a Contractholder that has been identified by Fund as having engaged in transactions in Shares that violate policies established by Fund for the purpose of eliminating or reducing any dilution of the value of Portfolio Shares.

18.1            Such Request must include the TIN, ITIN or GII if known, and the specific restriction(s) to be executed.  If the TIN, ITIN or GII is not known, the instructions must include an equivalent identifying number of the Contractholder(s) or other agreed upon information to which the instruction relates.

18.2            Insurance Company agrees to execute the Request as soon as reasonably practicable, but not later than five Business Days after receipt of the instructions by Insurance Company.

18.3            Insurance Company agrees to provide written confirmation to Fund as soon as reasonably practicable that the Request has been executed, but not later than 10 Business Days after the Request has been executed.

Section 3.Insurance Company will use reasonable efforts to determine, promptly upon the Request of Fund, but not later than five Business Days after receipt of the Request by Insurance Company, whether any specific person or entity about whom Fund has received information pursuant to Section 5.1 of this Agreement is an "indirect intermediary" as defined in Rule 22c-2 under the 1940 Act ("Indirect Intermediary") and, upon further Request from Fund, promptly (but not later than five Business Days after receipt of such Request) either:

18.1            provide (or arrange to have provided) the identification and transaction information set forth in Section 5.1 of this Agreement regarding a Contractholder who holds Shares through the Indirect Intermediary; or

18.2            restrict or prohibit the Indirect Intermediary from purchasing Shares on behalf of itself or other persons

Insurance Company agrees to inform the Fund whether it plans to perform (a) or (b) above.

ARTICLE XIX.
EXPENSES

Section 1.Except as otherwise specifically provided herein, each Party will bear all expenses incident to its performance under this Agreement.

Section 2.Lazard may pay Contract Distributor for distribution and/or other services relating to Portfolio Shares pursuant to any distribution plan adopted by Fund in accordance with Rule 12b-1 under the 1940 Act, subject to the terms of an agreement between Contract Distributor and Lazard related to such plan.

ARTICLE XX.
EXEMPTIVE RELIEF

Section 1.Insurance Company acknowledges that it has reviewed a copy of the Order and, in particular, has reviewed the conditions to the relief set forth in the Notice.  As required by the conditions set forth in the Notice, Insurance Company shall report any potential or existing conflicts promptly to the Board.  In addition, Insurance Company is obligated to assist the Board in carrying out its responsibilities under the Order by providing the Board with all information necessary for the Board to consider any issues raised including, without limitation, notifying the Board whenever Contractholder voting instructions are disregarded.  Insurance Company, at least annually (but more frequently if deemed appropriate by the Board), shall submit to the Board such reports, materials, or data as the Board may reasonably request so that the Board may carry out fully the obligations imposed upon it by the Order.  Insurance Company agrees that such responsibilities will be carried out with a view only to the interests of existing Contractholders.

Section 2.If a majority of the Board, or a majority of Disinterested Board Members, determines that a material irreconcilable conflict exists with regard to Contractholder investments in Fund, the Board shall give prompt notice to all Participating Companies.  If the Board determines that Insurance Company is a Participating Company for whom the conflict is relevant, Insurance Company shall at its sole cost and expense, and to the extent reasonably practicable (as determined by a majority of the Disinterested Board Members), take such action as is necessary to remedy or eliminate the irreconcilable material conflict.  Such necessary action may include, but shall not be limited to:

20.1            withdrawing the assets allocable to some or all Separate Accounts from Fund or any Portfolio and reinvesting such assets in a different investment medium (which may include another Portfolio);

20.2            submitting the question of whether such segregation should be implemented to a vote of all affected Contractholders and, as appropriate, segregating the assets of any appropriate group (i.e., variable annuity or variable life insurance Contractholders) that votes in favor of such segregation or offering to affected Contractholders the option of making such a change; and

20.3            establishing a new registered management investment company or managed separate account.

If a material irreconcilable conflict arises as a result of a decision by Insurance Company to disregard Contractholder voting instructions and that decision represents a minority position or would preclude a majority vote, Insurance Company may be required, at Fund's election, to withdraw the investments of its Separate Accounts in Fund, and no charge or penalty will be imposed as a result of such withdrawal.  The responsibilities of Insurance Company in this Section 7.2 shall be carried out with a view only to the interest of Contractholders.

Section 3.For the purpose of Section 7.2, a majority of the Disinterested Board Members shall determine whether any proposed action adequately remedies any material irreconcilable conflict, but in no event shall Fund or Lazard or any other investment adviser of Fund be required to bear the expense of establishing a new funding medium for any Contract.  Insurance Company shall not be required by Section 7.2 to establish a new funding medium for any Contract if an offer to do so has been declined by vote of a majority of the Contractholders materially and adversely affected by the material irreconcilable conflict.

Section 4.No action by Insurance Company taken or omitted, and no action by a Separate Account or Fund taken or omitted as a result of any act or failure to act by Insurance Company pursuant to this Article VII shall relieve Insurance Company of its obligations under, or otherwise affect the operations of, this Article VII.

Section 5.If and to the extent Rule 6e-2 and Rule 6e-3(T) under the 1940 Act are amended, or if Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules thereunder with respect to mixed and shared funding on terms and conditions materially different from any exemptions granted in the Order, then Fund, and/or the Participating Companies, as appropriate, shall take such steps as may be reasonably necessary to comply with Rule 6e-2 and Rule 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such Rules are applicable.

ARTICLE XXI.
VOTING OF FUND SHARES

Section 1.Insurance Company shall provide pass-through voting privileges to all Contractholders and Participants so long as and to the extent the Commission continues to interpret the 1940 Act as requiring pass-through voting privileges or to the extent otherwise required by law.  Accordingly, Insurance Company, where applicable, shall vote Shares of a Portfolio held in each Separate Account in a manner consistent with voting instructions timely received from its Contractholders and Participants.    Insurance Company shall be responsible for assuring that the Separate Account determines voting privileges in a manner consistent with other Participating Companies.  Insurance Company shall vote Shares for which it has not received timely voting instructions, as well as Shares it owns, in the same proportion as it votes those Shares for which it has received voting instructions.

Section 2.Insurance Company agrees that it shall not, without the prior written consent of Fund and Lazard, solicit, introduce or encourage Contractholders or Participants to change or supplement Fund's investment adviser.

Section 3.

ARTICLE XXII.
MARKETING

Section 1.Fund or its designee shall periodically furnish Insurance Company with sales literature or other promotional materials for each Portfolio, in quantities as Insurance Company may reasonably request, for distribution to prospective purchasers of Contracts.  Expenses for the printing and distribution of such documents shall be borne by Insurance Company.

Section 2.Insurance Company shall designate certain persons or entities that shall have the requisite licenses to solicit applications for the sale of Contracts.

Section 3.Insurance Company shall furnish, or shall cause to be furnished, to Fund each piece of sales literature or other promotional material in which Fund, Lazard or Fund's investment adviser or administrator is named, at least ten (10) Business Days prior to its use.  Approval shall be presumed given if notice to the contrary is not received by the Insurance Company within ten (10)  Business Days after receipt by Lazard of such material.

Section 4.Fund shall furnish, or shall cause to be furnished, to Insurance Company each piece of Fund's sales literature or other promotional material in which Insurance Company or a Separate Account is named, at least ten (10) Business Days prior to its use.  No such material shall be used unless Insurance Company approves such material in writing.

Section 5.Insurance Company shall not give any information or make any representations or statements on behalf of Fund or Lazard or concerning Fund or any Portfolio other than the information or representations contained in a Portfolio Prospectus, periodic reports, proxy statements or in sales literature or other promotional material approved by Fund.

Section 6.Fund shall not, in connection with the sale of Portfolio Shares, give any information or make any representations on behalf of Insurance Company or concerning Insurance Company, a Separate Account, or the Contracts other than the information or representations contained in a Contract Prospectus, in published reports for each Separate Account that are in the public domain or approved by Insurance Company for distribution to Contractholders or Participants, or in sales literature or other promotional material approved by Insurance Company.

Section 7.For purposes of this Agreement, the phrase "sales literature or other promotional material" or words of similar import include, without limitation, advertisements (such as material published, or designed for use, in a newspaper, magazine or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures or other public media), sales literature (such as any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, or reprints or excerpts of any other advertisement, sales literature or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, prospectuses, statements of additional information, shareholder reports and proxy materials, and any other material constituting sales literature or advertising under the rules of FINRA, the 1940 Act or the 1933 Act.

ARTICLE XXIII.
INDEMNIFICATION

Section 1.Insurance Company and Contract Distributor each agree to indemnify and hold harmless Fund, Lazard, any investment adviser of a Portfolio, and their affiliates, and each of their respective directors, trustees, general members, officers, employees, agents and each person, if any, who controls any of the foregoing entities or persons within the meaning of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 10.1), against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with or any amounts paid in settlement of, any action, suit or proceeding or any claim asserted and any income taxes, penalties or toll charges) (collectively, "Losses") for which the Indemnified Parties may become subject insofar as such Losses (or actions in respect thereof):

23.1            arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in any Separate Account registration statement, Contract Prospectus, Contract or sales literature or other promotional material relating to a Separate Account or the Contracts (collectively, "Account documents") or arise out of or are based upon the omission or the alleged omission to state in any Account documents a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that neither Insurance Company nor Contract Distributor shall be liable in any such case to the extent that any such Loss arises out of or is based upon any such materially untrue statement or material omission made in any Account document which materially untrue statement or material omission was made in reliance upon and in conformity with written information furnished by or on behalf of Fund specifically for use therein;

23.2            arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in any Fund registration statement, Portfolio Prospectus or sales literature or other promotional material relating to Fund or a Portfolio (collectively, "Portfolio documents") or arise out of or are based upon the omission or the alleged omission to state in any Portfolio documents a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading, provided such materially untrue statement or material omission was made in reliance upon and in conformity with information furnished to Fund or Lazard by or on behalf of Insurance Company or Contract Distributor specifically for use therein;

23.3            arise out of or as a result of statements or representations (other than statements or representations contained in any Portfolio document not made in reliance upon and in conformity with information furnished to Fund or Lazard by or on behalf of Insurance Company or Contract Distributor specifically for use therein and on which Insurance Company or Contract Distributor have reasonably relied) or wrongful conduct of Insurance Company or Contract Distributor or their respective agents and persons under their respective control with respect to the sale and distribution of Contracts or Portfolio Shares;

23.4            arise out of any material breach of any representation, warranty and/or covenant made by Insurance Company or Contract Distributor in this Agreement, or arise out of or result from any other material breach of this Agreement by Insurance Company or Contract Distributor;

23.5            arise out of Insurance Company's incorrect calculation and/or incorrect or untimely reporting of net purchase or redemption orders; or

23.6            arise out of or are related to any tax liability under Section 851 of the Code arising from purchases or redemptions by the General Account or the accounts of Insurance Company's affiliates.

Section 2.Lazard agrees to indemnify and hold harmless Insurance Company and Contract Distributor and each of their respective directors, trustees, general members, officers, employees, agents and each person, if any, who controls Insurance Company or Contract Distributor within the meaning of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 10.2), against Losses for which Indemnified Parties may become subject insofar as such Losses (or actions in respect thereof):

23.1            arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in any Portfolio documents or arise out of or are based upon the omission or the alleged omission to state in any Portfolio documents a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that Lazard shall not be liable in any such case to the extent that any such Loss arises out of or is based upon any such materially untrue statement or material omission made in any Portfolio document which materially untrue statement or material omission was made in reliance upon and in conformity with information furnished by or on behalf of Insurance Company or Contract Distributor specifically for use therein;

23.2            arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in Account documents or arise out of or are based upon the omission or the alleged omission to state in any Account documents a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading, provided such materially untrue statement or material omission was made in reliance upon and in conformity with written information furnished to Insurance Company or Contract Distributor by or on behalf of Fund specifically for use therein;

23.3            arise out of or as a result of statements or representations (other than statements or representations contained in any Account document on which Fund or Lazard have reasonably relied) or wrongful conduct of Fund or Lazard or their respective agents and persons under their respective control with respect to the sale and distribution of Portfolio Shares;

23.4            arise out of any material breach of any representation and/or warranty made by Fund or Lazard in this Agreement, or arise out of or result from any other material breach of this Agreement by Fund or Lazard; or

23.5            arise out of Fund's failure to correct in a timely manner any incorrect calculation and/or reporting of the daily net asset value, dividend rate or capital gain distribution rate of a Portfolio; provided, however, that Fund shall have no obligation to indemnify and hold harmless the Indemnified Parties if the incorrect calculation or reporting was the result of incorrect information furnished by or on behalf of Insurance Company or Contract Distributor or otherwise as a result of or relating to Insurance Company's or Contract Distributor's negligence or breach of this Agreement.

Section 3.In no event shall any Party  be liable for any consequential, incidental, special or indirect damages.

Section 4. (a)         Promptly after receipt by a Party that may be entitled to indemnification under this Article ("Indemnified Party" for purposes of this Section) of notice of the commencement of any action which may result in Losses, such Indemnified Party shall, if a claim in respect thereof is to be made against the indemnifying party under this Article ("Indemnifying Party" for purposes of this Section), notify Indemnifying Party of the commencement thereof.  The failure to so notify shall not relieve Indemnifying Party from any liability under this Article X, except to the extent that Indemnifying Party is damaged as a result of the failure to give such notice.  If Indemnified Party notifies Indemnifying Party of the commencement of any such action, Indemnifying Party shall be entitled to participate therein and, to the extent that it may wish, assume the defense thereof, with counsel reasonably satisfactory to Indemnified Party, and to the extent that Indemnifying Party has given notice to such effect and is performing its obligations under this Article, Indemnifying Party shall not be liable for any legal or other expenses subsequently incurred by Indemnified Party in connection with the defense thereof, other than reasonable costs of investigation.  Notwithstanding the foregoing, in any such proceeding, any Indemnified Party shall have the right to retain its own counsel, but the fees and expenses of such counsel shall be at its expense unless (a) Indemnifying Party and Indemnified Party shall have mutually agreed to the retention of such counsel or (b) the named parties to any such proceeding (including any impleaded parties) include both Indemnifying Party and Indemnified Party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them.  Indemnifying Party shall not be liable for any settlement of any proceeding effected without its written consent.

(b)           No party shall be liable under any of the foregoing indemnification provisions with respect to any Losses or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

9.6           A successor by law of any Party to this Agreement shall be entitled to the benefits of the indemnification contained in this Article X.

ARTICLE XXIV.
COMMENCEMENT AND TERMINATION

Section 1.This Agreement shall continue in force until terminated in accordance with the provisions herein.

Section 2.This Agreement shall terminate without penalty as to one or more Portfolios:

24.1            at any time from the date hereof upon 60 days' written notice;

24.2            at the option of Insurance Company if it determines that Shares of any Portfolio are not reasonably available to meet the requirements of the Contracts; Insurance Company shall furnish prompt written notice of election to terminate and termination shall be effective ten days after receipt of written notice unless Fund makes available a sufficient number of Shares to meet the requirements of the Contracts within such ten day period;

24.3            at the option of Insurance Company upon the institution of formal proceedings against Fund or Lazard or their respective affiliates by the Commission or any other regulatory body, the expected or anticipated ruling, judgment or outcome of which would, in Insurance Company's reasonable judgment, materially impair the other's ability to meet and perform its obligations and duties hereunder; prompt written notice of election to terminate shall be furnished with termination to be effective as specified therein;

24.4            at the option of Fund upon the institution of formal proceedings against Insurance Company or Contract Distributor or their respective affiliates by the Commission, FINRA or any other regulatory body, the expected or anticipated ruling, judgment or outcome of which would, in Fund's reasonable judgment, materially impair the other's ability to meet and perform its obligations and duties hereunder; prompt written notice of election to terminate shall be furnished with termination to be effective as specified therein;

24.5            upon termination of the investment management agreement between Fund, on behalf of its Portfolios, and Lazard or its successors unless Insurance Company specifically approves the selection of a new investment adviser for the Portfolios;

24.6            at the option of Fund upon a determination by the Board in good faith that it is no longer advisable and in the best interests of shareholders for Fund to continue to operate pursuant to this Agreement; termination shall be effective upon notice by Fund to Insurance Company of such termination;

24.7            at the option of any Party, upon another's breach of any material representation, warranty or other provision of this Agreement; or

24.8            upon assignment (as defined in the 1940 Act) of this Agreement, unless made with the written consent of the non-assigning Parties.

Any such termination pursuant to this Article XI shall not affect the operation of Articles VI or X of this Agreement.  The Parties agree that any termination pursuant to Article VII shall be governed by that Article.

Section 3.Notwithstanding any termination of this Agreement, Fund and Lazard may, at the option of Fund, continue to make available additional Portfolio Shares for so long as Fund desires pursuant to the terms and conditions of this Agreement as provided below, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as the "Existing Contracts").  Specifically, without limitation, if Fund so elects to make additional Portfolio Shares available, the owners of the Existing Contracts or Insurance Company, whichever shall have legal authority to do so, shall be permitted to reallocate investments among the Portfolios, redeem investments in the Portfolios and/or invest in the Portfolios upon the making of additional purchase payments under the Existing Contracts.  In the event of a termination of this Agreement pursuant to Section 11.2 hereof, Fund, as promptly as is practicable under the circumstances, shall notify Insurance Company as to whether Fund shall continue to make Portfolio Shares available after such termination.  If Portfolio Shares continue to be made available after such termination, the provisions of this Agreement shall remain in effect and thereafter either Fund or Insurance Company may terminate the Agreement, as so continued pursuant to this Section 11.3, upon prior written notice to the other Parties, such notice to be for a period that is reasonable under the circumstances but, if given by Fund, need not be for more than six months.

Section 4.

ARTICLE XXV.
AMENDMENTS

Section 1.Any changes in the terms of this Agreement shall be made by agreement in writing by the Parties hereto, except as otherwise specified herein.

ARTICLE XXVI.
NOTICE

Section 1.Each notice required by this Agreement shall be given by certified mail, return receipt requested, to the appropriate Parties at the following addresses:

Insurance Company:

Midland National Life Insurance Company

4546 Corporate Drive

Suite 100

West Des Moines, IA 50266

Attention: Bill Lowe

CC: Victoria E. Fimea

Senior Vice President, General Counsel and Secretary

Sammons Financial Group
4350 Westown Parkway

West Des Moines, IA 50266

Contract Distributor:	Sammons Financial Network. LLC 4546 Corporate Drive Suite 100 West Des Moines, IA 50266
Fund:	Lazard Retirement Series, Inc. 30 Rockefeller Plaza New York, New York 10112 Attention: Charles Burgdorf
Lazard:	Lazard Asset Management Securities LLC 30 Rockefeller Plaza New York, New York 10112 Attention: Nathan A. Paul, Esq.
with a copy to:	Stroock & Stroock & Lavan LLP 180 Maiden Lane New York, New York 10038-4982 Attention: Stuart H. Coleman, Esq.

Notice shall be deemed to be given on the date of receipt by the addresses as evidenced by the return receipt.

ARTICLE XXVII.
MISCELLANEOUS

Section 1.If any provision of this Agreement is held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement will not be affected thereby.

Section 2.The rights, remedies, indemnities and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies, indemnities and obligations, at law or in equity, to which the Parties are entitled.

Section 3.This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

ARTICLE XXVIII.
LAW

14.1     This Agreement shall be construed in accordance with the internal laws of the State of New York,                        without giving effect to principles of conflict of laws.

IN WITNESS WHEREOF, this Agreement has been executed and attested on behalf of the Parties as of the date first above written.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

By:___________________________

Attest:_____________________

SAMMONS FINANCIAL NETWORK. LLC

By:___________________________

Attest:_____________________

LAZARD RETIREMENT SERIES, INC.

By:___________________________

Attest:_____________________

Lazard ASSET MANAGEMENT SECURITIES LLC

By:___________________________

Attest:______________________

SCHEDULE 1

Fund Name	CUSIP
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO SERVICE SHARES	521071308
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO SERVICE SHARES	521071506
LAZARD RETIREMENT U.S. SMALL-MID CAP EQUITY PORTFOLIO SERVICE SHARES	521071803
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO SERVICE SHARES	521071829
LAZARD RETIREMENT MULTI-ASSET TARGETED VOLATILITY PORTFOLIO SERVICE SHARES	521071787

Separate Accounts and Contracts

SCHEDULE 2

PORTFOLIO SHARE ORDER PROCESSING

Pricing

1.                   Each Business Day, Fund shall use its best efforts to make each Portfolio's closing net asset value per share ("NAV") available to Insurance Company by 6:30 p.m. Eastern time.

2.                   At the end of each Business Day, Insurance Company[1]  shall calculate each Separate Account's unit values.  Using this unit value, Insurance Company shall process that Business Day's Contract and Separate Account transactions to determine the net dollar amount of each Portfolio's Shares to be purchased or redeemed.

3.                   Fund hereby appoints Insurance Company as its agent for the limited purpose of receiving orders for the purchase and redemption of Portfolio Shares for the Separate Accounts.  Orders that Insurance Company receives from Contractholders by the close of regular trading (the "Close of Trading") on the New York Stock Exchange (the "NYSE") (usually 4:00 p.m., Eastern time) on each Business Day shall be treated by Fund and Insurance Company as though received on that Business Day.  Orders that Insurance Company receives after the Close of Trading shall be treated by Fund and Insurance Company as though received on the next Business Day.  All orders are subject to acceptance or rejection in the sole discretion of Lazard or Fund or its agent, and orders shall be effective only upon receipt in proper form.

4.                   Insurance Company shall use its reasonable efforts to notify Fund in advance of any unusually large purchase or redemption orders.

5.                   Fund shall execute purchase and redemption orders for a Portfolio's Shares that relate to Insurance Company's General Account, or that do not relate to Contract transactions, at that Portfolio's NAV next determined after Fund (not Insurance Company) receives the order and any related purchase payments in accordance with this Schedule.

[1]               "Insurance Company" as used in this Schedule 2 may also (or in the alternative) refer to Contract Distributor as appropriate.

6.                   Fund shall execute purchase and redemption orders for a Portfolio's Shares that relate to Contracts funded by Separate Accounts either registered under the 1940 Act or not so registered in the same manner, but only to the extent that Insurance Company represents and warrants that it is legally or contractually obligated to treat such orders in the same manner.  Each order for Portfolio Shares placed by Insurance Company that is attributable, in whole or in part, to Contracts funded by an unregistered Separate Account shall be deemed to constitute such representation and warranty by Insurance Company unless the order specifically states to the contrary.  Otherwise, Fund shall treat orders attributable to unregistered Separate Account Contracts in the same manner as orders for the General Account.

7.                   Fund shall execute purchase or redemption orders for a Portfolio's Shares that do not satisfy the conditions specified in this Schedule at the Portfolio's NAV next determined after such conditions have been satisfied.

8.                   If Fund provides Insurance Company with materially incorrect net asset value per share information through no fault of Insurance Company, Insurance Company, on behalf of the Separate Account, may be entitled to an adjustment to the number of Shares purchased or redeemed to reflect the correct net asset value per share in accordance with Fund's current policies for correcting pricing errors.  Any material error in the calculation of net asset value per share, dividend rate or capital gain distribution rate information shall be reported promptly upon discovery to Insurance Company.

For transactions through the NSCC's Fund/SERV service

9.                   Insurance Company and Lazard each (a) represents that it has entered into a membership agreement with the NSCC and it is eligible to participate in the NSCC's Fund/SERV system and (b) agrees to perform all duties assigned to it by the NSCC and to conduct its activities in accordance with the rules, regulations, policies and procedures of the NSCC, as applicable.

10.               Insurance Company shall use its best efforts to transmit all transactions in Shares through Fund/SERV by 8:00 p.m., Eastern time each Business Day or, if Insurance Company is using the Defined Contribution Clearing Service of the NSCC ("DCCS") and uses the settlement override indicator, 6:00 a.m. on the next Business Day ("T+1").  If Insurance Company fails to transmit such transactions through Fund/SERV by 12:00 a.m., Eastern time on T+1, or, if Insurance Company is using DCCS and uses the settlement override indicator, by 6:00 a.m. on T+1, Insurance Company shall notify Lazard by 9:00 a.m., Eastern time on T+1 of such failure.

For manual transactions

Unless processed using the NSCC's Fund/SERV interfaces in the customary manner as prescribed by the NSCC, operational responsibilities will be executed as described below.

11.               Insurance Company shall transmit net purchase or redemption orders to Fund or its designee by 9:30 a.m. Eastern time on the Business Day next following the effective trade date.  For informational purposes only, Insurance Company shall separately describe the amount of Shares of each Portfolio that are being purchased, redeemed, or exchanged from one Portfolio to the other.

12.               Insurance Company shall pay for any net purchase order by wiring Federal Funds to Fund or its designated custodial account by 4:00 p.m. Eastern time on the same Business Day it transmits the order to Fund.  If Fund does not receive such payment by 4:00 p.m., Insurance Company shall promptly, upon Fund's request, reimburse Fund for any charges, costs, fees, interest or other expenses incurred by Fund in connection with any advances to, or borrowings or overdrafts by, Fund, or any similar expenses incurred by Fund, as a result of portfolio transactions effected by Fund based upon such purchase request.

13.              Fund shall pay for any net redemption order by wiring the redemption proceeds to Insurance Company, except as provided below, within two Business Days after Insurance Company transmits such order to Fund or, upon notice to Insurance Company, such longer period as permitted by the 1940 Act or the rules, orders or regulations thereunder.  In the case of any net redemption order valued at or greater than $1 million, Fund shall wire such amount to Insurance Company within seven days of the order.  In the case of any net redemption order requesting the application of proceeds from the redemption of one Portfolio's Shares to the purchase of another Portfolio's Shares, Fund shall so apply such proceeds the same Business Day that Insurance Company transmits such order to Fund.

24(b)(8)(dd)	Participation Agreement between Midland National Life Insurance Company and Lord Abbett

FUND PARTICIPATION AGREEMENT

THIS FUND PARTICIPATION AGREEMENT ("Agreement") made as of the __day of August, 2012, by and between Lord Abbett Series Fund, Inc.  (the "Fund") a Maryland Corporation, on its behalf and on behalf of each separate investment series thereof, whether existing as of the date above or established subsequent thereto, (each a "Portfolio") and collectively, the "Portfolios") Lord Abbett Distributor LLC, a New York limited liability company (the "Distributor"), and Midland National Life Insurance Company (the "Company"), a life insurance company organized under the laws of the State of Iowa.

WHEREAS, the Fund is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the " '40 Act") as an open-end, diversified management investment company; and

WHEREAS, the Fund is organized as a series fund comprised of separate investment series, namely the Portfolios; and

WHEREAS, the Fund was organized to act as the funding vehicle for certain variable life insurance and/or variable annuity contracts ("Variable Contracts") offered by life insurance companies through separate accounts of such life insurance companies and also offers its shares to certain qualified pension and retirement plans; and

WHEREAS, the Fund has filed an application with the SEC requesting an order granting relief from various provisions of the '40 Act and the rules thereunder to the extent necessary to permit Fund shares to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated participating insurance companies accounts ("Participating Companies") and qualified pension and retirement plans outside the separate account context (including, without limitation, those trusts, plans, accounts, contracts or annuities described in Sections 401(a), 403(a), 403(b), 408(a), 408(b), 414(d), 457(b), 408(k), 501(c)(18) of the Internal Revenue Code of 1986, as amended (the “Code”) and any other trust, plan, account, contract or annuity trust that is determined to be within the scope of Treasury Regulation §1.817.5(f)(3)(iii) ("Plans"); and

WHEREAS, the Company has established or will establish one or more separate accounts ("Separate Accounts") to offer Variable Contracts and is desirous of having the Fund as one of the underlying funding vehicles for such Variable Contracts; and

WHEREAS, the Distributor is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 (the " '34 Act") as amended and acts as the Fund’s principal underwriter; and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares of the Fund to fund the aforementioned Variable Contracts and the Fund is authorized to sell such shares to the Company at NAV.

NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund, and the Distributor agree as follows:

Article I.  Sale of Fund Shares

1.1        The Fund agrees to make Variable Contract Class shares ("Shares") of the Fund available to the Separate Accounts of the Company for the investment of purchase payments of Variable Contracts allocated to the designated Separate Accounts as provided in the Fund's then current prospectus and statement of additional information.  The Company agrees to purchase and redeem the Shares of the Portfolios offered by the then current prospectus and statement of additional information of the Fund in accordance with the provisions of such prospectus and statement of additional information.  The Company shall not permit any person other than a Variable Contract owner ("Owner") to give instructions to the Company which would require the Company to redeem or exchange Shares of the Fund.

1.2        The Fund agrees to sell to the Company those Shares of the selected Portfolios of the Fund which the Company orders, executing such orders on a daily basis at the net asset value ("NAV") next computed after receipt by the Fund or its designee of the order for the Shares of the Fund.  For purposes of this Section 1.2, the Company shall be the designee of the Fund for receipt of such orders from the designated Separate Account and receipt by such designee shall constitute receipt by the Fund; provided, to the extent not inconsistent with regulatory requirements, that the Company receives the order by 4:00 p.m. Eastern time and the Fund receives notice from the Company by telephone, facsimile (orally confirmed) or by such other means as the Fund and the Company may mutually agree of such order by 9:00 a.m. Eastern time on the next following Business Day.  "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its NAV pursuant to the rules of the SEC.

1.3        The Fund agrees to redeem on the Company's request, any full or fractional Shares of the Fund held by the Company, executing such requests on a daily basis at the NAV next computed after receipt by the Fund or its designee of the request for redemption, in accordance with the provisions of this agreement and the Fund's then current registration statement.  For purposes of this Section 1.3, the Company shall be the designee of the Fund for receipt of requests for redemption from the designated Separate Account and receipt by such designee shall constitute receipt by the Fund; provided, to the extent not inconsistent with regulatory requirements, that the Company receives the request for redemption by 4:00 p.m. Eastern time and the Fund receives notice from the Company by telephone, facsimile (orally confirmed) or by such other means as the Fund and the Company may mutually agree of such request for redemption by 9:00 a.m. Eastern time on the next following Business Day.

1.4        The Fund shall furnish, on or before the ex-dividend date, notice to the Company of any income dividends or capital gain distributions payable on the Shares of any Portfolios of the Fund. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on a Portfolio’s Shares in additional Shares of the Portfolio. The Fund shall notify the Company or its designee of the number of Shares so issued as payment of such dividends and distributions.

1.5               The Fund shall make the NAV per share for the selected Portfolios available to the Company on a daily basis, via a mutually agreeable form, as soon as reasonably practicable after the NAV per share is calculated but shall use its best efforts to make such NAV available by 6:30 p.m. Eastern time.

1.6  At the end of each Business Day, the Company shall use the information described in Section 1.5 to calculate Separate Account unit values for the day.  Using these unit values, the Company shall process each such Business Day's Separate Account transactions based on requests and premiums received by it by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m. Eastern time) to determine the net dollar amount of Fund Shares which shall be purchased or redeemed at that day's closing NAV per share.  To the extent not inconsistent with regulatory requirements, the net purchase or redemption orders so determined shall be transmitted to the Fund by the Company by 9:00 a.m. Eastern time on the Business Day next following the Company's receipt of such requests and premiums in accordance with the terms of Sections 1.2 and 1.3 hereof.

1.7        If the Company's order requests the purchase of Fund Shares, the Company shall pay for such purchase by wiring federal funds to the Fund or its designated custodial account on the day the order is transmitted by the Company.  If the Company's order requests a net redemption resulting in a payment of redemption proceeds to the Company, the Fund shall use its best efforts to wire the redemption proceeds to the Company by the next Business Day, unless doing so would require the Fund to dispose of Portfolio securities or otherwise incur additional costs.  In any event, proceeds shall be wired to the Company within three Business Days or such longer period permitted by the '40 Act or the rules, orders or regulations thereunder and the Fund shall notify the person designated in writing by the Company as the recipient for such notice of such delay by 3:00 p.m. Eastern time the same Business Day that the Company transmits the redemption order to the Fund.

1.8        The Fund agrees that all Shares of the Portfolios of the Fund will be sold only to Participating Insurance Companies which have agreed to participate in the Fund to fund their Separate Accounts and/or to Plans, all in accordance with the requirements of Section 817(h) of the Code and Treasury Regulation §1.817‑5.  Shares of the Portfolios of the Fund will not be sold directly to the general public.

1.9 The Fund may refuse to sell Shares of any Portfolios to any person, or suspend or terminate the offering of the Shares of any Portfolios if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board of Directors/Trustees of the Fund (the "Board"), deemed necessary, desirable or appropriate.   Without limiting the foregoing, it has been determined that there is a significant risk that the Fund and its shareholders may be adversely affected by short-term or excessive trading activity, particularly activity used to try and take advantage of short-term swings in the market.  Accordingly, the Fund reserves the right to reject any purchase order, including those purchase orders with respect to shareholders or accounts whose trading has been or may be disruptive to the Fund or that may otherwise adversely affect the Fund.  The Company agrees to use its reasonable best efforts to render assistance to, and to cooperate with, the Fund to achieve compliance with the Fund’s policies and restrictions on short-term or excessive trading activity as they may be amended from time to time, or to the extent required by applicable regulatory requirements.

1.10      Issuance and transfer of Portfolio Shares will be by book entry only.  Stock certificates will not be issued to the Company or the Separate Accounts.  Shares ordered from Portfolios will be recorded in appropriate book entry titles for the Separate Accounts.

Article II.  Owner Transaction Information

            2.1        The Company agrees to provide to the Fund or its designee, upon request, the taxpayer identification number ("TIN"), the Individual/International Taxpayer Identification Number ("ITIN”), or other government-issued identifier ("GII"), if known, of any or all Owners underlying  Separate Accounts and the amount, date, name or other identifier of any investment professional(s) associated with such Owners (if known), and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of Shares of one or more Portfolios held through Separate Accounts (the “Information”).  In addition:

            (i)         Requests for Information must set forth a specific period, not to exceed ninety (90) business days from the date of the most recent calendar month-end preceding the request, for which Information is sought.  The Fund or its designee may request Information older than ninety (90) business days from the date of the request as they deem necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund;

            (ii)        In accordance with the preceding paragraph, the Company agrees to transmit the Information to the Fund or its designee promptly, but in any event not later than five (5) business days, after receipt of a request for Information or after the last day of a period for which the Information has been requested, unless mutually agreed upon otherwise by the parties.  If requested by the Fund or its designee, the Company agrees to use reasonable efforts to determine promptly whether any specific person about whom it has received Information is itself a financial intermediary ("Indirect Intermediary") and, upon further request of the Fund or its designee, promptly either: (i) provide or arrange to provide to the Fund or its designee the Information and any other information required to be provided by law, rule, or regulation for those Owners who hold accounts with an Indirect Intermediary; or (ii)  restrict or prohibit the Indirect Intermediary from purchasing Shares in nominee name on behalf of other persons.  The Company agrees to inform the Fund or its designee whether the Company will perform (i) or (ii).  For purposes of this paragraph, an "Indirect Intermediary" has the same meaning as provided in Rule 22c-2 under the '40 Act ("Rule 22c-2");

            (iii)       To the extent practicable, the format for any Information provided to the Fund should be consistent with the NSCC's Standardized Data Reporting Format, or if not practicable, in an alternative format mutually agreed upon by the parties; and

            (iv)       The Fund agrees not to use Information received from the Company solely as a result of entering into this Agreement for marketing or any other similar purpose without the Company's prior written consent, unless otherwise required by law, rule, or regulation.

            2.2        The Company agrees to execute instructions from the Fund or its designee ("Instructions") to restrict or prohibit further purchases or exchanges of Shares by Owners that have been identified by the Fund or a designee as having engaged in transactions in Shares (directly or indirectly through the Separate Account) that may violate the Fund’s policies regarding short term or excessive trading activity.  The Fund or its designee will include in the Instructions the TIN, ITIN, or GII, if known, and the specific restriction(s) to be implemented.  If the TIN, ITIN, or GII, is not known, the Instructions must include an equivalent identifying number of the Owners or other agreed upon information to which the Instructions relate.  In addition, the Company agrees as follows:

            (i)         To implement Instructions as soon as reasonably practicable, but not later than five (5) business days after receipt of the Instructions by the Company; and

            (ii)        To provide confirmation to the Fund in a mutually agreed upon format that Instructions have been implemented.  The Company agrees to provide confirmation as soon as is reasonably practicable, but not later than ten (10) business days after the Instructions have been implemented.

     2.3  For the purpose of this Article 2:

            (i)         For purposes of this Article the term "Portfolio(s)" does not include any "excepted funds" as defined in Rule 22c-2.

            (ii)        The term "Shares" means the interests of Owners corresponding to the redeemable securities of record issued by the Portfolios under the 1940 Act that are held by the Company.

            (iii)       The term "Owner" means the beneficial Owner of Shares, whether the Shares are held directly or by the Company in nominee name.

Article III. Fees and Expenses

            3.1        Except as otherwise provided under this Agreement, the Fund and the Distributor shall pay no fee or other compensation to the Company under this Agreement, and the Company shall pay no fee or other compensation to the Fund or the Distributor, except as made a part of this Agreement as it may be amended from time to time with the mutual consent of the parties hereto.  All expenses incident to performance by each party of its respective duties under this Agreement shall be paid by that party, unless otherwise specified in this Agreement.

Article IV.  Representations and Warranties

            4.1        The Company represents and warrants that it is an insurance company duly organized and in good standing under the laws of Iowa and that it has legally and validly established each Separate Account as a segregated asset account under such laws.

            4.2        The Company represents and warrants that it has registered or, prior to any issuance or sale of the Variable Contracts, will register each Separate Account as a unit investment trust ("UIT") in accordance with the provisions of the '40 Act and cause each Separate Account to remain so registered to serve as a segregated asset account for the Variable Contracts, unless an exemption from registration is available.

            4.3        The Company represents and warrants that the income, gains and losses, whether or not realized, from assets allocated to each Separate Account are, in accordance with the applicable Variable Contracts, to be credited to or charged against such Separate Account without regard to other income, gains or losses from assets allocated to any other accounts of the Company.  The Company represents and warrants that the assets of the Separate Account are and will be kept separate from the General Account of the Company and any other separate accounts the Company may have, and will not be charged with liabilities from any business that the Company may conduct or the liabilities of any companies affiliated with the Company.

            4.4        The Company represents and warrants that the Variable Contracts will be registered under the Securities Act of 1933 (the "'33 Act") unless an exemption from registration is available prior to any issuance or sale of the Variable Contracts and that the Variable Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws. The Company agrees to notify the Fund promptly of any investment restrictions imposed by state insurance law applicable to the Fund.

            4.5        The Company represents and warrants that the Variable Contracts are currently and at the time of issuance will be treated as life insurance, endowment or annuity contracts under applicable provisions of the Code, that it will maintain such treatment and that it will notify the Fund immediately upon having a reasonable basis for believing that the Variable Contracts have ceased to be so treated or that they might not be so treated in the future.

            4.6        The Fund represents and warrants that the Portfolio Shares offered and sold pursuant to this Agreement will be registered under the '33 Act and sold in accordance with all applicable federal and state laws, and the Fund shall be registered under the '40 Act prior to and at the time of any issuance or sale of such Shares.  The Fund shall amend its registration statement under the '33 Act and the '40 Act from time to time as required in order to effect the continuous offering of its Shares.  The Fund shall register and qualify its Shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Fund.

            4.7        The Fund represents and warrants that each Portfolio will comply with the diversification requirements set forth in Section 817(h) of the Code, and the rules and regulations thereunder, including without limitation Treasury Regulation §1.817-5, and will notify the Company immediately upon having a reasonable basis for believing any Portfolio has ceased to comply or might not so comply and will immediately take all reasonable steps to adequately diversify the Portfolio to achieve compliance.

            4.8        The Fund represents and warrants that each Portfolio invested in by the Separate Account intends to elect to be treated as a "regulated investment company" under Subchapter M of the Code, and to qualify for such treatment for each taxable year and will notify the Company immediately upon having a reasonable basis for believing it has ceased to so qualify or might not so qualify in the future.

            4.9        The Distributor represents and warrants that it is and will be a member in good standing of the Financial Industry Regulatory Authority, Inc. ("FINRA") and is and will be registered as a broker-dealer with the SEC.  The Distributor further represents that it will sell and distribute Portfolio Shares in accordance with all applicable state and federal laws and regulations, including without limitation the '33 Act, the '34 Act and the '40 Act.

            4.10      The Distributor represents and warrants that it will remain duly registered and licensed in all material respects under all applicable federal and state securities laws and shall perform its obligations hereunder in compliance in all material respects with any applicable state and federal laws.

            4.11      The Fund represents and warrants that all its directors, trustees, officers, employees, and other individuals/entities who deal with the money and/or securities of the Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than that required by Rule 17g-1 under the '40 Act.  The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.  The Fund shall make all reasonable efforts to see that this bond or another bond containing these same provisions is always in effect, and each agrees to notify the Company in the event such coverage no longer applies.

            4.12      The Company represents and warrants that all of its employees and agents who deal with the money and/or securities of the Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage in an amount not less than that required to be maintained by entities subject to the requirements of Rule 17g-1 of the '40 Act.  The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.  The Company shall make all reasonable efforts to see that this bond or another bond containing these same provisions is always in effect, and each agrees to notify the Fund in the event such coverage no longer applies.

Article V.  Prospectus and Proxy Statements

            5.1        The Fund shall prepare and be responsible for filing with the SEC and any state regulators requiring such filing all shareholder reports, notices, proxy materials (or similar materials such as voting instruction solicitation materials), prospectuses and statements of additional information of the Fund.

            5.2        At least annually, the Fund or its designee shall provide the Company, free of charge, with as many copies of the current prospectus for the Shares of the Portfolios as the Company may reasonably request for distribution to existing Owners whose Variable Contracts are funded by such Shares.  The Fund or its designee shall provide the Company, at the Company's expense, with as many more copies of the current prospectus for the Shares as the Company may reasonably request for distribution to prospective purchasers of Variable Contracts.  If requested by the Company in lieu thereof, the Fund or its designee shall provide such documentation in a mutually agreeable form and such other assistance as is reasonably necessary in order for the parties hereto once a year (or more frequently if the prospectus for the Shares is supplemented or amended) to have the prospectus for the Variable Contracts and the prospectus for the Fund Shares and any other fund shares offered as investments for the Variable Contracts printed at the Company's expense together in one document, provided however that the Company shall ensure that, except as expressly authorized in writing by the Fund, no alterations, edits or changes whatsoever are made to prospectuses or other Fund documentation after such documentation has been furnished to the Company or its designee, and the Company shall assume liability for any and all alterations, errors or other changes that occur to such prospectuses or other Fund documentation after it has been furnished to the Company or its designee.

            5.3        The Fund shall provide the Company with copies of the Fund's proxy statements, Fund reports to shareholders, and other Fund communications to shareholders in such quantity as the Company shall reasonably require for distributing to Owners.  Alternatively and in lieu thereof, the Company may elect to print at its own expense any of the Fund's proxy statements, Fund reports to shareholders, and other Fund communications to shareholders.

            5.4        The Fund will provide the Company with at least one complete copy of all prospectuses, statements of additional information, annual and semi-annual reports, proxy statements, and all amendments or supplements to any of the above that relate to the Portfolios promptly after the filing of each such document with the SEC or other regulatory authority.  The Company will provide the Fund with at least one complete copy of all prospectuses, statements of additional information, annual and semi-annual reports, proxy statements, and all amendments or supplements to any of the above that relate to a Separate Account promptly after the filing of each such document with the SEC or other regulatory authority.

Article VI.  Sales Materials

            6.1        The Company will furnish, or will cause to be furnished, to the Fund or the Distributor, each piece of sales literature or other promotional material in which the Fund, the Distributor or any affiliate thereof is named, at least ten (10) Business Days prior to its intended use.  No such material shall be used unless the Fund or the Distributor approves such material.  Such approval shall be presumed given if notice to the contrary is not received by the Company within ten (1) Business Days after receipt by the Fund or the Distributor of such material.

            6.2        The Fund or the Distributor will furnish, or will cause to be furnished, to the Company, each piece of sales literature or other promotional material in which the Company or its Separate Accounts are named, at least ten (10) Business Days prior to its intended use.  No such material shall be used unless the Company approves such material.  Such approval shall be presumed given if notice to the contrary is not received by the Fund or within ten (10) Business Days after receipt by the Company of such material.

            6.3        Except with the permission of the Company, neither the Fund nor the Distributor shall give any information or make any representations on behalf of the Company or concerning the Company, the Separate Accounts, or the Variable Contracts other than the information or representations contained in the registration statement or prospectus for such Variable Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports of the Separate Accounts for distribution to Owners of such Variable Contracts, or in sales literature or other promotional material approved by the Company or its designee.  Neither the Fund nor the Distributor shall give such information or make such representations or statements in a context that causes the information, representations or statements to be false or misleading.

            6.4        Except with the permission of the Fund or the Distributor, neither the Company nor its affiliates or agents shall give any information or make any representations or statements on behalf of the Fund, the Distributor or any affiliate thereof or concerning the Fund, the Distributor or any affiliate thereof, other than the information or representations contained in the registration statements or prospectuses for the Fund, as such registration statements and prospectuses may be amended or supplemented from time to time, or in reports to shareholders or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund or the Distributor or designee thereof.  Neither the Company nor its affiliates or agents shall give such information or make such representations or statements in a context that causes the information, representations or statements to be false or misleading.

            6.5        For purposes of this Agreement, the phrase "sales literature or other promotional material" or words of similar import include, without limitation, advertisements (such as material published, or designed for use, in a newspaper, magazine or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures or other public media), sales literature (such as any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, or reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports and proxy materials, and any other material constituting sales literature or advertising under the National Association of Securities Dealers, Inc. or FINRA rules, the '40 Act or the '33 Act.

Article VII. Potential Conflicts

            7.1        The parties acknowledge that the Fund has received an exemptive order from the  SEC granting relief from various provisions of the '40 Act and the rules thereunder to the extent necessary to permit the Fund Shares to be sold to and held by variable annuity and variable life insurance separate accounts of Participating Companies and Plans. The terms of such exemptive order (the "Mixed and Shared Funding Exemptive Order"); require the Fund and each Participating Company and Plan to comply with conditions and undertakings substantially as provided in this Article. In the event of any inconsistencies between the terms of the Mixed and Shared Funding Exemptive Order and those provided for in this Article, the conditions and undertakings imposed by the Mixed and Shared Funding Exemptive Order shall govern this Agreement.

            7.2        The Fund's Board will monitor the Fund for the existence of any material irreconcilable conflict between and among the interests of the Owners of all Participating Companies and of Plan Participants and Plans investing in the Fund, and determine what action, if any, should be taken in response to such conflicts.  An irreconcilable material conflict may arise for a variety of reasons, which may include: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling or any similar action by insurance, tax or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of the Fund are being managed; (e) a difference in voting instructions given by variable annuity and variable life insurance contract Owners; (f) a decision by a Participating Insurance Company to disregard the voting instructions of Owners and (g) if applicable, a decision by a Plan to disregard the voting instructions of plan participants.

            7.3        The Company will report any potential or existing conflicts to the Board.  The Company will be obligated to assist the Board in carrying out its duties and responsibilities under the Mixed and Shared Funding Exemptive Order by providing the Board with all information reasonably necessary for the Board to consider any issues raised.  The responsibility includes, but is not limited to, an obligation by the Company to inform the Board whenever it has determined to disregard Owners voting instructions.

            7.4        If a majority of the Board, or a majority of its disinterested Board members, determines that a material irreconcilable conflict exists with regard to contract Owner investments in the Fund, the Board shall give prompt notice of the conflict and the implications thereof to all Participating Companies and Plans.  If the Board determines that the Company is a relevant Participating Company or Plan with respect to said conflict, the Company shall at its sole cost and expense, and to the extent reasonably practicable (as determined by a majority of the disinterested Board members), take such action as is necessary to remedy or eliminate the irreconcilable material conflict.  Such necessary action may include but shall not be limited to: (a) withdrawing the assets allocable to some or all of the Separate Accounts from the Fund or any Portfolio thereof and reinvesting those assets in a different investment medium, which may include another Portfolio of the Fund, or another investment company; (b) submitting the question as to whether such segregation should be implemented to a vote of all affected Owners and as appropriate, segregating the assets of any appropriate group (i.e., variable annuity or variable life insurance contract Owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected Owners the option of making such a change; and (c) establishing a new registered management investment company (or series thereof) or managed separate account.  If a material irreconcilable conflict arises because of the Company's decision to disregard Owner voting instructions, and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the election of the Fund to withdraw the Separate Account's investment in the Fund, and no charge or penalty will be imposed as a result of such withdrawal.  The responsibility to take such remedial action shall be carried out with a view only to the interests of the Owners.  For the purposes of this Article, a majority of the disinterested members of the Board shall determine whether or not any proposed action adequately remedies any irreconcilable material conflict but in no event will the Fund or its investment adviser (or any other investment adviser of the Fund) be required to establish a new funding medium for any Variable Contract.  Further, the Company shall not be required by this Article to establish a new funding medium for any Variable Contracts if any offer to do so has been declined by a vote of a majority of Owners materially and adversely affected by the irreconcilable material conflict.

            7.5        The Board's determination of the existence of an irreconcilable material conflict and its implications shall be made known promptly and in writing to the Company.

            7.6        No less than annually, the Company shall submit to the Board such reports, materials or data as the Board may reasonably request so that the Board may fully carry out its obligations.  Such reports, materials, and data shall be submitted more frequently if deemed appropriate by the Board.

            7.7        If and to the extent that the SEC promulgates new rules or regulations with respect to mixed or shared funding on terms and conditions materially different from those contained in the Mixed and Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Company as appropriate, shall take reasonable steps as may be necessary to comply with such rules and regulations, as adopted, to the extent such rules are applicable; and (b) this Article VI shall be deemed to incorporate such new terms and conditions, and any term or condition of this Article VI that is inconsistent therewith, shall be deemed to be succeeded thereby.

            7.8        The Company acknowledges it has been advised by the Fund that it may be appropriate for the Company to disclose the potential risks of mixed and shared funding in prospectuses or other applicable disclosure documents.

Article VIII. Voting

            8.1        The Company will provide pass-through voting privileges to all Owners so long as the SEC continues to interpret the '40 Act as requiring pass-through voting privileges for Owners.  Accordingly, the Company, where applicable, will vote Shares of the Portfolio held in its Separate Accounts in a manner consistent with voting instructions timely received from its Owners.  The Company will be responsible for assuring that each of its Separate Accounts that participates in the Fund calculates voting privileges in a manner consistent with other Participating Insurance Companies.  The Company will vote Shares for which it has not received timely voting instructions, as well as Shares it owns, in the same proportion as its votes those Shares for which it has received voting instructions.  The Company and its agents shall not oppose or interfere with the solicitation of proxies for Fund Shares held for such Owners.

Article IX.  Indemnification

            9.1        Indemnification by the Company.  Subject to Section 9.3 below, the Company agrees to indemnify and hold harmless the Fund and the Distributor, and each of their trustees, directors, members, principals, officers, partners, employees and agents and each person, if any, who controls the Fund or the Distributor within the meaning of Section 15 of the '33 Act (collectively, the "Indemnified Parties" for purposes of this Article) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's Shares or the Variable Contracts and:

            (i)         arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus for the Variable Contracts or contained in the Variable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of an Indemnified Party for use in the registration statement or prospectus for the Variable Contracts or in the Variable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Fund Shares; or

            (ii)        arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature of the Fund not supplied by the Company, or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Variable Contracts or Fund Shares; or

            (iii)       arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or sales literature of the Fund or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Fund by or on behalf of the Company; or

            (iv)       arises as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

            (v)        arises out of information or instructions from the Company or its agents concerning the purchase, redemption, transfer or other transaction in Fund Shares; or

            (vi)       arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company.

            (b)        The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.

            (c)        The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision.  In case any such action is brought against an Indemnified Party, the Company shall be entitled to participate at its own expense in the defense of such action. The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the Company to such party of the Company's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

            9.2        Indemnification by the Fund and the Distributor.  (a)  Subject to Section 9.3 below, the Fund and the Distributor agree to indemnify and hold harmless the Company and each of its directors, officers, employees, and agents and each person, if any, who controls the Company within the meaning of Section 15 of the '33 Act (collectively, the "Indemnified Parties" for the purposes of this Article) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Fund and the Distributor which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's Shares or the Variable Contracts and:

                        (i)         arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus of the Fund (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Fund or the Distributor by or on behalf of the Company for use in the registration statement or prospectus for the Fund (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Shares; or

                        (ii)        arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Fund or the Distributor or persons under its control) or wrongful conduct of the Fund or the Distributor or persons under its control, with respect to the sale or distribution of the Variable Contracts or Shares; or

                        (iii)       arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Fund or the Distributor; or

                        (iv)       arise as a result of a failure by the Fund or the Distributor to provide the services and furnish the materials under the terms of this Agreement; or

                        (v)        arise out of or result from any material breach of any representation and/or warranty made by the Fund or the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Fund or the Distributor.

            (b)        The Fund or the Distributor shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

            (c)        The Fund or the Distributor, as the case may be, shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Fund or the Distributor, as the case may be, in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Fund or the Distributor of any such claim shall not relieve the Fund or the Distributor from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision.  In case any such action is brought against the Indemnified Parties, the Fund or the Distributor shall be entitled to participate at its own expense in the defense thereof. The Fund or the Distributor also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the Fund or the Distributor to such party of the Fund's or the Distributor's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Fund or the Distributor will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

            9.3        Indemnification for Errors.  In the event of any error or delay with respect to information regarding the purchase, redemption, transfer or registration of Shares of the Fund, the parties agree that each is obligated to make the Separate Accounts and/or the Fund, respectively, whole for any error or delay that it causes, subject in the case of pricing errors to the related Portfolio's policies on materiality of pricing errors.  In addition, each party agrees that neither will receive compensation from the other for the costs of any reprocessing necessary as a result of an error or delay.   Each party agrees to provide the other with prompt notice of any errors or delays of the type referred to in this Section.

Article X.  Term; Termination

            10.1      This Agreement shall be effective as of the date hereof and shall continue in force until terminated in accordance with the provisions herein.

            10.2      This Agreement shall terminate in accordance with the following provisions:

            (a)        At the option of the Company or the Fund at any time from the date hereof upon sixty (60) days’ notice, unless a shorter time is agreed to by the parties;

            (b)        At the option of the Company, if Fund Shares are not reasonably available to meet the requirements of the Variable Contracts as determined by the Company.  Prompt notice of election to terminate shall be furnished by the Company, said termination to be effective ten days after receipt of notice unless the Fund makes available a sufficient number of Shares to reasonably meet the requirements of the Variable Contracts within said ten-day period;

            (c)        At the option of the Company, upon the institution of formal proceedings against the Fund, the Fund’s investment adviser and/or the Distributor by the SEC, FINRA, or any other regulatory authorities, the expected or anticipated ruling, judgment or outcome of which would, in the Company's reasonable judgment, materially impair the Fund's ability to meet and perform the Fund's obligations and duties hereunder.  Prompt notice of election to terminate shall be furnished by the Company with said termination to be effective upon receipt of notice;

            (d)        At the option of the Fund, upon the institution of formal proceedings against  the Company by the SEC, FINRA, or any other regulatory authorities, the expected or anticipated ruling, judgment or outcome of which would, in the Fund's reasonable judgment, materially impair the Company's ability to meet and perform its obligations and duties hereunder.  Prompt notice of election to terminate shall be furnished by the Fund with said termination to be effective upon receipt of notice;

            (e)        In the event the Fund's Shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such Shares as the underlying investment medium of Variable Contracts issued or to be issued by the Company.  Termination shall be effective upon such occurrence without notice;

            (f)        At the option of the Fund if the Variable Contracts cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code, or if the Fund reasonably believes that the Variable Contracts may fail to so qualify.  Termination shall be effective upon receipt of notice by the Company;

            (g)        At the option of the Company, upon the Fund's breach of any material provision of this Agreement, which breach has not been cured to the satisfaction of the Company within ten days after written notice of such breach is delivered to the Fund;

            (h)        At the option of the Fund, upon the Company's breach of any material provision of this Agreement, which breach has not been cured to the satisfaction of the Fund within ten days after written notice of such breach is delivered to the Company;

            (i)         At the option of the Fund, if the Variable Contracts are not registered, issued or sold in accordance with applicable federal and/or state law. Termination shall be effective immediately upon such occurrence without notice; and

            (j)         In the event this Agreement is assigned without the prior written consent of the Company, the Fund, and the Distributor, termination shall be effective immediately upon such occurrence without notice.

            10.3      Notwithstanding any termination of this Agreement pursuant to Section 10.2 hereof, the Fund at the option of the Company will continue to make available additional Fund Shares, as provided below, pursuant to the terms and conditions of this Agreement, for all Variable Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts").  Specifically, without limitation, the Owners of the Existing Contracts or the Company, whichever shall have legal authority to do so, shall be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the payment of additional premiums under the Existing Contracts.

Article XI.  Notices

            11.1      Any notice hereunder shall be given by registered or certified mail return receipt requested to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:

Lord Abbett Family of Funds

90 Hudson Street

Jersey City, NJ 07302

Attention:  General Counsel

If to the Distributor:

Lord Abbett Distributor LLC

90 Hudson Street

Jersey City, NJ 07302

Attention:  General Counsel

If to the Company:

                                                Midland National Life Insurance Company

                                                4546 Corporate Drive

                                                Suite 100

                                                West Des Moines, IA 50266

                                                Attention:  Bill Lowe

CC:                  Victoria E. Fimea

                                    Senior Vice President, General Counsel and Secretary

                        Sammons Financial Group
4350 Westown Parkway

                                    West Des Moines, IA 50266

Notice shall be deemed given on the date of receipt by the addressee as evidence by the return receipt.

Article XII.  Miscellaneous

            12.1      Privacy.  Each party hereto acknowledges that, by reason of its performance under this Agreement, it shall have access to, and shall receive from the other party (and its affiliates, partners and employees), the confidential information of the other party (and its affiliates, partners and employees), including but not limited to the "nonpublic personal information" of their consumers within the meaning of SEC Regulation S-P (collectively, “Confidential Information”).  Each party shall hold all such Confidential Information in the strictest confidence and shall use such Confidential Information solely in connection with its performance under this Agreement and for the business purposes set forth in this Agreement.  Under no circumstances may a party cause any Confidential Information of the other party to be disclosed to any third party or reused or redistributed without the other party's prior written consent.

            12.2      Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

            12.3      Severability.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

            12.4      Governing Law.  This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of New York.  It shall also be subject to the provisions of the federal securities laws and the rules and regulations thereunder and to any orders of the SEC granting exemptive relief therefrom and the conditions of such orders.

            12.5      Liability.  This Agreement has been executed on behalf of the Fund by the undersigned officer of the Fund in his or her capacity as an officer of the Fund.  The obligations of this Agreement shall be binding upon the assets and property of the Fund and each respective Portfolio thereof only and shall not be binding on any Director/Trustee, officer or shareholder of the Fund individually.  In addition, notwithstanding any other provision of this Agreement, no Portfolio shall be liable for any loss, expense, fee, charge or liability of any kind relating to or arising from the actions or omissions of any other Portfolio or from the application of this Agreement to any other Portfolio.  It is also understood that each of the Portfolios shall be deemed to be entering into a separate Agreement with the Company so that it is as if each of the Portfolios had signed a separate Agreement with the Company and that a single document is being signed simply to facilitate the execution and administration of the Agreement.

            12.6      Inquiries and Investigations.  Each party shall cooperate with each other party and all appropriate regulatory authorities (including without limitation the SEC, FINRA and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

            12.7      Subcontractors, Agents or Affiliates.  The Company may hire or make arrangements for subcontractors, agents or affiliates to perform the services set forth in this Agreement.  The Company shall provide the Fund with written notice of the names of any subcontractors, agents or affiliates the Company hires or arranges to perform such services, and any specific operational requirements that arise as a result of such arrangement.  The Company agrees that it is and will be responsible for the acts and omissions of its subcontractors, affiliates, and agents and that the indemnification provided by the Company in Section 9 of this Agreement shall be deemed to cover the acts and omissions of such subcontractors, affiliates, and agents to the same extent as if they were the acts or omissions of the Company.

            12.8      Client Lists.  The Company hereby consents to the Distributor's, the Fund's, or its investment adviser's use or reference to the Company's name in connection with any full, partial or representative list of clients.

            12.9      Amendment, Waiver and Other Matters.   Neither this Agreement, nor any provision hereof, may be amended, waived, modified or terminated in any manner except by a written instrument properly authorized and executed by all parties hereto.  The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

            IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Fund Participation Agreement as of the date and year first above written.

Lord Abbett Series Fund, Inc.                                 Lord Abbett Distributor LLC

By:  Lord, Abbett & Co. LLC, its Managing Member

By: __________________________                          By:  ___________________________

      Lawrence H. Kaplan                                                        Lawrence H. Kaplan

      Vice President and Secretary                                           Member

Midland National Life Insurance Company

By:    ____________________________

Name: ___________________________

Title:   ___________________________

24(b)(8)(ee)	Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust

AMENDMENT TO

FUND PARTICIPATION AGREEMENT

This Amendment to the Participation Agreement (the “Agreement”) among Northern Lights Variable Trust (the “Trust”), Northern Lights Distributors, LLC (the “Distributor”) and Midland National Life Insurance Company (the “Company”) dated as of May 21, 2007 is effective August 15, 2012 and is amended as follows:

             Schedule B of the Agreement is hereby deleted in its entirety and replaced with the following:

SCHEDULE B

Participating Portfolios

            Adaptive Allocation Portfolio (formerly known as Critical Math Portfolio)

            Power Income VIT Fund

All other terms and provisions of the Participation Agreement not amended herein shall remain in full force and effect.

Effective Date: August 15, 2012

NORTHERN LIGHTS VARIABLE TRUST          NORTHERN LIGHTS DISTRIBUTORS, LLC

By:___________________________________                     By:_______________________________

Name:  Andrew Rogers                                                 Name:  Mike Nielsen

Title:     President                                                          Title:     Chief Compliance Officer

MIDLAND NATIONAL LIFE INSURANCE

COMPANY

By: ___________________________________

Name:  Bill Lowe

Title:     President – SRS/SFN

24(b)(8)(ff)	Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck

AMENDMENT TO THE

PARTICIPATION AGREEMENT

THIS IS AN AMENDMENT, dated September 13, 2012, to the Participation Agreement dated January 1, 2002, as amended from time to time (“Agreement”) by and between Van Eck VIP Trust (f/k/a Van Eck Worldwide Insurance Trust (“Trust”)), Van Eck Associates Corporation (“VEAC”) and Van Eck Securities Corporation (“VESC”) and Midland National Life Insurance Company (“Midland”, together with the Trust, VEAC and VESC, the “Parties”)).

            WHEREAS, the  Parties desire to amend the Agreement as provided herein.

            NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

1.      All references to the “Van Eck Worldwide Insurance Trust” and “WWIT” are hereby amended to “Van Eck VIP Trust”, effective May 1, 2010.

2.        “Schedule A Accounts” of the Agreement is replaced in its entirety by the following “Schedule A – Product Accounts” effective October 1, 2012:

“Schedule A – Product Accounts

Updated October 1, 2012

Midland National Life Separate Account – NAVA

Midland National Life Separate Account – VA

Midland National Life Separate Account – VUL

Midland National Life Separate Account – Live Well VA”

3.      “Schedule B Portfolios and Other Funds Advised the Advisers” of the of the Agreement is replaced in its entirety by the following “Schedule B Portfolios and Other Funds Advised by the Adviser”:

I.        Portfolios

Van Eck VIP Trust

Van Eck VIP Global Hard Assets Fund

Van Eck VIP Emerging Markets Fund

Van Eck VIP Global Bond Fund

Van Eck VIP Multi-Manager Alternatives Fund

4.      Except as specifically set forth herein, all other provisions of the Agreement shall remain in full force and effect.

5.      Execution in Counterparts. This Amendment may be executed in any number of counterparts, each of which when so executed and delivered shall be deemed an original and such counterparts together shall constitute one instrument.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative.

Midland National Life Insurance Company

By: ___________________________

Name: _________________________

Title: __________________________

VAN ECK VIP TRUST

By: ___________________________

Name: _________________________

Title: __________________________

VAN ECK SECURITIES CORPORATION

By: ___________________________

Name: _________________________

Title: __________________________

 VAN ECK ASSOCIATES CORPORATION

By: ___________________________

Name: _________________________

Title: __________________________

 [24(b)(9)(a)]

[Midland National Letterhead]

September 19, 2012

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Directors:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-176870 Post-Effective Amendment No. 2) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.      Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.      The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.      The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,

/s/ Victoria E. Fimea

Victoria E. Fimea

Senior Vice President, General Counsel & Secretary

 [24(b)(9)(b) - POA]

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Victoria E. Fimea, and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this             day of               2012.

SIGNATURE                          DATE               SIGNATURE                                       DATE

/s/ Darron K. Ash                      2/2/12                /s/ Roland C. Baker                                2/21/12

Darron K. Ash                                                   Roland C. Baker

/s/ David C. Bratton                   2/7/12                /s/ Willard Bunn, III                                2/2/12

David C. Bratton                                               Willard Bunn, III

/s/ John J. Craig II                      1/30/12             /s/ Esfandyar E. Dinshaw                       1/31/12

John J. Craig II                                                 Esfandyar E. Dinshaw

/s/ William D. Heinz                   2/7/12                /s/ Daniel M. Kiefer                               1/30/12

William D. Heinz                                               Daniel M. Kiefer

/s/ Heather Kreager                   2/2/12                /s/ Michael M. Masterson                       2/2/12

Heather Kreager                                               Michael M. Masterson

/s/ Steven C. Palmitier                1/30/12

Steven C. Palmitier

[24(b)(10)(a) Sutherland Consent]

[Sutherland Letterhead]

September 17, 2012

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

Re:	LiveWell VA File No. 333-176870, Post-Effective Amendment # 2

Gentlemen:

                        We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-176870).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

/s/            Frederick R. Bellamy

                                                                                                   Frederick R. Bellamy

[24(b)(10)(b) PWC Consent]

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-176870 and 811-07772) of our report dated April 24, 2012,  relating to the financial statements and financial highlights of Midland National Life Separate Account C and the report dated March 28, 2012, relating to the financial statements of Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings "Financial Statements" and "Financial Matters" in such Registration Statement.

/s/ PricewaterhouseCoopers LLP

Des Moines, IA

September 19, 2012